UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22559

First Trust Exchange-Traded Fund IV
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 765-8000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

(a)	The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FIRST TRUST

First Trust Exchange-Traded Fund IV

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First Trust North American
Energy Infrastructure Fund (EMLP)

First Trust EIP Carbon Impact ETF (ECLN)

FT Energy Income Partners Strategy ETF (EIPX)

Semi-Annual Report
For the Period Ended
April 30, 2023

Energy Income Partners, LLC
---------------------------


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                      FIRST TRUST EXCHANGE-TRADED FUND IV
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2023

Shareholder Letter...........................................................  1
Fund Performance Overview

Portfolio of Investments

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and/or Energy Income Partners, LLC ("EIP" or the
"Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk
Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


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SHAREHOLDER LETTER
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                      FIRST TRUST EXCHANGE-TRADED FUND IV
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2023

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund IV (the "Funds"), which contains detailed information about the Funds for the six months ended April 30, 2023.
Please note that the FT Energy Income Partners Strategy ETF was incepted on
November 2, 2022, and so the information in this letter and the semi-annual report prior to that date does not apply to this Fund.

It pleases me to write that on May 5, 2023, the World Health Organization officially declared that the coronavirus ("COVID-19") pandemic no longer qualified as a global health emergency. While the virus officially no longer poses an immediate threat, its full impact on the world economy remains to be seen, in my opinion. Recall, if you will, those early days of the pandemic;
companies sent workers home, consumers were afraid or unwilling to leave their homes, supply chains dried up, and grocery shelves were left bare. Hoping to provide relief to their constituents and to bolster economic activity, governments across the globe funneled trillions of dollars in stimulus directly into the hands of their citizens. Unfortunately, economist Milton Friedman's age-old economic adage "there's no such thing as a free lunch" still holds. As a result of the U.S. government stimulus, gross domestic product rebounded quickly, but so did inflation.

As many investors are aware, the Federal Reserve (the "Fed") has been locked in a battle with stubbornly high inflation for several years now. Inflation, as measured by the trailing 12-month rate of change in the Consumer Price Index
("CPI"), surged from 1.4% on December 31, 2020, to 9.1% as of June 30, 2022.
Since then, the trailing rate on the CPI has come down, but remains elevated. On
April 30, 2023, the CPI stood at 4.9%, well above the Fed's goal of 2.0%.
Surging prices have not been restricted to the U.S. Headline inflation rates in each of the countries that make up the so-called Group of Ten (G-10) stand above the targets set by their central banks, according to data from Bloomberg.

From the Fed's perspective, monetary policy is the most efficient means to combat rising prices. From December 31, 2020 through May 3, 2023, the Fed increased the Federal Funds target rate (upper bound) a total of ten times, raising the rate from 0.25% to 5.25%. As mentioned, tighter monetary policy resulted in a decrease in the CPI, but there have been casualties in the Fed's battle with rising prices. The most recent banking turmoil is one example.
Another is the spike in mortgage rates. According to Bankrate, the national average for a 30-year mortgage stood at just 2.87% on December 31, 2020. As of
May 1, 2023, the average 30-year mortgage rate had surged to 6.88%. Not all the news is negative, however. Driven by a strong U.S. labor market, consumer spending remained robust in April 2023. Notably, American corporations added
253,000 jobs during the month, and the unemployment rate stood at a 53-year low.
Bob Carey, Chief Market Strategist at First Trust, recently summed up the current situation, noting that "we're not out of the woods yet." That said, even the most difficult situations don't last forever. In my opinion, like the
COVID-19 pandemic, inflation, and the tighter monetary policy it ushered in, will pass with time.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the
Funds again in six months.

Sincerely,

/s/ James A. Bowen,

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
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FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

The First Trust North American Energy Infrastructure Fund (the "Fund") is an
actively managed exchange-traded fund. The Fund's investment objective is to seek total return. The Fund will invest, under normal market conditions, at least 80% of its net assets (including investment borrowings) in equity securities of companies deemed by Energy Income Partners, LLC ("EIP" or the
"Sub-Advisor") to be engaged in the energy infrastructure sector. These companies principally include U.S. and Canadian natural gas and electric utilities, corporations operating energy infrastructure assets such as pipelines or renewable energy production, utilities, publicly-traded master limited partnerships or limited liability companies taxed as partnerships ("MLPs"), MLP affiliates, and other companies that derive the majority of their revenues from operating or providing services in support of infrastructure assets such as pipelines, power transmission and petroleum and natural gas storage in the petroleum, natural gas and power generation industries (collectively, "energy infrastructure companies"). The Fund will invest principally in energy infrastructure companies. Under normal market conditions, the Fund will invest at least 80% of its net assets (including investment borrowings) in equity securities of companies headquartered or incorporated in the United States and
Canada.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                    AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                              6 Months   1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                               Ended      Ended     Ended     Ended     (6/20/12)     Ended     Ended     (6/20/12)
                                              4/30/23    4/30/23   4/30/23   4/30/23    to 4/30/23   4/30/23   4/30/23    to 4/30/23
FUND PERFORMANCE
NAV                                            3.44%      5.36%     7.83%      5.06%       6.73%     45.78%     63.86%     102.86%
Market Price                                   3.25%      5.25%     7.79%      5.06%       6.72%     45.54%     63.78%     102.76%

INDEX PERFORMANCE
Blended Benchmark(1)                           3.53%      8.36%     9.97%      5.97%       7.46%     60.84%     78.54%     118.55%
S&P 500(R) Index                               8.63%      2.66%    11.45%     12.20%      13.07%     71.93%    216.22%     279.75%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 8.)

-----------------------------

(1)   The Blended Benchmark consists of the following two indices: 50% of the
      PHLX Utility Sector Index which is a market capitalization weighted index composed of geographically diverse public U.S. utility stocks; and 50% of the Alerian MLP Total Return Index which is a float-adjusted, capitalization weighted composite of the 27 most prominent energy Master
      Limited Partnerships (MLPs). Indices are unmanaged and an investor cannot invest directly in an index. All index returns assume that distributions are reinvested when they are received. The Blended Benchmark returns are calculated by using the monthly return of the two indices during each period shown above. At the beginning of each month the two indices are rebalanced to a 50-50 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the
      Blended Benchmark for each period shown above.


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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP) (CONTINUED)

-----------------------------------------------------------
                                      % OF TOTAL LONG-TERM
INDUSTRY CLASSIFICATION                   INVESTMENTS
-----------------------------------------------------------
Electric Power & Transmission                 29.8%
Natural Gas Transmission                      24.4
Petroleum Product Transmission                16.4
Crude Oil Transmission                        13.7
Nat. Gas Gathering & Processing               10.5
Oil & Gas Production                           1.4
Marine                                         0.2
Propane                                        0.1
Other                                          3.5
                                            -------
     Total                                   100.0%
                                            =======

-----------------------------------------------------------
                                      % OF TOTAL LONG-TERM
TOP TEN HOLDINGS                          INVESTMENTS
-----------------------------------------------------------
Enterprise Products Partners, L.P.             7.6%
Magellan Midstream Partners, L.P.              6.6
Energy Transfer, L.P.                          6.3
Plains GP Holdings, L.P., Class A              5.9
Sempra Energy                                  5.0
Kinder Morgan, Inc.                            4.2
Quanta Services, Inc.                          3.9
DT Midstream, Inc.                             3.8
Public Service Enterprise Group, Inc.          2.9
NextEra Energy Partners, L.P.                  2.8
                                            -------
     Total                                    49.0%
                                            =======


                   PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        OCTOBER 31, 2012 - APRIL 30, 2023

            First Trust North American       Blended       S&P 500(R)
            Energy Infrastructure Fund      Benchmark        Index
10/31/12             $10,000                 $10,000        $10,000
4/30/13               11,580                  11,568         11,442
10/31/13              11,354                  11,400         12,718
4/30/14               12,479                  12,645         13,781
10/31/14              13,900                  13,592         14,914
4/30/15               14,035                  13,044         15,570
10/31/15              11,966                  11,378         15,690
4/30/16               12,163                  11,842         15,757
10/31/16              13,404                  12,368         16,397
4/30/17               13,933                  13,350         18,581
10/31/17              13,813                  13,134         20,272
4/30/18               13,015                  12,840         21,046
10/31/18              13,256                  13,365         21,762
4/30/19               14,845                  14,404         23,885
10/31/19              15,143                  14,447         24,879
4/30/20               12,713                  11,825         24,093
10/31/20              12,616                  11,806         27,293
4/30/21               15,693                  15,964         35,167
10/31/21              16,649                  17,190         39,006
4/30/22               18,010                  19,059         35,244
10/31/22              18,345                  19,947         33,308
4/30/23               18,976                  20,651         36,182


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 3


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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST EIP CARBON IMPACT ETF (ECLN)

The First Trust EIP Carbon Impact ETF (the "Fund") seeks to achieve a competitive risk-adjusted total return balanced between dividends and capital appreciation. Under normal market conditions, the Fund will invest at least 80%
of its net assets (including investment borrowings) in the equity securities of companies identified by the Fund's investment sub-advisor, Energy Income
Partners, LLC ("EIP" or the "Sub-Advisor"), as having or seeking to have a positive carbon impact. The Sub-Advisor defines positive carbon impact companies as companies that reduce, have a publicly available plan to reduce, or enable the reduction of carbon and other greenhouse gas emissions from the production, transportation, conversion, storage and use of energy.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                AVERAGE ANNUAL          CUMULATIVE
                                                                                 TOTAL RETURNS         TOTAL RETURNS
                                              6 Months Ended   1 Year Ended   Inception (8/19/19)   Inception (8/19/19)
                                                 4/30/23         4/30/23          to 4/30/23            to 4/30/23
FUND PERFORMANCE
NAV                                               2.02%            2.84%             8.56%                35.51%
Market Price                                      2.22%            3.20%             8.60%                35.66%

INDEX PERFORMANCE
PHLX Utility Sector Index                         4.56%           -0.79%             6.70%                27.10%
S&P 500(R) Index                                  8.63%            2.66%            11.92%                51.61%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 8.)


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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST EIP CARBON IMPACT ETF (ECLN) (CONTINUED)

-----------------------------------------------------------
                                     % OF TOTAL LONG-TERM
INDUSTRY CLASSIFICATION                  INVESTMENTS
-----------------------------------------------------------
Electric Power & Transmission                59.2%
Natural Gas Transmission                     27.0
Nat. Gas Gathering & Processing               5.0
Petroleum Product Transmission                2.7
Gas Production                                1.1
Propane                                       0.1
Marine                                        0.0*
Other                                         4.9
                                           -------
     Total                                  100.0%
                                           =======

* Amount is less than 0.1%.

-----------------------------------------------------------
                                     % OF TOTAL LONG-TERM
TOP TEN HOLDINGS                         INVESTMENTS
-----------------------------------------------------------
DT Midstream, Inc.                            5.1%
Atmos Energy Corp.                            4.3
Sempra Energy                                 4.2
Quanta Services, Inc.                         4.1
American Electric Power Co., Inc.             3.9
Southern (The) Co.                            3.6
Xcel Energy, Inc.                             3.4
Clearway Energy, Inc., Class A                3.2
Cheniere Energy, Inc.                         3.2
Cheniere Energy Partners, L.P.                3.2
                                           -------
     Total                                   38.2%
                                           =======


                PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                     AUGUST 19, 2019 - APRIL 30, 2023

             First Trust EIP       PHLX Utility      S&P 500(R)
            Carbon Impact ETF      Sector Index        Index
8/19/19          $10,000             $10,000          $10,000
10/31/19          10,304              10,489           10,424
4/30/20            9,818               9,586           10,095
10/31/20          10,891              10,772           11,436
4/31/21           12,156              11,678           14,736
10/31/21          12,578              11,968           16,343
4/30/22           13,178              12,811           14,766
10/31/22          13,283              12,155           13,956
4/30/23           13,551              12,710           15,161


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 5


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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FT ENERGY INCOME PARTNERS STRATEGY ETF (EIPX)

The FT Energy Income Partners Strategy ETF's (the "Fund") investment objective is to seek risk-adjusted total return. Under normal market conditions, the Fund will seek to achieve its investment objective by investing at least 80% of its net assets (plus any borrowing for investment purposes) in a portfolio of equity securities in the broader energy market ("Energy Companies"). Energy Companies include companies in the Global Industry Classification Standard ("GICS") energy sector, companies in the GICS utility sector (excluding water utilities), or companies in any other GICS sectors that derive at least 50% of their revenues or profits from exploration, development, production, gathering, transportation, processing, storing, refining, distribution, mining or marketing, of natural gas, natural gas liquids (including propane), crude oil, refined petroleum products, petrochemicals, electricity, coal, uranium, hydrogen or other energy sources, renewable energy production, renewable energy equipment, energy storage, carbon, carbon dioxide, carbon dioxide and fugitive methane mitigation and management, as well as electric transmission, distribution, storage and system reliability support. Energy Companies also include companies providing engineering, consulting and construction services that derive at least 50% of their revenues or profits from the above, all of which are selected by Energy
Income Partners, LLC, the Fund's investment sub-advisor ("EIP" or the
"Sub-Advisor"). These companies may include publicly traded master limited partnerships or limited liability companies taxed as partnerships ("MLPs") and
MLP affiliates.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        CUMULATIVE
                                                                                                       TOTAL RETURNS
                                                                                                    Inception (11/2/22)
                                                                                                        to 4/30/23
FUND PERFORMANCE
NAV                                                                                                        4.73%
Market Price                                                                                               4.83%

INDEX PERFORMANCE
S&P Global 1200 Energy Index                                                                               1.72%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 8.)


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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT ENERGY INCOME PARTNERS STRATEGY ETF (EIPX) (CONTINUED)

-----------------------------------------------------------
                                     % OF TOTAL LONG-TERM
INDUSTRY CLASSIFICATION                  INVESTMENTS
-----------------------------------------------------------
Oil & Gas Production                         25.9%
Natural Gas Transmission                     17.7
Petroleum Product Transmission               16.3
Electric Power & Transmission                13.9
Crude Oil Transmission                        9.7
Nat. Gas Gathering & Processing               7.9
Coal                                          0.9
Marine                                        0.3
Other                                         7.4
                                           -------
     Total                                  100.0%
                                           =======

* Amount is less than 0.1%.

-----------------------------------------------------------
                                     % OF TOTAL LONG-TERM
TOP TEN HOLDINGS                         INVESTMENTS
-----------------------------------------------------------
Shell PLC, ADR                                7.3%
Enterprise Products Partners, L.P.            7.1
BP PLC, ADR                                   6.2
TotalEnergies SE, ADR                         6.0
Energy Transfer, L.P.                         5.2
Magellan Midstream Partners, L.P.             4.1
Plains GP Holdings, L.P., Class A             3.6
MPLX, L.P.                                    3.5
Kinder Morgan, Inc.                           3.0
Cheniere Energy Partners, L.P.                2.9
                                           -------
     Total                                   48.9%
                                           =======


          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
               NOVEMBER 2, 2022 - APRIL 30, 2023

            FT Income Partners      S&P Global 1200
               Strategy ETF          Energy Index
11/2/22          $10,000                $10,000
4/30/23           10,473                 10,172


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 7


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NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated.

Each Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each
Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.


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PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2023 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust") is the investment advisor to the First
Trust North American Energy Infrastructure Fund ("EMLP"), the First Trust EIP
Carbon Impact ETF ("ECLN") and the FT Energy Income Partners Strategy ETF
("EIPX") (each a "Fund"). First Trust is responsible for the ongoing monitoring of each Fund's investment portfolio, managing each Fund's business affairs and providing certain administrative services necessary for the management of each
Fund.

                                  SUB-ADVISOR

ENERGY INCOME PARTNERS, LLC

Energy Income Partners, LLC ("EIP"), located in Westport, CT, was founded in
2003 to provide professional asset management services in publicly traded energy-related infrastructure companies with above average dividend payout ratios operating pipelines and related storage and handling facilities, electric power transmission and distribution as well as long contracted or regulated power generation from renewables and other sources. The corporate structure of the portfolio companies includes C-corporations, partnerships and energy infrastructure real estate investment trusts. EIP mainly focuses on investments in assets that receive steady fee-based or regulated income from their corporate and individual customers. EIP manages or supervises approximately $5.2 billion of assets as of April 30, 2023. EIP advises two privately offered partnerships for U.S. high net worth individuals and an open-end mutual fund. EIP also manages separately managed accounts and provides its model portfolio to unified managed accounts. Finally, in addition to the Funds, EIP serves as a sub-advisor to four closed-end management investment companies and a sleeve of a series of a variable insurance trust. EIP is a registered investment advisor with the
Securities and Exchange Commission.

                           PORTFOLIO MANAGEMENT TEAM

JAMES J. MURCHIE, CO-FOUNDER, CHIEF EXECUTIVE OFFICER, CO-PORTFOLIO MANAGER AND
   PRINCIPAL OF ENERGY INCOME PARTNERS, LLC

EVA PAO, CO-FOUNDER, CO-PORTFOLIO MANAGER AND PRINCIPAL OF ENERGY INCOME
   PARTNERS, LLC

JOHN K. TYSSELAND, CO-PORTFOLIO MANAGER AND PRINCIPAL OF ENERGY INCOME
   PARTNERS, LLC

The portfolio managers are primarily and jointly responsible for the day-to-day management of the Funds.

                                                                          Page 9


FIRST TRUST EXCHANGE-TRADED FUND IV

UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2023 (UNAUDITED)

As a shareholder of First Trust North American Energy Infrastructure Fund, First
Trust EIP Carbon Impact ETF or FT Energy Income Partners Strategy ETF (each a
"Fund" and collectively, the "Funds"), you incur two types of costs: (1)
transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This
Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the six-month period (or shorter)
ended April 30, 2023.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period"
to estimate the expenses you paid on your account during this six-month period
(or shorter).

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


------------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                         EXPENSE RATIO       EXPENSES PAID
                                                      BEGINNING             ENDING        BASED ON THE         DURING THE
                                                    ACCOUNT VALUE       ACCOUNT VALUE      SIX-MONTH           SIX-MONTH
                                                   NOVEMBER 1, 2022     APRIL 30, 2023       PERIOD            PERIOD (a)
------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST NORTH AMERICAN ENERGY
   INFRASTRUCTURE FUND (EMLP)
Actual                                                $1,000.00           $1,034.40          0.95%               $4.79
Hypothetical (5% return before expenses)              $1,000.00           $1,020.08          0.95%               $4.76

FIRST TRUST EIP CARBON IMPACT ETF (ECLN)
Actual                                                $1,000.00           $1,020.20          0.95%               $4.76
Hypothetical (5% return before expenses)              $1,000.00           $1,020.08          0.95%               $4.76



------------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED        EXPENSES PAID
                                                                                         EXPENSE RATIO     DURING THE PERIOD
                                                      BEGINNING             ENDING        BASED ON THE    NOVEMBER 2, 2022 (b)
                                                    ACCOUNT VALUE       ACCOUNT VALUE    NUMBER OF DAYS            TO
                                                 NOVEMBER 2, 2022 (b)   APRIL 30, 2023   IN THE PERIOD     APRIL 30, 2023 (c)
------------------------------------------------------------------------------------------------------------------------------
FT ENERGY INCOME PARTNERS STRATEGY ETF (EIPX)
Actual                                                $1,000.00           $1,047.30          0.95%               $4.80
Hypothetical (5% return before expenses)              $1,000.00           $1,020.08          0.95%               $4.76


(a)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (November 1,
      2022 through April 30, 2023), multiplied by 181/365 (to reflect the six-month period).

(b)   Inception date.

(c)   Actual expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
      (November 2, 2022 through April 30, 2023), multiplied by 180/365.
      Hypothetical expenses are assumed for the most recent six-month period.


FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2023 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS -- 59.7%
               CONSTRUCTION & ENGINEERING
                  -- 3.6%
      532,475  Quanta Services, Inc.          $   90,329,059
                                              --------------
               ELECTRIC UTILITIES -- 15.3%
      603,593  Alliant Energy Corp.               33,282,118
      672,917  American Electric Power Co.,
                  Inc.                            62,190,989
       80,453  Constellation Energy Corp.          6,227,062
       69,991  Duke Energy Corp.                   6,920,710
       40,895  Emera, Inc. (CAD)                   1,740,117
    4,670,248  Enel S.p.A., ADR                   31,617,579
      200,655  Evergy, Inc.                       12,462,682
      305,239  Eversource Energy                  23,689,599
       74,669  Exelon Corp.                        3,168,952
       48,822  Fortis, Inc. (CAD)                  2,143,721
      532,259  Iberdrola S.A., ADR                27,672,145
      145,691  IDACORP, Inc.                      16,189,184
      328,020  NextEra Energy, Inc.               25,136,173
       88,418  Orsted A/S, ADR                     2,639,277
    1,825,541  PPL Corp.                          52,429,538
      772,650  Southern (The) Co.                 56,828,408
      246,196  Xcel Energy, Inc.                  17,211,562
                                              --------------
                                                 381,549,816
                                              --------------
               ENERGY EQUIPMENT & SERVICES
                  -- 0.2%
      519,025  Archrock, Inc.                      5,340,767
                                              --------------
               GAS UTILITIES -- 6.0%
      771,616  AltaGas Ltd. (CAD)                 13,497,656
      330,331  Atmos Energy Corp.                 37,703,980
       11,703  Chesapeake Utilities Corp.          1,445,321
    1,102,335  National Fuel Gas Co.              61,620,527
      123,476  New Jersey Resources Corp.          6,376,301
      321,654  ONE Gas, Inc.                      24,751,275
       95,596  UGI Corp.                           3,238,792
                                              --------------
                                                 148,633,852
                                              --------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS
                  -- 1.9%
    1,561,623  AES (The) Corp.                    36,948,000
      228,753  Clearway Energy, Inc., Class A      6,629,262
      102,188  Northland Power, Inc. (CAD)         2,508,597
                                              --------------
                                                  46,085,859
                                              --------------
               MULTI-UTILITIES -- 11.5%
    1,142,593  ATCO Ltd., Class I (CAD)           37,756,127
       78,130  Canadian Utilities Ltd.,
                  Class A (CAD)                    2,258,812
      116,082  CenterPoint Energy, Inc.            3,537,019
      288,715  CMS Energy Corp.                   17,975,396
      224,248  DTE Energy Co.                     25,207,718
    1,067,354  Public Service Enterprise
                  Group, Inc.                     67,456,773
      747,815  Sempra Energy                     116,277,754

SHARES/
UNITS          DESCRIPTION                             VALUE
------------------------------------------------------------
               MULTI-UTILITIES (CONTINUED)
      170,394  WEC Energy Group, Inc.         $   16,386,791
                                              --------------
                                                 286,856,390
                                              --------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 21.0%
      429,863  Cheniere Energy, Inc.              65,769,039
    1,805,332  DT Midstream, Inc.                 88,948,708
      863,581  Enbridge, Inc.                     34,335,981
    2,214,809  Keyera Corp. (CAD)                 52,115,076
    5,692,142  Kinder Morgan, Inc.                97,620,235
      931,072  ONEOK, Inc.                        60,901,419
      691,616  Targa Resources Corp.              52,237,756
      497,688  TC Energy Corp.                    20,673,960
    1,599,198  Williams (The) Cos., Inc.          48,391,731
                                              --------------
                                                 520,993,905
                                              --------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 0.1%
       14,279  Enphase Energy, Inc. (a)            2,344,612
                                              --------------
               WATER UTILITIES -- 0.1%
       15,951  American Water Works Co.,
                  Inc.                             2,364,736
                                              --------------
               TOTAL COMMON STOCKS
                  -- 59.7%                     1,484,498,996
               (Cost $1,233,878,515)          --------------

               MASTER LIMITED PARTNERSHIPS
                  -- 33.9%
               CHEMICALS -- 0.3%
      379,329  Westlake Chemical Partners,
                  L.P.                             8,512,143
                                              --------------
               ENERGY EQUIPMENT & SERVICES
                  -- 0.1%
      149,320  USA Compression Partners,
                  L.P.                             3,120,788
                                              --------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS
                  -- 2.7%
    1,146,924  NextEra Energy Partners,
                  L.P. (b)                        65,959,599
                                              --------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 30.8%
      676,930  Cheniere Energy Partners, L.P.     30,874,777
   11,463,529  Energy Transfer, L.P.             147,650,254
      242,848  EnLink Midstream LLC (b)            2,382,339
    6,733,649  Enterprise Products Partners,
                  L.P.                           177,162,305
    1,032,966  Hess Midstream, L.P.,
                  Class A (b)                     30,307,223
    1,670,208  Holly Energy Partners, L.P.        27,825,665
    2,772,339  Magellan Midstream Partners,
                  L.P.                           154,696,516
    1,525,156  MPLX, L.P.                         53,365,208
   10,185,825  Plains GP Holdings, L.P.,
                  Class A (b)                    136,490,055

                        See Notes to Financial Statements                Page 11


FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)

UNITS          DESCRIPTION                             VALUE
------------------------------------------------------------
               MASTER LIMITED PARTNERSHIPS
                  (CONTINUED)
               OIL, GAS & CONSUMABLE FUELS
                  (CONTINUED)
      231,768  Western Midstream Partners,
                  L.P.                        $    6,134,899
                                              --------------
                                                 766,889,241
                                              --------------
               TOTAL MASTER LIMITED
                  PARTNERSHIPS -- 33.9%          844,481,771
               (Cost $618,412,003)            --------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               MONEY MARKET FUNDS -- 6.0%
  148,230,843  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class 4.71% (c)             $  148,230,843
               (Cost $148,230,843)            --------------

               TOTAL INVESTMENTS -- 99.6%      2,477,211,610
               (Cost $2,000,521,361)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.4%              8,975,527
                                              --------------
               NET ASSETS -- 100.0%           $2,486,187,137
                                              ==============

(a)   Non-income producing security.

(b)   This security is taxed as a "C" corporation for federal income tax purposes.

(c)   Rate shown reflects yield as of April 30, 2023.

ADR   - American Depositary Receipt

Currency Abbreviations:
CAD - Canadian Dollar

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                           LEVEL 2           LEVEL 3
                                                        TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                      VALUE AT            QUOTED          OBSERVABLE       UNOBSERVABLE
                                                      4/30/2023           PRICES            INPUTS            INPUTS
                                                  -----------------------------------------------------------------------
Common Stocks*..................................  $   1,484,498,996  $  1,484,498,996  $             --  $             --
Master Limited Partnerships*....................        844,481,771       844,481,771                --                --
Money Market Funds..............................        148,230,843       148,230,843                --                --
                                                  -----------------------------------------------------------------------
Total Investments...............................  $   2,477,211,610  $  2,477,211,610  $             --  $             --
                                                  =======================================================================


* See Portfolio of Investments for industry breakout.

Page 12                 See Notes to Financial Statements


FIRST TRUST EIP CARBON IMPACT ETF (ECLN)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2023 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS -- 85.6%
               CONSTRUCTION & ENGINEERING
                  -- 3.8%
        7,944  Quanta Services, Inc.          $    1,347,620
                                              --------------
               ELECTRIC UTILITIES -- 32.8%
       16,934  Alliant Energy Corp.                  933,741
       13,899  American Electric Power Co.,
                  Inc.                             1,284,546
        2,153  Constellation Energy Corp.            166,642
        2,473  Duke Energy Corp.                     244,530
          884  Edison International                   65,062
        8,175  Emera, Inc. (CAD)                     347,853
      141,128  Enel S.p.A., ADR                      955,436
        8,417  Evergy, Inc.                          522,780
        9,398  Eversource Energy                     729,379
        4,005  Fortis, Inc. (CAD)                    175,855
       19,479  Hydro One Ltd. (CAD) (a) (b)          570,489
       17,216  Iberdrola S.A., ADR                   895,060
        6,967  IDACORP, Inc.                         774,173
        7,161  NextEra Energy, Inc.                  548,747
        6,327  OGE Energy Corp.                      237,516
          456  Orsted A/S (DKK) (a) (b) (c)           40,926
       30,943  PPL Corp.                             888,683
       16,214  Southern (The) Co.                  1,192,540
       16,268  Xcel Energy, Inc.                   1,137,296
                                              --------------
                                                  11,711,254
                                              --------------
               GAS UTILITIES -- 8.5%
        8,757  AltaGas Ltd. (CAD)                    153,184
       12,532  Atmos Energy Corp.                  1,430,403
        1,521  Chesapeake Utilities Corp.            187,844
       12,299  National Fuel Gas Co.                 687,514
        1,574  New Jersey Resources Corp.             81,281
        6,532  ONE Gas, Inc.                         502,637
                                              --------------
                                                   3,042,863
                                              --------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS
                  -- 8.2%
       22,587  AES (The) Corp.                       534,408
        4,503  Brookfield Renewable Corp.,
                  Class A (CAD)                      150,460
       37,090  Clearway Energy, Inc., Class A      1,074,868
       32,527  EDP Renovaveis S.A.
                  (EUR) (c)                          723,003
        7,683  Encavis AG (EUR) (c)                  132,857
       13,185  Northland Power, Inc. (CAD)           323,677
                                              --------------
                                                   2,939,273
                                              --------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 2.0%
       24,702  Hannon Armstrong Sustainable
                  Infrastructure Capital,
                  Inc.                               701,043
                                              --------------
               MULTI-UTILITIES -- 15.0%
       20,935  ATCO Ltd., Class I (CAD)              691,781
        1,528  CenterPoint Energy, Inc.               46,558
       11,787  CMS Energy Corp.                      733,859
        6,296  DTE Energy Co.                        707,733

SHARES/
UNITS          DESCRIPTION                             VALUE
------------------------------------------------------------
               MULTI-UTILITIES (CONTINUED)
       14,672  Public Service Enterprise
                  Group, Inc.                 $      927,271
        9,023  Sempra Energy                       1,402,986
        8,859  WEC Energy Group, Inc.                851,970
                                              --------------
                                                   5,362,158
                                              --------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 14.0%
        7,025  Cheniere Energy, Inc.               1,074,825
       34,325  DT Midstream, Inc.                  1,691,193
       10,250  ONEOK, Inc.                           670,452
       11,706  Targa Resources Corp.                 884,154
       22,984  Williams (The) Cos., Inc.             695,496
                                              --------------
                                                   5,016,120
                                              --------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 0.8%
        1,668  Enphase Energy, Inc. (d)              273,886
                                              --------------
               WATER UTILITIES -- 0.5%
        1,085  American Water Works Co.,
                  Inc.                               160,851
                                              --------------
               TOTAL COMMON STOCKS
                  -- 85.6%                        30,555,068
               (Cost $29,031,621)             --------------

               MASTER LIMITED PARTNERSHIPS
                  -- 7.5%
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS
                  -- 4.6%
       24,892  Brookfield Renewable
                  Partners, L.P. (CAD)               768,155
       15,054  NextEra Energy Partners,
                  L.P. (e)                           865,755
                                              --------------
                                                   1,633,910
                                              --------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 2.9%
       23,111  Cheniere Energy Partners, L.P.      1,054,093
                                              --------------
               TOTAL MASTER LIMITED
                  PARTNERSHIPS -- 7.5%             2,688,003
               (Cost $2,827,000)              --------------

               MONEY MARKET FUNDS -- 6.9%
    2,462,646  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class 4.71% (f)                  2,462,646
               (Cost $2,462,646)              --------------

               TOTAL INVESTMENTS -- 100.0%        35,705,717
               (Cost $34,321,267)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.0%                 14,680
                                              --------------
               NET ASSETS -- 100.0%           $   35,720,397
                                              ==============

                        See Notes to Financial Statements                Page 13


FIRST TRUST EIP CARBON IMPACT ETF (ECLN)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)

(a)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(b)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(c)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At April 30, 2023, securities noted as such are valued at $896,786 or 2.5% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the New
      York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(d)   Non-income producing security.

(e)   This security is taxed as a "C" corporation for federal income tax purposes.

(f)   Rate shown reflects yield as of April 30, 2023.

ADR   - American Depositary Receipt

Currency Abbreviations:
CAD - Canadian Dollar
DKK - Danish Krone
EUR - Euro

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                           LEVEL 2           LEVEL 3
                                                        TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                      VALUE AT            QUOTED          OBSERVABLE       UNOBSERVABLE
                                                      4/30/2023           PRICES            INPUTS            INPUTS
                                                  -----------------------------------------------------------------------
Common Stocks:
   Electric Utilities...........................  $      11,711,254  $     11,670,328  $         40,926  $             --
   Independent Power and Renewable Electricity
      Producers.................................          2,939,273         2,083,413           855,860                --
   Other Industry Categories*...................         15,904,541        15,904,541                --                --
Master Limited Partnerships*....................          2,688,003         2,688,003                --                --
Money Market Funds..............................          2,462,646         2,462,646                --                --
                                                  -----------------------------------------------------------------------
Total Investments...............................  $      35,705,717  $     34,808,931  $        896,786  $             --
                                                  =======================================================================


* See Portfolio of Investments for industry breakout.

Page 14                 See Notes to Financial Statements


FT ENERGY INCOME PARTNERS STRATEGY ETF (EIPX)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2023 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS -- 67.2%
               CONSTRUCTION & ENGINEERING
                  -- 1.9%
       14,012  Quanta Services, Inc.          $    2,376,996
                                              --------------
               ELECTRIC UTILITIES -- 6.8%
        5,884  Alliant Energy Corp.                  324,444
        9,318  American Electric Power Co.,
                  Inc.                               861,170
        3,530  Constellation Energy Corp.            273,222
      268,471  Enel S.p.A., ADR                    1,817,549
        5,348  Entergy Corp.                         575,338
        9,632  Evergy, Inc.                          598,243
        3,968  Eversource Energy                     307,956
        2,980  Exelon Corp.                          126,471
       29,268  Iberdrola S.A., ADR                 1,521,643
        4,071  NextEra Energy, Inc.                  311,961
       22,366  PPL Corp.                             642,352
       12,818  Southern (The) Co.                    942,764
                                              --------------
                                                   8,303,113
                                              --------------
               ENERGY EQUIPMENT & SERVICES
                  -- 4.6%
      156,724  Archrock, Inc.                      1,612,690
       11,537  Cactus, Inc., Class A                 467,018
       32,601  Halliburton Co.                     1,067,683
        3,325  Nabors Industries Ltd. (a)            331,635
       26,412  NOV, Inc.                             442,401
       22,961  Schlumberger N.V.                   1,133,125
       18,677  Tenaris S.A., ADR                     536,217
                                              --------------
                                                   5,590,769
                                              --------------
               GAS UTILITIES -- 3.8%
        8,955  AltaGas Ltd. (CAD)                    156,647
        7,587  Atmos Energy Corp.                    865,980
       52,848  National Fuel Gas Co.               2,954,203
        7,811  ONE Gas, Inc.                         601,057
                                              --------------
                                                   4,577,887
                                              --------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS
                  -- 1.1%
       10,933  AES (The) Corp.                       258,675
       36,528  Clearway Energy, Inc., Class A      1,058,581
                                              --------------
                                                   1,317,256
                                              --------------
               MULTI-UTILITIES -- 6.6%
       76,779  ATCO Ltd., Class I (CAD)            2,537,104
        5,154  CMS Energy Corp.                      320,888
          933  DTE Energy Co.                        104,879
       30,340  Public Service Enterprise
                  Group, Inc.                      1,917,488
       19,905  Sempra Energy                       3,095,028
                                              --------------
                                                   7,975,387
                                              --------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 42.3%
      179,937  BP PLC, ADR                         7,247,862
       14,620  Canadian Natural Resources
                  Ltd. (CAD)                         890,894

SHARES/
UNITS          DESCRIPTION                             VALUE
------------------------------------------------------------
               OIL, GAS & CONSUMABLE FUELS
                 (CONTINUED)
       28,656  Cenovus Energy, Inc. (CAD)     $      480,966
        7,934  Cheniere Energy, Inc.               1,213,902
          287  Chevron Corp.                          48,382
       28,911  Coterra Energy, Inc.                  740,122
        6,344  Diamondback Energy, Inc.              902,117
       50,948  DT Midstream, Inc.                  2,510,208
       30,459  Enbridge, Inc.                      1,211,050
        6,419  EOG Resources, Inc.                   766,878
       10,496  Exxon Mobil Corp.                   1,242,097
       46,521  Imperial Oil Ltd. (CAD)             2,371,289
      119,165  Keyera Corp. (CAD)                  2,803,986
      204,691  Kinder Morgan, Inc.                 3,510,451
        2,420  Marathon Petroleum Corp.              295,240
       19,748  ONEOK, Inc.                         1,291,717
        4,039  PDC Energy, Inc.                      262,737
        2,975  Phillips 66                           294,525
        3,999  Pioneer Natural Resources Co.         869,982
       31,530  Range Resources Corp.                 833,968
      139,442  Shell PLC, ADR                      8,642,615
        6,419  SM Energy Co.                         180,245
      131,376  Southwestern Energy Co. (a)           681,841
       16,563  Targa Resources Corp.               1,251,003
       27,126  TC Energy Corp.                     1,126,814
      110,143  TotalEnergies SE, ADR               7,041,442
       19,706  Tourmaline Oil Corp. (CAD)            885,341
        2,309  Valero Energy Corp.                   264,773
        8,918  Vital Energy, Inc. (a)                414,955
       35,576  Williams (The) Cos., Inc.           1,076,530
                                              --------------
                                                  51,353,932
                                              --------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 0.1%
          826  Enphase Energy, Inc. (a)              135,629
                                              --------------
               TOTAL COMMON STOCKS
                  -- 67.2%                        81,630,969
               (Cost $80,380,368)             --------------

               MASTER LIMITED PARTNERSHIPS
                  -- 29.7%
               ENERGY EQUIPMENT & SERVICES
                  -- 0.6%
       32,839  USA Compression Partners,
                  L.P.                               686,335
                                              --------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS
                  -- 0.7%
       15,702  NextEra Energy Partners,
                  L.P. (b)                           903,022
                                              --------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 28.4%
       35,814  Alliance Resource Partners,
                  L.P.                               748,154
       75,895  Cheniere Energy Partners, L.P.      3,461,571
      477,592  Energy Transfer, L.P.               6,151,385

                        See Notes to Financial Statements                Page 15


FT ENERGY INCOME PARTNERS STRATEGY ETF (EIPX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)

UNITS          DESCRIPTION                             VALUE
------------------------------------------------------------
               MASTER LIMITED PARTNERSHIPS
                  (CONTINUED)
               OIL, GAS & CONSUMABLE FUELS
                  (CONTINUED)
      319,394  Enterprise Products Partners,
                  L.P.                        $    8,403,256
       31,578  Hess Midstream, L.P.,
                  Class A (b)                        926,499
       38,864  Kimbell Royalty Partners,
                  L.P. (b)                           623,379
       86,592  Magellan Midstream Partners,
                  L.P.                             4,831,834
      116,352  MPLX, L.P.                          4,071,157
        6,895  Natural Resource Partners,
                  L.P.                               358,954
      317,156  Plains GP Holdings, L.P.,
                  Class A (b)                      4,249,890
       29,009  TXO Energy Partners, L.P. (a)         646,030
                                              --------------
                                                  34,472,109
                                              --------------
               TOTAL MASTER LIMITED
                  PARTNERSHIPS -- 29.7%           36,061,466
               (Cost $34,965,244)             --------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               MONEY MARKET FUNDS -- 2.9%
    3,475,215  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class 4.71% (c)             $    3,475,215
               (Cost $3,475,215)              --------------

               TOTAL INVESTMENTS -- 99.8%        121,167,650
               (Cost $118,820,827)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.2%                269,247
                                              --------------
               NET ASSETS -- 100.0%           $  121,436,897
                                              ==============

(a)   Non-income producing security.

(b)   This security is taxed as a "C" corporation for federal income tax purposes.

(c)   Rate shown reflects yield as of April 30, 2023.

ADR   - American Depositary Receipt

Currency Abbreviations:
CAD - Canadian Dollar

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                           LEVEL 2           LEVEL 3
                                                        TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                      VALUE AT            QUOTED          OBSERVABLE       UNOBSERVABLE
                                                      4/30/2023           PRICES            INPUTS            INPUTS
                                                  -----------------------------------------------------------------------
Common Stocks*..................................  $      81,630,969  $     81,630,969  $             --  $             --
Master Limited Partnerships*....................         36,061,466        36,061,466                --                --
Money Market Funds..............................          3,475,215         3,475,215                --                --
                                                  -----------------------------------------------------------------------
Total Investments...............................  $     121,167,650  $    121,167,650  $             --  $             --
                                                  =======================================================================


* See Portfolio of Investments for industry breakout.

Page 16                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND IV

STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2023 (UNAUDITED)


                                                               FIRST TRUST NORTH           FIRST TRUST               FT ENERGY
                                                                AMERICAN ENERGY            EIP CARBON             INCOME PARTNERS
                                                              INFRASTRUCTURE FUND          IMPACT ETF              STRATEGY ETF
                                                                    (EMLP)                   (ECLN)                   (EIPX)
                                                              -------------------      -------------------      -------------------

ASSETS:
Investments, at value.......................................   $   2,477,211,610      $        35,705,717     $        121,167,650
Foreign currency, at value..................................                 215                       --                       --
Receivables:
   Dividends................................................           7,550,536                   40,231                  200,816
   Investment securities sold...............................           3,299,488                       --                  156,503
   Reclaims.................................................              62,132                    1,822                    5,501
                                                               -----------------        -----------------        -----------------
      Total Assets..........................................       2,488,123,981               35,747,770              121,530,470
                                                               -----------------        -----------------        -----------------
LIABILITIES:
Due to custodian foreign currency...........................                  --                        2                       --
Investment advisory fees payable............................           1,936,844                   27,371                   93,573
                                                               -----------------        -----------------        -----------------
      Total Liabilities.....................................           1,936,844                   27,373                   93,573
                                                               -----------------        -----------------        -----------------
NET ASSETS..................................................   $   2,486,187,137        $      35,720,397        $     121,436,897
                                                               =================        =================        =================
NET ASSETS CONSIST OF:
Paid-in capital.............................................   $   2,309,400,431        $      34,234,264        $     119,243,803
Par value...................................................             916,550                   14,000                   59,500
Accumulated distributable earnings (loss)...................         175,870,156                1,472,133                2,133,594
                                                               -----------------        -----------------        -----------------
NET ASSETS..................................................   $   2,486,187,137        $      35,720,397        $     121,436,897
                                                               =================        =================        =================
NET ASSET VALUE, per share..................................   $           27.13        $           25.51        $           20.41
                                                               =================        =================        =================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)...................          91,655,000                1,400,002                5,950,002
                                                               =================        =================        =================
Investments, at cost........................................   $   2,000,521,361        $      34,321,267        $     118,820,827
                                                               =================        =================        =================
Foreign currency, at cost (proceeds)........................   $             211        $              (2)       $              --
                                                               =================        =================        =================


                        See Notes to Financial Statements                Page 17


FIRST TRUST EXCHANGE-TRADED FUND IV

STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED APRIL 30, 2023 (UNAUDITED)


                                                               FIRST TRUST NORTH           FIRST TRUST               FT ENERGY
                                                                AMERICAN ENERGY            EIP CARBON             INCOME PARTNERS
                                                              INFRASTRUCTURE FUND          IMPACT ETF              STRATEGY ETF
                                                                    (EMLP)                   (ECLN)                 (EIPX) (a)
                                                              -------------------      -------------------      -------------------
INVESTMENT INCOME:
Dividends...................................................   $      40,364,078        $         551,895        $       1,609,632
Foreign withholding tax.....................................          (1,017,622)                 (18,047)                (131,886)
                                                               -----------------        -----------------        -----------------
   Total investment income..................................          39,346,456                  533,848                1,477,746
                                                               -----------------        -----------------        -----------------
EXPENSES:
Investment advisory fees....................................          12,044,553                  160,870                  454,565
                                                               -----------------        -----------------        -----------------
   Total expenses...........................................          12,044,553                  160,870                  454,565
                                                               -----------------        -----------------        -----------------
NET INVESTMENT INCOME (LOSS)................................          27,301,903                  372,978                1,023,181
                                                               -----------------        -----------------        -----------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments..............................................          60,025,605                 (162,120)                (681,899)
   In-kind redemptions......................................          53,025,020                  295,700                  738,842
   Foreign currency transactions............................            (122,779)                 (15,112)                   1,203
                                                               -----------------        -----------------        -----------------
Net realized gain (loss)....................................         112,927,846                  118,468                   58,146
                                                               -----------------        -----------------        -----------------
Net change in unrealized appreciation (depreciation) on:
   Investments..............................................         (54,234,040)                 138,075                2,346,823
   Foreign currency translation.............................                (214)                      31                       --
                                                               -----------------        -----------------        -----------------
Net change in unrealized appreciation (depreciation)........         (54,234,254)                 138,106                2,346,823
                                                               -----------------        -----------------        -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS).....................          58,693,592                  256,574                2,404,969
                                                               -----------------        -----------------        -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS................................   $      85,995,495        $         629,552        $       3,428,150
                                                               =================        =================        =================


(a)   Inception date is November 2, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

Page 18                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND IV

STATEMENTS OF CHANGES IN NET ASSETS


                                                                    FIRST TRUST                        FIRST TRUST
                                                               NORTH AMERICAN ENERGY                    EIP CARBON
                                                                INFRASTRUCTURE FUND                     IMPACT ETF
                                                                       (EMLP)                             (ECLN)
                                                          --------------------------------   --------------------------------
                                                            SIX MONTHS                         SIX MONTHS
                                                               ENDED            YEAR              ENDED            YEAR
                                                             4/30/2023          ENDED           4/30/2023          ENDED
                                                            (UNAUDITED)      10/31/2022        (UNAUDITED)      10/31/2022
                                                          ---------------  ---------------   ---------------  ---------------
OPERATIONS:
Net investment income (loss)............................  $    27,301,903  $    25,780,173   $       372,978  $       273,761
Net realized gain (loss)................................      112,927,846      110,578,584           118,468          696,748
Net change in unrealized appreciation (depreciation)....      (54,234,254)      77,549,288           138,106         (283,507)
                                                          ---------------  ---------------   ---------------  ---------------
Net increase (decrease) in net assets resulting
   from operations......................................       85,995,495      213,908,045           629,552          687,002
                                                          ---------------  ---------------   ---------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations...................................      (45,097,551)     (33,630,677)         (404,460)        (331,016)
Return of capital.......................................               --      (41,859,413)               --               --
                                                          ---------------  ---------------   ---------------  ---------------
Total distributions to shareholders.....................      (45,097,551)     (75,490,090)         (404,460)        (331,016)
                                                          ---------------  ---------------   ---------------  ---------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...............................       37,586,636      398,965,547         5,151,085       13,026,378
Cost of shares redeemed.................................     (162,602,443)     (96,213,496)       (1,283,648)      (2,436,473)
                                                          ---------------  ---------------   ---------------  ---------------
Net increase (decrease) in net assets resulting.........
   from shareholder transactions........................     (125,015,807)     302,752,051         3,867,437       10,589,905
                                                          ---------------  ---------------   ---------------  ---------------
Total increase (decrease) in net assets.................      (84,117,863)     441,170,006         4,092,529       10,945,891

NET ASSETS:
Beginning of period.....................................    2,570,305,000    2,129,134,994        31,627,868       20,681,977
                                                          ---------------  ---------------   ---------------  ---------------
End of period...........................................  $ 2,486,187,137  $ 2,570,305,000   $    35,720,397  $    31,627,868
                                                          ===============  ===============   ===============  ===============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.................       96,255,000       85,105,000         1,250,002          850,002
Shares sold.............................................        1,400,000       14,900,000           200,000          500,000
Shares redeemed.........................................       (6,000,000)      (3,750,000)          (50,000)        (100,000)
                                                          ---------------  ---------------   ---------------  ---------------
Shares outstanding, end of period.......................       91,655,000       96,255,000         1,400,002        1,250,002
                                                          ===============  ===============   ===============  ===============


                        See Notes to Financial Statements                Page 19


FIRST TRUST EXCHANGE-TRADED FUND IV

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                             FT ENERGY
                                                          INCOME PARTNERS
                                                           STRATEGY ETF
                                                              (EIPX)
                                                          ---------------
                                                              PERIOD
                                                               ENDED
                                                             4/30/2023
                                                          (UNAUDITED) (a)
                                                          ---------------
OPERATIONS:
Net investment income (loss)............................  $     1,023,181
Net realized gain (loss)................................           58,146
Net change in unrealized appreciation (depreciation)....        2,346,823
                                                          ---------------
Net increase (decrease) in net assets resulting
   from operations......................................        3,428,150
                                                          ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations...................................       (1,294,556)
Return of capital.......................................               --
                                                          ---------------
Total distributions to shareholders.....................       (1,294,556)
                                                          ---------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...............................      132,384,461
Cost of shares redeemed.................................      (13,081,158)
                                                          ---------------
Net increase (decrease) in net assets resulting
   from shareholder transactions........................      119,303,303
                                                          ---------------
Total increase (decrease) in net assets.................      121,436,897

NET ASSETS:
Beginning of period.....................................               --
                                                          ---------------
End of period...........................................  $   121,436,897
                                                          ===============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.................               --
Shares sold.............................................        6,600,002
Shares redeemed.........................................         (650,000)
                                                          ---------------
Shares outstanding, end of period.......................        5,950,002
                                                          ===============


(a)   Inception date is November 2, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

Page 20                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND IV

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)


                                          SIX MONTHS
                                             ENDED                           YEAR ENDED OCTOBER 31,
                                           4/30/2023     --------------------------------------------------------------
                                          (UNAUDITED)       2022         2021         2020         2019         2018
                                          -----------    ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period      $     26.70    $    25.02   $    19.68   $    24.83   $    22.64   $    24.55
                                          -----------    ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.28          0.37         0.19         0.20         0.36         0.35
Net realized and unrealized gain (loss)          0.63          2.14         6.01        (4.33)        2.81        (1.33)
                                          -----------    ----------   ----------   ----------   ----------   ----------
Total from investment operations                 0.91          2.51         6.20        (4.13)        3.17        (0.98)
                                          -----------    ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.48)        (0.37)       (0.86)       (0.70)       (0.29)       (0.45)
Return of capital                                  --         (0.46)          --        (0.32)       (0.69)       (0.48)
                                          -----------    ----------   ----------   ----------   ----------   ----------
Total distributions                             (0.48)        (0.83)       (0.86)       (1.02)       (0.98)       (0.93)
                                          -----------    ----------   ----------   ----------   ----------   ----------
Net asset value, end of period            $     27.13    $    26.70   $    25.02   $    19.68   $    24.83   $    22.64
                                          ===========    ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                 3.44%        10.19%       31.97%      (16.69)%      14.22%       (4.03)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $ 2,486,187    $2,570,305   $2,129,135   $1,687,897   $2,565,360   $2,117,805
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                    0.95% (b)     0.95%        0.95%        0.95%        0.95%        0.95%
Ratio of net investment income (loss) to
   average net assets                            2.15% (b)     1.08%        0.71%        1.13%        1.52%        1.40%
Portfolio turnover rate (c)                        18%           32%          52%          46%          33%          35%



FIRST TRUST EIP CARBON IMPACT ETF (ECLN)

                                          SIX MONTHS
                                             ENDED              YEAR ENDED OCTOBER 31,              PERIOD
                                           4/30/2023     ------------------------------------       ENDED
                                          (UNAUDITED)       2022         2021         2020      10/31/2019 (d)
                                          -----------    ----------   ----------   ----------   --------------
Net asset value, beginning of period      $     25.30    $    24.33   $    21.40   $    20.70     $    20.09
                                          -----------    ----------   ----------   ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.27          0.31         0.31         0.30           0.05
Net realized and unrealized gain (loss)          0.24          1.05         2.98         0.85           0.56
                                          -----------    ----------   ----------   ----------     ----------
Total from investment operations                 0.51          1.36         3.29         1.15           0.61
                                          -----------    ----------   ----------   ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.27)        (0.29)       (0.36)       (0.33)            --
Net realized gain                               (0.03)        (0.10)          --           --             --
Return of capital                                  --            --           --        (0.12)            --
                                          -----------    ----------   ----------   ----------     ----------
Total distributions                             (0.30)        (0.39)       (0.36)       (0.45)            --
                                          -----------    ----------   ----------   ----------     ----------
Net asset value, end of period            $     25.51    $    25.30   $    24.33   $    21.40     $    20.70
                                          ===========    ==========   ==========   ==========     ==========
TOTAL RETURN (a)                                 2.02%         5.62%       15.49%        5.69%          3.04%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $    35,720    $   31,628   $   20,682   $    2,140     $    2,070
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                    0.95% (b)     0.95%        0.95%        0.95%          0.95% (b)
Ratio of net investment income (loss) to
   average net assets                            2.20% (b)     1.29%        1.24%        1.45%          1.18% (b)
Portfolio turnover rate (c)                        30%           22%          56%          23%             3%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(d)   Inception date is August 19, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

                        See Notes to Financial Statements                Page 21


FIRST TRUST EXCHANGE-TRADED FUND IV

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FT ENERGY INCOME PARTNERS STRATEGY ETF (EIPX)


                                            PERIOD
                                             ENDED
                                         4/30/2023 (a)
                                          (UNAUDITED)
                                          -----------
Net asset value, beginning of period      $     19.72
                                          -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.19
Net realized and unrealized gain (loss)          0.74
                                          -----------
Total from investment operations                 0.93
                                          -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.24)
                                          -----------
Total distributions                             (0.24)
                                          -----------
Net asset value, end of period            $     20.41
                                          ===========
TOTAL RETURN (b)                                4.73%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $   121,437
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                    0.95% (c)
Ratio of net investment income (loss) to
   average net assets                            2.14% (c)
Portfolio turnover rate (d)                        11%


(a)   Inception date is November 2, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 22                 See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                           APRIL 30, 2023 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of fourteen funds that are offering shares. This report covers the three funds (each a "Fund" and collectively, the "Funds")
listed below. The shares of each Fund are listed and traded on the NYSE Arca,
Inc. ("NYSE Arca").

   First Trust North American Energy Infrastructure Fund - (ticker "EMLP")
   First Trust EIP Carbon Impact ETF - (ticker "ECLN")
   FT Energy Income Partners Strategy ETF - (ticker "EIPX")(1)

(1)   Commenced investment operations on November 2, 2022.

Each Fund represents a separate series of shares of beneficial interest in the
Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units."

Each Fund is an actively managed exchange-traded fund. EMLP's investment objective is to seek total return. EMLP will invest, under normal market conditions, at least 80% of its net assets (including investment borrowings) in equity securities of companies deemed by Energy Income Partners, LLC ("EIP" or the "Sub-Advisor") to be engaged in the energy infrastructure sector, which principally include U.S. and Canadian natural gas and electric utilities, corporations operating energy infrastructure assets such as pipelines or renewable energy production, utilities, publicly-traded master limited partnerships or limited liability companies taxed as partnerships ("MLPs"), MLP affiliates, and other companies that derive the majority of their revenues from operating or providing services in support of infrastructure assets such as pipelines, power transmission and petroleum and natural gas storage in the petroleum, natural gas and power generation industries (collectively, "Energy
Infrastructure Companies"). In addition, under normal market conditions, the
Fund will invest at least 80% of its net assets (including investment borrowings) in equity securities of companies headquartered or incorporated in the United States and Canada. ECLN's investment objective is to seek to achieve a competitive risk-adjusted total return balanced between dividends and capital appreciation. ECLN will invest, under normal market conditions, at least 80% of its net assets (including investment borrowings) in the equity securities of companies identified by EIP as having or seeking to have a positive carbon impact. The Sub-Advisor defines positive carbon impact companies as companies that reduce, have a publicly available plan to reduce, or enable the reduction of carbon and other greenhouse gas emissions from the production, transportation, conversion, storage and use of energy. ECLN's investments will be concentrated in the industries constituting the energy infrastructure sector, which principally include utilities, natural gas pipeline companies, manufacturers, contracted developers and/or owners of renewable energy; and
other companies that derive the majority of their earnings from manufacturing, operating or providing services in support of infrastructure assets and/or infrastructure activities such as renewable energy equipment, energy storage, carbon capture and sequestration, fugitive methane abatement and energy transmission and distribution equipment. EIPX's investment objective is to seek risk-adjusted total return. EIPX will invest, under normal market conditions, at least 80% of its net assets (plus any borrowing for investment purposes) in a portfolio of equity securities in the broader energy market ("Energy
Companies"), which principally include companies in the Global Industry
Classification Standard ("GICS") energy sector, companies in the GICS utility sector (excluding water utilities), or companies in any other GICS sectors that derive at least 50% of their revenues or profits from exploration, development, production, gathering, transportation, processing, storing, refining, distribution, mining or marketing, of natural gas, natural gas liquids
(including propane), crude oil, refined petroleum products, petrochemicals, electricity, coal, uranium, hydrogen or other energy sources, renewable energy production, renewable energy equipment, energy storage, carbon, carbon dioxide, carbon dioxide and fugitive methane mitigation and management, as well as electric transmission, distribution, storage and system reliability support.
Energy Companies also include companies providing engineering, consulting and construction services that derive at least 50% of their revenues or profits from the above, all of which are selected by EIP. These companies may include MLPs and MLP affiliates.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

                                                                         Page 23

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                           APRIL 30, 2023 (UNAUDITED)

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the
New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the
NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities.
Each Fund's NAV is calculated by dividing the value of all assets of each Fund
(including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of the market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing
Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First
Trust" or the "Advisor"), in accordance with valuation procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments.
Each Fund's investments are valued as follows:

      Common stocks, MLPs and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the
      London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.

      Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.

      Shares of open-end funds are valued based on NAV per share.

      Securities traded in an over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their last trade price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor's Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;

      2)    the type of security;

      3)    the size of the holding;

      4)    the initial cost of the security;

      5)    transactions in comparable securities;

      6)    price quotes from dealers and/or third-party pricing services;

      7)    relationships among various securities;

      8)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      9)    an analysis of the issuer's financial statements;

     10)    the existence of merger proposals or tender offers that might affect the value of the security; and

     11)    other relevant factors.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                           APRIL 30, 2023 (UNAUDITED)

If the securities in question are foreign securities, the following additional information may be considered:

      1)    the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund or exchange-traded fund trading of similar securities;

      4)    foreign currency exchange activity;

      5)    the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur;

      8)    whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and

      9)    other relevant factors.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of April 30, 2023, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from a Fund's investments in MLPs generally are comprised of return of capital and investment income. A Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

Distributions received from a Fund's investments in Real Estate Investment
Trusts ("REITs") may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into
U.S. dollars at the exchange rates prevailing at the end of the period.
Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and

                                                                         Page 25


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                           APRIL 30, 2023 (UNAUDITED)

losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in
"Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments"
on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and is included in "Net realized gain (loss) on foreign currency transactions" on the Statements of
Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statements of Operations.

D. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by each Fund, if any, are distributed at least annually. A Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended October 31, 2022 was as follows:


                                                                    Distributions      Distributions       Distributions
                                                                      paid from          paid from           paid from
                                                                   Ordinary Income     Capital Gains     Return of Capital
                                                                   ---------------     -------------     -----------------
First Trust North American Energy Infrastructure Fund              $    33,630,677     $          --     $      41,548,643
First Trust EIP Carbon Impact ETF                                          331,016                --                    --


As of October 31, 2022, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                        Accumulated
                                                                    Undistributed       Capital and       Net Unrealized
                                                                      Ordinary             Other           Appreciation
                                                                       Income           Gain (Loss)       (Depreciation)
                                                                   ---------------     -------------     -----------------
First Trust North American Energy Infrastructure Fund              $            --     $(358,055,801)    $     493,028,013
First Trust EIP Carbon Impact ETF                                           23,595            39,587             1,183,859


E. INCOME TAXES

Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal
Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders.
Accordingly, no provision has been made for federal and state income taxes.
However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2022, EMLP and ECLN had non-expiring capital loss carryforwards available for federal income tax purposes of $358,055,801 and $0, respectively.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                           APRIL 30, 2023 (UNAUDITED)

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For EMLP and ECLN, the taxable years ended 2019, 2020, 2021, and 2022 remain open to federal and state audit.
As of April 30, 2023, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

During the taxable year ended October 31, 2022, EMLP and ECLN utilized non-expiring capital loss carryforwards in the following amounts:


                                                                    Capital Loss
                                                                    Carryforward
                                                                      Utilized
                                                                   ---------------
First Trust North American Energy Infrastructure Fund              $    84,449,607
First Trust EIP Carbon Impact ETF                                            4,660


Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2022, EMLP and ECLN had no net late year ordinary or capital losses.

As of April 30, 2023, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:


                                                                      Gross              Gross         Net Unrealized
                                                                   Unrealized         Unrealized        Appreciation
                                                 Tax Cost         Appreciation      (Depreciation)     (Depreciation)
                                              ---------------    ---------------    ---------------    ---------------
First Trust North American Energy
   Infrastructure Fund                        $ 2,000,521,361    $   491,309,918    $   (14,619,669)   $   476,690,249
First Trust EIP Carbon Impact ETF                  34,321,267          2,446,373         (1,061,923)         1,384,450
FT Energy Income Partners Strategy ETF            118,820,827          3,757,233         (1,410,410)         2,346,823


F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

The Trust, on behalf of the Funds, and First Trust have retained EIP, an affiliate of First Trust, to serve as the Funds' investment sub-advisor. In this capacity, EIP is responsible for the selection and ongoing monitoring of the securities in each Fund's investment portfolio. Pursuant to the Investment
Management Agreement between the Trust and the Advisor, First Trust will supervise EIP and its management of the investment of each Fund's assets and will pay EIP for its services as the Funds' sub-advisor. First Trust will also be responsible for each Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
Effective November 1, 2022, for EMLP and ECLN, and for EIPX from its date of inception, November 2, 2022, the annual unitary management fee payable by each
Fund to First Trust for these services will be reduced at certain levels of each
Fund's net assets ("breakpoints") and calculated pursuant to the schedule below:


                               Breakpoints
-------------------------------------------------------------------------
Fund net assets up to and including $2.5 billion                              0.95000%
Fund net assets greater than $2.5 billion up to and including $5 billion      0.92625%
Fund net assets greater than $5 billion up to and including $7.5 billion      0.90250%
Fund net assets greater than $7.5 billion up to and including $10 billion     0.87875%
Fund net assets greater than $10 billion                                      0.85500%


                                                                         Page 27


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                           APRIL 30, 2023 (UNAUDITED)

Prior to November 1, 2022, EMLP and ECLN each paid First Trust an annual unitary management fee equal to 0.95% of its average daily net assets.

EIP receives a sub-advisory fee for EMLP from First Trust equal to 45% of any remaining monthly investment management fee paid to First Trust after the Fund's average Fund expenses accrued during the most recent twelve months are subtracted from the investment management fee in a given month. EIP receives a sub-advisory fee for ECLN and EIPX from First Trust equal to 50% of the monthly investment management fee paid to First Trust less one-half of the Fund's expenses, for which EIP is responsible. During any period in which the Advisor's management fee is reduced in accordance with the breakpoints described above, the investment sub-advisory fee (which is based on the Advisor's management fee)
paid to EIP will be reduced to reflect the reduction in the Advisor's management fee.

First Trust Capital Partners, LLC ("FTCP"), an affiliate of First Trust, owns, through a wholly-owned subsidiary, a 15% ownership interest in each of EIP and
EIP Partners, LLC, an affiliate of EIP.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets.
As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.

Additionally, the Lead Independent Trustee and the Chairs of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2023, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:


                                                                                          Purchases             Sales
                                                                                       ---------------     ---------------
First Trust North American Energy Infrastructure Fund                                  $   415,960,799     $   506,836,738
First Trust EIP Carbon Impact ETF                                                           11,455,504           9,073,649
FT Energy Income Partners Strategy ETF                                                      11,704,821          12,300,875


For the period ended April 30, 2023, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:


                                                                                          Purchases             Sales
                                                                                       ---------------     ---------------
First Trust North American Energy Infrastructure Fund                                  $    32,670,118     $   142,806,136
First Trust EIP Carbon Impact ETF                                                            4,285,024           1,255,866
FT Energy Income Partners Strategy ETF                                                     129,556,892          12,973,480


                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with a Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing
Corporation ("NSCC") the "basket" of securities, cash or other assets that it


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                           APRIL 30, 2023 (UNAUDITED)

will accept in exchange for a Creation Unit of the Fund's shares. An Authorized
Participant that wishes to effectuate a creation of a Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the
Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized
Participant may continue to hold a Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the
Authorized Participant redeems a Creation Unit of a Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund's shares at or close to the NAV per share of the
Fund.

Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Each Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized
Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2024 for EMLP and ECLN and October 28, 2024 for EIPX.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there was the following subsequent event:

On May 23, 2023, the Advisor's Pricing Committee approved changes to the
Advisor's Valuation Procedures for the First Trust Funds, including clarifications to certain pricing methodologies. These changes will be reflected in future reports' Notes to Financial Statements.

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                      FIRST TRUST EXCHANGE-TRADED FUND IV
                           APRIL 30, 2023 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form
N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each
Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms
N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

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                      FIRST TRUST EXCHANGE-TRADED FUND IV
                           APRIL 30, 2023 (UNAUDITED)

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021.

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                      FIRST TRUST EXCHANGE-TRADED FUND IV
                           APRIL 30, 2023 (UNAUDITED)

There is no assurance that any alternative reference rate, including the Secured
Overnight Financing Rate ("SOFR") will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of
LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from
LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February
2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia,
Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the
U.S. has resumed "reasonably" normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund's portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund's shares and result in increased market volatility. During any such events, a fund's shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund's shares may widen.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

PREFERRED SECURITIES RISK. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company's capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date.
Preferred securities may also be substantially less liquid than other securities, including common stock.

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                      FIRST TRUST EXCHANGE-TRADED FUND IV
                           APRIL 30, 2023 (UNAUDITED)

VALUATION RISK. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions
(sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots.
If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.

          NOT FDIC INSURED   NOT BANK GUARANTEED   MAY LOSE VALUE

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Funds and each other fund in the First Trust Fund
Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First
Trust Funds has appointed First Trust Advisors L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First
Trust Liquidity Committee (the "Liquidity Committee").

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity
Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

At the April 17, 2023 meeting of the Board of Trustees, as required by Rule
22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 17, 2022 through the Liquidity Committee's annual meeting held on March 23, 2023 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Funds primarily hold assets that are highly liquid investments, the Funds have not adopted any highly liquid investment minimums.

As stated in the written report, during the review period, two funds breached the 15% limitation on illiquid investments for one day each, as a result of an unscheduled week-long closure of the stock exchange in Istanbul following devastating earthquakes in February, causing all Turkish equities to be re-classified as "illiquid" for one day. Each fund filed a Form N-RN on the day after the breach occurred, and one day later after the breach was cured. No fund with a highly liquid investment minimum breached that minimum during the reporting period. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

                      ADVISORY AND SUB-ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AND
SUB-ADVISORY AGREEMENTS

The Board of Trustees of First Trust Exchange-Traded Fund IV (the "Trust"),
including the Independent Trustees, approved the Investment Management Agreement
(the "Advisory Agreement") with First Trust Advisors L.P. (the "Advisor"), on behalf of FT Energy Income Partners Strategy ETF (the "Fund"), and the
Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement" and together with the Advisory Agreement, the "Agreements") among the Trust, on behalf of the
Fund, the Advisor and Energy Income Partners, LLC (the "Sub-Advisor"), for an
initial two-year term at a meeting held on September 19, 2022. The Board determined that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

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                      FIRST TRUST EXCHANGE-TRADED FUND IV
                           APRIL 30, 2023 (UNAUDITED)

To reach this determination, the Board considered its duties under the
Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for the Fund, the Independent Trustees received a separate report from each of the
Advisor and the Sub-Advisor in advance of the Board meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and the Sub-Advisor to the Fund
(including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by the Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense Universe"), each assembled by Broadridge
Financial Solutions, Inc. ("Broadridge"), an independent source, and as compared to fees charged to other exchange-traded funds ("ETFs") managed by the Advisor;
the proposed sub-advisory fee rate as compared to fees charged to other clients of the Sub-Advisor; the estimated expense ratio of the Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe;
the nature of expenses to be incurred in providing services to the Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any indirect benefits to the Advisor and its affiliates, First
Trust Portfolios L.P. ("FTP") and First Trust Capital Partners, LLC ("FTCP"),
and the Sub-Advisor; and information on the Advisor's and the Sub-Advisor's compliance programs. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the
Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund's perspective.

In evaluating whether to approve the Agreements for the Fund, the Board considered the nature, extent and quality of the services to be provided by the
Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory
Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Advisor to the Fund, including the oversight of the Sub-Advisor, as well as the background and experience of the persons who will be responsible for such services. The Board considered that the Fund will be an actively-managed ETF and will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. The Board noted that the Advisor will oversee the Sub-Advisor's day-to-day management of the Fund's investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's, the Sub-Advisor's and the Fund's compliance with the
1940 Act, as well as the Fund's compliance with its investment objective, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund
Complex with diligence and care. With respect to the Sub-Advisory Agreement, in addition to the written materials provided by the Sub-Advisor, at the September
19, 2022 meeting, the Board also received a presentation from representatives of the Sub-Advisor, who discussed the services that the Sub-Advisor will provide to the Fund, and the Trustees were able to ask questions about the proposed investment strategy for the Fund. The Board noted the background and experience of the Sub-Advisor's portfolio management team and the Sub-Advisor's investment style. Because the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.

The Board considered the proposed unitary fee rate payable by the Fund under the
Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee equal to an annual rate of 0.95% of its average daily net assets. The Board considered that, from the unitary fee for the Fund, the Advisor would pay the Sub-Advisor a sub-advisory fee equal to an annual rate of 0.475% of the Fund's average daily net assets less one-half of the Fund's expenses. The Board noted that the
Advisor and the Sub-Advisor would be responsible for the Fund's expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor and Sub-Advisor to other fund (including ETF) and non-fund clients, as applicable. Because the Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board

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                      FIRST TRUST EXCHANGE-TRADED FUND IV
                           APRIL 30, 2023 (UNAUDITED)

noted that the unitary fee rate for the Fund was above the median total (net)
expense ratio of the peer funds in the Expense Group. With respect to the
Expense Group, the Board discussed with representatives of the Advisor how the
Expense Group was assembled and how the Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other clients, the Board considered the
Advisor's statement that the Fund will be most comparable to another actively-managed ETF in the First Trust Fund Complex that is sub-advised by the
Sub-Advisor, which pays a unitary fee equal to an annual rate of 0.95% of its average daily net assets. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the
Agreements, the Board determined that the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.

The Board noted that the proposed unitary fee for the Fund was not structured to pass on to shareholders the benefits of any economies of scale as the Fund's assets grow. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor and the Sub-Advisor, but that the unitary fee structure provides a level of certainty in expenses for the
Fund. The Board noted that the Advisor has continued to build infrastructure and add new staff to improve the services to the funds in the First Trust Fund
Complex. The Board took into consideration the types of costs to be borne by the
Advisor in connection with its services to be performed for the Fund under the
Advisory Agreement. The Board considered the Advisor's estimate of the asset level for the Fund at which the Advisor expects the Advisory Agreement to be profitable to the Advisor and the Advisor's estimate of the profitability of the
Advisory Agreement if the Fund's assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's estimated profitability level for the
Fund was not unreasonable. The Board reviewed financial information provided by the Sub-Advisor, but did not review any potential profitability of the
Sub-Advisory Agreement to the Sub-Advisor. The Board considered that the
Sub-Advisor would be paid by the Advisor from the Fund's unitary fee and its understanding that the sub-advisory fee rate was the product of an arm's length negotiation. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Fund. The Board noted that FTCP has an ownership interest in the Sub-Advisor and considered potential indirect benefits to the Advisor from such ownership interest. The
Board also considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP. The
Board considered indirect benefits described by the Sub-Advisor that may be realized from its relationship with the Fund, including soft-dollar arrangements, and considered a summary of such arrangements. The Board also considered the potential indirect benefits to the Sub-Advisor from the ownership interest of FTCP in the Sub-Advisor. The Board concluded that the character and amount of potential indirect benefits to the Advisor and the Sub-Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the
Board, including the Independent Trustees, determined that the terms of the
Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of the Fund. No single factor was determinative in the
Board's analysis.

BOARD CONSIDERATIONS REGARDING APPROVAL OF AMENDMENTS TO THE INVESTMENT
MANAGEMENT AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of First Trust Exchange-Traded Fund IV (the "Trust"),
including the Independent Trustees, unanimously approved the amendment (the
"Advisory Agreement Amendment") of the Investment Management Agreement (the
"Advisory Agreement") with First Trust Advisors L.P. (the "Advisor") and the amendment (the "Sub-Advisory Agreement Amendment" and together with the Advisory
Agreement Amendment, the "Amendments") of the Investment Sub-Advisory Agreement
(the "Sub-Advisory Agreement" and together with the Advisory Agreement, the
"Agreements") among the Trust, the Advisor and Energy Income Partners, LLC (the
"Sub-Advisor") on behalf of the FT Energy Income Partners Strategy ETF (the
"Fund").

The Board approved the Amendments at a meeting held on October 24, 2022. As part of the review process, the Board reviewed information and had preliminary discussions with the Advisor regarding the proposed Amendments at a meeting held on September 18-19, 2022. Following those preliminary discussions, the Board requested and received information from the Advisor regarding the proposed
Amendments, and that information was considered at an executive session of the
Independent Trustees and their counsel held prior to the October 24, 2022 meeting, as well as at the October meeting.

In reviewing the Advisory Agreement Amendment, the Board considered that the purpose of the Advisory Agreement Amendment is to modify the unitary fee rate for the Fund under the Advisory Agreement by introducing a breakpoint schedule pursuant to which the unitary fee rate paid by the Fund to the Advisor will be reduced as assets of the Fund meet certain thresholds. In reviewing the
Sub-Advisory Agreement Amendment, the Board considered that the purpose of the
Sub-Advisory Agreement Amendment is to modify the sub-advisory fee rate for the
Fund under the Sub-Advisory Agreement to reflect the modification of the unitary fee rate schedule under the Advisory Agreement Amendment. The Board noted the
Advisor's representations that the quality and quantity of the services

                                                                         Page 35


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                           APRIL 30, 2023 (UNAUDITED)

provided to the Fund by the Advisor under the Advisory Agreement and by the
Sub-Advisor under the Sub-Advisory Agreement will not be reduced or modified as a result of the Advisory Agreement Amendment and the Sub-Advisory Agreement
Amendment, and that the obligations of the Advisor under the Advisory Agreement and the obligations of the Sub-Advisor under the Sub-Advisory Agreement will remain the same in all respects.

The Board noted that it, including the Independent Trustees, approved the
Agreements for an initial two-year period ending October 28, 2024 at a meeting held on September 19, 2022. The Board noted that in connection with such approval it had determined, based upon the information provided, that the terms of the Agreements were fair and reasonable and that the approval of the
Agreements was in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

Based on all of the information considered, the Board, including the Independent
Trustees, unanimously determined that the terms of the Amendments are fair and reasonable and that the Amendments are in the best interests of the Fund.


FIRST TRUST

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
Energy Income Partners, LLC
10 Wright Street
Westport, CT 06880

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund IV

--------------------------------------------------------------------------------

First Trust Senior Loan Fund (FTSL)

Semi-Annual Report
For the Six Months Ended
April 30, 2023


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2023

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust Senior Loan Fund; hereinafter referred to as the
"Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the
Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2023

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the First
Trust Senior Loan Fund (the "Fund"), which contains detailed information about the Fund for the six months ended April 30, 2023.

It pleases me to write that on May 5, 2023, the World Health Organization officially declared that the coronavirus ("COVID-19") pandemic no longer qualified as a global health emergency. While the virus officially no longer poses an immediate threat, its full impact on the world economy remains to be seen, in my opinion. Recall, if you will, those early days of the pandemic;
companies sent workers home, consumers were afraid or unwilling to leave their homes, supply chains dried up, and grocery shelves were left bare. Hoping to provide relief to their constituents and to bolster economic activity, governments across the globe funneled trillions of dollars in stimulus directly into the hands of their citizens. Unfortunately, economist Milton Friedman's age-old economic adage "there's no such thing as a free lunch" still holds. As a result of the U.S. government stimulus, gross domestic product rebounded quickly, but so did inflation.

As many investors are aware, the Federal Reserve (the "Fed") has been locked in a battle with stubbornly high inflation for several years now. Inflation, as measured by the trailing 12-month rate of change in the Consumer Price Index
("CPI"), surged from 1.4% on December 31, 2020, to 9.1% as of June 30, 2022.
Since then, the trailing rate on the CPI has come down, but remains elevated. On
April 30, 2023, the CPI stood at 4.9%, well above the Fed's goal of 2.0%.
Surging prices have not been restricted to the U.S. Headline inflation rates in each of the countries that make up the so-called Group of Ten (G-10) stand above the targets set by their central banks, according to data from Bloomberg.

From the Fed's perspective, monetary policy is the most efficient means to combat rising prices. From December 31, 2020 through May 3, 2023, the Fed increased the Federal Funds target rate (upper bound) a total of ten times, raising the rate from 0.25% to 5.25%. As mentioned, tighter monetary policy resulted in a decrease in the CPI, but there have been casualties in the Fed's battle with rising prices. The most recent banking turmoil is one example.
Another is the spike in mortgage rates. According to Bankrate, the national average for a 30-year mortgage stood at just 2.87% on December 31, 2020. As of
May 1, 2023, the average 30-year mortgage rate had surged to 6.88%. Not all the news is negative, however. Driven by a strong U.S. labor market, consumer spending remained robust in April 2023. Notably, American corporations added
253,000 jobs during the month, and the unemployment rate stood at a 53-year low.
Bob Carey, Chief Market Strategist at First Trust, recently summed up the current situation, noting that "we're not out of the woods yet." That said, even the most difficult situations don't last forever. In my opinion, like the
COVID-19 pandemic, inflation, and the tighter monetary policy it ushered in, will pass with time.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST SENIOR LOAN FUND (FTSL)

The First Trust Senior Loan Fund's (the "Fund") primary investment objective is to provide high current income. The Fund's secondary investment objective is the preservation of capital. Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in first lien senior floating rate bank loans ("Senior Loans").

A Senior Loan is an advance or commitment of funds made by one or more banks or similar financial institutions to one or more corporations, partnerships or other business entities and typically pays interest at a floating or adjusting rate that is determined periodically at a designated premium above a base lending rate, such as the London Interbank Offered Rate ("LIBOR"), the Secured
Overnight Financing Rate ("SOFR"), a similar reference rate, or the prime rate offered by one or more major U.S. banks.

The Fund invests primarily in Senior Loans that are below investment grade quality at the time of investment. Securities rated below investment grade, commonly referred to as "junk" or "high-yield" securities, include securities that are rated Ba1/BB+/BB+ or below by Moody's Investors Service, Inc., Fitch,
Inc., or S&P Global Ratings, respectively. The Fund invests in Senior Loans made predominantly to businesses operating in North America, but may also invest in
Senior Loans made to businesses operating outside of North America. The Senior
Loans included in the Fund's portfolio often maintain a duration of less than 90 days; however, the inclusion of LIBOR or SOFR floors on certain Senior Loans or other factors may cause interest rate duration to be longer than 90 days. The
Fund may also invest up to 20% of its net assets in (1) non-Senior Loan debt securities, which may be fixed-rate or floating-rate income-producing securities
(including, without limitation, U.S. government debt securities and corporate debt securities, which may include convertible bonds), (2) warrants, U.S. and non U.S. equity and equity-like positions and interests and other securities issued by or with respect to a borrower or its affiliates, and/or (3) securities of other investment companies.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                             6 Months Ended   1 Year Ended   5 Years Ended   Inception (5/1/13)   5 Years Ended   Inception (5/1/13)
                                4/30/23         4/30/23         4/30/23          to 4/30/23          4/30/23          to 4/30/23
FUND PERFORMANCE
NAV(1)                           4.78%           2.48%           3.10%             3.05%             16.46%             35.01%
Market Price                     4.45%           1.74%           2.99%             3.00%             15.85%             34.40%

INDEX PERFORMANCE
Morningstar(R) LSTA(R) US
   Leveraged Loan Index(2)       5.94%           3.35%           3.75%             3.80%             20.23%             45.25%
------------------------------------------------------------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the
Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

(1)   On January 3, 2023, the fair value methodology used to value the senior loan investments held by the Fund was changed. Prior to that date, the senior loans were valued using the bid side price provided by a pricing service. After such date, the senior loans were valued using the midpoint between the bid and ask price provided by a pricing service. The change in the Fund's fair value methodology on January 3, 2023, resulted in a one-time increase in the Fund's net asset value of approximately $0.159 per share on that date, which represented a positive impact on the Fund's performance of 0.35%. Without the change to the pricing methodology, the performance of the Fund on a NAV basis would have been 4.38%, 2.11%,
      3.02%, 3.01%, 16.04%, and 34.52%, in the six-months, one-year, five-years average annual, since inception average annual, five-years cumulative, and since inception cumulative periods ended April 30, 2023, respectively.

(2)   Formerly, S&P/LSTA Leveraged Loan Index.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SENIOR LOAN FUND (FTSL)

-------------------------------------------------------
                                      % OF SENIOR LOANS
                                          AND OTHER
INDUSTRY CLASSIFICATION                 SECURITIES(1)
-------------------------------------------------------
Software                                     20.5%
Insurance                                    12.6
Health Care Technology                       11.7
Media                                        10.5
Hotels, Restaurants & Leisure                 6.4
Health Care Providers & Services              5.3
Containers & Packaging                        4.9
Pharmaceuticals                               4.3
Electric Utilities                            3.2
Professional Services                         2.9
Wireless Telecommunication Services           2.4
Commercial Services & Supplies                2.2
Diversified Telecommunication Services        2.0
Capital Markets                               1.9
Health Care Equipment & Supplies              1.9
Trading Companies & Distributors              0.9
Specialty Retail                              0.8
Diversified Consumer Services                 0.8
Diversified Financial Services                0.7
Machinery                                     0.7
Auto Components                               0.6
Electronic Equipment, Instruments &
   Components                                 0.5
IT Services                                   0.5
Food Products                                 0.5
Beverages                                     0.4
Food & Staples Retailing                      0.3
Life Sciences Tools & Services                0.3
Communications Equipment                      0.1
Building Products                             0.1
Aerospace & Defense                           0.1
Household Durables                            0.0*
Entertainment                                 0.0*
                                           -------
   Total                                    100.0%
                                           =======

* Amount is less than 0.1%.

-------------------------------------------------------
                                      % OF SENIOR LOANS
                                          AND OTHER
ASSET CLASSIFICATION                    SECURITIES(1)
-------------------------------------------------------
Senior Floating-Rate Loan Interests          89.8%
Corporate Bonds and Notes                     9.2
Foreign Corporate Bonds and Notes             1.0
Common Stocks                                 0.0*
Warrants                                      0.0*
Rights                                        0.0*
                                           -------
   Total                                    100.0%
                                           =======

-------------------------------------------------------
                                      % OF SENIOR LOANS
                                          AND OTHER
CREDIT QUALITY (S&P RATINGS)(2)       DEBT SECURITIES(1)
-------------------------------------------------------
BBB                                           0.0%*
BBB-                                         14.9
BB+                                           7.6
BB                                            1.9
BB-                                           8.7
B+                                           16.6
B                                            29.2
B-                                           13.3
CCC+                                          5.9
CCC                                           0.4
NR                                            1.5
                                           -------
   Total                                    100.0%
                                           =======

-------------------------------------------------------
                                      % OF SENIOR LOANS
                                          AND OTHER
TOP 10 ISSUERS                          SECURITIES(1)
-------------------------------------------------------
HUB International Ltd.                        4.4%
Charter Communications Operating LLC          4.4
SS&C Technologies Holdings, Inc.              4.3
Verscend Technologies, Inc. (Cotiviti)        4.2
AssuredPartners, Inc.                         3.6
IQVIA, Inc. (Quintiles)                       3.6
PG&E Corp.                                    3.2
Zelis Payments Buyer, Inc.                    3.0
Open Text Corp. (GXS)                         2.6
1011778 B.C. Unlimited Liability Co.
   (Restaurant Brands) (aka Burger
   King/Tim Horton's)                         2.4
                                           -------
   Total                                     35.7%
                                           =======

* Amount is less than 0.1%.

(1)   Percentages are based on long-term positions. Money market funds are excluded.

(2)   The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization
      (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are privately rated.
      Ratings are measured on a scale that generally ranges from AAA (highest)
      to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SENIOR LOAN FUND (FTSL)


            PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                    MAY 1, 2013 - APRIL 30, 2023

           First Trust Senior     Morningstar(R) LSTA(R)
               Loan Fund          US Leveraged Loan Index
5/1/13          $10,000                   $10,000
10/31/13         10,092                    10,150
4/30/14          10,275                    10,382
10/31/14         10,385                    10,492
4/30/15          10,637                    10,730
10/31/15         10,567                    10,540
4/30/16          10,763                    10,707
10/31/16         11,034                    11,230
4/30/17          11,247                    11,568
10/31/17         11,414                    11,799
4/30/18          11,592                    12,080
10/31/18         11,760                    12,334
4/30/19          12,044                    12,592
10/31/19         12,156                    12,663
4/30/20          11,619                    11,759
10/31/20         12,266                    12,880
4/30/21          12,978                    13,653
10/31/21         13,198                    13,969
4/30/22          13,175                    14,053
10/31/22         12,889                    13,723
4/30/23          13,501                    14,525


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2023 (UNAUDITED)

                                    ADVISOR

The First Trust Advisors L.P. ("First Trust") Leveraged Finance Team is
comprised of 16 experienced investment professionals specializing in below investment grade securities. The team is comprised of portfolio management, research, trading and operations personnel. As of April 30, 2023, the First
Trust Leveraged Finance Team managed or supervised approximately $5.7 billion in senior secured bank loans and high-yield bonds. These assets are managed across various strategies, including two closed-end funds, an open-end fund, and four exchange-traded funds on behalf of retail and institutional clients.

                           PORTFOLIO MANAGEMENT TEAM

WILLIAM HOUSEY, CFA - MANAGING DIRECTOR OF FIXED INCOME, SENIOR PORTFOLIO
   MANAGER
JEFFREY SCOTT, CFA - SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER

The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. Mr. Housey has served as a part of the portfolio management team of the Fund since 2013, while Mr. Scott has served as part of the portfolio management team of the Fund since 2020.

                                                                          Page 5


FIRST TRUST SENIOR LOAN FUND (FTSL)

UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2023 (UNAUDITED)

As a shareholder of First Trust Senior Loan Fund (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other
Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2023.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


-------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING             ENDING         BASED ON THE        DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH         SIX-MONTH
                                                 NOVEMBER 1, 2022     APRIL 30, 2023      PERIOD (a)       PERIOD (a) (b)
-------------------------------------------------------------------------------------------------------------------------
FIRST TRUST SENIOR LOAN FUND (FTSL)
Actual                                              $1,000.00           $1,047.80            0.85%             $4.32
Hypothetical (5% return before expenses)            $1,000.00           $1,020.58            0.85%             $4.26


(a)   Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which the Fund invests.

(b)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (November 1,
      2022 through April 30, 2023), multiplied by 181/365 (to reflect the six-month period).


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS -- 84.3%

                  APPLICATION SOFTWARE -- 12.5%
$      2,664,671  Applied Systems, Inc., 2026 Term Loan, 3 Mo. SOFR + 4.50%,
                     0.50% Floor..................................................      9.40%        09/19/26    $     2,673,211
         828,556  CCC Intelligent Solutions, Inc., Term Loan B, 1 Mo. LIBOR +
                     2.25%, 0.50% Floor...........................................      7.27%        09/21/28            826,174
       8,290,582  ConnectWise LLC, Term Loan B, 1 Mo. LIBOR + 3.50%,
                     0.50% Floor..................................................      8.52%        09/30/28          8,067,814
      14,125,209  Epicor Software Corp., Term Loan C (First Lien), 1 Mo. LIBOR
                     + 3.25%, 0.75% Floor.........................................      8.27%        07/30/27         13,969,691
       1,029,842  Flexera Software LLC, 2020 Term Loan B, 1 Mo. LIBOR +
                     3.75%, 0.75% Floor...........................................      8.77%        01/26/28          1,019,651
      30,804,482  Gainwell Acquisition Corp. (fka Milano), Term Loan B, 3 Mo.
                     SOFR + 4.00%, 0.75% Floor....................................      9.00%        10/01/27         29,764,985
      17,063,295  Greeneden U.S. Holdings II LLC (Genesys Telecommunications
                  aboratories, Inc.), Initial Dollar Term Loan, 1 Mo. LIBOR +
                     4.00%, 0.75% Floor...........................................      9.02%        12/01/27         16,877,660
       8,635,580  Hyland Software, Inc., Term Loan (Second Lien), 1 Mo. LIBOR
                     + 6.25%, 0.75% Floor.........................................     11.27%        07/10/25          8,319,432
       2,858,192  Informatica Corp., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00%
                     Floor........................................................      7.81%        10/29/28          2,855,334
      13,478,485  Internet Brands, Inc. (WebMD/MH Sub I LLC), 2020 June New
                     Term Loan, 1 Mo. LIBOR + 3.75%, 1.00% Floor..................      8.77%        09/15/24         13,434,680
      26,130,609  Internet Brands, Inc. (WebMD/MH Sub I LLC), Initial Term
                     Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor.......................      8.77%        09/13/24         26,059,795
      11,578,646  Internet Brands, Inc. (WebMD/MH Sub I LLC), Term Loan
                     (Second Lien), 1 Mo. SOFR + 6.25%, 0.00% Floor...............     11.23%        02/23/29         10,787,419
       1,453,358  ION Trading Technologies Ltd., Term Loan B, 3 Mo. LIBOR +
                     4.75%, 0.00% Floor...........................................      9.91%        04/01/28          1,406,640
      30,680,940  LogMeIn, Inc. (GoTo Group, Inc.), Term Loan B, 1 Mo. LIBOR
                     + 4.75%, 0.00% Floor.........................................      9.77%        08/31/27         18,983,832
      21,812,099  McAfee Corp. (Condor Merger Sub, Inc.), Tranche B-1 Term
                     Loan, 1 Mo. SOFR + 3.75%, 0.50% Floor........................      8.65%        02/28/29         20,620,286
      17,488,471  Open Text Corp. (GXS), New Term Loan B, 1 Mo. SOFR +
                     3.50%, 0.50% Floor...........................................      8.58%        01/31/30         17,499,401
      27,231,659  Open Text Corp. (GXS), Term Loan B, 1 Mo. LIBOR + 1.75%,
                     0.00% Floor..................................................      6.77%        05/30/25         27,265,698
      14,335,603  RealPage, Inc., Term Loan (Second Lien), 1 Mo. LIBOR +
                     6.50%, 0.75% Floor...........................................     11.52%        04/22/29         13,479,983
      19,696,612  RealPage, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.50%
                     Floor........................................................      8.02%        04/24/28         19,161,160
      25,751,931  SolarWinds Holdings, Inc., Extended Term Loan B, 1 Mo.
                     SOFR + 4.00%, 0.00% Floor....................................      8.98%        02/17/27         25,760,043
         317,943  Solera Holdings, Inc. (Polaris Newco), Term Loan B, 3 Mo.
                     LIBOR + 4.00%, 0.50% Floor...................................      9.16%        06/04/28            295,511
         371,698  Tenable, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.50%
                     Floor........................................................      7.77%        07/07/28            367,981
       3,678,295  Ultimate Kronos Group (UKG Inc.), Term Loan B, 3 Mo. SOFR
                     + 3.25%, 0.50% Floor.........................................      8.27%        05/03/26          3,587,588
       3,000,000  Ultimate Kronos Group (UKG Inc.), Term Loan B, 3 Mo. SOFR
                     + 3.75%, 0.00% Floor.........................................      8.90%        05/03/26          2,956,020
       3,933,041  Veeam Software Holdings Ltd. (VS Buyer LLC), Term Loan B,
                     1 Mo. SOFR + 3.00%, 0.00% Floor..............................      7.90%        02/28/27          3,888,795
                                                                                                                 ---------------
                                                                                                                     289,928,784
                                                                                                                 ---------------


                        See Notes to Financial Statements                 Page 7


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  ASSET MANAGEMENT & CUSTODY BANKS -- 1.6%
$     15,451,614  Edelman Financial Engines Center LLC, Term Loan (Second
                     Lien), 1 Mo. LIBOR + 6.75%, 0.00% Floor......................     11.77%        07/20/26    $    14,509,993
      22,574,048  Edelman Financial Engines Center LLC, Term Loan B, 1 Mo.
                     LIBOR + 3.75%, 0.75% Floor...................................      8.77%        04/07/28         21,878,542
                                                                                                                 ---------------
                                                                                                                      36,388,535
                                                                                                                 ---------------
                  AUTO PARTS & EQUIPMENT -- 0.6%
      13,186,973  Clarios Global L.P. (Power Solutions), Term Loan B, 1 Mo.
                     LIBOR + 3.25%, 0.00% Floor...................................      8.27%        04/30/26         13,177,347
                                                                                                                 ---------------
                  BROADCASTING -- 2.7%
         959,387  E.W. Scripps Co., Tranche B-3 Term Loan, 1 Mo. SOFR +
                     2.75%, 0.75% Floor...........................................      7.85%        01/07/28            922,076
       7,369,088  Gray Television, Inc., Term Loan E, 1 Mo. SOFR + 2.50%,
                     0.00% Floor..................................................      7.42%        01/02/26          7,305,383
      24,939,453  iHeartCommunications, Inc., Second Amendment Incremental
                     Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor................      8.27%        05/01/26         21,697,324
       6,502,712  iHeartCommunications, Inc., Term Loan B, 1 Mo. LIBOR +
                     3.00%, 0.00% Floor...........................................      8.02%        05/01/26          5,635,868
      17,030,209  Nexstar Broadcasting, Inc., Incremental Term Loan B-4, 1 Mo.
                     LIBOR + 2.50%, 0.00% Floor...................................      7.52%        09/19/26         17,017,862
       9,352,389  Univision Communications, Inc., 2021 Replacement New Term
                     Loan (First Lien), 1 Mo. LIBOR + 3.25%, 0.75% Floor..........      8.27%        03/15/26          9,305,627
                                                                                                                 ---------------
                                                                                                                      61,884,140
                                                                                                                 ---------------
                  BUILDING PRODUCTS -- 0.1%
       2,116,773  Hunter Douglas, Inc. (Solis), Term Loan B, 3 Mo. SOFR +
                     3.50%, 0.50% Floor...........................................      8.37%        02/28/29          1,926,263
         369,928  Quikrete Holdings, Inc., Term Loan B-1, 1 Mo. LIBOR + 3.00%,
                     0.00% Floor..................................................      8.02%        03/18/29            368,919
                                                                                                                 ---------------
                                                                                                                       2,295,182
                                                                                                                 ---------------
                  CABLE & SATELLITE -- 2.4%
      15,959,786  Cablevision (aka CSC Holdings LLC), March 2017 Term Loan
                     B-1, 1 Mo. LIBOR + 2.25%, 0.00% Floor........................      7.20%        07/17/25         15,271,520
         106,421  Charter Communications Operating LLC, Term Loan B1, 1 Mo.
                     SOFR + 1.75%, 0.00% Floor....................................      6.73%        04/30/25            106,392
      40,592,677  Charter Communications Operating LLC, Term Loan B1, 3 Mo.
                     SOFR + 1.75%, 0.00% Floor....................................      6.80%        04/30/25         40,581,514
                                                                                                                 ---------------
                                                                                                                      55,959,426
                                                                                                                 ---------------
                  CASINOS & GAMING -- 1.1%
      24,745,766  Golden Nugget, Inc. (Fertitta Entertainment LLC), Initial Term
                     Loan B, 1 Mo. SOFR + 4.00%, 0.50% Floor......................      8.98%        01/27/29         24,127,246
         496,250  Light & Wonder (FKA Scientific Games International, Inc.),
                     Term Loan B, 1 Mo. SOFR + 3.00%, 0.50% Floor.................      7.98%        04/07/29            495,716
       1,691,181  Scientific Games Holdings L.P. (Scientific Games Lottery),
                     Initial Dollar Term Loan, 3 Mo. SOFR + 3.50%, 0.50% Floor....      8.42%        04/04/29          1,668,984
                                                                                                                 ---------------
                                                                                                                      26,291,946
                                                                                                                 ---------------
                  COMMERCIAL PRINTING -- 0.6%
      13,092,845  Multi-Color Corp. (LABL, Inc.), Initial Dollar Term Loan, 1 Mo.
                     SOFR + 5.00%, 0.50% Floor....................................     10.08%        10/29/28         12,929,905
                                                                                                                 ---------------


Page 8                  See Notes to Financial Statements


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  COMMUNICATIONS EQUIPMENT -- 0.1%
$      2,584,295  Commscope, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00%
                     Floor........................................................      8.27%        04/06/26    $     2,400,810
                                                                                                                 ---------------
                  EDUCATION SERVICES -- 0.3%
       5,852,894  Ascensus Holdings, Inc. (Mercury), Term Loan (First Lien),
                     1 Mo. LIBOR + 3.50%, 0.50% Floor.............................      8.56%        08/02/28          5,739,494
                                                                                                                 ---------------
                  ELECTRIC UTILITIES -- 3.0%
      70,175,064  PG&E Corp., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.50%
                     Floor........................................................      8.06%        06/23/25         70,225,239
                                                                                                                 ---------------
                  ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.5%
         723,923  Chamberlain Group, Inc. (Chariot), Term Loan B, 1 Mo. LIBOR
                     + 3.25%, 0.50% Floor.........................................      8.27%        11/03/28            703,846
      12,850,299  Verifone Systems, Inc., Term Loan B, 3 Mo. LIBOR + 4.00%,
                     0.00% Floor..................................................      8.96%        08/20/25         11,143,201
                                                                                                                 ---------------
                                                                                                                      11,847,047
                                                                                                                 ---------------
                  ENVIRONMENTAL & FACILITIES SERVICES -- 0.5%
      10,747,137  GFL Environmental, Inc., Extended Term Loan B, 3 Mo. SOFR
                     + 3.00%, 0.50% Floor.........................................      8.05%        05/31/27         10,768,792
                                                                                                                 ---------------
                  FOOD DISTRIBUTORS -- 0.3%
       7,554,346  US Foods, Inc., 2019 Incremental Term Loan B, 1 Mo. LIBOR +
                     2.00%, 0.00% Floor...........................................      7.02%        08/31/26          7,546,112
                                                                                                                 ---------------
                  HEALTH CARE EQUIPMENT -- 0.0%
         908,735  Embecta Corp., Initial Term Loan, 6 Mo. SOFR + 3.00%, 0.50%
                     Floor........................................................      7.79%        03/31/29            897,294
                                                                                                                 ---------------
                  HEALTH CARE FACILITIES -- 0.9%
      16,637,590  Ardent Health Services, Inc. (AHP Health Partners, Inc.), Term
                     Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor.....................      8.52%        08/24/28         16,627,191
       3,231,000  Select Medical Corp., Term Loan B, 1 Mo. LIBOR + 2.50%,
                     0.00% Floor..................................................      7.53%        03/06/25          3,227,462
                                                                                                                 ---------------
                                                                                                                      19,854,653
                                                                                                                 ---------------
                  HEALTH CARE SERVICES -- 2.5%
       6,500,000  ADMI Corp. (Aspen Dental), 2020 Incremental Term Loan B2,
                     1 Mo. LIBOR + 3.38%, 0.50% Floor.............................      8.40%        12/23/27          6,144,548
       2,207,999  ADMI Corp. (Aspen Dental), 2021 Incremental Term Loan B3,
                     1 Mo. LIBOR + 3.75%, 0.50% Floor.............................      8.77%        12/23/27          2,093,923
       7,822,844  Aveanna Healthcare LLC, 2021 Term Loan B, 3 Mo. LIBOR +
                     3.75%, 0.50% Floor...........................................      8.70%        07/15/28          6,780,215
      16,108,878  CHG Healthcare Services, Inc., Term Loan B, 1 Mo. LIBOR +
                     3.25%, 0.50% Floor...........................................      8.27%        09/30/28         16,034,375
      19,578,404  DaVita, Inc., Term Loan B, 1 Mo. SOFR + 1.75%, 0.00%
                     Floor........................................................      6.85%        08/12/26         19,428,433
         347,229  ExamWorks Group, Inc. (Electron Bidco), Term Loan B, 1 Mo.
                     SOFR + 3.00%, 0.50% Floor....................................      8.10%        10/29/28            344,272
      10,440,500  Global Medical Response, Inc. (fka Air Medical), 2018 New
                     Term Loan, 3 Mo. LIBOR + 4.25%, 1.00% Floor..................      9.20%        03/14/25          6,490,076
       1,349,876  Global Medical Response, Inc. (fka Air Medical), 2021
                     Refinancing Term Loan, 3 Mo. LIBOR + 4.25%, 1.00%
                     Floor........................................................      9.24%        10/02/25            842,734
                                                                                                                 ---------------
                                                                                                                      58,158,576
                                                                                                                 ---------------


                        See Notes to Financial Statements                 Page 9


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  HEALTH CARE SUPPLIES -- 1.7%
$     40,553,391  Medline Borrower L.P. (Mozart), Initial Dollar Term Loan, 1 Mo.
                     LIBOR + 3.25%, 0.50% Floor...................................      8.27%        10/21/28    $    39,418,504
                                                                                                                 ---------------
                  HEALTH CARE TECHNOLOGY -- 11.0%
      37,262,971  athenahealth, Inc. (Minerva Merger Sub, Inc.), Term Loan B,
                     1 Mo. SOFR + 3.50%, 0.50% Floor..............................      8.46%        02/15/29         35,040,421
      10,616,162  Ciox Health (Healthport/CT Technologies Intermediate Holdings,
                     Inc.), New Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75%
                     Floor........................................................      9.27%        12/16/25         10,103,613
       7,595,808  Ensemble RCM LLC (Ensemble Health), Term Loan B, 3 Mo.
                     SOFR + 3.75%, 0.00% Floor....................................      8.90%        08/01/26          7,598,505
      25,793,912  Mediware (Wellsky/Project Ruby Ultimate Parent Corp.), Term
                     Loan B, 1 Mo. SOFR + 3.25%, 0.75% Floor......................      8.35%        03/10/28         25,044,212
      20,705,060  Navicure, Inc. (Waystar Technologies, Inc.), Term Loan B, 1 Mo.
                     LIBOR + 4.00%, 0.00% Floor...................................      9.02%        10/23/26         20,688,910
      90,792,867  Verscend Technologies, Inc. (Cotiviti), New Term Loan B-1,
                     1 Mo. LIBOR + 4.00%, 0.00% Floor.............................      9.02%        08/27/25         90,821,466
      66,470,223  Zelis Payments Buyer, Inc., New Term Loan B-1, 1 Mo. LIBOR
                     + 3.50%, 0.00% Floor.........................................      8.52%        09/30/26         66,248,545
                                                                                                                 ---------------
                                                                                                                     255,545,672
                                                                                                                 ---------------
                  HOTELS, RESORTS & CRUISE LINES -- 0.9%
       1,761,293  Alterra Mountain Co., Term Loan B-2, 1 Mo. LIBOR + 3.50%,
                     0.50% Floor..................................................      8.52%        08/17/28          1,760,553
         840,481  Four Seasons Holdings, Inc., New Term Loan B, 1 Mo. SOFR +
                     3.25%, 0.50% Floor...........................................      8.23%        11/30/29            843,855
      17,486,347  Hilton Worldwide Finance LLC, Refinancing Series B-2 Term
                     Loan, 1 Mo. SOFR + 1.75%, 0.00% Floor........................      6.82%        06/21/26         17,479,003
                                                                                                                 ---------------
                                                                                                                      20,083,411
                                                                                                                 ---------------
                  HOUSEHOLD APPLIANCES -- 0.0%
       1,055,858  Weber-Stephen Products LLC, Term Loan B, 1 Mo. LIBOR +
                     3.25%, 0.75% Floor...........................................      8.27%        10/31/27            947,236
                                                                                                                 ---------------
                  HUMAN RESOURCE & EMPLOYMENT SERVICES -- 0.0%
         892,848  Alight, Inc. (fka Tempo Acq.), Extended Term Loan 2022, 1 Mo.
                     SOFR + 3.00%, 0.50% Floor....................................      7.98%        08/31/28            893,500
                                                                                                                 ---------------
                  INDUSTRIAL MACHINERY -- 0.6%
       9,744,466  Filtration Group Corp., 2021 Incremental Term Loan B, 1 Mo.
                     LIBOR + 3.50%, 0.50% Floor...................................      8.52%        10/21/28          9,663,538
       4,752,588  Filtration Group Corp., Initial Term Loan, 1 Mo. LIBOR +
                     3.00%, 0.00% Floor...........................................      8.02%        03/29/25          4,752,588
          58,116  Gates Global LLC, Term Loan B-3, 1 Mo. SOFR + 2.50%,
                     0.75% Floor..................................................      7.58%        03/31/27             57,995
         516,023  TK Elevator Newco GMBH (Vertical U.S. Newco, Inc.), New
                     Term Loan B1 (USD), 6 Mo. LIBOR + 3.50%, 0.50% Floor.........      8.60%        07/31/27            504,521
                                                                                                                 ---------------
                                                                                                                      14,978,642
                                                                                                                 ---------------
                  INSURANCE BROKERS -- 10.5%
      11,553,437  Alliant Holdings I LLC, Term Loan B-4, 1 Mo. LIBOR + 3.50%,
                     0.50% Floor..................................................      8.51%        11/06/27         11,470,656
      29,244,510  Alliant Holdings I LLC, Term Loan B-5, 1 Mo. SOFR + 3.50%,
                     0.50% Floor..................................................      8.38%        11/06/27         29,043,454
       5,002,531  AmWINS Group, Inc., Feb. 2023 Incremental Term Loan, 1 Mo.
                     SOFR + 2.75%, 0.75% Floor....................................      7.83%        02/19/28          4,990,025


Page 10                 See Notes to Financial Statements


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  INSURANCE BROKERS (CONTINUED)
$     10,404,784  AmWINS Group, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%,
                     0.75% Floor..................................................      7.27%        02/28/28    $    10,311,401
      12,790,487  AssuredPartners, Inc., 2021 Term Loan B, 1 Mo. LIBOR +
                     3.50%, 0.50% Floor...........................................      8.52%        02/13/27         12,614,618
         887,369  AssuredPartners, Inc., 2022 Incremental Term Loan B4, 1 Mo.
                     SOFR + 4.25%, 0.50% Floor....................................      9.23%        02/13/27            886,814
      13,064,441  AssuredPartners, Inc., Incremental Term Loan 2022, 1 Mo. SOFR
                     + 3.50%, 0.50% Floor.........................................      8.48%        02/13/27         12,857,630
      43,505,264  AssuredPartners, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%,
                     0.00% Floor..................................................      8.52%        02/12/27         42,834,631
       8,935,151  BroadStreet Partners, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%,
                     0.00% Floor..................................................      8.02%        01/27/27          8,879,306
       7,055,095  BroadStreet Partners, Inc., Term Loan B-3, 1 Mo. SOFR +
                     4.00%, 0.00% Floor...........................................      9.02%        01/26/29          7,006,592
      34,233,917  HUB International Ltd., Initial Term Loan B, 1 Mo. LIBOR +
                     3.00%, 0.00% Floor...........................................      8.02%        04/25/25         34,208,241
          90,089  HUB International Ltd., Initial Term Loan B, 2 Mo. LIBOR +
                     3.00%, 0.00% Floor...........................................      8.16%        04/25/25             90,022
         110,869  HUB International Ltd., New Term Loan B-3, 2 Mo. LIBOR +
                     3.25%, 0.75% Floor...........................................      8.41%        04/25/25            110,819
      43,238,942  HUB International Ltd., New Term Loan B-3, 3 Mo. LIBOR +
                     3.25%, 0.75% Floor...........................................      8.51%        04/25/25         43,219,268
       1,841,538  HUB International Ltd., Term Loan B4, 3 Mo. SOFR + 4.00%,
                     0.75% Floor..................................................      8.73%        11/10/29          1,840,185
       9,793,803  USI, Inc. (fka Compass Investors, Inc.), 2021 New Term Loans,
                     3 Mo. LIBOR + 3.25%, 0.00% Floor.............................      8.41%        12/02/26          9,797,917
      14,417,430  USI, Inc. (fka Compass Investors, Inc.), 2022 New Term Loan,
                     3 Mo. SOFR + 3.75%, 0.50% Floor..............................      8.65%        11/30/29         14,404,382
                                                                                                                 ---------------
                                                                                                                     244,565,961
                                                                                                                 ---------------
                  INTEGRATED TELECOMMUNICATION SERVICES -- 1.8%
       8,520,818  Numericable (Altice France S.A. or SFR), Term Loan B-11,
                     1 Mo. LIBOR + 2.75%, 0.00% Floor.............................      8.02%        07/31/25          8,334,467
       1,928,839  Numericable (Altice France S.A. or SFR), Term Loan B-12,
                     3 Mo. LIBOR + 3.69%, 0.00% Floor.............................      8.95%        01/31/26          1,863,741
      12,646,010  Numericable (Altice France S.A. or SFR), Term Loan B-13,
                     3 Mo. LIBOR + 4.00%, 0.00% Floor.............................      8.86%        08/14/26         12,302,228
       6,636,589  Zayo Group Holdings, Inc., Incremental Term Loan B-2, 1 Mo.
                     SOFR + 4.25%, 0.50% Floor....................................      9.23%        03/09/27          5,531,730
      17,001,608  Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1 Mo.
                     LIBOR + 3.00%, 0.00% Floor...................................      8.02%        03/09/27         13,875,097
                                                                                                                 ---------------
                                                                                                                      41,907,263
                                                                                                                 ---------------
                  INTERNET SERVICES & INFRASTRUCTURE -- 0.1%
       1,994,872  Go Daddy Operating Co. LLC, Term Loan B4, 1 Mo. LIBOR +
                     2.00%, 0.00% Floor...........................................      7.02%        08/10/27          1,994,593
                                                                                                                 ---------------
                  INVESTMENT BANKING & BROKERAGE -- 0.2%
       4,987,113  LPL Holdings, Inc., Term Loan B, 1 Mo. SOFR + 1.75%, 0.00%
                     Floor........................................................      6.65%        11/12/26          4,985,044
                                                                                                                 ---------------
                  MANAGED HEALTH CARE -- 0.5%
      13,258,743  Multiplan, Inc. (MPH), Term Loan B, 3 Mo. LIBOR + 4.25%,
                     0.50% Floor..................................................      9.20%        08/31/28         11,424,661
                                                                                                                 ---------------


                        See Notes to Financial Statements                Page 11


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  METAL & GLASS CONTAINERS -- 2.0%
$     46,189,341  Berry Global, Inc., Term Loan Z, 1 Mo. LIBOR + 1.75%, 0.00%
                     Floor........................................................      6.64%        07/01/26    $    46,140,842
                                                                                                                 ---------------
                  OFFICE SERVICES & SUPPLIES -- 0.9%
      20,727,385  Dun & Bradstreet Corp., Refinancing Term Loan, 1 Mo. LIBOR
                     + 3.25%, 0.00% Floor.........................................      8.27%        02/08/26         20,724,172
                                                                                                                 ---------------
                  OTHER DIVERSIFIED FINANCIAL SERVICES -- 0.0%
         951,570  AlixPartners, LLP, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.50%
                     Floor........................................................      7.77%        02/04/28            951,242
                                                                                                                 ---------------
                  PACKAGED FOODS & MEATS -- 0.4%
       9,988,378  Hostess Brands LLC (HB Holdings), Term Loan B, 3 Mo.
                     LIBOR + 2.25%, 0.75% Floor...................................      7.52%        08/03/25          9,995,419
                                                                                                                 ---------------
                  PAPER PACKAGING -- 2.5%
      26,893,153  Graham Packaging Co., L.P., Term Loan B, 1 Mo. LIBOR +
                     3.00%, 0.75% Floor...........................................      8.02%        08/04/27         26,784,639
      14,818,357  Pactiv LLC/Evergreen Packaging LLC (fka Reynolds Group
                     Holdings), Term Loan B-2, 1 Mo. SOFR + 3.25%, 0.00%
                     Floor........................................................      8.35%        02/05/26         14,798,945
       1,792,418  Pactiv LLC/Evergreen Packaging LLC (fka Reynolds Group
                     Holdings), Tranche B-3 U.S. Term Loan, 1 Mo. SOFR + 3.25%,
                     0.50% Floor..................................................      8.35%        09/20/28          1,777,075
      13,829,734  Reynolds Consumer Products LLC, Initial Term Loan, 1 Mo.
                     SOFR + 1.75%, 0.00% Floor....................................      6.83%        02/04/27         13,707,894
                                                                                                                 ---------------
                                                                                                                      57,068,553
                                                                                                                 ---------------
                  PHARMACEUTICALS -- 4.0%
       1,374,907  ICON Clinical Investments LLC (PRA Health Sciences, Inc.),
                     Lux Term Loan B, 3 Mo. SOFR + 2.25%, 0.50% Floor.............      7.41%        07/01/28          1,376,041
         342,559  ICON Clinical Investments LLC (PRA Health Sciences, Inc.),
                     US Term Loan B, 3 Mo. SOFR + 2.25%, 0.50% Floor..............      7.41%        07/01/28            342,842
      31,147,393  IQVIA, Inc. (Quintiles), Term Loan B2, 1 Mo. LIBOR + 1.75%,
                     0.00% Floor..................................................      6.77%        01/18/25         31,157,204
      47,694,976  IQVIA, Inc. (Quintiles), Term Loan B3, 1 Mo. LIBOR + 1.75%,
                     0.00% Floor..................................................      6.77%        06/11/25         47,673,752
      12,474,724  Parexel International Corp. (Phoenix Newco), Term Loan (First
                     Lien), 1 Mo. LIBOR + 3.25%, 0.50% Floor......................      8.27%        11/15/28         12,279,058
                                                                                                                 ---------------
                                                                                                                      92,828,897
                                                                                                                 ---------------
                  PROPERTY & CASUALTY INSURANCE -- 0.1%
       1,719,461  Sedgwick Claims Management Services, Inc., Term Loan B,
                     1 Mo. SOFR + 3.75%, 0.00% Floor..............................      8.73%        02/24/28          1,703,221
                                                                                                                 ---------------
                  RESEARCH & CONSULTING SERVICES -- 2.6%
      44,429,325  Clarivate Analytics PLC (Camelot), Amendment No. 2
                     Incremental Term Loan, 1 Mo. LIBOR + 3.00%, 1.00%
                     Floor........................................................      8.02%        10/31/26         44,422,438
       3,855,302  Corelogic, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50%
                     Floor........................................................      8.56%        06/02/28          3,469,425
       9,247,541  J.D. Power (Project Boost Purchaser LLC), 2021 Incremental
                     Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor................      8.52%        05/26/26          9,178,185
       3,701,434  Trans Union LLC, Term Loan B5, 1 Mo. LIBOR + 1.75%, 0.00%
                     Floor........................................................      6.77%        11/13/26          3,692,199


Page 12                 See Notes to Financial Statements


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  RESEARCH & CONSULTING SERVICES (CONTINUED)
$        436,375  Veritext Corp. (VT TopCo, Inc.), Non-Fungible Term Loan (First
                     Lien), 1 Mo. LIBOR + 3.75%, 0.75% Floor......................      8.77%        08/10/25    $       433,445
                                                                                                                 ---------------
                                                                                                                      61,195,692
                                                                                                                 ---------------
                  RESTAURANTS -- 3.9%
      51,992,118  1011778 B.C. Unlimited Liability Co. (Restaurant Brands) (aka
                     Burger King/Tim Horton's), Term Loan B-4, 1 Mo. LIBOR +
                     1.75%, 0.00% Floor...........................................      6.77%        11/14/26         51,573,842
      39,163,517  IRB Holding Corp. (Arby's/Inspire Brands), 2022 Replacement
                     Term B Loan 2022, 1 Mo. SOFR + 3.00%, 0.75% Floor............      8.08%        12/15/27         38,590,947
                                                                                                                 ---------------
                                                                                                                      90,164,789
                                                                                                                 ---------------
                  SECURITY & ALARM SERVICES -- 0.1%
       2,629,846  Garda World Security Corp., Term Loan B-2, 1 Mo. SOFR +
                     4.25%, 0.00% Floor...........................................      9.30%        10/30/26          2,628,755
                                                                                                                 ---------------
                  SOFT DRINKS -- 0.3%
       8,942,326  Tropicana (Naked Juice LLC/Bengal Debt Merger Sub LLC),
                     Term Loan (First Lien), 3 Mo. SOFR + 3.25%, 0.50% Floor......      8.25%        01/24/29          8,000,296
                                                                                                                 ---------------
                  SPECIALIZED CONSUMER SERVICES -- 0.5%
       4,388,805  Asurion LLC, New B-8 Term Loan, 1 Mo. LIBOR + 3.25%,
                     0.00% Floor..................................................      8.27%        12/23/26          4,111,762
       8,795,978  Asurion LLC, Term Loan B-3 (Second Lien), 1 Mo. LIBOR +
                     5.25%, 0.00% Floor...........................................     10.27%        01/31/28          7,392,316
         309,217  Driven Holdings LLC, 2021 Term Loan B, 1 Mo. LIBOR +
                     3.00%, 0.50% Floor...........................................      7.95%        11/30/28            303,806
                                                                                                                 ---------------
                                                                                                                      11,807,884
                                                                                                                 ---------------
                  SPECIALIZED FINANCE -- 0.6%
       5,598,497  Radiate Holdco LLC (Astound), Amendment No. 6 Term Loan,
                     1 Mo. LIBOR + 3.25%, 0.75% Floor.............................      8.27%        09/25/26          4,650,279
       8,716,655  WCG Purchaser Corp. (WIRB-Copernicus Group), Term Loan B,
                     3 Mo. LIBOR + 4.00%, 1.00% Floor.............................      8.95%        01/08/27          8,348,900
                                                                                                                 ---------------
                                                                                                                      12,999,179
                                                                                                                 ---------------
                  SPECIALTY CHEMICALS -- 0.2%
       5,436,152  Avantor, Inc., Term Loan B5, 1 Mo. SOFR + 2.25%, 0.50%
                     Floor........................................................      7.33%        11/06/27          5,437,837
                                                                                                                 ---------------
                  SPECIALTY STORES -- 0.8%
       8,420,363  Petco Health and Wellness Co., Inc., Initial Term Loan B, 3 Mo.
                     SOFR + 3.25%, 0.75% Floor....................................      8.41%        03/03/28          8,314,604
       9,487,629  Petsmart, Inc., Initial Term Loan B, 1 Mo. SOFR + 3.75%,
                     0.75% Floor..................................................      8.83%        02/12/28          9,457,980
                                                                                                                 ---------------
                                                                                                                      17,772,584
                                                                                                                 ---------------
                  SYSTEMS SOFTWARE -- 5.4%
      14,381,926  BMC Software Finance, Inc. (Boxer Parent), 2021 Replacement
                     Dollar Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor...........      8.77%        10/02/25         14,229,118
       4,415,513  Gen Digital, Inc. (fka NortonLifeLock, Inc.), Term Loan B,
                     1 Mo. SOFR + 2.00%, 0.50% Floor..............................      7.08%        09/12/29          4,374,118
       2,726,712  Idera, Inc., Initial Term Loan, 1 Mo. SOFR + 3.75%, 0.75%
                     Floor........................................................      8.65%        02/15/28          2,639,457


                        See Notes to Financial Statements                Page 13


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  SYSTEMS SOFTWARE (CONTINUED)
$     13,861,178  Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term
                     Loan B, 2 Mo. LIBOR + 3.50%, 1.00% Floor.....................  8.65% - 12.65%   06/13/24    $    13,248,722
      10,395,000  Proofpoint, Inc., Term Loan (Second Lien), 1 Mo. LIBOR +
                     6.25%, 0.50% Floor...........................................     11.27%        08/31/29          9,951,082
       2,583,631  Proofpoint, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50%
                     Floor........................................................      8.27%        08/31/28          2,531,416
         997,437  Sophos Group PLC (Surf), Term Loan B, 3 Mo. LIBOR + 3.50%,
                     0.00% Floor..................................................      8.51%        03/05/27            990,894
      12,545,836  SS&C Technologies Holdings, Inc., Term Loan B-3, 1 Mo.
                     LIBOR + 1.75%, 0.00% Floor...................................      6.77%        04/16/25         12,536,238
      11,003,336  SS&C Technologies Holdings, Inc., Term Loan B-4, 1 Mo.
                     LIBOR + 1.75%, 0.00% Floor...................................      6.77%        04/16/25         10,994,918
      51,885,070  SS&C Technologies Holdings, Inc., Term Loan B-5, 1 Mo.
                     LIBOR + 1.75%, 0.00% Floor...................................      6.77%        04/16/25         51,839,930
         974,684  SUSE (Marcel Lux IV S.A.R.L.), Facility Term Loan B1 USD,
                     Daily SOFR + 3.25%, 0.00% Floor..............................  8.17% - 8.24%    03/15/26            968,592
                                                                                                                 ---------------
                                                                                                                     124,304,485
                                                                                                                 ---------------
                  TRADING COMPANIES & DISTRIBUTORS -- 0.8%
      19,388,040  SRS Distribution, Inc., 2021 Refinancing Term Loan, 1 Mo.
                     LIBOR + 3.50%, 0.50% Floor...................................      8.52%        06/04/28         18,544,369
         831,915  SRS Distribution, Inc., 2022 Refinancing Term Loan, 1 Mo.
                     SOFR + 3.50%, 0.50% Floor....................................      8.58%        06/04/28            795,868
                                                                                                                 ---------------
                                                                                                                      19,340,237
                                                                                                                 ---------------
                  WIRELESS TELECOMMUNICATION SERVICES -- 2.2%
      51,201,492  SBA Senior Finance II LLC, Term Loan B, 1 Mo. LIBOR +
                     1.75%, 0.00% Floor...........................................      6.78%        04/11/25         51,216,084
                                                                                                                 ---------------
                  TOTAL SENIOR FLOATING-RATE LOAN INTERESTS....................................................    1,957,317,937
                  (Cost $1,995,812,476)                                                                          ---------------



   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS AND NOTES -- 8.6%

                  AEROSPACE & DEFENSE -- 0.1%
       1,082,000  TransDigm, Inc. (c).............................................      6.25%        03/15/26          1,088,808
                                                                                                                 ---------------
                  APPLICATION SOFTWARE -- 0.1%
       3,598,000  GoTo Group, Inc. (c)............................................      5.50%        09/01/27          2,029,290
                                                                                                                 ---------------
                  BROADCASTING -- 0.8%
       2,148,000  Gray Television, Inc. (c).......................................      5.88%        07/15/26          1,828,155
      18,561,000  Nexstar Media, Inc. (c).........................................      5.63%        07/15/27         17,451,331
                                                                                                                 ---------------
                                                                                                                      19,279,486
                                                                                                                 ---------------
                  CABLE & SATELLITE -- 3.9%
      57,771,000  CCO Holdings LLC / CCO Holdings Capital Corp. (c)...............      5.13%        05/01/27         54,598,772
      53,853,000  CSC Holdings LLC (c)............................................      7.50%        04/01/28         33,723,853
       2,278,000  CSC Holdings LLC (c)............................................     11.25%        05/15/28          2,272,487
                                                                                                                 ---------------
                                                                                                                      90,595,112
                                                                                                                 ---------------
                  CASINOS & GAMING -- 0.0%
         325,000  VICI Properties, L.P. / VICI Note Co., Inc. (c).................      4.25%        12/01/26            310,082
                                                                                                                 ---------------


Page 14                 See Notes to Financial Statements


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  HEALTH CARE FACILITIES -- 0.5%
$      3,798,000  Select Medical Corp. (c)........................................      6.25%        08/15/26    $     3,724,087
       2,015,000  Tenet Healthcare Corp...........................................      6.25%        02/01/27          2,007,722
       6,407,000  Tenet Healthcare Corp...........................................      5.13%        11/01/27          6,224,501
                                                                                                                 ---------------
                                                                                                                      11,956,310
                                                                                                                 ---------------
                  HEALTH CARE SERVICES -- 0.6%
      24,212,000  Global Medical Response, Inc. (c)...............................      6.50%        10/01/25         14,916,166
                                                                                                                 ---------------
                  INSURANCE BROKERS -- 1.3%
       2,265,000  AmWINS Group, Inc. (c)..........................................      4.88%        06/30/29          2,057,360
       9,728,000  AssuredPartners, Inc. (c).......................................      7.00%        08/15/25          9,642,539
      16,858,000  HUB International Ltd. (c)......................................      7.00%        05/01/26         16,804,968
         465,000  USI, Inc. (c)...................................................      6.88%        05/01/25            460,851
                                                                                                                 ---------------
                                                                                                                      28,965,718
                                                                                                                 ---------------
                  INTEGRATED TELECOMMUNICATION SERVICES -- 0.1%
       2,291,000  Zayo Group Holdings, Inc. (c)...................................      4.00%        03/01/27          1,737,098
                                                                                                                 ---------------
                  INTERNET SERVICES & INFRASTRUCTURE -- 0.0%
         763,000  Go Daddy Operating Co. LLC / GD Finance Co., Inc. (c)...........      5.25%        12/01/27            733,915
                                                                                                                 ---------------
                  PAPER PACKAGING -- 0.2%
       4,535,000  Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group
                     Issuer LLC (c)...............................................      4.00%        10/15/27          4,087,191
                                                                                                                 ---------------
                  RESTAURANTS -- 0.1%
       3,185,000  IRB Holding Corp. (c)...........................................      7.00%        06/15/25          3,227,185
                                                                                                                 ---------------
                  SPECIALIZED FINANCE -- 0.1%
       2,882,000  Radiate Holdco LLC / Radiate Finance, Inc. (c)..................      4.50%        09/15/26          2,245,937
                                                                                                                 ---------------
                  SYSTEMS SOFTWARE -- 0.8%
         788,000  Oracle Corp.....................................................      5.80%        11/10/25            808,033
      18,749,000  SS&C Technologies, Inc. (c).....................................      5.50%        09/30/27         18,172,768
                                                                                                                 ---------------
                                                                                                                      18,980,801
                                                                                                                 ---------------
                  TOTAL CORPORATE BONDS AND NOTES..............................................................      200,153,099
                  (Cost $237,641,908)                                                                            ---------------

FOREIGN CORPORATE BONDS AND NOTES -- 0.9%
                  APPLICATION SOFTWARE -- 0.5%
         375,000  Open Text Corp. (c).............................................      6.90%        12/01/27            387,717
      12,478,000  Open Text Corp. (c).............................................      3.88%        02/15/28         11,078,655
                                                                                                                 ---------------
                                                                                                                      11,466,372
                                                                                                                 ---------------
                  DATA PROCESSING & OUTSOURCED SERVICES -- 0.4%
      10,755,000  Paysafe Finance PLC / Paysafe Holdings US Corp. (c).............      4.00%        06/15/29          8,415,622
                                                                                                                 ---------------
                  ENVIRONMENTAL & FACILITIES SERVICES -- 0.0%
       1,323,000  GFL Environmental, Inc. (c).....................................      4.00%        08/01/28          1,208,853
                                                                                                                 ---------------
                  TOTAL FOREIGN CORPORATE BONDS AND NOTES......................................................       21,090,847
                  (Cost $22,618,384)                                                                             ---------------


                        See Notes to Financial Statements                Page 15


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


     SHARES                                                DESCRIPTION                                                VALUE
----------------  ---------------------------------------------------------------------------------------------  ---------------
COMMON STOCKS -- 0.0%

                  PHARMACEUTICALS -- 0.0%
         249,316  Akorn, Inc. (d) (e) (f)......................................................................  $       233,734
                  (Cost $2,858,880)                                                                              ---------------

WARRANTS -- 0.0%

                  MOVIES & ENTERTAINMENT -- 0.0%
         972,355  Cineworld Group PLC, expiring 11/23/25 (d) (f) (g)...........................................           33,605
                  (Cost $0)                                                                                      ---------------

RIGHTS -- 0.0%

                  ELECTRIC UTILITIES -- 0.0%
           4,887  Vistra Energy Corp., no expiration date (d) (g)..............................................            5,620
                                                                                                                 ---------------
                  LIFE SCIENCES TOOLS & SERVICES -- 0.0%
               1  New Millennium Holdco, Inc., Corporate Claim Trust, no expiration date (d) (g) (h) (i).......                0
               1  New Millennium Holdco, Inc., Lender Claim Trust, no expiration date (d) (g) (h) (i)..........                0
                                                                                                                 ---------------
                                                                                                                               0
                                                                                                                 ---------------
                  TOTAL RIGHTS.................................................................................            5,620
                  (Cost $8,491)                                                                                  ---------------

MONEY MARKET FUNDS -- 4.7%

     110,327,471  Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class -
                     4.71% (j).................................................................................      110,327,471
                  (Cost $110,327,471)                                                                            ---------------

                  TOTAL INVESTMENTS -- 98.5%...................................................................    2,289,162,313
                  (Cost $2,369,267,610)
                  NET OTHER ASSETS AND LIABILITIES -- 1.5%.....................................................       33,799,487
                                                                                                                 ---------------
                  NET ASSETS -- 100.0%.........................................................................  $ 2,322,961,800
                                                                                                                 ===============


(a)   Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the SOFR obtained from the U.S. Department of the Treasury's Office of Financial Research, (iii)
      the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR or SOFR floor that establishes a minimum LIBOR or SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR or SOFR period, spread and floor, but different LIBOR or SOFR reset dates.

(b)   Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(c)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
      Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P.
      (the "Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2023, securities noted as such amounted to $212,203,690 or 9.1% of net assets.

(d)   Non-income producing security.

(e)   Security received in a transaction exempt from registration under the 1933
      Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers (see Note
      2D - Restricted Securities in the Notes to Financial Statements).

(f)   This issuer has filed for protection in bankruptcy court.

(g)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by the Advisor.

(h)   This security's value was determined using significant unobservable inputs
      (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).

Page 16                 See Notes to Financial Statements


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)

(i)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At April 30, 2023, securities noted as such are valued at $0 or 0.0% of net assets.

(j)   Rate shown reflects yield as of April 30, 2023.

LIBOR - London Interbank Offered Rate
SOFR  - Secured Overnight Financing Rate

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                           LEVEL 2          LEVEL 3
                                                          TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                         VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                        4/30/2023          PRICES           INPUTS           INPUTS
                                                      --------------   --------------   --------------   --------------
Senior Floating-Rate Loan Interests*..............    $1,957,317,937   $           --   $1,957,317,937   $           --
Corporate Bonds and Notes*........................       200,153,099               --      200,153,099               --
Foreign Corporate Bonds and Notes*................        21,090,847               --       21,090,847               --
Common Stocks*....................................           233,734               --          233,734               --
Warrants*.........................................            33,605               --           33,605               --
Rights:
   Electric Utilities.............................             5,620               --            5,620               --
   Life Sciences Tools & Services.................                --**             --               --               --**
Money Market Funds................................       110,327,471      110,327,471               --               --
                                                      --------------   --------------   --------------   --------------
Total Investments.................................    $2,289,162,313   $  110,327,471   $2,178,834,842   $           --**
                                                      ==============   ==============   ==============   ==============


*  See Portfolio of Investments for industry breakout.
** Investment is valued at $0.

Level 3 investments are fair valued by the Advisor's Pricing Committee and are footnoted in the Portfolio of Investments. Level 3 investments values are based on unobservable and non-quantitative inputs.

                        See Notes to Financial Statements                Page 17


FIRST TRUST SENIOR LOAN FUND (FTSL)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2023 (UNAUDITED)


ASSETS:
Investments, at value.....................................................   $2,289,162,313
Cash......................................................................        1,058,266
Receivables:
   Investment securities sold.............................................       66,453,300
   Interest...............................................................        8,254,070
   Dividends..............................................................          558,550
   Capital shares sold....................................................           22,596
                                                                             --------------
   Total Assets...........................................................    2,365,509,095
                                                                             --------------
LIABILITIES:
Payables:
   Investment securities purchased........................................       29,316,066
   Capital shares purchased...............................................       11,297,714
   Investment advisory fees...............................................        1,690,960
Unrealized depreciation on unfunded loan commitments......................          242,555
                                                                             --------------
   Total Liabilities......................................................       42,547,295
                                                                             --------------
NET ASSETS................................................................   $2,322,961,800
                                                                             ==============
NET ASSETS CONSIST OF:
Paid-in capital...........................................................   $2,612,297,226
Par value.................................................................          513,500
Accumulated distributable earnings (loss).................................     (289,848,926)
                                                                             --------------
NET ASSETS................................................................   $2,322,961,800
                                                                             ==============
NET ASSET VALUE, per share................................................   $        45.24
                                                                             ==============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share).................................       51,350,002
                                                                             ==============
Investments, at cost......................................................   $2,369,267,610
                                                                             ==============


Page 18                 See Notes to Financial Statements


FIRST TRUST SENIOR LOAN FUND (FTSL)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2023 (UNAUDITED)


INVESTMENT INCOME:
Interest..................................................................   $  100,057,723
Dividends.................................................................        4,425,122
                                                                             --------------
   Total investment income................................................      104,482,845
                                                                             --------------
EXPENSES:
Investment advisory fees..................................................       11,329,864
                                                                             --------------
   Total expenses.........................................................       11,329,864
                                                                             --------------
NET INVESTMENT INCOME (LOSS)..............................................       93,152,981
                                                                             --------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments...................................      (32,419,740)
                                                                             --------------
Net change in unrealized appreciation (depreciation) on:
   Investments............................................................       64,803,267
   Unfunded loan commitments..............................................          499,665
                                                                             --------------
Net change in unrealized appreciation (depreciation)......................       65,302,932
                                                                             --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)...................................       32,883,192
                                                                             --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS........................................................   $  126,036,173
                                                                             ==============


                        See Notes to Financial Statements                Page 19


FIRST TRUST SENIOR LOAN FUND (FTSL)

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SIX MONTHS
                                                                                 ENDED
                                                                               4/30/2023           YEAR ENDED
                                                                              (UNAUDITED)          10/31/2022
                                                                             --------------      --------------
OPERATIONS:
Net investment income (loss)..............................................   $   93,152,981      $  138,794,474
Net realized gain (loss)..................................................      (32,419,740)       (101,739,244)
Net change in unrealized appreciation (depreciation)......................       65,302,932        (140,859,702)
                                                                             --------------      --------------
Net increase (decrease) in net assets resulting from operations...........      126,036,173        (103,804,472)
                                                                             --------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.....................................................      (95,663,853)       (139,547,604)
                                                                             --------------      --------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................................       42,505,945       1,150,159,765
Cost of shares redeemed...................................................     (688,571,095)       (834,804,577)
                                                                             --------------      --------------
Net increase (decrease) in net assets resulting
   from shareholder transactions..........................................     (646,065,150)        315,355,188
                                                                             --------------      --------------
Total increase (decrease) in net assets...................................     (615,692,830)         72,003,112

NET ASSETS:
Beginning of period.......................................................    2,938,654,630       2,866,651,518
                                                                             --------------      --------------
End of period.............................................................   $2,322,961,800      $2,938,654,630
                                                                             ==============      ==============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................................       65,650,002          60,000,002
Shares sold...............................................................          900,000          24,150,000
Shares redeemed...........................................................      (15,200,000)        (18,500,000)
                                                                             --------------      --------------
Shares outstanding, end of period.........................................       51,350,002          65,650,002
                                                                             ==============      ==============


Page 20                 See Notes to Financial Statements


FIRST TRUST SENIOR LOAN FUND (FTSL)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                            SIX MONTHS
                                              ENDED                                YEAR ENDED OCTOBER 31,
                                            4/30/2023     ------------------------------------------------------------------------
                                           (UNAUDITED)        2022           2021           2020           2019           2018
                                           ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period.....   $    44.76     $    47.78     $    45.85     $    47.15     $    47.75     $    48.26
                                            ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).............         1.59           1.89           1.54           1.67           2.13           1.87
Net realized and unrealized gain (loss)..         0.53          (3.01)          1.92          (1.27)         (0.57)         (0.43)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations.........         2.12          (1.12)          3.46           0.40           1.56           1.44
                                            ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income....................        (1.64)         (1.90)         (1.53)         (1.67)         (2.15)         (1.92)
Return of capital........................           --             --             --          (0.03)         (0.01)         (0.03)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Total distributions......................        (1.64)         (1.90)         (1.53)         (1.70)         (2.16)         (1.95)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period...........   $    45.24     $    44.76     $    47.78     $    45.85     $    47.15     $    47.75
                                            ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a).........................         4.78%         (2.38)%         7.60%          0.90%          3.37%          3.03%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).....   $2,322,962     $2,938,655     $2,866,652     $1,276,964     $1,603,148     $1,883,903
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets (b)............................         0.85% (c)      0.85%          0.85%          0.85%          0.85%          0.85%
Ratio of net investment income (loss) to
   average net assets....................         6.98% (c)      4.07%          3.27%          3.63%          4.50%          3.94%
Portfolio turnover rate (d)..............           26%            63%            92%            76%            44%            88%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 21


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2023 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of fourteen funds that are offering shares. This report covers the First Trust Senior Loan Fund (the "Fund"), a diversified series of the Trust, which trades under the ticker "FTSL" on The Nasdaq Stock
Market LLC ("Nasdaq"). The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units."

The Fund's primary investment objective is to provide high current income. The
Fund's secondary investment objective is the preservation of capital. Under normal market conditions, the Fund invests at least 80% of its net assets
(including investment borrowings) in first lien senior floating rate bank loans
("Senior Loans")(1).

A Senior Loan is an advance or commitment of funds made by one or more banks or similar financial institutions to one or more corporations, partnerships or other business entities and typically pays interest at a floating or adjusting rate that is determined periodically at a designated premium above a base lending rate, such as the London Interbank Offered Rate ("LIBOR"), the Secured
Overnight Financing Rate ("SOFR"), a similar reference rate, or the prime rate offered by one or more major U.S. banks. The Fund invests primarily in Senior
Loans that are below investment grade quality at the time of investment. The
Fund invests in Senior Loans made predominantly to businesses operating in North
America, but may also invest in Senior Loans made to businesses operating outside of North America.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing
Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First
Trust" or the "Advisor"), in accordance with valuation procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The
Fund's investments are valued as follows:

      Senior Loans in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be

-----------------------------
(1)   The terms "security" and "securities" used throughout the Notes to
      Financial Statements include Senior Loans.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2023 (UNAUDITED)

      widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior
      Loans.

      Corporate bonds, corporate notes and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the Advisor's Pricing Committee, which may use the following valuation inputs when available:

            1)    benchmark yields;
            2)    reported trades;
            3)    broker/dealer quotes;
            4)    issuer spreads;
            5)    benchmark securities;
            6)    bids and offers; and
            7)    reference data including market research publications.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange
      Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and
      AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.

      Shares of open-end funds are valued based on NAV per share.

      Securities traded in an over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their last trade price.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination.
      Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1)    the credit conditions in the relevant market and changes
                  thereto;
            2)    the liquidity conditions in the relevant market and changes thereto;
            3)    the interest rate conditions in the relevant market and
                  changes thereto (such as significant changes in interest
                  rates);
            4)    issuer-specific conditions (such as significant credit
                  deterioration); and
            5)    any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing
                  Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor's Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the "1933 Act")) for which a third-party pricing service is unable to provide a market price;
securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the most recent price provided by a pricing service;
            2)    the fundamental business data relating to the borrower/issuer;
            3)    an evaluation of the forces which influence the market in
                  which these securities are purchased and sold;
            4)    the type, size and cost of a security;
            5)    the financial statements of the borrower/issuer, or the
                  financial condition of the country of issue;

                                                                         Page 23


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2023 (UNAUDITED)

            6)    the credit quality and cash flow of the borrower/issuer, or country of issue, based on the Pricing Committee's,
                  sub-adviser's or portfolio manager's analysis, as applicable, or external analysis;

            7)    the information as to any transactions in or offers for the security;

            8)    the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;

            9)    the coupon payments;

           10)    the quality, value and salability of collateral, if any,
                  securing the security;

           11)    the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or
                  affiliate and an assessment of the borrower's/issuer's
                  management;

           12)    the prospects for the borrower's/issuer's industry, and
                  multiples (of earnings and/or cash flows) being paid for
                  similar businesses in that industry;

           13)    borrower's/issuer's competitive position within the industry;

           14)    borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

           15)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2023, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

The United Kingdom's Financial Conduct Authority (the "FCA"), which regulates the London Interbank Offered Rates ("LIBOR") announced on March 5, 2021 that it intended to phase-out all LIBOR reference rates, beginning December 31, 2021.
Since that announcement, the FCA has ceased publication of all non-USD LIBOR reference rates and the 1-week and 2-month USD LIBOR reference rates as of
December 31, 2021. The remaining USD LIBOR settings will cease to be published or no longer be representative immediately after June 30, 2023. The
International Swaps and Derivatives Association, Inc. ("ISDA") confirmed that the FCA's March 5, 2021 announcement of its intention to cease providing LIBOR reference rates, constituted an index cessation event under the Interbank
Offered Rates ("IBOR") Fallbacks Supplement and the ISDA 2020 IBOR Fallbacks
Protocol for all 35 LIBOR settings and confirmed that the spread adjustment to be used in ISDA fallbacks was fixed as of the date of the announcement.

In the United States, the Alternative Reference Rates Committee (the "ARRC"), a
group of market participants convened by the Board of Governors of the Federal
Reserve System and the Federal Reserve Bank of New York in cooperation with other federal and state government agencies, has since 2014 undertaken efforts to identify

U.S. dollar reference interest rates as alternatives to LIBOR and to facilitate the mitigation of LIBOR-related risks. In June 2017, the ARRC identified the
Secured Overnight Financing Rate ("SOFR"), a broad measure of the cost of cash overnight borrowing collateralized by U.S. Treasury securities, as the preferred


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2023 (UNAUDITED)

alternative for U.S. dollar LIBOR. The Federal Reserve Bank of New York began daily publishing of SOFR in April 2018. There is no assurance that any alternative reference rate, including SOFR, will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity.

At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on the Fund or its investments.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans.
Interest income on such Senior Loans is not accrued until settlement date. The
Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed delivery or forward purchase commitments. The Fund had no when-issued, delayed-delivery, or forward purchase commitments (other than unfunded loan commitments discussed below) as of April 30, 2023.

C. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. Unfunded loan commitments are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of
Assets and Liabilities and Statement of Operations. In connection with these commitments, the Fund earns a commitment fee typically set as a percentage of the commitment amount. The commitment fees are included in "Interest" on the
Statement of Operations. As of April 30, 2023, the Fund had the following unfunded loan commitments:


                                                                                                                     UNREALIZED
                                                                  PRINCIPAL        COMMITMENT                       APPRECIATION
BORROWER                                                            VALUE            AMOUNT           VALUE        (DEPRECIATION)
-------------------------------------------------------------   --------------   --------------   --------------   --------------
athenahealth, Inc. (Minerva Merger Sub, Inc.), Term Loan        $    4,577,669   $    4,547,434   $    4,304,634   $     (242,800)
Veritext Corp. (VT TopCo, Inc.), Term Loan                              12,645           12,315           12,560              245
                                                                                 --------------   --------------   --------------
                                                                                 $    4,559,749   $    4,317,194   $     (242,555)
                                                                                 ==============   ==============   ==============


D. RESTRICTED SECURITIES

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of April 30, 2023, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust's Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security.


SECURITY                  ACQUISITION DATE      SHARES        CURRENT PRICE     CARRYING COST         VALUE         % OF NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Akorn, Inc.                  10/15/2020        249,316            $ 0.94         $ 2,858,880        $ 233,734            0.01%


E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying

                                                                         Page 25


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2023 (UNAUDITED)

treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal year ended October 31,
2022 was as follows:

Distributions paid from:
Ordinary income.................................      $   139,547,604
Capital gains...................................                   --
Return of capital...............................                   --

As of October 31, 2022, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income...................      $     1,035,608
Accumulated capital and other gain (loss).......         (173,963,056)
Net unrealized appreciation (depreciation)......         (147,293,798)

F. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2019,
2020, 2021, and 2022 remain open to federal and state audit. As of April 30,
2023, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. As of October 31, 2022, the
Fund had non-expiring capital loss carryforwards available for federal income tax purposes of $173,963,056.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2022, the Fund had no net late year ordinary or capital losses.

As of April 30, 2023, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:


                             Gross            Gross        Net Unrealized
                           Unrealized       Unrealized      Appreciation
           Tax Cost       Appreciation    (Depreciation)   (Depreciation)
        --------------   --------------   --------------   --------------
        $2,369,267,610   $    8,753,936   $  (88,859,233)  $  (80,105,297)


G. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2023 (UNAUDITED)

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and the
Advisor, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
Effective November 1, 2022, the annual unitary management fee payable by the
Fund to First Trust for these services will be reduced at certain levels of the
Fund's net assets ("breakpoints") and calculated pursuant to the schedule below:


                               Breakpoints
-------------------------------------------------------------------------
Fund net assets up to and including $2.5 billion                              0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion      0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion      0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion     0.78625%
Fund net assets greater than $10 billion                                      0.76500%


Prior to November 1, 2022, the Fund paid First Trust an annual unitary management fee equal to 0.85% of its average daily net assets. In addition, the
Fund incurs acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents the Fund's total annual operating expenses.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, target outcome fund or an index fund.

Additionally, the Lead Independent Trustee and the Chairs of the Audit
Committee, Nominating and Governance Committee and the Valuation Committee are
paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2023, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $639,250,012 and $1,275,549,358, respectively.

For the six months ended April 30, 2023, there were no in-kind transactions.

                                 5. BORROWINGS

The Trust, on behalf of the Fund, along with First Trust Exchange-Traded Fund
III and First Trust Series Fund have a $550 million Credit Agreement with The
Bank of Nova Scotia ("Scotia") as administrative agent for a group of lenders.
Prior to March 1, 2023, the commitment amount was $305 million. Scotia charges a commitment fee of 0.25% of the daily amount of the excess of the commitment

                                                                         Page 27


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2023 (UNAUDITED)

amount over the outstanding principal balance of the loans and an agency fee.
First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended April 30, 2023.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with the Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, the Fund publishes through the National Securities
Clearing Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An
Authorized Participant that wishes to effectuate a creation of the Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the
Fund's shares in return for those assets. After purchasing a Creation Unit, the
Authorized Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund's shares at or close to the
NAV per share of the Fund.

The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

The Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an
Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2024.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2023 (UNAUDITED)

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there was the following subsequent event:

On May 23, 2023, the Advisor's Pricing Committee approved changes to the
Advisor's Valuation Procedures for the First Trust Funds, including clarifications to certain pricing methodologies. These changes will be reflected in future reports' Notes to Financial Statements.

                                                                         Page 29


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2023 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2023 (UNAUDITED)

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight
Financing Rate ("SOFR") will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the

                                                                         Page 31


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2023 (UNAUDITED)

same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February
2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia,
Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the
U.S. has resumed "reasonably" normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund's portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund's shares and result in increased market volatility. During any such events, a fund's shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund's shares may widen.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

PREFERRED SECURITIES RISK. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company's capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date.
Preferred securities may also be substantially less liquid than other securities, including common stock.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2023 (UNAUDITED)

VALUATION RISK. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions
(sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots.
If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.

              NOT FDIC INSURED   NOT BANK GUARANTEED   MAY LOSE VALUE

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund and each other fund in the First Trust Fund
Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First
Trust Funds has appointed First Trust Advisors L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First
Trust Liquidity Committee (the "Liquidity Committee").

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity
Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds (including the Fund), monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

At the April 17, 2023 meeting of the Board of Trustees, as required by Rule
22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 17, 2022 through the Liquidity Committee's annual meeting held on March 23, 2023 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund, including the Fund, that is required under the
Program to have one, and any material changes to the Program.

As stated in the written report, during the review period, two funds breached the 15% limitation on illiquid investments for one day each, as a result of an unscheduled week-long closure of the stock exchange in Istanbul following devastating earthquakes in February, causing all Turkish equities to be re-classified as "illiquid" for one day. Each fund filed a Form N-RN on the day after the breach occurred, and one day later after the breach was cured. No fund with a highly liquid investment minimum breached that minimum during the reporting period. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

                                                                         Page 33

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

FIRST TRUST

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund IV

--------------------------------------------------------------------------------

First Trust Tactical High
Yield ETF (HYLS)

Semi-Annual Report
For the Six Months Ended
April 30, 2023


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2023

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust Tactical High Yield ETF; hereinafter referred to as the
"Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the
Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2023

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the First
Trust Tactical High Yield ETF (the "Fund"), which contains detailed information about the Fund for the six months ended April 30, 2023.

It pleases me to write that on May 5, 2023, the World Health Organization officially declared that the coronavirus ("COVID-19") pandemic no longer qualified as a global health emergency. While the virus officially no longer poses an immediate threat, its full impact on the world economy remains to be seen, in my opinion. Recall, if you will, those early days of the pandemic;
companies sent workers home, consumers were afraid or unwilling to leave their homes, supply chains dried up, and grocery shelves were left bare. Hoping to provide relief to their constituents and to bolster economic activity, governments across the globe funneled trillions of dollars in stimulus directly into the hands of their citizens. Unfortunately, economist Milton Friedman's age-old economic adage "there's no such thing as a free lunch" still holds. As a result of the U.S. government stimulus, gross domestic product rebounded quickly, but so did inflation.

As many investors are aware, the Federal Reserve (the "Fed") has been locked in a battle with stubbornly high inflation for several years now. Inflation, as measured by the trailing 12-month rate of change in the Consumer Price Index
("CPI"), surged from 1.4% on December 31, 2020, to 9.1% as of June 30, 2022.
Since then, the trailing rate on the CPI has come down, but remains elevated. On
April 30, 2023, the CPI stood at 4.9%, well above the Fed's goal of 2.0%.
Surging prices have not been restricted to the U.S. Headline inflation rates in each of the countries that make up the so-called Group of Ten (G-10) stand above the targets set by their central banks, according to data from Bloomberg.

From the Fed's perspective, monetary policy is the most efficient means to combat rising prices. From December 31, 2020 through May 3, 2023, the Fed increased the Federal Funds target rate (upper bound) a total of ten times, raising the rate from 0.25% to 5.25%. As mentioned, tighter monetary policy resulted in a decrease in the CPI, but there have been casualties in the Fed's battle with rising prices. The most recent banking turmoil is one example.
Another is the spike in mortgage rates. According to Bankrate, the national average for a 30-year mortgage stood at just 2.87% on December 31, 2020. As of
May 1, 2023, the average 30-year mortgage rate had surged to 6.88%. Not all the news is negative, however. Driven by a strong U.S. labor market, consumer spending remained robust in April 2023. Notably, American corporations added
253,000 jobs during the month, and the unemployment rate stood at a 53-year low.
Bob Carey, Chief Market Strategist at First Trust, recently summed up the current situation, noting that "we're not out of the woods yet." That said, even the most difficult situations don't last forever. In my opinion, like the
COVID-19 pandemic, inflation, and the tighter monetary policy it ushered in, will pass with time.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

The First Trust Tactical High Yield ETF's (the "Fund") investment objective is to provide current income. The Fund's secondary investment objective is to provide capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in high yield debt securities that are rated below investment grade at the time of purchase or unrated securities deemed by the Fund's advisor to be of comparable quality.
Below investment grade securities are those that, at the time of purchase, are rated lower than "BBB-" by S&P Global Ratings, or lower than "Baa3" by Moody's
Investors Service, Inc., or comparably rated by another nationally recognized statistical rating organization. High yield debt securities that are rated below investment grade are commonly referred to as "junk" debt. Such securities may include U.S. and non-U.S. corporate debt obligations, bank loans and convertible bonds. For purposes of determining whether a security is below investment grade, the lowest available rating will be considered. The Fund may invest in non-income producing securities including Distressed Securities (defined below)
and common stocks. Companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations or financial restructurings are referred to herein as "Distressed Securities." The Fund invests no more than 15% of its net assets in Distressed Securities, as determined at the time of investment. The Fund may, under normal market conditions, invest up to 40% of its net assets (including investment borrowings)
in bank loans; however the Fund invests no more than 15% of its net assets
(including investment borrowings) in loans other than first lien senior secured floating rate bank loans. The Fund may invest in listed and over-the-counter derivatives to the extent permitted by the listing rules of the Nasdaq Stock
Market LLC. The Fund may use certain credit derivatives to take on additional credit risk and obtain exposure to the high yield debt market, including utilizing credit default swap indices ("CDX"). The Fund may not be appropriate for all investors.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                    AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                              6 Months   1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                               Ended      Ended     Ended     Ended     (2/25/13)     Ended     Ended     (2/25/13)
                                              4/30/23    4/30/23   4/30/23   4/30/23    to 4/30/23   4/30/23   4/30/23    to 4/30/23
FUND PERFORMANCE
NAV*                                           4.06%     -2.56%     2.17%     3.15%       3.50%      11.33%     36.42%      41.92%
Market Price                                   4.32%     -1.97%     2.19%     3.15%       3.50%      11.46%     36.42%      41.95%

INDEX PERFORMANCE
ICE BofA US High Yield
   Constrained Index                           5.84%      1.01%     3.09%     3.93%       4.17%      16.44%     46.98%      51.51%
------------------------------------------------------------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of the shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

*     On January 3, 2023, the fair value methodology used to value the senior loan investments held by the Fund was changed. Prior to that date, the senior loans were valued using the bid side price provided by a pricing service. After such date, the senior loans were valued using the midpoint between the bid and ask price provided by a pricing service. The change in the Fund's fair value methodology on January 3, 2023, resulted in a one-time increase in the Fund's net asset value of approximately $0.035 per share on that date, which represented a positive impact on the Fund's performance of 0.09%. Without the change to the pricing methodology, the performance of the Fund on a NAV basis would have been 3.93%, -2.65%,
      2.15%, 3.14%, 3.49%, 11.23%, 36.29%, and 41.79%, in the six-months, one-year, five-year average annual, 10-year average annual, since inception average annual, five-year cumulative, ten-year cumulative and since inception cumulative periods ended April 30, 2023, respectively.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

-----------------------------------------------------------
                                     % OF TOTAL LONG-TERM
INDUSTRY CLASSIFICATION                 INVESTMENTS(1)
-----------------------------------------------------------
Insurance                                    16.1%
Media                                        16.0
Software                                     15.5
Health Care Providers & Services              8.7
Hotels, Restaurants & Leisure                 5.8
Health Care Technology                        5.6
Containers & Packaging                        4.5
Diversified Telecommunication Services        2.8
Trading Companies & Distributors              2.3
Building Products                             1.9
Health Care Equipment & Supplies              1.5
IT Services                                   1.5
Capital Markets                               1.4
Interactive Media & Services                  1.4
Commercial Services & Supplies                1.3
Banks                                         1.3
Electric Utilities                            1.2
Food Products                                 1.0
Wireless Telecommunication Services           0.9
Construction & Engineering                    0.9
Diversified Financial Services                0.8
Life Sciences Tools & Services                0.8
Professional Services                         0.7
Specialty Retail                              0.7
Independent Power and Renewable
   Electricity Producers                      0.6
Automobiles                                   0.6
Entertainment                                 0.5
Diversified Consumer Services                 0.5
Electronic Equipment, Instruments &
   Components                                 0.5
Pharmaceuticals                               0.4
Machinery                                     0.4
Aerospace & Defense                           0.3
Auto Components                               0.3
Consumer Finance                              0.3
Construction Materials                        0.2
Household Products                            0.2
Real Estate Management & Development          0.1
Chemicals                                     0.1
Food & Staples Retailing                      0.1
Semiconductors & Semiconductor
   Equipment                                  0.1
Electrical Equipment                          0.1
Personal Products                             0.1
Education Services                            0.0*
                                           -------
   Total                                    100.0%
                                           =======
* Amount is less than 0.1%.

-----------------------------------------------------------
                                     % OF TOTAL LONG-TERM
ASSET CLASSIFICATION                    INVESTMENTS(1)
-----------------------------------------------------------
Corporate Bonds                              79.4%
Senior Floating-Rate Loan Interests          11.7
Foreign Corporate Bonds                       8.9
Common Stock                                  0.0*
Warrants                                      0.0*
Rights                                        0.0*
                                           -------
   Total                                    100.0%
                                           =======

-----------------------------------------------------------
                                    % OF SENIOR LOANS AND
CREDIT QUALITY (S&P RATINGS)(2)    OTHER DEBT SECURITIES(1)
-----------------------------------------------------------
A+                                            0.4%
A-                                            0.9
BBB+                                          1.1
BBB                                           2.4
BBB-                                          3.6
BB+                                           7.3
BB                                            3.4
BB-                                          10.8
B+                                           14.6
B                                            11.5
B-                                           16.8
CCC+                                         23.2
CCC                                           3.2
CCC-                                          0.2
NR                                            0.6
                                           -------
   Total                                     100.0%
                                           =======

-----------------------------------------------------------
                                     % OF TOTAL LONG-TERM
TOP 10 ISSUERS                          INVESTMENTS(1)
-----------------------------------------------------------
Charter Communications Operating, LLC         4.1%
AssuredPartners, Inc.                         4.0
Verscend Technologies, Inc. (Cotiviti)        3.9
Alliant Holdings Intermediate LLC /
   Alliant Holdings Co-Issuer                 3.7
HUB International Ltd.                        3.6
AmWINS Group, Inc.                            3.3
Nexstar Media, Inc.                           3.3
Internet Brands, Inc. (Web MD/MH Sub I,
   LLC)                                       2.9
SS&C Technologies, Inc.                       2.7
Gray Television, Inc.                         2.4
                                           -------
   Total                                     33.9%
                                           =======

(1)   Percentages are based on the long positions only. Money market funds and short positions are excluded.

(2)   The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization
      (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA
      (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)


              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                   FEBRUARY 25, 2013 - APRIL 30, 2023

            First Trust Tactical        ICE BofA US High
               High Yield ETF        Yield Constrained Index
2/25/13           $10,000                    $10,000
4/30/13            10,403                     10,308
10/31/13           10,676                     10,458
4/30/14            11,167                     10,956
10/31/14           11,285                     11,070
4/30/15            11,493                     11,238
10/31/15           11,376                     10,845
4/30/16            11,519                     11,089
10/31/16           11,933                     11,950
4/30/17            12,431                     12,602
10/31/17           12,744                     13,042
4/30/18            12,748                     13,012
10/31/18           12,948                     13,155
4/30/19            13,650                     13,885
10/31/19           13,970                     14,250
4/30/20            13,284                     13,153
10/31/20           14,378                     14,597
4/30/21            15,267                     15,784
10/31/21           15,421                     16,164
4/30/22            14,565                     14,999
10/31/22           13,638                     14,315
4/30/23            14,192                     15,151


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2023 (UNAUDITED)

                                    ADVISOR

The First Trust Advisors L.P. ("First Trust") Leveraged Finance Team is
comprised of 16 experienced investment professionals specializing in below investment grade securities. The team is comprised of portfolio management, research, trading and operations personnel. As of April 30, 2023, the First
Trust Leveraged Finance Team managed or supervised approximately $5.7 billion in senior secured bank loans and high-yield bonds. These assets are managed across various strategies, including two closed-end funds, an open-end fund, and four exchange-traded funds on behalf of retail and institutional clients.

                           PORTFOLIO MANAGEMENT TEAM

WILLIAM HOUSEY, CFA - MANAGING DIRECTOR OF FIXED INCOME AND SENIOR PORTFOLIO
   MANAGER
JEFFREY SCOTT, CFA - SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER

The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. Mr. Housey has served as a part of the portfolio management team of the Fund since 2013, while Mr. Scott has served as part of the portfolio management team of the Fund since 2020.

                                                                          Page 5


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2023 (UNAUDITED)

As a shareholder of First Trust Tactical High Yield ETF (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other
Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2023.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------------------------
                                                                                        ANNUALIZED
                                                                                       EXPENSE RATIO    EXPENSES PAID
                                                    BEGINNING            ENDING        BASED ON THE      DURING THE
                                                  ACCOUNT VALUE      ACCOUNT VALUE       SIX-MONTH        SIX-MONTH
                                                 NOVEMBER 1, 2022    APRIL 30, 2023       PERIOD         PERIOD (a)
---------------------------------------------------------------------------------------------------------------------
FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
Actual                                              $1,000.00          $1,040.60           0.99%            $5.01
Hypothetical (5% return before expenses)            $1,000.00          $1,019.89           0.99%            $4.96


(a)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (November 1,
      2022 through April 30, 2023), multiplied by 181/365 (to reflect the six-month period).


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS AND NOTES -- 75.0%

                  AEROSPACE & DEFENSE -- 0.3%
$        342,000  Booz Allen Hamilton, Inc. (a)...................................      3.88%        09/01/28    $       313,723
       3,412,000  TransDigm, Inc. (a).............................................      6.25%        03/15/26          3,433,469
       1,333,000  TransDigm, Inc. (a).............................................      6.75%        08/15/28          1,355,382
                                                                                                                 ---------------
                                                                                                                       5,102,574
                                                                                                                 ---------------
                  AGRICULTURAL PRODUCTS -- 0.1%
       1,877,000  Lamb Weston Holdings, Inc. (a)..................................      4.88%        05/15/28          1,843,674
                                                                                                                 ---------------
                  ALTERNATIVE CARRIERS -- 0.1%
       2,000,000  Level 3 Financing, Inc. (a).....................................      4.25%        07/01/28          1,168,192
       2,000,000  Level 3 Financing, Inc. (a).....................................      3.63%        01/15/29          1,120,349
                                                                                                                 ---------------
                                                                                                                       2,288,541
                                                                                                                 ---------------
                  APPAREL RETAIL -- 0.6%
       8,080,000  Nordstrom, Inc..................................................      4.00%        03/15/27          6,953,969
       2,854,000  Nordstrom, Inc..................................................      4.38%        04/01/30          2,235,852
                                                                                                                 ---------------
                                                                                                                       9,189,821
                                                                                                                 ---------------
                  APPLICATION SOFTWARE -- 1.3%
      13,254,000  GoTo Group, Inc. (a)............................................      5.50%        09/01/27          7,475,322
      12,000,000  McAfee Corp. (a)................................................      7.38%        02/15/30          9,972,772
       3,487,000  Open Text Holdings, Inc. (a)....................................      4.13%        12/01/31          2,889,963
                                                                                                                 ---------------
                                                                                                                      20,338,057
                                                                                                                 ---------------
                  AUTOMOBILE MANUFACTURERS -- 0.6%
       6,631,000  Ford Motor Co...................................................      9.63%        04/22/30          7,719,412
         500,000  Ford Motor Credit Co. LLC.......................................      5.13%        06/16/25            487,482
         250,000  General Motors Co...............................................      6.60%        04/01/36            257,272
         667,000  Penske Automotive Group, Inc....................................      3.50%        09/01/25            638,114
                                                                                                                 ---------------
                                                                                                                       9,102,280
                                                                                                                 ---------------
                  AUTOMOTIVE RETAIL -- 0.0%
         167,000  Group 1 Automotive, Inc. (a)....................................      4.00%        08/15/28            148,353
         250,000  Lithia Motors, Inc. (a).........................................      3.88%        06/01/29            216,759
                                                                                                                 ---------------
                                                                                                                         365,112
                                                                                                                 ---------------
                  BROADCASTING -- 9.0%
      28,294,000  Gray Television, Inc. (a).......................................      5.88%        07/15/26         24,080,921
      12,429,000  Gray Television, Inc. (a).......................................      7.00%        05/15/27         10,081,732
       3,591,000  Gray Television, Inc. (a).......................................      4.75%        10/15/30          2,323,431
      28,936,000  iHeartCommunications, Inc.......................................      8.38%        05/01/27         19,121,965
      40,562,000  Nexstar Media, Inc. (a).........................................      5.63%        07/15/27         38,137,001
      13,255,000  Nexstar Media, Inc. (a).........................................      4.75%        11/01/28         11,663,297
       1,389,000  Scripps Escrow II, Inc. (a).....................................      3.88%        01/15/29          1,081,055
       8,355,000  Scripps Escrow, Inc. (a)........................................      5.88%        07/15/27          6,002,734
      15,319,000  Sinclair Television Group, Inc. (a).............................      5.13%        02/15/27         13,170,490
       5,000,000  Sinclair Television Group, Inc. (a).............................      5.50%        03/01/30          3,867,600
       1,000,000  Sinclair Television Group, Inc. (a).............................      4.13%        12/01/30            796,420
         509,000  Sirius XM Radio, Inc. (a).......................................      3.13%        09/01/26            456,079
         857,000  Sirius XM Radio, Inc. (a).......................................      5.50%        07/01/29            764,342
       2,000,000  Sirius XM Radio, Inc. (a).......................................      4.13%        07/01/30          1,606,415
       5,000,000  Sirius XM Radio, Inc. (a).......................................      3.88%        09/01/31          3,783,955
       4,998,000  Univision Communications, Inc. (a)..............................      5.13%        02/15/25          4,927,828
                                                                                                                 ---------------
                                                                                                                     141,865,265
                                                                                                                 ---------------


                        See Notes to Financial Statements                 Page 7


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  BUILDING PRODUCTS -- 0.5%
$      1,000,000  American Builders & Contractors Supply Co., Inc. (a)............      4.00%        01/15/28    $       917,337
         500,000  American Builders & Contractors Supply Co., Inc. (a)............      3.88%        11/15/29            431,418
         100,000  Beacon Roofing Supply, Inc. (a).................................      4.13%        05/15/29             87,588
         100,000  Builders FirstSource, Inc. (a)..................................      4.25%        02/01/32             87,734
       1,392,000  Standard Industries, Inc. (a)...................................      5.00%        02/15/27          1,333,368
       1,426,000  Standard Industries, Inc. (a)...................................      4.75%        01/15/28          1,335,116
       2,492,000  Standard Industries, Inc. (a)...................................      4.38%        07/15/30          2,154,044
       1,000,000  Standard Industries, Inc. (a)...................................      3.38%        01/15/31            792,536
       1,000,000  TopBuild Corp. (a)..............................................      3.63%        03/15/29            864,128
                                                                                                                 ---------------
                                                                                                                       8,003,269
                                                                                                                 ---------------
                  CABLE & SATELLITE -- 6.2%
       1,000,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a)...............      5.50%        05/01/26            983,061
       2,828,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a)...............      5.13%        05/01/27          2,672,713
       4,738,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a)...............      5.00%        02/01/28          4,387,708
      23,466,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a)...............      5.38%        06/01/29         21,548,075
      20,653,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a)...............      4.75%        03/01/30         17,798,056
       9,707,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a)...............      4.50%        08/15/30          8,161,641
       2,445,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a)...............      4.25%        02/01/31          2,005,183
       3,456,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a)...............      7.38%        03/01/31          3,388,897
       1,000,000  CCO Holdings LLC / CCO Holdings Capital Corp....................      4.50%        05/01/32            801,814
         819,000  CSC Holdings LLC (a)............................................      5.50%        04/15/27            701,381
      13,619,000  CSC Holdings LLC (a)............................................      7.50%        04/01/28          8,528,497
       1,481,000  CSC Holdings LLC (a)............................................     11.25%        05/15/28          1,477,416
      42,608,000  CSC Holdings LLC (a)............................................      5.75%        01/15/30         21,783,084
       4,167,000  CSC Holdings LLC (a)............................................      4.63%        12/01/30          2,038,235
       1,000,000  CSC Holdings LLC (a)............................................      5.00%        11/15/31            480,860
         357,000  Directv Financing LLC / Directv Financing Co-Obligor,
                     Inc. (a).....................................................      5.88%        08/15/27            313,685
                                                                                                                 ---------------
                                                                                                                      97,070,306
                                                                                                                 ---------------
                  CASINOS & GAMING -- 2.6%
         500,000  Boyd Gaming Corp................................................      4.75%        12/01/27            482,992
       6,062,000  Boyd Gaming Corp. (a)...........................................      4.75%        06/15/31          5,555,741
       1,426,000  Caesars Entertainment, Inc. (a).................................      8.13%        07/01/27          1,456,263
       5,662,000  Caesars Entertainment, Inc. (a).................................      4.63%        10/15/29          4,972,341
         173,000  Caesars Entertainment, Inc. (a).................................      7.00%        02/15/30            174,700
         179,000  CDI Escrow Issuer, Inc. (a).....................................      5.75%        04/01/30            172,758
      19,458,000  Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
                     Inc. (a).....................................................      6.75%        01/15/30         15,780,262
         430,000  MGM Resorts International.......................................      6.75%        05/01/25            434,569
       2,440,000  MGM Resorts International.......................................      5.75%        06/15/25          2,436,491
         716,000  Scientific Games Holdings L.P. / Scientific Games US FinCo,
                     Inc. (a).....................................................      6.63%        03/01/30            635,901
       3,903,000  Station Casinos LLC (a).........................................      4.50%        02/15/28          3,593,180
       5,952,000  VICI Properties L.P. / VICI Note Co., Inc. (a)..................      4.25%        12/01/26          5,678,787
         140,000  VICI Properties L.P. / VICI Note Co., Inc. (a)..................      3.75%        02/15/27            131,018
         100,000  VICI Properties L.P. / VICI Note Co., Inc. (a)..................      3.88%        02/15/29             89,953
                                                                                                                 ---------------
                                                                                                                      41,594,956
                                                                                                                 ---------------


Page 8                  See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  COMMERCIAL PRINTING -- 0.1%
$        629,000  LABL, Inc. (a)..................................................     10.50%        07/15/27    $       598,466
       1,388,000  LABL, Inc. (a)..................................................      9.50%        11/01/28          1,430,598
                                                                                                                 ---------------
                                                                                                                       2,029,064
                                                                                                                 ---------------
                  CONSTRUCTION & ENGINEERING -- 0.8%
         500,000  Atkore, Inc. (a)................................................      4.25%        06/01/31            440,705
      13,490,000  Pike Corp. (a)..................................................      5.50%        09/01/28         12,252,967
                                                                                                                 ---------------
                                                                                                                      12,693,672
                                                                                                                 ---------------
                  CONSTRUCTION MATERIALS -- 0.2%
         176,000  GYP Holdings III Corp. (a)......................................      4.63%        05/01/29            155,528
       3,623,000  Summit Materials LLC / Summit Materials Finance Corp. (a).......      5.25%        01/15/29          3,448,009
                                                                                                                 ---------------
                                                                                                                       3,603,537
                                                                                                                 ---------------
                  CONSUMER FINANCE -- 0.3%
       1,889,000  Black Knight InfoServ LLC (a)...................................      3.63%        09/01/28          1,709,545
       3,000,000  FirstCash, Inc. (a).............................................      4.63%        09/01/28          2,745,780
                                                                                                                 ---------------
                                                                                                                       4,455,325
                                                                                                                 ---------------
                  DATA PROCESSING & OUTSOURCED SERVICES -- 0.0%
         500,000  Block, Inc......................................................      2.75%        06/01/26            453,068
         250,000  Block, Inc......................................................      3.50%        06/01/31            203,939
                                                                                                                 ---------------
                                                                                                                         657,007
                                                                                                                 ---------------
                  DIVERSIFIED BANKS -- 1.2%
       4,000,000  Bank of America Corp............................................      6.11%        01/29/37          4,293,274
       1,000,000  Bank of America Corp. (b).......................................      4.24%        04/24/38            897,589
       3,000,000  Bank of America Corp., Medium-Term Note.........................      5.88%        02/07/42          3,236,608
         500,000  Bank of America Corp., Medium-Term Note (b).....................      4.08%        03/20/51            420,286
       2,000,000  JPMorgan Chase & Co. (b)........................................      5.72%        09/14/33          2,066,370
       4,000,000  JPMorgan Chase & Co.............................................      6.40%        05/15/38          4,528,969
       1,000,000  JPMorgan Chase & Co.............................................      5.60%        07/15/41          1,044,629
       1,000,000  JPMorgan Chase & Co.............................................      5.40%        01/06/42          1,033,775
       1,000,000  JPMorgan Chase & Co.............................................      5.63%        08/16/43          1,044,145
         500,000  Wells Fargo & Co., Medium-Term Note (b).........................      5.01%        04/04/51            473,960
         250,000  Wells Fargo Bank NA.............................................      6.60%        01/15/38            280,201
                                                                                                                 ---------------
                                                                                                                      19,319,806
                                                                                                                 ---------------
                  DIVERSIFIED SUPPORT SERVICES -- 0.1%
         700,000  Ritchie Bros Holdings, Inc. (a).................................      6.75%        03/15/28            725,375
         700,000  Ritchie Bros Holdings, Inc. (a).................................      7.75%        03/15/31            744,625
                                                                                                                 ---------------
                                                                                                                       1,470,000
                                                                                                                 ---------------
                  ELECTRIC UTILITIES -- 1.2%
      11,077,000  PG&E Corp.......................................................      5.00%        07/01/28         10,438,056
       5,000,000  Vistra Operations Co. LLC (a)...................................      5.63%        02/15/27          4,884,639
       3,189,000  Vistra Operations Co. LLC (a)...................................      5.00%        07/31/27          3,035,693
                                                                                                                 ---------------
                                                                                                                      18,358,388
                                                                                                                 ---------------
                  ELECTRICAL COMPONENTS & EQUIPMENT -- 0.0%
         667,000  Sensata Technologies, Inc. (a)..................................      3.75%        02/15/31            580,182
                                                                                                                 ---------------
                  ENVIRONMENTAL & FACILITIES SERVICES -- 0.1%
       2,093,000  Waste Pro USA, Inc. (a).........................................      5.50%        02/15/26          1,948,108
                                                                                                                 ---------------


                        See Notes to Financial Statements                 Page 9


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  FERTILIZERS & AGRICULTURAL CHEMICALS -- 0.1%
$        250,000  Scotts Miracle-Gro (The) Co.....................................      4.50%        10/15/29    $       216,703
       1,000,000  Scotts Miracle-Gro (The) Co.....................................      4.00%        04/01/31            808,915
                                                                                                                 ---------------
                                                                                                                       1,025,618
                                                                                                                 ---------------
                  FINANCIAL EXCHANGES & DATA -- 0.3%
         750,000  MSCI, Inc. (a)..................................................      4.00%        11/15/29            676,661
       4,885,000  MSCI, Inc. (a)..................................................      3.25%        08/15/33          3,973,679
                                                                                                                 ---------------
                                                                                                                       4,650,340
                                                                                                                 ---------------
                  FOOD DISTRIBUTORS -- 0.1%
       1,397,000  US Foods, Inc. (a)..............................................      4.75%        02/15/29          1,300,736
                                                                                                                 ---------------
                  HEALTH CARE EQUIPMENT -- 0.0%
         300,000  Teleflex, Inc. (a)..............................................      4.25%        06/01/28            281,637
                                                                                                                 ---------------
                  HEALTH CARE FACILITIES -- 4.6%
       1,000,000  Acadia Healthcare Co., Inc. (a).................................      5.50%        07/01/28            966,627
       1,290,000  Acadia Healthcare Co., Inc. (a).................................      5.00%        04/15/29          1,222,352
       2,284,000  Encompass Health Corp...........................................      5.75%        09/15/25          2,281,511
       1,300,000  Encompass Health Corp...........................................      4.50%        02/01/28          1,227,500
       1,362,000  Encompass Health Corp...........................................      4.75%        02/01/30          1,257,674
       3,840,000  HCA, Inc........................................................      5.88%        02/15/26          3,901,187
       1,324,000  HCA, Inc........................................................      5.38%        09/01/26          1,334,340
       3,000,000  HCA, Inc........................................................      3.50%        09/01/30          2,701,827
       1,000,000  HCA, Inc........................................................      5.13%        06/15/39            941,240
       2,000,000  HCA, Inc........................................................      5.25%        06/15/49          1,813,446
      26,514,000  Select Medical Corp. (a)........................................      6.25%        08/15/26         25,998,011
       5,225,000  Tenet Healthcare Corp...........................................      4.88%        01/01/26          5,153,318
       9,689,000  Tenet Healthcare Corp...........................................      5.13%        11/01/27          9,413,015
       2,600,000  Tenet Healthcare Corp...........................................      4.63%        06/15/28          2,466,770
      11,797,000  Tenet Healthcare Corp...........................................      6.13%        10/01/28         11,459,704
                                                                                                                 ---------------
                                                                                                                      72,138,522
                                                                                                                 ---------------
                  HEALTH CARE SERVICES -- 2.5%
       1,000,000  Cigna Group (The)...............................................      6.13%        11/15/41          1,097,667
         500,000  Cigna Group (The)...............................................      4.90%        12/15/48            470,627
      24,415,000  DaVita, Inc. (a)................................................      4.63%        06/01/30         21,289,123
         908,000  DaVita, Inc. (a)................................................      3.75%        02/15/31            732,006
      25,976,000  Global Medical Response, Inc. (a)...............................      6.50%        10/01/25         16,002,904
         100,000  Service Corp. International.....................................      3.38%        08/15/30             84,829
                                                                                                                 ---------------
                                                                                                                      39,677,156
                                                                                                                 ---------------
                  HEALTH CARE SUPPLIES -- 1.4%
         200,000  180 Medical, Inc. (a)...........................................      3.88%        10/15/29            178,319
      13,953,000  Medline Borrower L.P. (a).......................................      3.88%        04/01/29         12,220,780
      10,908,000  Medline Borrower L.P. (a).......................................      5.25%        10/01/29          9,445,762
         770,000  Owens & Minor, Inc. (a).........................................      4.50%        03/31/29            618,418
                                                                                                                 ---------------
                                                                                                                      22,463,279
                                                                                                                 ---------------
                  HEALTH CARE TECHNOLOGY -- 3.0%
      15,722,000  AthenaHealth Group, Inc. (a)....................................      6.50%        02/15/30         12,928,334
       4,503,000  HealthEquity, Inc. (a)..........................................      4.50%        10/01/29          4,032,212
      30,258,000  Verscend Escrow Corp. (a).......................................      9.75%        08/15/26         30,576,284
                                                                                                                 ---------------
                                                                                                                      47,536,830
                                                                                                                 ---------------


Page 10                 See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  HOTELS, RESORTS & CRUISE LINES -- 0.1%
$        711,000  Wyndham Hotels & Resorts, Inc. (a)..............................      4.38%        08/15/28    $       661,806
         125,000  XHR L.P. (a)....................................................      4.88%        06/01/29            108,601
                                                                                                                 ---------------
                                                                                                                         770,407
                                                                                                                 ---------------
                  HOUSEHOLD PRODUCTS -- 0.2%
       2,154,000  Energizer Holdings, Inc. (a)....................................      6.50%        12/31/27          2,103,266
       1,350,000  Energizer Holdings, Inc. (a)....................................      4.38%        03/31/29          1,181,702
                                                                                                                 ---------------
                                                                                                                       3,284,968
                                                                                                                 ---------------
                  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.6%
      10,427,000  Calpine Corp. (a)...............................................      5.13%        03/15/28          9,645,121
                                                                                                                 ---------------
                  INDUSTRIAL MACHINERY -- 0.4%
       5,573,000  Gates Global LLC / Gates Corp. (a)..............................      6.25%        01/15/26          5,524,292
                                                                                                                 ---------------
                  INSURANCE BROKERS -- 15.2%
      38,556,000  Alliant Holdings Intermediate LLC / Alliant Holdings
                     Co-Issuer (a)................................................      6.75%        10/15/27         36,042,477
      17,412,000  Alliant Holdings Intermediate LLC / Alliant Holdings
                     Co-Issuer (a)................................................      6.75%        04/15/28         17,408,894
       1,790,000  Alliant Holdings Intermediate LLC / Alliant Holdings
                     Co-Issuer (a)................................................      5.88%        11/01/29          1,545,744
      54,652,000  AmWINS Group, Inc. (a)..........................................      4.88%        06/30/29         49,641,866
       2,000,000  Arthur J Gallagher & Co.........................................      5.50%        03/02/33          2,069,446
       3,000,000  Arthur J Gallagher & Co.........................................      5.75%        03/02/53          3,086,366
      25,001,000  AssuredPartners, Inc. (a).......................................      7.00%        08/15/25         24,781,366
      36,774,000  AssuredPartners, Inc. (a).......................................      5.63%        01/15/29         31,869,741
       8,120,000  BroadStreet Partners, Inc. (a)..................................      5.88%        04/15/29          7,051,628
       3,761,000  GTCR AP Finance, Inc. (a).......................................      8.00%        05/15/27          3,681,116
      46,507,000  HUB International Ltd. (a)......................................      7.00%        05/01/26         46,360,698
       8,230,000  HUB International Ltd. (a)......................................      5.63%        12/01/29          7,332,354
       8,855,000  Ryan Specialty Group LLC (a)....................................      4.38%        02/01/30          7,947,363
         535,000  USI, Inc. (a)...................................................      6.88%        05/01/25            530,226
                                                                                                                 ---------------
                                                                                                                     239,349,285
                                                                                                                 ---------------
                  INTEGRATED TELECOMMUNICATION SERVICES -- 1.2%
         500,000  Ciena Corp. (a).................................................      4.00%        01/31/30            439,814
       1,910,000  Zayo Group Holdings, Inc. (a)...................................      4.00%        03/01/27          1,448,214
      25,891,000  Zayo Group Holdings, Inc. (a)...................................      6.13%        03/01/28         16,578,170
                                                                                                                 ---------------
                                                                                                                      18,466,198
                                                                                                                 ---------------
                  INTERACTIVE MEDIA & SERVICES -- 1.3%
         500,000  Match Group Holdings II LLC (a).................................      4.63%        06/01/28            461,890
      20,909,000  Cars.com, Inc. (a)..............................................      6.38%        11/01/28         19,721,810
                                                                                                                 ---------------
                                                                                                                      20,183,700
                                                                                                                 ---------------
                  INTERNET SERVICES & INFRASTRUCTURE -- 0.6%
       5,500,000  Go Daddy Operating Co. LLC / GD Finance Co., Inc. (a)...........      5.25%        12/01/27          5,290,340
       4,891,000  Go Daddy Operating Co. LLC / GD Finance Co., Inc. (a)...........      3.50%        03/01/29          4,243,011
                                                                                                                 ---------------
                                                                                                                       9,533,351
                                                                                                                 ---------------
                  INVESTMENT BANKING & BROKERAGE -- 0.6%
       6,000,000  Goldman Sachs Group, (The), Inc.................................      6.75%        10/01/37          6,575,053
       1,500,000  Goldman Sachs Group, (The), Inc.................................      6.25%        02/01/41          1,657,725
       1,455,000  LPL Holdings, Inc. (a)..........................................      4.63%        11/15/27          1,376,168


                        See Notes to Financial Statements                Page 11


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  INVESTMENT BANKING & BROKERAGE (CONTINUED)
$        250,000  Morgan Stanley..................................................      6.38%        07/24/42    $       283,450
         250,000  Morgan Stanley, Global Medium-Term Note (b).....................      5.60%        03/24/51            265,069
                                                                                                                 ---------------
                                                                                                                      10,157,465
                                                                                                                 ---------------
                  IT CONSULTING & OTHER SERVICES -- 0.0%
         250,000  Gartner, Inc. (a)...............................................      4.50%        07/01/28            235,371
         250,000  Gartner, Inc. (a)...............................................      3.75%        10/01/30            218,591
                                                                                                                 ---------------
                                                                                                                         453,962
                                                                                                                 ---------------
                  LEISURE FACILITIES -- 0.1%
         250,000  Cedar Fair L.P..................................................      5.25%        07/15/29            232,787
         850,000  Cedar Fair L.P. / Canada's Wonderland Co. / Magnum
                     Management Corp. / Millennium Op.............................      5.38%        04/15/27            815,128
         717,000  SeaWorld Parks & Entertainment, Inc. (a)........................      5.25%        08/15/29            645,967
                                                                                                                 ---------------
                                                                                                                       1,693,882
                                                                                                                 ---------------
                  MANAGED HEALTH CARE -- 1.2%
       5,269,000  Centene Corp....................................................      4.25%        12/15/27          5,039,904
       1,000,000  Molina Healthcare, Inc. (a).....................................      4.38%        06/15/28            938,663
         100,000  Molina Healthcare, Inc. (a).....................................      3.88%        11/15/30             88,303
       6,523,000  MPH Acquisition Holdings LLC (a)................................      5.50%        09/01/28          4,993,033
       1,995,000  MPH Acquisition Holdings LLC (a)................................      5.75%        11/01/28          1,263,698
       1,000,000  UnitedHealth Group, Inc.........................................      6.50%        06/15/37          1,163,108
       1,000,000  UnitedHealth Group, Inc.........................................      6.63%        11/15/37          1,181,350
       2,000,000  UnitedHealth Group, Inc.........................................      6.88%        02/15/38          2,434,765
       1,000,000  UnitedHealth Group, Inc.........................................      5.70%        10/15/40          1,084,345
                                                                                                                 ---------------
                                                                                                                      18,187,169
                                                                                                                 ---------------
                  METAL & GLASS CONTAINERS -- 1.4%
         697,000  Ball Corp.......................................................      6.88%        03/15/28            725,531
      10,648,000  Ball Corp.......................................................      2.88%        08/15/30          8,930,249
       3,864,000  Berry Global, Inc. (a)..........................................      4.50%        02/15/26          3,749,878
         981,000  Berry Global, Inc. (a)..........................................      5.63%        07/15/27            967,669
         175,000  Crown Americas LLC..............................................      5.25%        04/01/30            170,425
       6,050,000  Owens-Brockway Glass Container, Inc. (a)........................      6.38%        08/15/25          6,171,000
       2,200,000  Silgan Holdings, Inc............................................      4.13%        02/01/28          2,059,343
                                                                                                                 ---------------
                                                                                                                      22,774,095
                                                                                                                 ---------------
                  MOVIES & ENTERTAINMENT -- 0.5%
       5,494,000  Live Nation Entertainment, Inc. (a).............................      5.63%        03/15/26          5,352,175
         523,000  Live Nation Entertainment, Inc. (a).............................      6.50%        05/15/27            529,580
       2,606,000  WMG Acquisition Corp. (a).......................................      3.00%        02/15/31          2,135,727
                                                                                                                 ---------------
                                                                                                                       8,017,482
                                                                                                                 ---------------
                  PACKAGED FOODS & MEATS -- 0.8%
       2,000,000  Kraft Heinz Foods Co............................................      6.88%        01/26/39          2,288,163
       2,000,000  Kraft Heinz Foods Co. (a).......................................      7.13%        08/01/39          2,291,841
         500,000  Kraft Heinz Foods Co............................................      5.20%        07/15/45            485,143
         500,000  Kraft Heinz Foods Co............................................      4.38%        06/01/46            438,001
         750,000  Performance Food Group, Inc. (a)................................      5.50%        10/15/27            735,785
       2,116,000  Post Holdings, Inc. (a).........................................      5.75%        03/01/27          2,106,281
       4,434,000  Post Holdings, Inc. (a).........................................      5.63%        01/15/28          4,338,763
                                                                                                                 ---------------
                                                                                                                      12,683,977
                                                                                                                 ---------------


Page 12                 See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  PAPER PACKAGING -- 2.7%
$     30,696,000  Graham Packaging Co., Inc. (a)..................................      7.13%        08/15/28    $    26,744,530
       2,000,000  Graphic Packaging International LLC (a).........................      3.50%        03/15/28          1,815,082
       1,000,000  Graphic Packaging International LLC (a).........................      3.50%        03/01/29            889,437
      11,095,000  Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group
                     Issuer LLC (a)...............................................      4.00%        10/15/27          9,999,424
         420,000  Pactiv LLC......................................................      7.95%        12/15/25            420,995
         376,000  Sealed Air Corp. (a)............................................      5.50%        09/15/25            376,816
       1,383,000  Sealed Air Corp. (a)............................................      6.13%        02/01/28          1,405,150
       1,434,000  Sealed Air Corp. (a)............................................      5.00%        04/15/29          1,375,988
                                                                                                                 ---------------
                                                                                                                      43,027,422
                                                                                                                 ---------------
                  PERSONAL PRODUCTS -- 0.1%
         250,000  Prestige Brands, Inc. (a).......................................      5.13%        01/15/28            242,796
         750,000  Prestige Brands, Inc. (a).......................................      3.75%        04/01/31            636,345
                                                                                                                 ---------------
                                                                                                                         879,141
                                                                                                                 ---------------
                  PHARMACEUTICALS -- 0.3%
         500,000  Catalent Pharma Solutions, Inc. (a).............................      5.00%        07/15/27            480,773
         250,000  Catalent Pharma Solutions, Inc. (a).............................      3.13%        02/15/29            213,004
         950,000  Charles River Laboratories International, Inc. (a)..............      4.25%        05/01/28            866,156
       1,000,000  Charles River Laboratories International, Inc. (a)..............      3.75%        03/15/29            878,436
       1,000,000  Charles River Laboratories International, Inc. (a)..............      4.00%        03/15/31            872,285
         800,000  IQVIA, Inc. (a).................................................      5.00%        10/15/26            787,305
       1,278,000  IQVIA, Inc. (a).................................................      5.00%        05/15/27          1,248,831
                                                                                                                 ---------------
                                                                                                                       5,346,790
                                                                                                                 ---------------
                  REAL ESTATE SERVICES -- 0.1%
       1,000,000  PulteGroup, Inc.................................................      6.38%        05/15/33          1,067,981
         290,000  Tri Pointe Homes, Inc...........................................      5.25%        06/01/27            279,061
         500,000  Tri Pointe Homes, Inc...........................................      5.70%        06/15/28            491,435
                                                                                                                 ---------------
                                                                                                                       1,838,477
                                                                                                                 ---------------
                  RESEARCH & CONSULTING SERVICES -- 0.7%
         325,000  Clarivate Science Holdings Corp. (a)............................      4.88%        07/01/29            293,078
      12,324,000  CoreLogic, Inc. (a).............................................      4.50%        05/01/28         10,087,502
                                                                                                                 ---------------
                                                                                                                      10,380,580
                                                                                                                 ---------------
                  RESTAURANTS -- 1.1%
         661,000  Brinker International, Inc. (a).................................      5.00%        10/01/24            647,843
       9,310,000  IRB Holding Corp. (a)...........................................      7.00%        06/15/25          9,433,311
       3,000,000  McDonald's Corp., Medium-Term Note..............................      6.30%        10/15/37          3,433,968
       2,000,000  McDonald's Corp., Medium-Term Note..............................      6.30%        03/01/38          2,286,847
       1,000,000  McDonald's Corp., Medium-Term Note..............................      5.70%        02/01/39          1,058,944
                                                                                                                 ---------------
                                                                                                                      16,860,913
                                                                                                                 ---------------
                  SECURITY & ALARM SERVICES -- 0.2%
       1,200,000  Brink's (The) Co. (a)...........................................      5.50%        07/15/25          1,189,583
       2,061,000  Brink's (The) Co. (a)...........................................      4.63%        10/15/27          1,951,173
                                                                                                                 ---------------
                                                                                                                       3,140,756
                                                                                                                 ---------------
                  SEMICONDUCTORS -- 0.1%
         250,000  Broadcom, Inc. (a)..............................................      3.14%        11/15/35            193,714
         250,000  Broadcom, Inc. (a)..............................................      4.93%        05/15/37            228,389


                        See Notes to Financial Statements                Page 13


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  SEMICONDUCTORS (CONTINUED)
$      1,000,000  Qorvo, Inc. (a).................................................      3.38%        04/01/31    $       812,935
                                                                                                                 ---------------
                                                                                                                       1,235,038
                                                                                                                 ---------------
                  SPECIALIZED CONSUMER SERVICES -- 0.4%
       4,000,000  Aramark Services, Inc. (a)......................................      6.38%        05/01/25          4,005,200
       1,055,000  Aramark Services, Inc. (a)......................................      5.00%        02/01/28          1,006,153
         775,000  Carriage Services, Inc. (a).....................................      4.25%        05/15/29            643,063
                                                                                                                 ---------------
                                                                                                                       5,654,416
                                                                                                                 ---------------
                  SPECIALIZED FINANCE -- 0.4%
       1,776,000  Park Intermediate Holdings LLC / PK Domestic Property LLC /
                     PK Finance Co-Issuer (a).....................................      4.88%        05/15/29          1,537,838
       2,851,000  Radiate Holdco LLC / Radiate Finance, Inc. (a)..................      4.50%        09/15/26          2,221,779
       6,216,000  Radiate Holdco LLC / Radiate Finance, Inc. (a)..................      6.50%        09/15/28          2,905,980
                                                                                                                 ---------------
                                                                                                                       6,665,597
                                                                                                                 ---------------
                  SPECIALTY CHEMICALS -- 0.7%
      10,214,000  Avantor Funding, Inc. (a).......................................      4.63%        07/15/28          9,565,618
         500,000  Axalta Coating Systems LLC (a)..................................      3.38%        02/15/29            432,833
         250,000  HB Fuller Co....................................................      4.25%        10/15/28            229,829
                                                                                                                 ---------------
                                                                                                                      10,228,280
                                                                                                                 ---------------
                  SPECIALTY STORES -- 0.0%
         350,000  PetSmart, Inc. / PetSmart Finance Corp. (a).....................      4.75%        02/15/28            331,208
                                                                                                                 ---------------
                  SYSTEMS SOFTWARE -- 4.7%
       8,407,000  Boxer Parent Co., Inc. (a)......................................      9.13%        03/01/26          8,233,385
       2,500,000  Crowdstrike Holdings, Inc.......................................      3.00%        02/15/29          2,177,584
       4,499,000  Gen Digital, Inc. (a)...........................................      7.13%        09/30/30          4,523,650
       7,500,000  Oracle Corp.....................................................      6.25%        11/09/32          8,100,599
       5,204,000  Oracle Corp.....................................................      6.50%        04/15/38          5,688,239
       2,000,000  Oracle Corp.....................................................      6.13%        07/08/39          2,112,471
       1,000,000  Oracle Corp.....................................................      3.60%        04/01/50            712,000
       1,500,000  Oracle Corp.....................................................      6.90%        11/09/52          1,682,595
         250,000  PTC, Inc. (a)...................................................      3.63%        02/15/25            241,463
      41,967,000  SS&C Technologies, Inc. (a).....................................      5.50%        09/30/27         40,677,186
                                                                                                                 ---------------
                                                                                                                      74,149,172
                                                                                                                 ---------------
                  TECHNOLOGY DISTRIBUTORS -- 0.0%
         750,000  CDW LLC / CDW Finance Corp......................................      3.25%        02/15/29            649,218
                                                                                                                 ---------------
                  TRADING COMPANIES & DISTRIBUTORS -- 1.2%
       2,715,000  SRS Distribution, Inc. (a)......................................      6.13%        07/01/29          2,242,699
       9,816,000  SRS Distribution, Inc. (a)......................................      6.00%        12/01/29          8,008,089
         127,000  United Rentals North America, Inc...............................      5.50%        05/15/27            126,384
       8,750,000  United Rentals North America, Inc. (a)..........................      6.00%        12/15/29          8,888,154
                                                                                                                 ---------------
                                                                                                                      19,265,326
                                                                                                                 ---------------
                  WIRELESS TELECOMMUNICATION SERVICES -- 0.8%
         500,000  SBA Communications Corp.........................................      3.88%        02/15/27            466,892
       1,000,000  T-Mobile USA, Inc...............................................      2.70%        03/15/32            844,547
       3,000,000  T-Mobile USA, Inc...............................................      5.20%        01/15/33          3,055,914
       5,000,000  T-Mobile USA, Inc...............................................      5.05%        07/15/33          5,040,059
       2,000,000  T-Mobile USA, Inc...............................................      4.38%        04/15/40          1,797,554


Page 14                 See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  WIRELESS TELECOMMUNICATION SERVICES (CONTINUED)
$      1,000,000  T-Mobile USA, Inc...............................................      3.40%        10/15/52    $       724,132
       1,000,000  T-Mobile USA, Inc...............................................      5.65%        01/15/53          1,032,236
                                                                                                                 ---------------
                                                                                                                      12,961,334
                                                                                                                 ---------------
                  TOTAL CORPORATE BONDS AND NOTES..............................................................    1,184,292,084
                  (Cost $1,322,650,068)                                                                          ---------------

FOREIGN CORPORATE BONDS AND NOTES -- 8.4%

                  APPLICATION SOFTWARE -- 1.5%
       4,318,000  ION Trading Technologies S.A.R.L. (a)...........................      5.75%        05/15/28          3,617,664
         436,000  Open Text Corp. (a).............................................      6.90%        12/01/27            450,786
      11,860,000  Open Text Corp. (a).............................................      3.88%        02/15/28         10,529,960
      10,577,000  Open Text Corp. (a).............................................      3.88%        12/01/29          8,902,441
                                                                                                                 ---------------
                                                                                                                      23,500,851
                                                                                                                 ---------------
                  AUTO PARTS & EQUIPMENT -- 0.3%
       4,432,000  Clarios Global L.P. / Clarios US Finance Co. (a)................      8.50%        05/15/27          4,466,222
                                                                                                                 ---------------
                  BUILDING PRODUCTS -- 1.2%
      15,022,000  Cemex SAB de C.V. (a)...........................................      7.38%        06/05/27         15,593,662
       1,304,000  Cemex SAB de C.V. (a)...........................................      5.45%        11/19/29          1,251,532
       2,000,000  Cemex SAB de C.V. (a)...........................................      5.20%        09/17/30          1,863,263
       1,000,000  Masonite International Corp. (a)................................      5.38%        02/01/28            963,945
                                                                                                                 ---------------
                                                                                                                      19,672,402
                                                                                                                 ---------------
                  CABLE & SATELLITE -- 0.0%
         250,000  Virgin Media Finance PLC (a)....................................      5.00%        07/15/30            210,901
                                                                                                                 ---------------
                  CASINOS & GAMING -- 0.0%
         500,000  International Game Technology PLC (a)...........................      5.25%        01/15/29            480,017
                                                                                                                 ---------------
                  DATA PROCESSING & OUTSOURCED SERVICES -- 0.8%
      15,159,000  Paysafe Finance PLC / Paysafe Holdings US Corp. (a).............      4.00%        06/15/29         11,861,685
                                                                                                                 ---------------
                  ELECTRICAL COMPONENTS & EQUIPMENT -- 0.0%
         500,000  Sensata Technologies B.V. (a)...................................      4.00%        04/15/29            452,438
                                                                                                                 ---------------
                  ENVIRONMENTAL & FACILITIES SERVICES -- 0.7%
         500,000  GFL Environmental, Inc. (a).....................................      5.13%        12/15/26            492,625
       9,173,000  GFL Environmental, Inc. (a).....................................      4.00%        08/01/28          8,381,562
       1,784,000  GFL Environmental, Inc. (a).....................................      4.75%        06/15/29          1,662,135
       1,000,000  GFL Environmental, Inc. (a).....................................      4.38%        08/15/29            906,045
                                                                                                                 ---------------
                                                                                                                      11,442,367
                                                                                                                 ---------------
                  INTEGRATED TELECOMMUNICATION SERVICES -- 1.0%
       2,989,000  Altice France S.A. (a)..........................................      5.50%        01/15/28          2,356,075
         500,000  Altice France S.A. (a)..........................................      5.13%        07/15/29            370,125
      17,387,000  Altice France S.A. (a)..........................................      5.50%        10/15/29         13,031,221
                                                                                                                 ---------------
                                                                                                                      15,757,421
                                                                                                                 ---------------
                  LIFE SCIENCES TOOLS & SERVICES -- 0.1%
       2,604,000  Grifols Escrow Issuer S.A. (a)..................................      4.75%        10/15/28          2,090,669
                                                                                                                 ---------------
                  METAL & GLASS CONTAINERS -- 0.1%
       1,403,000  Trivium Packaging Finance B.V. (a)..............................      5.50%        08/15/26          1,363,370
                                                                                                                 ---------------
                  RESEARCH & CONSULTING SERVICES -- 0.1%
         774,000  Camelot Finance S.A. (a)........................................      4.50%        11/01/26            734,022
                                                                                                                 ---------------


                        See Notes to Financial Statements                Page 15


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

                  RESTAURANTS -- 1.6%
$     28,132,000  1011778 BC ULC / New Red Finance, Inc. (a)......................      4.00%        10/15/30    $    24,584,034
                                                                                                                 ---------------
                  SPECIALTY CHEMICALS -- 0.1%
       1,000,000  Axalta Coating Systems LLC / Axalta Coating Systems Dutch
                     Holding B B.V. (a)...........................................      4.75%        06/15/27            966,970
                                                                                                                 ---------------
                  TRADING COMPANIES & DISTRIBUTORS -- 0.9%
       6,779,000  VistaJet Malta Finance PLC / XO Management Holding,
                     Inc. (a).....................................................      7.88%        05/01/27          6,447,134
       9,742,000  VistaJet Malta Finance PLC / XO Management Holding,
                     Inc. (a).....................................................      6.38%        02/01/30          8,438,859
                                                                                                                 ---------------
                                                                                                                      14,885,993
                                                                                                                 ---------------
                  TOTAL FOREIGN CORPORATE BONDS AND NOTES......................................................      132,469,362
                  (Cost $142,695,540)                                                                            ---------------



   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (c)     MATURITY (d)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS -- 11.0%

                  APPLICATION SOFTWARE -- 6.3%
       3,000,000  Epicor Software Corp., Term Loan (Second Lien), 1 Mo. SOFR +
                     7.75%, 1.00% Floor...........................................     12.83%        07/30/28          2,996,955
      21,231,811  Gainwell Acquisition Corp. (fka Milano), Term Loan B, 3 Mo.
                     SOFR + 4.00%, 0.75% Floor....................................      9.00%        10/01/27         20,515,344
      10,871,102  Greeneden U.S. Holdings II LLC (Genesys Telecommunications
                     Laboratories, Inc.), Initial Dollar Term Loan, 1 Mo. LIBOR +
                     4.00%, 0.75% Floor...........................................      9.02%        12/01/27         10,787,340
       5,040,225  Hyland Software, Inc., Term Loan (Second Lien), 1 Mo. LIBOR
                     + 6.25%, 0.75% Floor.........................................     11.27%        07/10/25          4,855,702
      12,000,451  Internet Brands, Inc. (WebMD/MH Sub I LLC), 2020 June New
                     Term Loan, 1 Mo. LIBOR + 3.75%, 1.00% Floor..................      8.77%        09/15/24         11,961,450
      14,466,776  Internet Brands, Inc. (WebMD/MH Sub I LLC), Initial Term
                     Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor.......................      8.77%        09/13/24         14,427,571
      17,762,992  Internet Brands, Inc. (WebMD/MH Sub I LLC), Term Loan
                     (Second Lien), 1 Mo. SOFR + 6.25%, 0.00% Floor...............     11.23%        02/23/29         16,549,158
      14,871,470  LogMeIn, Inc. (GoTo Group, Inc.), Term Loan B, 1 Mo. LIBOR
                     + 4.75%, 0.00% Floor.........................................      9.77%        08/31/27          9,201,722
       8,944,728  RealPage, Inc., Term Loan (Second Lien), 1 Mo. LIBOR +
                     6.50%, 0.75% Floor...........................................     11.52%        04/22/29          8,410,862
                                                                                                                 ---------------
                                                                                                                      99,706,104
                                                                                                                 ---------------
                  ASSET MANAGEMENT & CUSTODY BANKS -- 0.4%
       7,000,000  Edelman Financial Engines Center LLC, Term Loan (Second
                     Lien), 1 Mo. LIBOR + 6.75%, 0.00% Floor......................     11.77%        07/20/26          6,573,420
                                                                                                                 ---------------
                  EDUCATION SERVICES -- 0.0%
         357,709  Ascensus Holdings, Inc. (Mercury), Term Loan (Second Lien),
                     1 Mo. LIBOR + 6.50%, 0.50% Floor.............................     11.38%        08/02/29            323,056
                                                                                                                 ---------------
                  ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.4%
       6,965,207  Verifone Systems, Inc., Term Loan B, 3 Mo. LIBOR + 4.00%,
                     0.00% Floor..................................................      8.96%        08/20/25          6,039,914
                                                                                                                 ---------------


Page 16                 See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


    PRINCIPAL                                                                                        STATED
      VALUE                                  DESCRIPTION                             RATE (C)     MATURITY (D)        VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  HEALTH CARE TECHNOLOGY -- 2.3%
$      6,649,548  Ciox Health (Healthport/CT Technologies Intermediate Holdings,
                     Inc.), New Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75% Floor.....      9.27%        12/16/25    $     6,328,508
       2,238,136  Navicure, Inc. (Waystar Technologies, Inc.), Term Loan B, 1 Mo.
                     LIBOR + 4.00%, 0.00% Floor...................................      9.02%        10/23/26          2,236,390
      27,877,299  Verscend Technologies, Inc. (Cotiviti), New Term Loan B-1,
                     1 Mo. LIBOR + 4.00%, 0.00% Floor.............................      9.02%        08/27/25         27,886,080
                                                                                                                 ---------------
                                                                                                                      36,450,978
                                                                                                                 ---------------
                  INTEGRATED TELECOMMUNICATION SERVICES -- 0.3%
       3,241,706  Numericable (Altice France S.A. or SFR), Term Loan B-13,
                     3 Mo. LIBOR + 4.00%, 0.00% Floor.............................      8.86%        08/14/26          3,153,580
       1,894,000  Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1 Mo.
                     LIBOR + 3.00%, 0.00% Floor...................................      8.02%        03/09/27          1,545,703
                                                                                                                 ---------------
                                                                                                                       4,699,283
                                                                                                                 ---------------
                  SPECIALIZED CONSUMER SERVICES -- 0.1%
       1,840,479  Asurion LLC, Term Loan B-3 (Second Lien), 1 Mo. LIBOR +
                     5.25%, 0.00% Floor...........................................     10.27%        01/31/28          1,546,775
                                                                                                                 ---------------
                  SPECIALIZED FINANCE -- 0.4%
       5,561,245  WCG Purchaser Corp. (WIRB-Copernicus Group), Term Loan B,
                     3 Mo. LIBOR + 4.00%, 1.00% Floor.............................      8.95%        01/08/27          5,326,616
                                                                                                                 ---------------
                  SYSTEMS SOFTWARE -- 0.8%
       5,914,053  BMC Software Finance, Inc. (Boxer Parent), 2021 Replacement
                     Dollar Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor...........      8.77%        10/02/25          5,851,216
       7,659,196  Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term
                     Loan B, 2 Mo. LIBOR + 3.50%, 1.00% Floor.....................      8.65%        06/13/24          7,320,774
                                                                                                                 ---------------
                                                                                                                      13,171,990
                                                                                                                 ---------------
                  TOTAL SENIOR FLOATING-RATE LOAN INTERESTS....................................................      173,838,136
                  (Cost $183,901,479)                                                                            ---------------



     SHARES                                                DESCRIPTION                                                VALUE
----------------  ---------------------------------------------------------------------------------------------  ---------------
COMMON STOCKS -- 0.0%

                  PHARMACEUTICALS -- 0.0%
         259,956  Akorn, Inc. (e) (f)..........................................................................          243,709
                  (Cost $2,979,179)                                                                              ---------------

WARRANTS -- 0.0%

                  MOVIES & ENTERTAINMENT -- 0.0%
         828,940  Cineworld Group PLC, expiring 11/23/25 (e) (g) (h)...........................................           28,649
                  (Cost $0)                                                                                      ---------------

RIGHTS -- 0.0%

                  ELECTRIC UTILITIES -- 0.0%
           1,629  Vistra Energy Corp., no expiration date (e) (g)..............................................            1,873
                  (Cost $2,830)                                                                                  ---------------


                        See Notes to Financial Statements                Page 17


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


     SHARES                                                DESCRIPTION                                                VALUE
----------------  ---------------------------------------------------------------------------------------------  ---------------
MONEY MARKET FUNDS -- 3.7%

      58,063,419  Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class -
                     4.71% (i).................................................................................  $    58,063,419
                  (Cost $58,063,419)                                                                             ---------------

                  TOTAL INVESTMENTS -- 98.1%...................................................................    1,548,937,232
                  (Cost $1,710,292,515)
                  NET OTHER ASSETS AND LIABILITIES -- 1.9%.....................................................       29,627,245
                                                                                                                 ---------------
                  NET ASSETS -- 100.0%.........................................................................  $ 1,578,564,477
                                                                                                                 ===============


(a)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
      Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P.
      ("First Trust" or the "Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2023, securities noted as such amounted to $1,113,681,537 or 70.6% of net assets.

(b)   Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at April 30, 2023. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(c)   Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the SOFR obtained from the U.S. Department of the Treasury's Office of Financial Research, (iii)
      the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR or SOFR floor that establishes a minimum LIBOR or SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR or SOFR period, spread and floor, but different LIBOR or SOFR reset dates.

(d)   Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(e)   Non-income producing security.

(f)   Security received in a transaction exempt from registration under the 1933
      Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers (see Note
      2F - Restricted Securities in the Notes to Financial Statements).

(g)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by the Advisor.

(h)   This issuer has filed for protection in bankruptcy court.

(i)   Rate shown reflects yield as of April 30, 2023.

LIBOR - London Interbank Offered Rate
SOFR  - Secured Overnight Financing Rate

CREDIT DEFAULT SWAP CONTRACTS OUTSTANDING (See Note 2D - Swap Agreements in the
Notes to Financial Statements):


                                                 BUY/SELL         NOTIONAL      PAY/RECEIVE     EXPIRATION
       REFERENCE ENTITY          PROTECTION    COUNTERPARTY        AMOUNT       FIXED RATE         DATE           VALUE
------------------------------   ----------   ---------------   ------------   -------------   ------------   -------------
Markit CDX North America                       Goldman Sachs
   High Yield Index                 Buy          & Co. LLC      $ 35,000,000       5.00%        6/20/2028     $    (205,930)


Page 18                 See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                       ASSETS TABLE
                                                                                             LEVEL 2           LEVEL 3
                                                          TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                        VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                        4/30/2023          PRICES            INPUTS            INPUTS
                                                     ---------------   ---------------   ---------------   ---------------
Corporate Bonds and Notes*.........................  $ 1,184,292,084   $            --   $ 1,184,292,084   $            --
Foreign Corporate Bonds and Notes*.................      132,469,362                --       132,469,362                --
Senior Floating-Rate Loan Interests*...............      173,838,136                --       173,838,136                --
Common Stocks*.....................................          243,709                --           243,709                --
Warrants*..........................................           28,649                --            28,649                --
Rights*............................................            1,873                --             1,873                --
Money Market Funds.................................       58,063,419        58,063,419                --                --
                                                     ---------------   ---------------   ---------------   ---------------
Total Investments..................................  $ 1,548,937,232   $    58,063,419   $ 1,490,873,813   $            --
                                                     ===============   ===============   ===============   ===============

                                                    LIABILITIES TABLE
                                                                                             LEVEL 2           LEVEL 3
                                                          TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                        VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                        4/30/2023          PRICES            INPUTS            INPUTS
                                                     ---------------   ---------------   ---------------   ---------------
Credit Default Swaps...............................  $      (205,930)  $            --   $      (205,930)  $            --
                                                     ===============   ===============   ===============   ===============



* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 19


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2023 (UNAUDITED)


ASSETS:
Investments, at value.....................................................  $ 1,548,937,232
Cash segregated as collateral for open swap contracts.....................        2,313,929
Cash......................................................................          121,998
Receivables:
   Interest...............................................................       23,251,541
   Investment securities sold.............................................        5,030,051
   Dividends..............................................................          227,385
                                                                            ---------------
   Total Assets...........................................................    1,579,882,136
                                                                            ---------------
LIABILITIES:
Payables:
   Investment advisory fees...............................................        1,239,438
   Variation margin on swaps..............................................           78,221
                                                                            ---------------
   Total Liabilities......................................................        1,317,659
                                                                            ---------------
NET ASSETS................................................................  $ 1,578,564,477
                                                                            ===============
NET ASSETS CONSIST OF:
Paid-in capital...........................................................  $ 1,953,134,051
Par value.................................................................          396,500
Accumulated distributable earnings (loss).................................     (374,966,074)
                                                                            ---------------
NET ASSETS................................................................  $ 1,578,564,477
                                                                            ===============
NET ASSET VALUE, per share................................................  $         39.81
                                                                            ===============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share).................................       39,650,002
                                                                            ===============
Investments, at cost......................................................  $ 1,710,292,515
                                                                            ===============


Page 20                 See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2023 (UNAUDITED)


INVESTMENT INCOME:
Interest..................................................................  $    52,751,224
Dividends.................................................................          881,759
                                                                            ---------------
   Total investment income................................................       53,632,983
                                                                            ---------------
EXPENSES:
Investment advisory fees..................................................        7,458,192
Margin interest expense...................................................          339,203
                                                                            ---------------
   Total expenses.........................................................        7,797,395
                                                                            ---------------
NET INVESTMENT INCOME (LOSS)..............................................       45,835,588
                                                                            ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments............................................................      (43,815,592)
   Swap contracts.........................................................          500,752
                                                                            ---------------
Net realized gain (loss)..................................................      (43,314,840)
                                                                            ---------------
Net change in unrealized appreciation (depreciation) on:
   Investments............................................................       59,176,497
   Swap contracts.........................................................         (205,930)
                                                                            ---------------
Net change in unrealized appreciation (depreciation)......................       58,970,567
                                                                            ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)...................................       15,655,727
                                                                            ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS........................................................  $    61,491,315
                                                                            ===============


                        See Notes to Financial Statements                Page 21


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

STATEMENTS OF CHANGES IN NET ASSETS


                                                                              SIX MONTHS
                                                                                 ENDED                YEAR
                                                                               4/30/2023              ENDED
                                                                              (UNAUDITED)          10/31/2022
                                                                            ---------------      ---------------
OPERATIONS:
Net investment income (loss)..............................................  $    45,835,588      $   116,525,306
Net realized gain (loss)..................................................      (43,314,840)        (116,451,618)
Net change in unrealized appreciation (depreciation)......................       58,970,567         (241,538,892)
                                                                            ---------------      ---------------
Net increase (decrease) in net assets resulting from operations...........       61,491,315         (241,465,204)
                                                                            ---------------      ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.....................................................      (49,075,653)        (121,509,986)
Return of capital.........................................................               --           (5,652,770)
                                                                            ---------------      ---------------
Total distributions to shareholders.......................................      (49,075,653)        (127,162,756)
                                                                            ---------------      ---------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................................       76,660,285          249,122,772
Cost of shares redeemed...................................................     (107,170,405)        (590,275,979)
                                                                            ---------------      ---------------
Net increase (decrease) in net assets resulting
   from shareholder transactions..........................................      (30,510,120)        (341,153,207)
                                                                            ---------------      ---------------
Total increase (decrease) in net assets...................................      (18,094,458)        (709,781,167)

NET ASSETS:
Beginning of period.......................................................    1,596,658,935        2,306,440,102
                                                                            ---------------      ---------------
End of period.............................................................  $ 1,578,564,477      $ 1,596,658,935
                                                                            ===============      ===============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................................       40,450,002           48,300,002
Shares sold...............................................................        1,900,000            5,700,000
Shares redeemed...........................................................       (2,700,000)         (13,550,000)
                                                                            ---------------      ---------------
Shares outstanding, end of period.........................................       39,650,002           40,450,002
                                                                            ===============      ===============


Page 22                 See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                          SIX MONTHS
                                            ENDED                                YEAR ENDED OCTOBER 31,
                                          4/30/2023     ------------------------------------------------------------------------
                                         (UNAUDITED)        2022           2021           2020           2019           2018
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    39.47     $    47.75     $    47.00     $    48.06     $    47.02     $    48.95
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    1.15           2.63           2.47           2.33           2.49           2.52
Net realized and unrealized gain (loss)         0.42          (8.00)          0.91          (1.00)          1.13          (1.76)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                1.57          (5.37)          3.38           1.33           3.62           0.76
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (1.23)         (2.78)         (2.63)         (2.39)         (2.56)         (2.69)
Return of capital                                 --          (0.13)            --             --          (0.02)         (0.00) (a)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total distributions                            (1.23)         (2.91)         (2.63)         (2.39)         (2.58)         (2.69)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    39.81     $    39.47     $    47.75     $    47.00     $    48.06     $    47.02
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (b)                                4.06%        (11.56)%         7.25%          2.92%          7.90%          1.60%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $1,578,564     $1,596,659     $2,306,440     $1,974,126     $1,432,088     $1,253,035
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.99% (c)      1.27%          1.05%          1.01%          1.23%          1.16%
Ratio of net expenses to average net
   assets excluding interest expense            0.95% (c)      0.95%          0.95%          0.95%          0.95%          0.95%
Ratio of net investment income (loss) to
   average net assets                           5.84% (c)      6.08%          5.11%          5.02%          5.22%          5.26%
Portfolio turnover rate (d)                       13%            39%            50%            68%            50%            52%


(a)   Amount represents less than $0.01 per share.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 23


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2023 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of fourteen funds that are offering shares. This report covers the First Trust Tactical High Yield ETF (the "Fund"), a
diversified series of the Trust which trades under the ticker "HYLS" on The
Nasdaq Stock Market LLC ("Nasdaq"). The Fund represents a separate series of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units."

The primary investment objective of the Fund is to provide current income. The
Fund's secondary investment objective is to provide capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets
(including investment borrowings) in high yield debt securities that are rated below investment grade at the time of purchase or unrated securities deemed by the Fund's advisor to be of comparable quality. Below investment grade securities are those that, at the time of purchase, are rated lower than "BBB-"
by S&P Global Ratings, or lower than "Baa3" by Moody's Investors Service, Inc., or comparably rated by another nationally recognized statistical rating organization. High yield debt securities that are rated below investment grade are commonly referred to as "junk" debt. Such securities may include U.S. and
non-U.S. corporate debt obligations, bank loans and convertible bonds. For purposes of determining whether a security is below investment grade, the lowest available rating will be considered.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB")
Accounting Standards Codification Topic 946, "Financial Services-Investment
Companies." The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S.
GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing
Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First
Trust" or the "Advisor"), in accordance with valuation procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The
Fund's investments are valued as follows:

      Corporate bonds, corporate notes, U.S. government securities and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the Advisor's Pricing Committee, which may use the following valuation inputs when available:

            1)    benchmark yields;
            2)    reported trades;
            3)    broker/dealer quotes;
            4)    issuer spreads;
            5)    benchmark securities;
            6)    bids and offers; and
            7)    reference data including market research publications.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2023 (UNAUDITED)

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange
      Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and
      AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.

      Shares of open-end funds are valued based on NAV per share.

      Securities traded in an over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their last trade price.

      Credit default swaps are fair valued using a pricing service or, if the pricing service does not provide a value, by quotes provided by the selling dealer or financial institution.

      Senior Floating-Rate Loan Interests ("Senior Loans")(1) are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific
      Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically,
      Senior Loans are fair valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination.
      Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1)    the credit conditions in the relevant market and changes
                  thereto;
            2)    the liquidity conditions in the relevant market and changes thereto;
            3)    the interest rate conditions in the relevant market and
                  changes thereto (such as significant changes in interest
                  rates);
            4)    issuer-specific conditions (such as significant credit
                  deterioration); and
            5)    any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing
                  Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor's Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the "1933 Act")) for which a third-party pricing service is unable to provide a market price;
securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the most recent price provided by the Pricing Service
                  Provider;
            2)    the fundamental business data relating to the borrower/issuer;
            3)    an evaluation of the forces which influence the market in
                  which these securities are purchased and sold;
            4)    the type, size and cost of the security;
            5)    the financial statements of the borrower/issuer, or the
                  financial condition of the country of issue;

-----------------------------
(1)   The terms "security" and "securities" used throughout the Notes to
      Financial Statements include Senior Loans.

                                                                         Page 25


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2023 (UNAUDITED)

            6)    the credit quality and cash flow of the issuer/borrower, or the country of issue, based on the Pricing Committee's,
                  sub-advisor's or portfolio manager's analysis, as applicable, or external analysis;

            7)    the information as to any transaction in or offers for the security;

            8)    the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;

            9)    the coupon payments;

           10)    the quality, value and salability of collateral, if any,
                  securing the security;

           11)    the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or
                  affiliate and an assessment of the issuer's management;

           12)    the prospects for the borrower's/issuer's industry, and
                  multiples (of earnings and/or cash flows) being paid for
                  similar businesses in that industry;

           13)    borrower's/issuer's competitive position within the industry;

           14)    borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

           15)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2023, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

The United Kingdom's Financial Conduct Authority (the "FCA"), which regulates the London Interbank Offered Rates ("LIBOR") announced on March 5, 2021 that it intended to phase-out all LIBOR reference rates, beginning December 31, 2021.
Since that announcement, the FCA has ceased publication of all non-USD LIBOR reference rates and the 1-week and 2-month USD LIBOR reference rates as of
December 31, 2021. The remaining USD LIBOR settings will cease to be published or no longer be representative immediately after June 30, 2023. The
International Swaps and Derivatives Association, Inc. ("ISDA") confirmed that the FCA's March 5, 2021 announcement of its intention to cease providing LIBOR reference rates, constituted an index cessation event under the Interbank
Offered Rates ("IBOR") Fallbacks Supplement and the ISDA 2020 IBOR Fallbacks
Protocol for all 35 LIBOR settings and confirmed that the spread adjustment to be used in ISDA fallbacks was fixed as of the date of the announcement.

In the United States, the Alternative Reference Rates Committee (the "ARRC"), a
group of market participants convened by the Board of Governors of the Federal
Reserve System and the Federal Reserve Bank of New York in cooperation with other federal and state government agencies, has since 2014 undertaken efforts to identify U.S. dollar reference interest rates as alternatives to LIBOR and to facilitate the mitigation of LIBOR-related risks. In June 2017, the ARRC identified the Secured Overnight Financing Rate ("SOFR"), a broad measure of the cost of cash overnight borrowing collateralized by U.S. Treasury securities, as the preferred alternative for U.S. dollar LIBOR. The Federal Reserve Bank of New
York began daily publishing of SOFR in April 2018. There is no assurance that any alternative reference rate, including SOFR, will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2023 (UNAUDITED)

At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on the Fund or its investments.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans.
Interest income on such Senior Loans is not accrued until settlement date. The
Fund maintains liquid assets with current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments. The Fund had no when-issued, delayed-delivery, or forward purchase commitments (other than unfunded loan commitments discussed below) as of April 30, 2023.

C. SHORT SALES

Short sales are utilized for investment and risk management purposes and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund's portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund is charged a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities.
Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is effected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund's portfolio. The Fund is subject to the risk it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund. There were no short sales outstanding as of April
30, 2023.

The Fund has established an account with Pershing, LLC for the purpose of purchasing or borrowing securities on margin. The Fund pays interest on any margin balance, which is calculated as the daily margin account balance times the broker's margin interest rate. At April 30, 2023, the Fund had $0 in borrowings, which approximates fair value, as shown in "Borrowings" on the
Statement of Assets and Liabilities. The borrowings are categorized as Level 2 within the fair value hierarchy. The Fund is charged interest on debit margin balance at a rate equal to the Overnight Bank Funding Rate plus 75 basis points.
With regard to securities held short, the Fund is credited a rebate equal to the market value of its short positions at a rate equal to the Overnight Bank
Funding Rate less 35 basis points. This rebate rate applies to easy to borrow securities. Securities that are hard to borrow may earn a rebate that is less than the foregoing or may be subject to a premium charge on a security by security basis. The different rebate rate is determined at the time of a short sale request. At April 30, 2023, the Fund had no debit margin balance. For the six months ended April 30, 2023, the Fund had margin interest expense of
$339,203, as shown on the Statement of Operations. For the six months ended
April 30, 2023, the average margin balance and interest rates were $43,984,270 and 4.68%, respectively.

D. SWAP AGREEMENTS

The Fund may enter into credit default swap contracts ("CDS") for investment purposes or to manage credit risk. A CDS is an agreement between two parties
("Counterparties") to exchange the credit risk of an issuer. Swap agreements may be privately negotiated in the over-the-counter market as a bilateral contract or centrally cleared.

A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the "par value," of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the
Fund as a protection seller would cease to receive the fixed payment stream, the
Fund would pay the buyer "par value" or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. In the event of a default by the Counterparty, the Fund will seek withdrawal of this collateral and may incur certain costs exercising its right with respect to the

                                                                         Page 27


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2023 (UNAUDITED)

collateral. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Cash deposited is segregated and included in "Cash segregated as collateral for open swap contracts" on the Statement of Assets and Liabilities. The daily change in valuation of centrally cleared swaps is included in "variation margin on swaps payable" in the Statement of Assets and Liabilities. Payments received from
(paid to) the Counterparty, including at termination, are recorded as "net realized gain (loss) on swap contracts" on the Statement of Operations.

Credit default swap contracts are marked to market daily based upon quotations from brokers, market makers or an independent pricing service and the change in value, if any, is recorded as unrealized appreciation (depreciation). For a credit default swap contract sold by the Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the reference debt obligation purchased/received.

E. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. Unfunded loan commitments are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of
Assets and Liabilities and Statement of Operations. In connection with these commitments, the Fund earns a commitment fee typically set as a percentage of the commitment amount. The commitment fees are included in "Interest" on the
Statement of Operations. As of April 30, 2023, the Fund had no unfunded loan commitments.

F. RESTRICTED SECURITIES

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of April 30, 2023, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust's Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security.


SECURITY                  ACQUISITION DATE       SHARES       CURRENT PRICE    CARRYING COST        VALUE        % OF NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
Akorn, Inc.                  10/15/2020         259,956          $ 0.94        $    2,979,179   $     243,709         0.02%


G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2023 (UNAUDITED)

The tax character of distributions paid during the fiscal year ended October 31,
2022 was as follows:

Distributions paid from:
Ordinary income.................................      $   121,509,986
Capital gains...................................                   --
Return of capital...............................            5,652,770

As of October 31, 2022, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income...................      $            --
Accumulated capital and other gain (loss).......         (160,242,757)
Net unrealized appreciation (depreciation)......         (227,138,979)

H. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2019,
2020, 2021, and 2022 remain open to federal and state audit. As of April 30,
2023, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. As of October 31, 2022, the
Fund had non-expiring capital loss carryforwards available for federal income tax purposes of $160,242,757.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2022, the Fund had no net late year ordinary or capital losses.

As of April 30, 2023, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:


                                Gross            Gross        Net Unrealized
                              Unrealized       Unrealized      Appreciation
              Tax Cost       Appreciation    (Depreciation)   (Depreciation)
           --------------   --------------   --------------   --------------
           $1,710,292,515   $    7,431,649   $ (168,992,862)  $ (161,561,213)


I. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3). The Fund is subject to an interest expense due to the costs associated with the Fund's short positions in securities.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

                                                                         Page 29


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2023 (UNAUDITED)

Pursuant to the Investment Management Agreement between the Trust and the
Advisor, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, expenses associated with short sale transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. Effective November 1, 2022, the annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund's net assets ("breakpoints") and calculated pursuant to the schedule below:


                              Breakpoints
-------------------------------------------------------------------------
Fund net assets up to and including $2.5 billion                              0.95000%
Fund net assets greater than $2.5 billion up to and including $5 billion      0.92625%
Fund net assets greater than $5 billion up to and including $7.5 billion      0.90250%
Fund net assets greater than $7.5 billion up to and including $10 billion     0.87875%
Fund net assets greater than $10 billion                                      0.85500%


Prior to November 1, 2022, the Fund paid First Trust an annual unitary management fee equal to 0.95% of its average daily net assets.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.

Additionally, the Lead Independent Trustee and the Chairs of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2023, the cost of purchases and proceeds from sales of investments, excluding short-term investments, investments sold short and in-kind transactions, were $196,844,485 and $374,185,068, respectively. The cost of purchases to cover short sales and the proceeds of short sales were $0 and $0, respectively.

For the six months ended April 30, 2023, there were no in-kind transactions.

                                 5. BORROWINGS

The Trust, on behalf of the Fund, along with the First Trust Series Fund and
First Trust Variable Insurance Trust, has a $200 million Credit Agreement with
BNYM ("Line of Credit"), to be a liquidity backstop during periods of high redemption volume. A commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans will be charged by BNYM, which First Trust allocates amongst the funds that have access to the Line of Credit. To the extent that the Fund accesses the Line of
Credit, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended April 30, 2023 associated with the Line of Credit.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2023 (UNAUDITED)

                           6. DERIVATIVE TRANSACTIONS

The following table presents the types of derivatives held by the Fund at April
30, 2023, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.


                                          ASSET DERIVATIVES                              LIABILITY DERIVATIVES
                            ----------------------------------------------   ----------------------------------------------
DERIVATIVE    RISK             STATEMENT OF ASSETS AND                          STATEMENT OF ASSETS AND
INSTRUMENTS   EXPOSURE           LIABILITIES LOCATION            VALUE            LIABILITIES LOCATION            VALUE
-----------   -----------   ------------------------------   -------------   ------------------------------   -------------
Swap
contracts     Credit Risk   Swap contracts, at value         $          --   Swap contracts, at value*        $     205,930


* Includes cumulative appreciation/depreciation on swap contracts as reported in the Portfolio of Investments. Only the current day's variation margin is presented on the Statement of Assets and Liabilities.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2023, on the Fund's derivative instruments, as well as the primary underlying risk exposure associated with the instruments.


STATEMENT OF OPERATIONS LOCATION
-----------------------------------------------------------------------------
CREDIT RISK EXPOSURE
Net realized gain (loss) on swap contracts                          $ 500,752
Net change in unrealized appreciation (depreciation) on
   swap contracts                                                    (205,930)


The Fund entered into credit default swap agreements on February 9, 2023. For the period February 9, 2023 through April 30, 2023, the average volume of credit default swaps was $10,373,457.

                 7. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation ("NSCC")
the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized Participant that wishes to effectuate a creation of the Fund's shares deposits with the Fund the
"basket" of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized
Participant redeems a Creation Unit of the Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund's shares at or close to the NAV per share of the Fund.

The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

The Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an
Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                                                                         Page 31


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2023 (UNAUDITED)

                              8. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2024.

                               9. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                             10. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there was the following subsequent event:

On May 23, 2023, the Advisor's Pricing Committee approved changes to the
Advisor's Valuation Procedures for the First Trust Funds, including clarifications to certain pricing methodologies. These changes will be reflected in future reports' Notes to Financial Statements.

                                                                         Page 32

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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2023 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

                                                                         Page 33


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2023 (UNAUDITED)

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight
Financing Rate ("SOFR") will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2023 (UNAUDITED)

same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February
2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia,
Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the
U.S. has resumed "reasonably" normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund's portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund's shares and result in increased market volatility. During any such events, a fund's shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund's shares may widen.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

PREFERRED SECURITIES RISK. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company's capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date.
Preferred securities may also be substantially less liquid than other securities, including common stock.

                                                                         Page 35


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2023 (UNAUDITED)

VALUATION RISK. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions
(sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots.
If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.

          NOT FDIC INSURED    NOT BANK GUARANTEED    MAY LOSE VALUE

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund and each other fund in the First Trust Fund
Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First
Trust Funds has appointed First Trust Advisors L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First
Trust Liquidity Committee (the "Liquidity Committee").

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity
Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

At the April 17, 2023 meeting of the Board of Trustees, as required by Rule
22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 17, 2022 through the Liquidity Committee's annual meeting held on March 23, 2023 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted any highly liquid investment minimum.

As stated in the written report, during the review period, two funds breached the 15% limitation on illiquid investments for one day each, as a result of an unscheduled week-long closure of the stock exchange in Istanbul following devastating earthquakes in February, causing all Turkish equities to be re-classified as "illiquid" for one day. Each fund filed a Form N-RN on the day after the breach occurred, and one day later after the breach was cured. No fund with a highly liquid investment minimum breached that minimum during the reporting period. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.


FIRST TRUST

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund IV

--------------------------------------------------------------------------------

First Trust Enhanced Short
Maturity ETF (FTSM)

Semi-Annual Report
For the Six Months Ended
April 30, 2023


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--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2023

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust Enhanced Short Maturity ETF; hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the
Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2023

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the First
Trust Enhanced Short Maturity ETF (the "Fund"), which contains detailed information about the Fund for the six months ended April 30, 2023.

It pleases me to write that on May 5, 2023, the World Health Organization officially declared that the coronavirus ("COVID-19") pandemic no longer qualified as a global health emergency. While the virus officially no longer poses an immediate threat, its full impact on the world economy remains to be seen, in my opinion. Recall, if you will, those early days of the pandemic;
companies sent workers home, consumers were afraid or unwilling to leave their homes, supply chains dried up, and grocery shelves were left bare. Hoping to provide relief to their constituents and to bolster economic activity, governments across the globe funneled trillions of dollars in stimulus directly into the hands of their citizens. Unfortunately, economist Milton Friedman's age-old economic adage "there's no such thing as a free lunch" still holds. As a result of the U.S. government stimulus, gross domestic product rebounded quickly, but so did inflation.

As many investors are aware, the Federal Reserve (the "Fed") has been locked in a battle with stubbornly high inflation for several years now. Inflation, as measured by the trailing 12-month rate of change in the Consumer Price Index
("CPI"), surged from 1.4% on December 31, 2020, to 9.1% as of June 30, 2022.
Since then, the trailing rate on the CPI has come down, but remains elevated. On
April 30, 2023, the CPI stood at 4.9%, well above the Fed's goal of 2.0%.
Surging prices have not been restricted to the U.S. Headline inflation rates in each of the countries that make up the so-called Group of Ten (G-10) stand above the targets set by their central banks, according to data from Bloomberg.

From the Fed's perspective, monetary policy is the most efficient means to combat rising prices. From December 31, 2020 through May 3, 2023, the Fed increased the Federal Funds target rate (upper bound) a total of ten times, raising the rate from 0.25% to 5.25%. As mentioned, tighter monetary policy resulted in a decrease in the CPI, but there have been casualties in the Fed's battle with rising prices. The most recent banking turmoil is one example.
Another is the spike in mortgage rates. According to Bankrate, the national average for a 30-year mortgage stood at just 2.87% on December 31, 2020. As of
May 1, 2023, the average 30-year mortgage rate had surged to 6.88%. Not all the news is negative, however. Driven by a strong U.S. labor market, consumer spending remained robust in April 2023. Notably, American corporations added
253,000 jobs during the month, and the unemployment rate stood at a 53-year low.
Bob Carey, Chief Market Strategist at First Trust, recently summed up the current situation, noting that "we're not out of the woods yet." That said, even the most difficult situations don't last forever. In my opinion, like the
COVID-19 pandemic, inflation, and the tighter monetary policy it ushered in, will pass with time.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

The First Trust Enhanced Short Maturity ETF's (the "Fund") investment objective is to seek current income, consistent with preservation of capital and daily liquidity. Under normal market conditions, the Fund intends to achieve its investment objective by investing at least 80% of its net assets in a portfolio of U.S. dollar-denominated fixed- and variable-rate debt securities, including securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or U.S. government-sponsored entities, residential and commercial mortgage-backed securities, asset-backed securities, U.S. corporate bonds, fixed income securities issued by non-U.S. corporations and governments, municipal obligations, privately issued securities and other debt securities bearing fixed or floating interest rates. The Fund may also invest in money market securities. Shares of the Fund are listed on The Nasdaq Stock Market LLC under the ticker symbol "FTSM."

The Fund's investment advisor, First Trust Advisors L.P. (the "Advisor"), selects securities for the portfolio by evaluating fixed income sectors and macro market trends while completing bottom-up analysis of individual securities. Portfolio securities are selected based upon relative value in the context of overall portfolio duration. Key inputs for the screens in the securities selection process include, but are not limited to, credit quality, yield, interest rate sensitivity and liquidity. The Fund's holdings are systematically monitored for meaningful changes in performance and risk measures. A security will generally be sold when the Advisor believes that a security can be substituted for a similar investment that represents better relative value; it lacks adequate compensation for embedded credit risk; or when rebalancing the portfolio to maintain diversification. Under normal market conditions, the Fund's portfolio is expected to have an average duration of less than one year and an average maturity of less than three years.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                               AVERAGE ANNUAL                 CUMULATIVE
                                                                                TOTAL RETURNS                TOTAL RETURNS
                                                6 Months      1 Year       5 Years      Inception       5 Years      Inception
                                                 Ended         Ended        Ended        (8/5/14)        Ended        (8/5/14)
                                                4/30/23       4/30/23      4/30/23      to 4/30/23      4/30/23      to 4/30/23
FUND PERFORMANCE
NAV                                              2.39%         2.95%        1.56%         1.31%          8.04%         12.05%
Market Price                                     2.37%         2.90%        1.55%         1.31%          8.02%         12.03%

INDEX PERFORMANCE
ICE BofA 0-1 Year U.S. Treasury Index            2.19%         2.42%        1.47%         1.08%          7.58%          9.80%
------------------------------------------------------------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the period indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the period indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the
Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

--------------------------------------------------------
                                          % OF TOTAL
ASSET CLASSIFICATION                  INVESTMENTS & CASH
--------------------------------------------------------
Commercial Paper                             41.3%
Corporate Bonds and Notes                    41.0
Foreign Corporate Bonds and Notes             8.5
Asset-Backed Securities                       3.4
U.S. Government Agency
   Mortgage-Backed Securities                 2.3
U.S. Government Bonds and Notes               2.1
Mortgage-Backed Securities                    0.8
Certificates of Deposit                       0.6
Cash                                          0.0*
                                           -------
     Total                                  100.0%
                                           =======

--------------------------------------------------------
                                          % OF TOTAL
CREDIT QUALITY(1)                     INVESTMENTS & CASH
--------------------------------------------------------
Government and Agency                         4.3%
AAA                                           3.3
AA+                                           0.1
AA                                            0.1
AA-                                           0.3
A+                                            1.2
A                                             4.9
A-                                           11.5
BBB+                                         14.7
BBB                                          10.9
BBB-                                          4.6
BB+                                           0.0*
Not Rated                                    44.1
Cash                                          0.0*
                                           -------
     Total                                  100.0%
                                           =======

* Amount is less than 0.1%.

--------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                         INVESTMENTS
--------------------------------------------------------
U.S. Treasury Note, 2.50%, 08/15/23           1.0%
U.S. Treasury Note, 1.75%, 05/15/23           0.7
Energy Transfer, L.P., 5.58%, 05/01/23        0.6
FMC Corp., 5.58%, 05/01/23                    0.6
Bayer US Finance II LLC, 3.88%, 12/15/23      0.5
Johnson & Johnson, 3.38%, 12/05/23            0.5
Verizon Master Trust, Series 2022-7,
   Class A1A, 5.23%, 11/22/27                 0.5
AutoNation, Inc., 5.48%, 05/01/23             0.5
General Motors Financial Co., Inc., 5.22%,
   05/01/23                                   0.5
Targa Resources Corp., 5.58%, 05/01/23        0.5
                                           -------
     Total                                    5.9%
                                           =======

-----------------------------
(1)   The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization
      (NRSRO) of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1+ to C for short-term ratings. Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the
      Fund or its shares. U.S. Treasury and U.S. Agency mortgage-backed securities appear under "Government." Credit ratings are subject to change.

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)


              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                    AUGUST 5, 2014 - APRIL 30, 2023

            First Trust Enhanced         ICE BofA 0-1 Year
             Short Maturity ETF         U.S. Treasury Index
8/5/14            $10,000                     $10,000
10/31/14           10,016                      10,002
4/30/15            10,047                      10,011
10/31/15           10,045                      10,020
4/30/16            10,079                      10,045
10/31/16           10,138                      10,073
4/30/17            10,206                      10,096
10/31/17           10,289                      10,147
4/30/18            10,371                      10,207
10/31/18           10,486                      10,311
4/30/19            10,624                      10,449
10/31/19           10,767                      10,594
4/30/20            10,780                      10,732
10/31/20           10,912                      10,739
4/30/21            10,932                      10,749
10/31/21           10,936                      10,751
4/30/22            10,884                      10,720
10/31/22           10,944                      10,745
4/30/23            11,205                      10,980


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

Performance in securitized product investment strategies can be impacted from the benefits of purchasing odd lot positions. The impact of these investments can be particularly meaningful when funds have limited assets under management and may not be a sustainable source of performance as a fund grows in size.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2023 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust") is the investment advisor to the First
Trust Enhanced Short Maturity ETF (the "Fund" or "FTSM"). In this capacity,
First Trust is responsible for the selection and ongoing monitoring of the investments in the Fund's portfolio and certain other services necessary for the management of the portfolio.

                           PORTFOLIO MANAGEMENT TEAM

TODD LARSON, CFA - SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER
JEREMIAH CHARLES - SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER
JAMES SNYDER - SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER
ERIC R. MAISEL, CFA - SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER
SCOTT SKOWRONSKI, CFA - SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER

The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. Each portfolio manager has served as part of the portfolio management team of the Fund since 2014, except for Eric R. Maisel, who has served as part of the portfolio management team of the Fund since 2015, and
Scott Skowronski, who has served as part of the portfolio management team of the
Fund since 2022.

                                                                          Page 5


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2023 (UNAUDITED)

As a shareholder of First Trust Enhanced Short Maturity ETF (the "Fund"), you
incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2023.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------------------------
                                                                                        ANNUALIZED
                                                                                       EXPENSE RATIO    EXPENSES PAID
                                                    BEGINNING            ENDING        BASED ON THE      DURING THE
                                                  ACCOUNT VALUE      ACCOUNT VALUE       SIX-MONTH        SIX-MONTH
                                                 NOVEMBER 1, 2022    APRIL 30, 2023     PERIOD (a)       PERIOD (b)
---------------------------------------------------------------------------------------------------------------------
FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
Actual                                              $1,000.00          $1,023.90           0.29%            $1.46
Hypothetical (5% return before expenses)            $1,000.00          $1,023.36           0.29%            $1.45


(a)   These expense ratios reflect expense waivers. See Note 3 in the Notes to the Financial Statements.

(b)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (November 1,
      2022 through April 30, 2023), multiplied by 181/365 (to reflect the six-month period).


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2023 (UNAUDITED)


                                                                                     ANNUALIZED
   PRINCIPAL                                                                        YIELD ON DATE     STATED
     VALUE                                  DESCRIPTION                              OF PURCHASE     MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
COMMERCIAL PAPER -- 41.7%

                  AGRICULTURE -- 0.6%
$     15,000,000  BAT International Finance PLC...................................      5.41%        07/17/23    $    14,830,647
      20,000,000  Philip Morris International, Inc................................      5.11%        05/08/23         19,980,425
      10,400,000  Philip Morris International, Inc................................      5.26%        10/24/23         10,142,669
                                                                                                                 ---------------
                                                                                                                      44,953,741
                                                                                                                 ---------------
                  AUTO MANUFACTURERS -- 2.7%
      10,000,000  American Honda Finance Corp.....................................      5.39%        05/11/23          9,985,260
      15,000,000  American Honda Finance Corp.....................................      5.32%        05/22/23         14,954,205
      25,000,000  American Honda Finance Corp.....................................      5.34%        05/23/23         24,919,855
      10,000,000  American Honda Finance Corp.....................................      5.32%        05/24/23          9,966,563
      40,000,000  General Motors Financial Co., Inc...............................      5.22%        05/01/23         40,000,000
      22,500,000  Hyundai Capital America.........................................      5.19%        05/12/23         22,464,844
      10,000,000  Mercedes-Benz Finance North America LLC.........................      5.46%        05/05/23          9,994,022
      12,500,000  Mercedes-Benz Finance North America LLC.........................      5.13%        05/11/23         12,482,453
      25,000,000  VW Credit, Inc..................................................      5.23%        05/05/23         24,985,687
      20,000,000  VW Credit, Inc..................................................      5.19%        05/08/23         19,980,127
      16,000,000  VW Credit, Inc..................................................      5.23%        05/10/23         15,979,405
      20,000,000  VW Credit, Inc..................................................      5.31%        05/19/23         19,947,777
                                                                                                                 ---------------
                                                                                                                     225,660,198
                                                                                                                 ---------------
                  BANKS -- 3.8%
      15,000,000  ANZ New Zealand Int'l Ltd., SOFR + 0.36% (a)....................      4.67%        11/02/23         15,000,000
      10,000,000  Australia & New Zealand Banking Group Ltd., SOFR +
                     0.43% (a)....................................................      4.23%        06/06/23         10,000,000
      21,500,000  Barclays PLC....................................................      5.25%        05/09/23         21,475,285
      15,000,000  Barclays PLC....................................................      4.99%        05/24/23         14,953,004
      12,000,000  BPCE S.A........................................................      5.14%        08/01/23         11,846,634
      15,000,000  Commonwealth Bank of Australia, SOFR + 0.66% (a)................      5.21%        05/02/23         15,000,000
      14,000,000  Cooperatieve Rabobank UA........................................      5.05%        07/31/23         13,826,091
      11,920,000  Cooperatieve Rabobank UA........................................      5.16%        10/20/23         11,637,206
      16,000,000  Mitsubishi UFJ Trust & Banking Corp.............................      5.14%        07/28/23         15,804,001
      16,000,000  MUFG Bank Ltd...................................................      5.11%        07/20/23         15,822,741
      12,000,000  National Bank of Canada.........................................      5.10%        08/01/23         11,847,576
      10,000,000  Royal Bank of Canada............................................      3.91%        07/19/23         10,000,000
      13,408,000  Royal Bank of Canada, SOFR + 0.73% (a)..........................      5.03%        08/08/23         13,425,279
      16,000,000  Skandinaviska Enskilda Banken AB, SOFR + 0.26% (a)..............      5.06%        08/25/23         16,000,000
      29,000,000  Skandinaviska Enskilda Banken AB, SOFR + 0.46% (a)..............      5.25%        10/03/23         29,001,162
      25,000,000  Svenska Handelsbanken AB........................................      5.05%        07/24/23         24,712,778
      15,000,000  Svenska Handelsbanken AB, SOFR + 0.65% (a)......................      5.45%        03/21/24         14,999,935
      10,000,000  Toronto-Dominion Bank (The).....................................      3.95%        07/19/23         10,000,000
      12,000,000  Toronto-Dominion Bank (The).....................................      5.16%        11/01/23         11,695,480
      15,000,000  Toronto-Dominion Bank (The), SOFR + 0.68% (a)...................      5.48%        04/11/24         15,000,000
      13,000,000  Westpac Banking Corp............................................      5.25%        01/26/24         12,514,393
                                                                                                                 ---------------
                                                                                                                     314,561,565
                                                                                                                 ---------------
                  BEVERAGES -- 1.5%
      19,600,000  Constellation Brands, Inc.......................................      5.36%        05/01/23         19,600,000
      13,000,000  Constellation Brands, Inc.......................................      5.60%        05/05/23         12,992,030
      13,000,000  Constellation Brands, Inc.......................................      5.51%        05/08/23         12,986,122
      19,000,000  Constellation Brands, Inc.......................................      5.60%        05/22/23         18,938,976
      18,000,000  Constellation Brands, Inc.......................................      5.63%        05/23/23         17,939,114
      20,000,000  Diageo Capital PLC..............................................      5.26%        05/31/23         19,913,951


                        See Notes to Financial Statements                 Page 7


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


                                                                                     ANNUALIZED
   PRINCIPAL                                                                        YIELD ON DATE     STATED
     VALUE                                  DESCRIPTION                              OF PURCHASE     MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
COMMERCIAL PAPER (CONTINUED)

                  BEVERAGES (CONTINUED)
$     20,000,000  Keurig Dr Pepper, Inc...........................................      5.25%        05/08/23    $    19,979,895
                                                                                                                 ---------------
                                                                                                                     122,350,088
                                                                                                                 ---------------
                  BIOTECHNOLOGY -- 0.6%
      20,000,000  CSLB Holdings, Inc..............................................      5.30%        05/03/23         19,994,190
      25,000,000  CSLB Holdings, Inc..............................................      5.30%        05/04/23         24,989,107
                                                                                                                 ---------------
                                                                                                                      44,983,297
                                                                                                                 ---------------
                  BUILDING MATERIALS -- 1.2%
      40,000,000  Vulcan Materials Co.............................................      5.29%        05/09/23         39,953,673
      15,000,000  Vulcan Materials Co.............................................      5.23%        05/10/23         14,980,676
      30,000,000  Vulcan Materials Co.............................................  5.32% - 5.34%    05/16/23         29,934,462
      10,000,000  Vulcan Materials Co.............................................      5.31%        05/24/23          9,966,631
                                                                                                                 ---------------
                                                                                                                      94,835,442
                                                                                                                 ---------------
                  CHEMICALS -- 2.1%
      25,800,000  Cabot Corp......................................................      4.97%        05/01/23         25,800,000
      50,000,000  FMC Corp........................................................      5.58%        05/01/23         50,000,000
      10,000,000  Nutrien Ltd.....................................................      5.11%        05/02/23          9,998,600
      15,000,000  Nutrien Ltd.....................................................      5.11%        05/03/23         14,995,799
      16,000,000  Nutrien Ltd.....................................................      5.31%        05/10/23         15,979,059
      17,000,000  Nutrien Ltd.....................................................      5.35%        05/19/23         16,955,264
      26,000,000  Sherwin-Williams (The) Co.......................................  5.22% - 5.24%    05/16/23         25,944,276
      13,000,000  Sherwin-Williams (The) Co.......................................      5.30%        05/22/23         12,960,492
                                                                                                                 ---------------
                                                                                                                     172,633,490
                                                                                                                 ---------------
                  COMMERCIAL SERVICES -- 1.0%
      30,000,000  Global Payments, Inc............................................      5.71%        05/01/23         30,000,000
      20,000,000  Global Payments, Inc............................................      5.82%        05/11/23         19,968,146
      20,000,000  S&P Global, Inc.................................................      5.18%        05/02/23         19,997,162
      16,000,000  S&P Global, Inc.................................................      5.13%        05/04/23         15,993,254
                                                                                                                 ---------------
                                                                                                                      85,958,562
                                                                                                                 ---------------
                  COSMETICS/PERSONAL CARE -- 0.5%
      10,000,000  Haleon UK Capital PLC...........................................      5.37%        05/15/23          9,979,463
      17,000,000  Haleon UK Capital PLC...........................................      5.49%        05/16/23         16,961,709
      10,000,000  Haleon UK Capital PLC...........................................      5.37%        05/23/23          9,967,738
                                                                                                                 ---------------
                                                                                                                      36,908,910
                                                                                                                 ---------------
                  DIVERSIFIED FINANCIAL SERVICES -- 0.7%
      25,000,000  ABN AMRO Funding USA LLC........................................      5.30%        11/06/23         24,332,256
      10,000,000  Citigroup Global Markets, Inc., SOFR + 0.52% (a)................      5.07%        06/16/23         10,000,000
      20,000,000  Nasdaq, Inc.....................................................      5.24%        05/17/23         19,954,134
                                                                                                                 ---------------
                                                                                                                      54,286,390
                                                                                                                 ---------------
                  ELECTRIC -- 6.4%
      20,000,000  American Electric Power Co., Inc................................      5.38%        05/08/23         19,979,373
      20,000,000  American Electric Power Co., Inc................................      5.38%        05/11/23         19,970,554
      14,000,000  American Electric Power Co., Inc................................      5.24%        05/12/23         13,977,916
      10,000,000  American Electric Power Co., Inc................................      5.20%        05/18/23          9,975,852
      10,000,000  American Electric Power Co., Inc................................      5.38%        05/22/23          9,969,168
      20,000,000  Baltimore Gas and Electric Co...................................      5.19%        05/05/23         19,988,636
      30,000,000  CenterPoint Energy, Inc.........................................      5.00%        05/01/23         30,000,000
      10,000,000  CenterPoint Energy, Inc.........................................      5.56%        05/08/23          9,989,346


Page 8                  See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


                                                                                     ANNUALIZED
   PRINCIPAL                                                                        YIELD ON DATE     STATED
     VALUE                                  DESCRIPTION                              OF PURCHASE     MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
COMMERCIAL PAPER (CONTINUED)

                  ELECTRIC (CONTINUED)
$     15,000,000  CenterPoint Energy, Inc.........................................  5.43% - 5.56%    05/10/23    $    14,979,626
      20,000,000  CenterPoint Energy, Inc.........................................      5.43%        05/11/23         19,970,309
      15,000,000  CenterPoint Energy, Inc.........................................      5.43%        05/15/23         14,968,838
      10,000,000  Commonwealth Edison Co..........................................      5.13%        05/04/23          9,995,785
      14,000,000  Commonwealth Edison Co..........................................      5.13%        05/05/23         13,992,133
      21,400,000  Consolidated Edison Co. of New York, Inc........................      4.97%        05/01/23         21,400,000
      15,000,000  Dominion Energy, Inc............................................      5.21%        05/16/23         14,967,955
      20,000,000  Duke Energy Corp................................................      5.22%        05/05/23         19,988,565
      10,000,000  Duke Energy Corp................................................      5.22%        05/17/23          9,977,190
      10,000,000  Duke Energy Corp................................................      5.22%        05/18/23          9,975,761
      10,000,000  NextEra Energy Capital Holdings, Inc............................      5.72%        05/09/23          9,987,489
      15,000,000  NextEra Energy Capital Holdings, Inc............................      5.56%        05/11/23         14,977,174
      20,000,000  NextEra Energy Capital Holdings, Inc............................      5.35%        05/30/23         19,915,380
      25,000,000  NextEra Energy Capital Holdings, Inc............................      5.35%        06/02/23         24,883,265
      16,000,000  Sempra Energy...................................................      5.87%        05/01/23         16,000,000
      17,000,000  Sempra Energy...................................................      5.28%        05/03/23         16,995,086
      27,000,000  Sempra Energy...................................................      5.31%        05/11/23         26,960,742
      10,000,000  Southern California Edison Co...................................      5.44%        05/09/23          9,988,099
      16,000,000  Southern California Edison Co...................................      5.50%        05/18/23         15,959,133
      10,000,000  Southern California Edison Co...................................      5.60%        05/22/23          9,967,902
      16,000,000  Southern Co. Funding Corp.......................................      5.24%        05/09/23         15,981,636
      12,476,000  Virginia Electric and Power Co..................................      5.14%        05/08/23         12,463,715
      16,000,000  Virginia Electric and Power Co..................................      5.19%        05/10/23         15,979,542
      20,000,000  WEC Energy Group, Inc...........................................      4.99%        05/01/23         20,000,000
      15,000,000  WEC Energy Group, Inc...........................................      5.21%        05/04/23         14,993,578
                                                                                                                 ---------------
                                                                                                                     529,119,748
                                                                                                                 ---------------
                  ELECTRONICS -- 1.7%
      20,000,000  Arrow Electronics, Inc..........................................      5.61%        05/01/23         20,000,000
      30,000,000  Arrow Electronics, Inc..........................................      5.38%        05/04/23         29,986,736
      25,000,000  Jabil, Inc......................................................      5.65%        05/01/23         25,000,000
      15,000,000  Jabil, Inc......................................................      5.79%        05/02/23         14,997,622
      15,000,000  Jabil, Inc......................................................      5.80%        05/03/23         14,995,236
      15,000,000  Jabil, Inc......................................................      5.80%        05/12/23         14,973,817
      20,000,000  Jabil, Inc......................................................      5.80%        05/19/23         19,942,973
                                                                                                                 ---------------
                                                                                                                     139,896,384
                                                                                                                 ---------------
                  ENVIRONMENTAL CONTROL -- 1.0%
      25,000,000  Republic Services, Inc..........................................      5.02%        05/01/23         25,000,000
      25,000,000  Waste Management, Inc...........................................      5.35%        05/04/23         24,989,008
      20,000,000  Waste Management, Inc...........................................      5.24%        05/15/23         19,959,847
      16,000,000  Waste Management, Inc...........................................      5.25%        05/25/23         15,944,988
                                                                                                                 ---------------
                                                                                                                      85,893,843
                                                                                                                 ---------------
                  FOOD -- 3.4%
      20,000,000  Campbell Soup Co................................................      5.08%        05/04/23         19,991,645
      20,000,000  Campbell Soup Co................................................      5.24%        05/10/23         19,974,184
      13,000,000  Campbell Soup Co................................................      5.22%        05/17/23         12,970,330
      30,000,000  Conagra Brands, Inc.............................................      5.38%        05/01/23         30,000,000
      15,000,000  Conagra Brands, Inc.............................................      5.65%        05/03/23         14,995,355
      16,000,000  Conagra Brands, Inc.............................................      5.65%        05/05/23         15,990,092
      20,000,000  McCormick & Co., Inc............................................      5.30%        05/04/23         19,991,293


                        See Notes to Financial Statements                 Page 9


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


                                                                                     ANNUALIZED
   PRINCIPAL                                                                        YIELD ON DATE     STATED
     VALUE                                  DESCRIPTION                              OF PURCHASE     MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
COMMERCIAL PAPER (CONTINUED)

                  FOOD (CONTINUED)
$     16,000,000  McCormick & Co., Inc............................................      5.19%        05/09/23    $    15,981,813
      16,000,000  McCormick & Co., Inc............................................      5.25%        05/23/23         15,949,518
      20,000,000  McCormick & Co., Inc............................................      5.24%        05/26/23         19,928,441
      15,000,000  Mondelez International, Inc.....................................      5.18%        05/10/23         14,980,864
      10,000,000  Mondelez International, Inc.....................................      5.19%        05/11/23          9,985,811
      16,000,000  Mondelez International, Inc.....................................      5.23%        05/12/23         15,974,803
      30,000,000  Mondelez International, Inc.....................................      5.36%        05/18/23         29,925,320
      20,000,000  Mondelez International, Inc.....................................      5.28%        05/26/23         19,927,993
                                                                                                                 ---------------
                                                                                                                     276,567,462
                                                                                                                 ---------------
                  HEALTH CARE PRODUCTS -- 1.1%
      20,000,000  Boston Scientific Corp..........................................      5.35%        05/04/23         19,991,214
      16,250,000  Boston Scientific Corp..........................................      5.24%        05/08/23         16,233,688
      12,000,000  Boston Scientific Corp..........................................      5.18%        05/09/23         11,986,392
      10,000,000  Boston Scientific Corp..........................................      5.19%        05/10/23          9,987,228
      20,000,000  Boston Scientific Corp..........................................      5.24%        05/16/23         19,957,040
      15,000,000  Thermo Fisher Scientific, Inc...................................      5.19%        05/23/23         14,953,263
                                                                                                                 ---------------
                                                                                                                      93,108,825
                                                                                                                 ---------------
                  HEALTH CARE SERVICES -- 0.6%
      15,000,000  Humana, Inc.....................................................      5.66%        05/08/23         14,983,747
      10,000,000  Humana, Inc.....................................................      5.51%        06/06/23          9,945,976
      25,000,000  UnitedHealth Group, Inc.........................................      5.20%        05/02/23         24,996,436
                                                                                                                 ---------------
                                                                                                                      49,926,159
                                                                                                                 ---------------
                  HOUSEHOLD PRODUCTS/WARES -- 0.4%
      15,000,000  Reckitt Benckiser Treasury Services PLC.........................      5.19%        05/15/23         14,970,178
      20,000,000  Reckitt Benckiser Treasury Services PLC.........................      5.19%        05/22/23         19,940,416
                                                                                                                 ---------------
                                                                                                                      34,910,594
                                                                                                                 ---------------
                  INSURANCE -- 0.4%
      14,000,000  Marsh & McLennan Cos., Inc......................................      5.13%        05/01/23         14,000,000
      20,000,000  Marsh & McLennan Cos., Inc......................................      5.26%        06/01/23         19,910,987
                                                                                                                 ---------------
                                                                                                                      33,910,987
                                                                                                                 ---------------
                  LODGING -- 0.9%
      15,000,000  Marriott International, Inc.....................................      5.13%        05/05/23         14,991,579
      12,000,000  Marriott International, Inc.....................................      5.24%        05/19/23         11,969,051
      16,000,000  Marriott International, Inc.....................................      5.27%        05/24/23         15,947,067
      20,000,000  Marriott International, Inc.....................................      5.30%        05/30/23         19,916,162
      15,000,000  Marriott International, Inc.....................................      5.35%        06/02/23         14,930,000
                                                                                                                 ---------------
                                                                                                                      77,753,859
                                                                                                                 ---------------
                  MINING -- 0.6%
      25,000,000  Glencore Funding LLC............................................      5.41%        05/17/23         24,940,876
      25,000,000  Glencore Funding LLC............................................      5.41%        05/22/23         24,922,400
                                                                                                                 ---------------
                                                                                                                      49,863,276
                                                                                                                 ---------------
                  MISCELLANEOUS MANUFACTURING -- 0.7%
      15,000,000  Parker-Hannifin Corp............................................      5.06%        05/01/23         15,000,000
      10,000,000  Parker-Hannifin Corp............................................      5.59%        05/03/23          9,996,937
      15,000,000  Parker-Hannifin Corp............................................      5.43%        05/09/23         14,982,167
      15,000,000  Parker-Hannifin Corp............................................      5.24%        05/18/23         14,963,489
                                                                                                                 ---------------
                                                                                                                      54,942,593
                                                                                                                 ---------------


Page 10                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


                                                                                     ANNUALIZED
   PRINCIPAL                                                                        YIELD ON DATE     STATED
     VALUE                                  DESCRIPTION                              OF PURCHASE     MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
COMMERCIAL PAPER (CONTINUED)

                  OIL & GAS -- 1.9%
$     15,700,000  Canadian Natural Resources Ltd..................................      5.66%        05/03/23    $    15,695,129
       9,600,000  Canadian Natural Resources Ltd..................................      5.78%        05/17/23          9,575,750
      25,000,000  Canadian Natural Resources Ltd..................................      5.82%        05/25/23         24,904,773
      10,000,000  Suncor Energy, Inc..............................................      5.16%        05/01/23         10,000,000
      15,000,000  Suncor Energy, Inc..............................................      5.20%        05/08/23         14,985,068
      10,000,000  Suncor Energy, Inc..............................................      5.51%        05/19/23          9,972,890
      20,000,000  Suncor Energy, Inc..............................................      5.51%        05/23/23         19,933,791
      30,000,000  Suncor Energy, Inc..............................................  5.40% - 5.78%    05/24/23         29,893,481
      20,000,000  Suncor Energy, Inc..............................................      5.46%        06/02/23         19,904,698
                                                                                                                 ---------------
                                                                                                                     154,865,580
                                                                                                                 ---------------
                  OIL & GAS SERVICES -- 0.2%
      20,000,000  Baker Hughes Holdings LLC.......................................      5.10%        05/08/23         19,980,467
                                                                                                                 ---------------
                  PHARMACEUTICALS -- 1.2%
      20,000,000  Bayer Corp......................................................      6.09%        07/21/23         19,733,467
      24,000,000  Becton Dickinson & Co...........................................      5.09%        05/04/23         23,989,957
      16,000,000  Becton Dickinson & Co...........................................      5.30%        05/10/23         15,979,119
      16,000,000  Becton Dickinson & Co...........................................      5.31%        05/24/23         15,946,665
      20,000,000  Becton Dickinson & Co...........................................      5.32%        06/07/23         19,892,797
                                                                                                                 ---------------
                                                                                                                      95,542,005
                                                                                                                 ---------------
                  PIPELINES -- 1.8%
      20,000,000  Enbridge US, Inc................................................      5.34%        05/19/23         19,947,500
      50,400,000  Energy Transfer, L.P............................................      5.58%        05/01/23         50,400,000
      40,000,000  Targa Resources Corp............................................      5.58%        05/01/23         40,000,000
      15,000,000  TransCanada PipeLines Ltd.......................................      5.20%        05/03/23         14,995,730
       7,500,000  TransCanada PipeLines Ltd.......................................      5.29%        05/09/23          7,491,315
      10,000,000  TransCanada PipeLines Ltd.......................................      5.37%        05/17/23          9,976,529
       5,000,000  TransCanada PipeLines Ltd.......................................      5.30%        05/23/23          4,984,088
                                                                                                                 ---------------
                                                                                                                     147,795,162
                                                                                                                 ---------------
                  REAL ESTATE INVESTMENT TRUSTS -- 0.3%
      25,000,000  Crown Castle, Inc...............................................      5.91%        05/04/23         24,987,865
                                                                                                                 ---------------
                  RETAIL -- 0.9%
      40,000,000  AutoNation, Inc.................................................      5.48%        05/01/23         40,000,000
      20,000,000  AutoZone, Inc...................................................      5.08%        05/08/23         19,980,547
      16,000,000  Dollar General Corp.............................................      5.24%        05/09/23         15,981,663
                                                                                                                 ---------------
                                                                                                                      75,962,210
                                                                                                                 ---------------
                  SOFTWARE -- 1.9%
      16,000,000  Fidelity National Information Services, Inc.....................      5.40%        05/02/23         15,997,635
      20,000,000  Fidelity National Information Services, Inc.....................  5.34% - 5.40%    05/03/23         19,994,103
      16,100,000  Fidelity National Information Services, Inc.....................      5.20%        05/05/23         16,090,836
      18,000,000  Fidelity National Information Services, Inc.....................      5.34%        05/10/23         17,976,327
      20,000,000  Fidelity National Information Services, Inc.....................      5.43%        05/12/23         19,967,326
      23,000,000  Fiserv, Inc.....................................................  5.09% - 5.12%    05/02/23         22,996,786
      15,000,000  Fiserv, Inc.....................................................      5.15%        05/03/23         14,995,768
      11,000,000  Fiserv, Inc.....................................................      5.21%        05/10/23         10,985,882
      16,000,000  Oracle Corp.....................................................      5.32%        05/25/23         15,944,265
                                                                                                                 ---------------
                                                                                                                     154,948,928
                                                                                                                 ---------------


                        See Notes to Financial Statements                Page 11


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


                                                                                     ANNUALIZED
   PRINCIPAL                                                                        YIELD ON DATE     STATED
     VALUE                                  DESCRIPTION                              OF PURCHASE     MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
COMMERCIAL PAPER (CONTINUED)

                  TELECOMMUNICATIONS -- 1.1%
$     15,000,000  AT&T, Inc.......................................................      5.62%        10/17/23    $    14,619,745
      15,000,000  AT&T, Inc.......................................................      5.85%        12/19/23         14,458,667
      16,000,000  Bell Telephone Co. of Canada or Bell Canada (The)...............      5.35%        05/05/23         15,990,628
      16,000,000  Bell Telephone Co. of Canada or Bell Canada (The)...............      5.24%        05/17/23         15,963,315
      30,000,000  Verizon Communications, Inc.....................................      5.10%        05/11/23         29,958,137
                                                                                                                 ---------------
                                                                                                                      90,990,492
                                                                                                                 ---------------
                  TRANSPORTATION -- 0.5%
      20,000,000  Canadian Pacific Railway Co.....................................      5.24%        05/05/23         19,988,533
      20,000,000  Canadian Pacific Railway Co.....................................      5.36%        05/09/23         19,976,533
                                                                                                                 ---------------
                                                                                                                      39,965,066
                                                                                                                 ---------------
                  TOTAL COMMERCIAL PAPER.......................................................................    3,428,063,188
                  (Cost $3,428,063,188)                                                                          ---------------



   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS AND NOTES -- 41.4%

                  AEROSPACE/DEFENSE -- 1.2%
       2,361,000  Boeing (The) Co.................................................      4.51%        05/01/23          2,361,000
       9,443,000  General Dynamics Corp...........................................      3.38%        05/15/23          9,438,014
      30,458,000  L3Harris Technologies, Inc......................................      3.85%        06/15/23         30,403,443
      32,443,000  Northrop Grumman Corp...........................................      3.25%        08/01/23         32,259,328
      20,645,000  Northrop Grumman Corp...........................................      2.93%        01/15/25         20,030,788
                                                                                                                 ---------------
                                                                                                                      94,492,573
                                                                                                                 ---------------
                  AUTO MANUFACTURERS -- 1.1%
      20,000,000  American Honda Finance Corp., Medium-Term Note,
                     3 Mo. LIBOR + 0.37% (a)......................................      5.23%        05/10/23         19,997,284
       6,159,000  BMW US Capital LLC, SOFR Compounded Index +
                     0.53% (a) (b)................................................      5.37%        04/01/24          6,143,415
       4,000,000  Daimler Trucks Finance North America LLC (b)....................      1.13%        12/14/23          3,889,442
       5,000,000  Daimler Trucks Finance North America LLC, SOFR +
                     0.60% (a) (b)................................................      5.41%        12/14/23          4,997,404
       3,900,000  General Motors Financial Co., Inc...............................      4.15%        06/19/23          3,891,062
      15,000,000  General Motors Financial Co., Inc., SOFR + 0.76% (a)............      5.55%        03/08/24         14,934,387
       7,000,000  Hyundai Capital America (b).....................................      1.00%        09/17/24          6,584,707
       3,000,000  Nissan Motor Acceptance Co. LLC, 3 Mo. LIBOR +
                     0.64% (a) (b)................................................      5.65%        03/08/24          2,966,514
      10,000,000  Toyota Motor Credit Corp., Series B, SOFR + 0.29% (a)...........      5.09%        09/13/24          9,926,326
       1,000,000  Toyota Motor Credit Corp., Medium-Term Note.....................      2.50%        03/22/24            978,210
      15,676,000  Volkswagen Group of America Finance LLC (b).....................      3.13%        05/12/23         15,665,430
                                                                                                                 ---------------
                                                                                                                      89,974,181
                                                                                                                 ---------------
                  BANKS -- 6.2%
      10,000,000  Bank of America Corp., SOFR + 0.69% (a).........................      5.53%        04/22/25          9,925,106
       1,975,000  Bank of America Corp. (c).......................................      3.37%        01/23/26          1,903,765
      10,397,000  Bank of America Corp., Medium-Term Note.........................      4.13%        01/22/24         10,311,322
      24,771,000  Bank of America Corp., Medium-Term Note.........................      4.00%        04/01/24         24,500,152
      15,000,000  Bank of America Corp., Medium-Term Note, 3 Mo.
                     Bloomberg Short Term Bank Yield + 0.43% (a)..................      5.27%        05/28/24         14,969,550


Page 12                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  BANKS (CONTINUED)
$     23,004,000  Bank of America Corp., Medium-Term Note (c).....................      3.86%        07/23/24    $    22,905,805
       5,000,000  Bank of America Corp., Medium-Term Note (c).....................      3.09%        10/01/25          4,826,643
       8,000,000  Bank of New York Mellon (The) Corp., Medium-Term
                     Note.........................................................      1.60%        04/24/25          7,530,933
      11,955,000  Bank of New York Mellon (The) Corp., Medium-Term
                     Note.........................................................      3.35%        04/25/25         11,601,217
       4,253,000  Citigroup, Inc. (c).............................................      1.68%        05/15/24          4,246,760
      34,824,000  Citigroup, Inc. (c).............................................      4.04%        06/01/24         34,773,987
      14,727,000  Citigroup, Inc..................................................      3.75%        06/16/24         14,521,381
      10,588,000  Fifth Third Bancorp.............................................      1.63%        05/05/23         10,584,626
       5,341,000  Fifth Third Bancorp.............................................      3.65%        01/25/24          5,252,879
       7,000,000  Goldman Sachs Group (The), Inc..................................      1.22%        12/06/23          6,836,609
      26,116,000  Goldman Sachs Group (The), Inc..................................      3.63%        02/20/24         25,779,521
      26,844,000  Goldman Sachs Group (The), Inc..................................      3.00%        03/15/24         26,282,359
      12,500,000  Goldman Sachs Group (The), Inc., SOFR + 0.50% (a)...............      5.30%        09/10/24         12,429,926
       4,000,000  Goldman Sachs Group (The), Inc., SOFR + 0.49% (a)...............      5.33%        10/21/24          3,962,712
      10,000,000  Goldman Sachs Group (The), Inc..................................      5.70%        11/01/24         10,093,074
      11,000,000  JPMorgan Chase & Co.............................................      3.38%        05/01/23         11,000,000
      30,309,000  JPMorgan Chase & Co. (c)........................................      3.80%        07/23/24         30,186,373
       4,900,000  JPMorgan Chase & Co.............................................      3.88%        09/10/24          4,817,903
      10,000,000  JPMorgan Chase & Co., SOFR + 0.54% (a)..........................      5.31%        06/01/25          9,905,322
      10,000,000  JPMorgan Chase & Co. (c)........................................      5.55%        12/15/25         10,050,097
      30,000,000  Morgan Stanley, Series F........................................      3.88%        04/29/24         29,589,574
      12,515,000  Morgan Stanley, Global Medium-Term Note.........................      3.70%        10/23/24         12,277,513
      15,000,000  Morgan Stanley, Global Medium-Term Note (c).....................      0.79%        01/22/25         14,470,125
       5,000,000  Morgan Stanley, Medium-Term Note................................      4.10%        05/22/23          4,994,720
      30,344,000  Morgan Stanley, Medium-Term Note, SOFR +
                     0.46% (a)....................................................      5.29%        01/25/24         30,321,921
      14,646,000  PNC Financial Services Group, (The), Inc........................      3.50%        01/23/24         14,433,222
         566,000  State Street Corp. (c)..........................................      4.86%        01/26/26            565,418
      26,945,000  Truist Bank (c).................................................      3.69%        08/02/24         26,791,496
      15,000,000  Truist Financial Corp., Medium-Term Note........................      3.75%        12/06/23         14,834,438
      12,000,000  Truist Financial Corp., Medium-Term Note, SOFR +
                     0.40% (a)....................................................      5.19%        06/09/25         11,552,333
      14,758,000  Wells Fargo & Co., Medium-Term Note.............................      3.75%        01/24/24         14,592,395
       2,401,000  Wells Fargo & Co., Medium-Term Note (c).........................      1.65%        06/02/24          2,393,030
                                                                                                                 ---------------
                                                                                                                     506,014,207
                                                                                                                 ---------------
                  BEVERAGES -- 0.9%
       5,000,000  Anheuser-Busch InBev Worldwide, Inc., 3 Mo. LIBOR +
                     0.74% (a)....................................................      5.94%        01/12/24          5,007,532
      21,035,000  Constellation Brands, Inc.......................................      3.60%        05/09/24         20,695,111
       5,000,000  Constellation Brands, Inc.......................................      4.75%        11/15/24          4,992,357
      15,000,000  Constellation Brands, Inc.......................................      5.00%        02/02/26         14,958,040
      19,619,000  Keurig Dr Pepper, Inc...........................................      0.75%        03/15/24         18,893,292
      10,000,000  PepsiCo, Inc....................................................      0.40%        10/07/23          9,812,561
                                                                                                                 ---------------
                                                                                                                      74,358,893
                                                                                                                 ---------------
                  BIOTECHNOLOGY -- 1.6%
      17,796,000  Amgen, Inc......................................................      2.25%        08/19/23         17,623,893
      10,000,000  Amgen, Inc......................................................      3.63%        05/22/24          9,862,417
      25,229,000  Amgen, Inc......................................................      5.25%        03/02/25         25,457,533
       7,000,000  Amgen, Inc......................................................      5.51%        03/02/26          7,028,730


                        See Notes to Financial Statements                Page 13


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  BIOTECHNOLOGY (CONTINUED)
$     33,756,000  Gilead Sciences, Inc............................................      2.50%        09/01/23    $    33,429,775
      30,179,000  Gilead Sciences, Inc............................................      0.75%        09/29/23         29,639,401
      12,081,000  Gilead Sciences, Inc............................................      3.70%        04/01/24         11,914,021
                                                                                                                 ---------------
                                                                                                                     134,955,770
                                                                                                                 ---------------
                  BUILDING MATERIALS -- 0.5%
      38,660,000  Martin Marietta Materials, Inc..................................      0.65%        07/15/23         38,265,056
       3,618,000  Martin Marietta Materials, Inc..................................      4.25%        07/02/24          3,581,064
                                                                                                                 ---------------
                                                                                                                      41,846,120
                                                                                                                 ---------------
                  CHEMICALS -- 0.1%
       6,140,000  International Flavors & Fragrances, Inc.........................      3.20%        05/01/23          6,140,000
       3,140,000  Westlake Chemical Corp..........................................      0.88%        08/15/24          2,976,361
                                                                                                                 ---------------
                                                                                                                       9,116,361
                                                                                                                 ---------------
                  COMMERCIAL SERVICES -- 1.0%
      33,443,000  Global Payments, Inc............................................      3.75%        06/01/23         33,378,968
      13,846,000  Global Payments, Inc............................................      4.00%        06/01/23         13,825,979
       3,049,000  Global Payments, Inc............................................      1.50%        11/15/24          2,879,279
      30,451,000  Moody's Corp....................................................      4.88%        02/15/24         30,293,019
       3,356,000  PayPal Holdings, Inc............................................      1.35%        06/01/23          3,342,486
                                                                                                                 ---------------
                                                                                                                      83,719,731
                                                                                                                 ---------------
                  COSMETICS/PERSONAL CARE -- 0.0%
       1,000,000  Kenvue, Inc. (b)................................................      5.50%        03/22/25          1,017,403
                                                                                                                 ---------------
                  DIVERSIFIED FINANCIAL SERVICES -- 0.3%
       7,280,000  American Express Co.............................................      3.70%        08/03/23          7,244,805
       2,292,000  American Express Co., 3 Mo. LIBOR + 0.75% (a)...................      6.05%        08/03/23          2,292,410
       3,766,000  American Express Co.............................................      3.38%        05/03/24          3,696,977
       8,000,000  Capital One Financial Corp., SOFR + 0.69% (a)...................      5.48%        12/06/24          7,833,326
                                                                                                                 ---------------
                                                                                                                      21,067,518
                                                                                                                 ---------------
                  ELECTRIC -- 3.9%
      22,171,000  Alabama Power Co., Series 13-A..................................      3.55%        12/01/23         21,950,759
       7,224,000  American Electric Power Co., Inc., Series A, 3 Mo.
                     LIBOR + 0.48% (a)............................................      5.78%        11/01/23          7,213,030
      18,860,000  Baltimore Gas and Electric Co...................................      3.35%        07/01/23         18,793,020
       7,070,000  CenterPoint Energy, Inc., SOFR Compounded Index +
                     0.65% (a)....................................................      5.37%        05/13/24          7,038,822
      10,537,000  Delmarva Power & Light Co.......................................      3.50%        11/15/23         10,435,211
      13,573,000  Dominion Energy, Inc., Series D, 3 Mo. LIBOR +
                     0.53% (a)....................................................      5.40%        09/15/23         13,562,682
       3,000,000  Duke Energy Corp., SOFR + 0.25% (a).............................      5.05%        06/10/23          2,999,565
      36,703,000  Duke Energy Corp................................................      3.75%        04/15/24         36,122,997
      26,335,000  Georgia Power Co., Series A.....................................      2.10%        07/30/23         26,118,880
      10,000,000  NextEra Energy Capital Holdings, Inc., SOFR
                     Compounded Index + 0.40% (a).................................      5.24%        11/03/23          9,975,496
      15,488,000  NextEra Energy Capital Holdings, Inc............................      4.26%        09/01/24         15,345,590
      11,950,000  Northern States Power Co........................................      2.60%        05/15/23         11,933,436
      15,000,000  Oklahoma Gas and Electric Co....................................      0.55%        05/26/23         14,955,648
      20,786,000  Pacific Gas and Electric Co.....................................      4.25%        08/01/23         20,713,321
       5,000,000  Pacific Gas and Electric Co.....................................      3.85%        11/15/23          4,945,426


Page 14                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  ELECTRIC (CONTINUED)
$      5,637,000  Public Service Electric and Gas Co., Medium-Term
                     Note.........................................................      2.38%        05/15/23    $     5,629,415
      25,570,000  Public Service Enterprise Group, Inc............................      0.84%        11/08/23         24,965,721
       4,000,000  Southern California Edison Co., Series J........................      0.70%        08/01/23          3,954,953
       7,550,000  Southern (The) Co., Series 2021, SOFR Compounded
                     Index + 0.37% (a)............................................      5.08%        05/10/23          7,549,160
      29,943,000  Virginia Electric and Power Co..................................      3.45%        02/15/24         29,561,774
      30,990,000  WEC Energy Group, Inc...........................................      0.80%        03/15/24         29,826,939
                                                                                                                 ---------------
                                                                                                                     323,591,845
                                                                                                                 ---------------
                  ENVIRONMENTAL CONTROL -- 1.4%
      31,280,000  Republic Services, Inc..........................................      4.75%        05/15/23         31,267,102
      38,630,000  Republic Services, Inc..........................................      2.50%        08/15/24         37,443,985
       5,044,000  Republic Services, Inc..........................................      3.20%        03/15/25          4,910,012
      26,631,000  Waste Management, Inc...........................................      2.40%        05/15/23         26,604,068
       5,412,000  Waste Management, Inc...........................................      3.50%        05/15/24          5,330,469
      12,296,000  Waste Management, Inc...........................................      3.13%        03/01/25         11,996,024
                                                                                                                 ---------------
                                                                                                                     117,551,660
                                                                                                                 ---------------
                  FOOD -- 0.3%
      17,368,000  Conagra Brands, Inc.............................................      4.30%        05/01/24         17,199,098
      10,000,000  ConAgra Brands, Inc.............................................      0.50%        08/11/23          9,864,351
                                                                                                                 ---------------
                                                                                                                      27,063,449
                                                                                                                 ---------------
                  GAS -- 0.1%
       5,000,000  Southern California Gas Co., 3 Mo. LIBOR + 0.35% (a)............      5.49%        09/14/23          4,987,732
                                                                                                                 ---------------
                  HEALTH CARE PRODUCTS -- 2.1%
      15,000,000  Abbott Laboratories.............................................      3.40%        11/30/23         14,887,800
      15,000,000  Baxter International, Inc.......................................      0.87%        12/01/23         14,586,042
      10,000,000  Baxter International, Inc., SOFR Compounded Index +
                     0.26% (a)....................................................      5.03%        12/01/23          9,956,326
       9,177,000  Baxter International, Inc.......................................      1.32%        11/29/24          8,646,452
      10,000,000  Baxter International, Inc., SOFR Compounded Index +
                     0.44% (a)....................................................      5.20%        11/29/24          9,811,605
       4,242,000  Boston Scientific Corp..........................................      3.45%        03/01/24          4,179,931
      16,000,000  PerkinElmer, Inc................................................      0.55%        09/15/23         15,726,662
      18,995,000  Stryker Corp....................................................      0.60%        12/01/23         18,489,927
      34,553,000  Thermo Fisher Scientific, Inc...................................      0.80%        10/18/23         33,870,367
      10,000,000  Thermo Fisher Scientific, Inc., SOFR Compounded Index +
                     0.39% (a)....................................................      5.23%        10/18/23          9,987,171
      20,452,000  Thermo Fisher Scientific, Inc...................................      1.22%        10/18/24         19,481,676
       1,000,000  Thermo Fisher Scientific, Inc., SOFR Compounded Index +
                     0.53% (a)....................................................      5.37%        10/18/24          1,000,042
       5,177,000  Zimmer Biomet Holdings, Inc.....................................      1.45%        11/22/24          4,903,919
       7,000,000  Zimmer Biomet Holdings, Inc.....................................      3.55%        04/01/25          6,815,826
                                                                                                                 ---------------
                                                                                                                     172,343,746
                                                                                                                 ---------------
                  HEALTH CARE SERVICES -- 2.7%
      34,358,000  Aetna, Inc......................................................      2.80%        06/15/23         34,249,548
       7,323,000  Aetna, Inc......................................................      3.50%        11/15/24          7,147,514
      32,000,000  Elevance Health, Inc............................................      3.50%        08/15/24         31,416,347
       8,780,000  Elevance Health, Inc............................................      2.38%        01/15/25          8,447,879
      16,667,000  Elevance Health, Inc............................................      4.90%        02/08/26         16,644,770


                        See Notes to Financial Statements                Page 15


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  HEALTH CARE SERVICES (CONTINUED)
$     29,451,000  HCA, Inc........................................................      5.00%        03/15/24    $    29,318,663
       7,600,000  HCA, Inc........................................................      5.38%        02/01/25          7,606,608
      33,000,000  Humana, Inc.....................................................      0.65%        08/03/23         32,606,493
       3,669,000  Humana, Inc.....................................................      3.85%        10/01/24          3,612,773
      12,600,000  Humana, Inc.....................................................      4.50%        04/01/25         12,530,825
      14,800,000  Humana, Inc.....................................................      5.70%        03/13/26         14,920,890
       6,600,000  Roche Holdings, Inc. (b)........................................      0.45%        03/05/24          6,346,959
       4,799,000  UnitedHealth Group, Inc.........................................      3.50%        06/15/23          4,789,385
      10,000,000  UnitedHealth Group, Inc.........................................      3.50%        02/15/24          9,887,297
       6,591,000  UnitedHealth Group, Inc.........................................      0.55%        05/15/24          6,309,282
                                                                                                                 ---------------
                                                                                                                     225,835,233
                                                                                                                 ---------------
                  INSURANCE -- 1.4%
      15,069,000  Allstate (The) Corp.............................................      3.15%        06/15/23         15,022,567
       5,000,000  Athene Global Funding, SOFR Compounded Index +
                     0.70% (a) (b)................................................      5.45%        05/24/24          4,949,646
       3,000,000  Brighthouse Financial Global Funding, SOFR +
                     0.76% (a) (b)................................................      5.60%        04/12/24          2,967,137
       9,600,000  Brown & Brown, Inc..............................................      4.20%        09/15/24          9,491,800
      11,587,000  Marsh & McLennan Cos., Inc......................................      4.05%        10/15/23         11,513,909
      30,509,000  Marsh & McLennan Cos., Inc......................................      3.88%        03/15/24         30,132,823
       5,906,000  Marsh & McLennan Cos., Inc......................................      3.50%        06/03/24          5,797,561
       3,100,000  Marsh & McLennan Cos., Inc......................................      3.50%        03/10/25          3,038,397
       7,000,000  Metropolitan Life Global Funding I, SOFR +
                     0.30% (a) (b)................................................      5.14%        09/27/24          6,954,004
       5,000,000  New York Life Global Funding, SOFR Compounded
                     Index + 0.43% (a) (b)........................................      5.21%        06/06/24          4,986,383
      13,054,000  Principal Life Global Funding II, SOFR + 0.45% (a) (b)..........      5.29%        04/12/24         13,028,953
       5,000,000  Principal Life Global Funding II, SOFR + 0.38% (a) (b)..........      5.14%        08/23/24          4,974,217
                                                                                                                 ---------------
                                                                                                                     112,857,397
                                                                                                                 ---------------
                  LODGING -- 0.1%
      10,500,000  Hyatt Hotels Corp...............................................      1.30%        10/01/23         10,345,973
                                                                                                                 ---------------
                  MACHINERY-DIVERSIFIED -- 0.5%
       3,955,000  John Deere Capital Corp., Global Medium-Term Note,
                     3 Mo. LIBOR + 0.55% (a)......................................      5.53%        06/07/23          3,954,414
       9,500,000  John Deere Capital Corp., Medium-Term Note......................      0.40%        10/10/23          9,318,914
      15,000,000  John Deere Capital Corp., Medium-Term Note......................      5.15%        03/03/25         15,184,048
      15,549,000  Rockwell Automation, Inc........................................      0.35%        08/15/23         15,329,745
                                                                                                                 ---------------
                                                                                                                      43,787,121
                                                                                                                 ---------------
                  MEDIA -- 0.7%
      35,087,000  Charter Communications Operating LLC / Charter
                     Communications Operating Capital.............................      4.50%        02/01/24         34,684,648
      11,612,000  Charter Communications Operating LLC / Charter
                     Communications Operating Capital, 3 Mo. LIBOR +
                     1.65% (a)....................................................      6.95%        02/01/24         11,660,805
       7,387,000  Comcast Corp....................................................      3.70%        04/15/24          7,297,553
       5,400,000  Comcast Corp....................................................      3.38%        02/15/25          5,304,209
                                                                                                                 ---------------
                                                                                                                      58,947,215
                                                                                                                 ---------------


Page 16                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  MISCELLANEOUS MANUFACTURING -- 0.1%
$      8,312,000  Parker-Hannifin Corp............................................      3.65%        06/15/24    $     8,189,910
                                                                                                                 ---------------
                  OIL & GAS -- 0.1%
       5,000,000  Chevron Corp....................................................      1.14%        05/11/23          4,995,694
                                                                                                                 ---------------
                  PHARMACEUTICALS -- 5.4%
      34,847,000  AbbVie, Inc.....................................................      2.85%        05/14/23         34,813,878
      16,398,000  AbbVie, Inc.....................................................      3.75%        11/14/23         16,254,852
      20,877,000  AbbVie, Inc.....................................................      3.85%        06/15/24         20,636,170
      15,425,000  AbbVie, Inc.....................................................      2.60%        11/21/24         14,896,092
      18,095,000  AmerisourceBergen Corp..........................................      3.40%        05/15/24         17,765,706
      23,951,000  Astrazeneca Finance LLC.........................................      0.70%        05/28/24         22,920,891
      41,852,000  Bayer US Finance II LLC (b).....................................      3.88%        12/15/23         41,426,730
      22,743,000  Becton Dickinson & Co...........................................      3.36%        06/06/24         22,354,975
      15,126,000  Bristol-Myers Squibb Co.........................................      3.25%        11/01/23         14,986,270
      24,205,000  Cigna Group (The)...............................................      3.00%        07/15/23         24,075,325
      31,381,000  Cigna Group (The)...............................................      3.75%        07/15/23         31,267,887
      30,358,000  Cigna Group (The)...............................................      3.50%        06/15/24         29,862,528
       5,257,000  Cigna Group (The)...............................................      5.69%        03/15/26          5,291,155
      29,320,000  CVS Health Corp.................................................      4.00%        12/05/23         29,087,758
      11,450,000  CVS Health Corp.................................................      3.38%        08/12/24         11,236,587
       4,954,000  CVS Health Corp.................................................      2.63%        08/15/24          4,810,477
      40,964,000  Johnson & Johnson...............................................      3.38%        12/05/23         40,514,681
      40,000,000  McKesson Corp...................................................      3.80%        03/15/24         39,480,918
      19,350,000  McKesson Corp...................................................      5.25%        02/15/26         19,362,195
                                                                                                                 ---------------
                                                                                                                     441,045,075
                                                                                                                 ---------------
                  PIPELINES -- 3.0%
      20,014,000  Energy Transfer, L.P............................................      5.88%        01/15/24         20,011,581
      14,014,000  Energy Transfer, L.P. / Regency Energy Finance Corp.............      4.50%        11/01/23         13,929,671
      40,393,000  Enterprise Products Operating LLC...............................      3.90%        02/15/24         39,964,738
      17,481,000  Enterprise Products Operating LLC...............................      3.75%        02/15/25         17,265,637
      12,000,000  Kinder Morgan Energy Partners, L.P..............................      4.15%        02/01/24         11,906,498
       7,302,000  Kinder Morgan Energy Partners, L.P..............................      4.30%        05/01/24          7,237,642
      37,249,000  Kinder Morgan, Inc. (b).........................................      5.63%        11/15/23         37,242,818
      11,465,000  Plains All American Pipeline, L.P. / PAA Finance Corp...........      3.85%        10/15/23         11,367,335
      39,028,000  Spectra Energy Partners, L.P....................................      4.75%        03/15/24         38,784,515
      18,413,000  Williams Cos., (The), Inc.......................................      4.50%        11/15/23         18,331,680
      27,695,000  Williams Cos., (The), Inc.......................................      4.30%        03/04/24         27,472,089
                                                                                                                 ---------------
                                                                                                                     243,514,204
                                                                                                                 ---------------
                  REAL ESTATE INVESTMENT TRUSTS -- 0.4%
      17,074,000  Crown Castle, Inc...............................................      3.15%        07/15/23         16,996,588
      15,190,000  Public Storage, SOFR + 0.47% (a)................................      5.31%        04/23/24         15,144,910
                                                                                                                 ---------------
                                                                                                                      32,141,498
                                                                                                                 ---------------
                  RETAIL -- 0.8%
       3,000,000  AutoZone, Inc...................................................      3.13%        07/15/23          2,992,102
      30,000,000  AutoZone, Inc...................................................      3.13%        04/18/24         29,379,725
      12,005,000  Lowe's Cos., Inc................................................      3.88%        09/15/23         11,948,693
      22,327,000  O'reilly Automotive, Inc........................................      3.85%        06/15/23         22,260,887
                                                                                                                 ---------------
                                                                                                                      66,581,407
                                                                                                                 ---------------


                        See Notes to Financial Statements                Page 17


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  SEMICONDUCTORS -- 0.7%
$      9,955,000  Marvell Technology, Inc.........................................      4.20%        06/22/23    $     9,936,044
      16,156,000  Microchip Technology, Inc.......................................      4.33%        06/01/23         16,136,916
       5,820,000  Microchip Technology, Inc.......................................      0.98%        09/01/24          5,479,380
       1,727,000  Qorvo, Inc. (b).................................................      1.75%        12/15/24          1,619,054
      25,343,000  Skyworks Solutions, Inc.........................................      0.90%        06/01/23         25,242,414
                                                                                                                 ---------------
                                                                                                                      58,413,808
                                                                                                                 ---------------
                  SOFTWARE -- 3.1%
       8,054,000  Cadence Design Systems, Inc.....................................      4.38%        10/15/24          7,969,418
      17,700,000  Fidelity National Information Services, Inc.....................      0.60%        03/01/24         16,977,052
      33,142,000  Fiserv, Inc.....................................................      3.80%        10/01/23         32,922,359
      19,472,000  Fiserv, Inc.....................................................      2.75%        07/01/24         18,926,118
      20,877,000  Infor, Inc. (b).................................................      1.45%        07/15/23         20,697,171
       8,979,000  Microsoft Corp..................................................      3.63%        12/15/23          8,927,298
         825,000  Oracle Corp.....................................................      3.63%        07/15/23            821,929
      16,849,000  Oracle Corp.....................................................      2.40%        09/15/23         16,666,117
      34,555,000  Oracle Corp.....................................................      3.40%        07/08/24         33,889,922
      20,119,000  Oracle Corp.....................................................      2.95%        11/15/24         19,481,584
      34,542,000  Roper Technologies, Inc.........................................      3.65%        09/15/23         34,338,211
       2,061,000  Roper Technologies, Inc.........................................      2.35%        09/15/24          1,988,112
      25,567,000  VMware, Inc.....................................................      0.60%        08/15/23         25,216,449
      20,178,000  VMware, Inc.....................................................      1.00%        08/15/24         19,109,905
                                                                                                                 ---------------
                                                                                                                     257,931,645
                                                                                                                 ---------------
                  TELECOMMUNICATIONS -- 0.7%
       9,936,000  AT&T, Inc., SOFR Compounded Index + 0.64% (a)...................      5.48%        03/25/24          9,919,944
      10,000,000  AT&T, Inc., 3 Mo. LIBOR + 1.18% (a).............................      6.33%        06/12/24         10,062,876
      23,124,000  T-Mobile USA, Inc...............................................      3.50%        04/15/25         22,506,602
      11,421,000  Verizon Communications, Inc., SOFR Compounded Index
                     + 0.50% (a)..................................................      5.33%        03/22/24         11,411,892
                                                                                                                 ---------------
                                                                                                                      53,901,314
                                                                                                                 ---------------
                  TRANSPORTATION -- 0.8%
      17,620,000  CSX Corp........................................................      3.40%        08/01/24         17,258,134
      22,665,000  Union Pacific Corp..............................................      3.50%        06/08/23         22,625,657
      25,000,000  Union Pacific Corp..............................................      3.65%        02/15/24         24,705,670
       1,539,000  Union Pacific Corp..............................................      3.75%        03/15/24          1,522,679
                                                                                                                 ---------------
                                                                                                                      66,112,140
                                                                                                                 ---------------
                  WATER -- 0.2%
      16,425,000  American Water Capital Corp.....................................      3.85%        03/01/24         16,281,948
                                                                                                                 ---------------
                  TOTAL CORPORATE BONDS AND NOTES..............................................................    3,402,982,771
                  (Cost $3,410,735,344)                                                                          ---------------

FOREIGN CORPORATE BONDS AND NOTES -- 8.5%

                  BANKS -- 4.3%
      10,000,000  Bank of Montreal, Medium-Term Note, SOFR
                     Compounded Index + 0.32% (a).................................      5.16%        07/09/24          9,941,497
      31,043,000  Bank of Montreal, Medium-Term Note, Series E....................      3.30%        02/05/24         30,551,981
      30,000,000  Bank of Montreal, Medium-Term Note, Series H....................      4.25%        09/14/24         29,618,276
      25,000,000  Bank of Nova Scotia (The), SOFR Compounded Index +
                     0.45% (a)....................................................      5.28%        04/15/24         24,898,287
       8,000,000  Bank of Nova Scotia (The), SOFR + 0.38% (a).....................      5.22%        07/31/24          7,955,440


Page 18                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

                  BANKS (CONTINUED)
$      5,000,000  Banque Federative du Credit Mutuel S.A., SOFR
                     Compounded Index + 0.41% (a) (b).............................      5.10%        02/04/25    $     4,942,261
      15,623,000  Barclays PLC (c)................................................      4.34%        05/16/24         15,607,631
       8,500,000  Canadian Imperial Bank of Commerce, SOFR +
                     0.34% (a)....................................................      5.17%        06/22/23          8,500,254
      18,350,000  Cooperatieve Rabobank UA (b)....................................      3.88%        09/26/23         18,220,309
       5,000,000  Danske Bank A/S (b) (c).........................................      0.98%        09/10/25          4,665,049
      10,000,000  Deutsche Bank AG/New York NY, Series E, SOFR +
                     0.50% (a)....................................................      5.20%        11/08/23          9,910,355
       6,200,000  Federation des Caisses Desjardins du Quebec, SOFR +
                     0.43% (a) (b)................................................      5.18%        05/21/24          6,164,939
       6,000,000  ING Groep N.V., 3 Mo. LIBOR + 1.00% (a).........................      6.18%        10/02/23          6,010,567
      11,282,000  Lloyds Banking Group PLC........................................      4.05%        08/16/23         11,223,370
       5,000,000  Macquarie Group Ltd., SOFR + 0.71% (a) (b)......................      5.55%        10/14/25          4,920,755
       3,306,000  Mizuho Financial Group, Inc. (c)................................      0.85%        09/08/24          3,249,891
       5,000,000  National Bank of Canada, SOFR + 0.49% (a).......................      5.19%        08/06/24          4,975,861
       7,615,000  NatWest Group PLC (c)...........................................      2.36%        05/22/24          7,598,120
      14,885,000  NatWest Markets PLC, SOFR + 0.53% (a) (b).......................      5.25%        08/12/24         14,761,103
       8,000,000  Royal Bank of Canada, SOFR Compounded Index +
                     0.36% (a)....................................................      5.20%        07/29/24          7,944,407
      18,454,000  Royal Bank of Canada, Global Medium-Term Note, SOFR
                     Compounded Index + 0.30% (a).................................      5.14%        01/19/24         18,404,976
       8,700,000  Royal Bank of Canada, Global Medium-Term Note...................      4.95%        04/25/25          8,708,498
      10,000,000  Sumitomo Mitsui Trust Bank Ltd., SOFR +
                     0.44% (a) (b)................................................      5.24%        09/16/24          9,940,120
      26,662,000  Toronto-Dominion Bank (The), Global Medium-Term
                     Note.........................................................      3.25%        03/11/24         26,188,073
       3,374,000  Toronto-Dominion Bank (The), Medium-Term Note...................      2.35%        03/08/24          3,286,663
      10,000,000  Toronto-Dominion Bank (The), Medium-Term Note,
                     SOFR + 0.91% (a).............................................      5.70%        03/08/24         10,004,230
       5,000,000  UBS AG/London, SOFR + 0.45% (a) (b).............................      5.16%        08/09/24          4,970,144
      40,000,000  UBS Group AG (b) (c)............................................      1.01%        07/30/24         39,444,736
                                                                                                                 ---------------
                                                                                                                     352,607,793
                                                                                                                 ---------------
                  BEVERAGES -- 0.1%
      11,000,000  JDE Peet's N.V. (b).............................................      0.80%        09/24/24         10,270,010
                                                                                                                 ---------------
                  BIOTECHNOLOGY -- 0.4%
      30,000,000  Royalty Pharma PLC..............................................      0.75%        09/02/23         29,486,248
                                                                                                                 ---------------
                  CHEMICALS -- 0.3%
      19,133,000  Nutrien Ltd.....................................................      1.90%        05/13/23         19,107,921
       7,600,000  Nutrien Ltd.....................................................      5.90%        11/07/24          7,699,524
                                                                                                                 ---------------
                                                                                                                      26,807,445
                                                                                                                 ---------------
                  HEALTH CARE PRODUCTS -- 0.1%
      12,674,000  DH Europe Finance II Sarl.......................................      2.20%        11/15/24         12,190,617
                                                                                                                 ---------------
                  INSURANCE -- 0.2%
      16,860,000  Aon Global Ltd..................................................      4.00%        11/27/23         16,708,054
                                                                                                                 ---------------
                  OIL & GAS -- 0.4%
      30,000,000  Canadian Natural Resources Ltd..................................      3.80%        04/15/24         29,512,615
                                                                                                                 ---------------


                        See Notes to Financial Statements                Page 19


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

                  OIL & GAS SERVICES -- 0.2%
$     15,776,000  Schlumberger Investment S.A.....................................      3.65%        12/01/23    $    15,624,074
                                                                                                                 ---------------
                  PHARMACEUTICALS -- 1.2%
      12,436,000  AstraZeneca PLC.................................................      0.30%        05/26/23         12,396,934
      12,000,000  AstraZeneca PLC.................................................      3.50%        08/17/23         11,948,974
       8,860,000  GlaxoSmithKline Capital PLC.....................................      0.53%        10/01/23          8,689,246
       5,275,000  Sanofi..........................................................      3.38%        06/19/23          5,259,705
      30,393,000  Shire Acquisitions Investments Ireland DAC......................      2.88%        09/23/23         30,081,886
      27,517,000  Takeda Pharmaceutical Co., Ltd..................................      4.40%        11/26/23         27,364,510
                                                                                                                 ---------------
                                                                                                                      95,741,255
                                                                                                                 ---------------
                  PIPELINES -- 0.9%
      17,142,000  Enbridge, Inc...................................................      4.00%        10/01/23         17,040,022
       5,442,000  Enbridge, Inc...................................................      0.55%        10/04/23          5,324,664
       5,362,000  Enbridge, Inc...................................................      2.15%        02/16/24          5,224,922
       3,000,000  Enbridge, Inc., SOFR Compounded Index + 0.63% (a)...............      5.36%        02/16/24          2,992,122
       8,092,000  Enbridge, Inc...................................................      3.50%        06/10/24          7,969,528
      36,500,000  TransCanada Pipelines Ltd.......................................      3.75%        10/16/23         36,203,227
                                                                                                                 ---------------
                                                                                                                      74,754,485
                                                                                                                 ---------------
                  SEMICONDUCTORS -- 0.4%
      32,166,000  Broadcom Corp. / Broadcom Cayman Finance Ltd....................      3.63%        01/15/24         31,774,849
                                                                                                                 ---------------
                  TRANSPORTATION -- 0.0%
       5,000,000  Canadian Pacific Railway Co.....................................      1.35%        12/02/24          4,725,982
                                                                                                                 ---------------
                  TOTAL FOREIGN CORPORATE BONDS AND NOTES......................................................      700,203,427
                  (Cost $703,240,415)                                                                            ---------------

ASSET-BACKED SECURITIES -- 3.5%

                  American Credit Acceptance Receivables Trust
          83,645     Series 2022-1, Class A (b)...................................      0.99%        12/15/25             83,507
                  BMW Vehicle Lease Trust
      15,000,000     Series 2023-1, Class A3......................................      5.16%        11/25/25         15,030,394
                  BMW Vehicle Owner Trust
       8,543,067     Series 2022-A, Class A2A.....................................      2.52%        12/26/24          8,472,461
                  Chase Auto Owner Trust
      10,465,788     Series 2022-AA, Class A2 (b).................................      3.86%        10/27/25         10,381,294
                  Dell Equipment Finance Trust
      12,000,000     Series 2023-1, Class A2 (b)..................................      5.65%        09/22/28         12,017,797
                  DT Auto Owner Trust
       1,639,737     Series 2021-4A, Class A (b)..................................      0.56%        09/15/25          1,624,079
       3,521,057     Series 2022-1A, Class A (b)..................................      1.58%        04/15/26          3,470,025
                  Exeter Automobile Receivables Trust
       1,437,686     Series 2020-3A, Class C......................................      1.32%        07/15/25          1,431,567
                  First Investors Auto Owner Trust
         653,552     Series 2021-1A, Class A (b)..................................      0.45%        03/16/26            650,219
                  Flagship Credit Auto Trust
       3,681,744     Series 2021-3, Class A (b)...................................      0.36%        07/15/27          3,585,519
                  Ford Credit Auto Owner Trust
       3,568,280     Series 2022-B, Class A2A.....................................      3.44%        02/15/25          3,541,244
      12,500,000     Series 2023-A, Class A2A.....................................      5.14%        03/15/26         12,481,657
                  Foursight Capital Automobile Receivables Trust
       1,239,872     Series 2022-1, Class A2 (b)..................................      1.15%        09/15/25          1,225,333


Page 20                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
ASSET-BACKED SECURITIES (CONTINUED)

                  GLS Auto Receivables Issuer Trust
$      1,710,415     Series 2021-4A, Class A (b)..................................      0.84%        07/15/25    $     1,693,965
       1,608,319     Series 2022-1A, Class A (b)..................................      1.98%        08/15/25          1,591,398
                  GM Financial Automobile Leasing Trust
       1,101,333     Series 2022-3, Class A2A.....................................      4.01%        10/21/24          1,094,769
                  GM Financial Consumer Automobile Receivables Trust
       7,177,451     Series 2022-2, Class A2......................................      2.52%        05/16/25          7,094,020
                  Honda Auto Receivables Owner Trust
      13,434,218     Series 2022-2, Class A2......................................      3.81%        03/18/25         13,327,132
                  Hyundai Auto Receivables Trust
       2,890,233     Series 2022-A, Class A2A.....................................      1.81%        02/18/25          2,856,487
                  John Deere Owner Trust
      20,000,000     Series 2022-C, Class A2......................................      4.98%        08/15/25         19,954,876
      14,000,000     Series 2023-A, Class A2......................................      5.28%        03/16/26         14,040,606
                  MVW Owner Trust
       1,394,277     Series 2018-1A, Class A (b)..................................      3.45%        01/21/36          1,357,698
                  OSCAR US Funding Trust IX LLC
         339,541     Series 2018-2A, Class A4 (b).................................      3.63%        09/10/25            339,779
                  OSCAR US Funding XIII LLC
       2,324,460     Series 2021-2A, Class A2 (b).................................      0.39%        08/12/24          2,314,102
                  OSCAR US Funding XIV LLC
       5,143,123     Series 2022-1A, Class A2 (b).................................      1.60%        03/10/25          5,070,171
                  Sierra Timeshare Receivables Funding LLC
       3,406,667     Series 2018-2A, Class A (b)..................................      3.50%        06/20/35          3,374,613
                  Toyota Auto Receivables Owner Trust
       6,839,605     Series 2022-C, Class A2A.....................................      3.83%        08/15/25          6,778,963
                  Verizon Master Trust
       3,000,000     Series 2022-1, Class A.......................................      1.04%        01/20/27          2,970,520
      20,862,000     Series 2022-3, Class A, steps up to 3.76% on
                        11/20/23 (d)..............................................      3.01%        05/20/27         20,573,433
      15,000,000     Series 2022-5, Class A1A, steps up to 4.47% on
                        01/20/24 (d)..............................................      3.72%        07/20/27         14,799,966
      40,000,000     Series 2022-7, Class A1A, steps up to 5.98% on
                        11/20/24 (d)..............................................      5.23%        11/22/27         40,151,112
      20,000,000     Series 2023-2, Class A.......................................      4.89%        04/13/28         20,044,542
                  Westlake Automobile Receivables Trust
       1,225,575     Series 2021-2A, Class A2A (b)................................      0.32%        04/15/25          1,220,219
         317,788     Series 2021-3A, Class A2 (b).................................      0.57%        09/16/24            317,169
       6,000,000     Series 2022-1A, Class A3 (b).................................      2.42%        07/15/25          5,890,536
                  World Omni Auto Receivables Trust
      10,532,962     Series 2022-B, Class A2A.....................................      2.77%        10/15/25         10,407,387
      13,342,316     Series 2022-C, Class A2......................................      3.73%        03/16/26         13,195,159
                                                                                                                 ---------------
                  TOTAL ASSET-BACKED SECURITIES................................................................      284,453,718
                  (Cost $286,244,886)                                                                            ---------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 2.3%

                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.1%
                  Federal Home Loan Mortgage Corporation
          18,957     Series 2003-2723, Class KN...................................      5.00%        12/15/23             18,913
          90,973     Series 2004-2783, Class YB...................................      5.00%        04/15/24             90,625
          57,013     Series 2014-4387, Class DE...................................      2.00%        01/15/32             56,742
       4,346,558     Series 2017-4671, Class CA...................................      3.50%        08/15/43          4,255,464


                        See Notes to Financial Statements                Page 21


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal National Mortgage Association
$              3     Series 2009-14, Class EB.....................................      4.50%        03/25/24    $             4
          45,561     Series 2013-74, Class EL.....................................      3.00%        04/25/41             45,391
       2,076,069     Series 2014-20, Class NA.....................................      3.00%        06/25/33          2,007,064
       1,729,961     Series 2015-28, Class GC.....................................      2.50%        06/25/34          1,661,700
       2,665,535     Series 2017-18, Class VB.....................................      3.00%        05/25/40          2,622,077
                                                                                                                 ---------------
                                                                                                                      10,757,980
                                                                                                                 ---------------
                  COMMERCIAL MORTGAGE-BACKED SECURITIES -- 2.2%
                  Federal Home Loan Mortgage Corporation Multifamily
                   Structured Pass Through Certificates
      17,528,438     Series 2013-K032, Class A2...................................      3.31%        05/25/23         17,472,800
      28,948,868     Series 2013-K034, Class A2...................................      3.53%        07/25/23         28,763,769
      20,018,108     Series 2013-K035, Class A2...................................      3.46%        08/25/23         19,874,270
      32,018,086     Series 2014-K036, Class A2...................................      3.53%        10/25/23         31,715,115
      12,889,011     Series 2014-K038, Class A2...................................      3.39%        03/25/24         12,692,674
       2,701,034     Series 2014-K041, Class A1...................................      2.72%        08/25/24          2,684,681
      23,925,000     Series 2014-K041, Class A2...................................      3.17%        10/25/24         23,323,279
      15,404,337     Series 2015-K045, Class A2...................................      3.02%        01/25/25         14,934,818
       3,162,117     Series 2015-K046, Class A1...................................      2.70%        01/25/25          3,117,167
      18,000,000     Series 2015-K046, Class A2...................................      3.21%        03/25/25         17,553,560
       4,236,331     Series 2017-K725, Class A2...................................      3.00%        01/25/24          4,167,817
       1,332,912     Series 2017-KJ12, Class A2...................................      3.04%        08/25/24          1,317,439
                                                                                                                 ---------------
                                                                                                                     177,617,389
                                                                                                                 ---------------
                  PASS-THROUGH SECURITIES -- 0.0%
                  Federal Home Loan Mortgage Corporation
             893     Pool G15435..................................................      5.00%        11/01/24                897
             985     Pool G15821..................................................      5.00%        07/01/25                990
           2,545     Pool G15874..................................................      5.00%        06/01/26              2,558
                  Federal National Mortgage Association
               2     Pool AE0237..................................................      5.50%        11/01/23                  2
           3,536     Pool AE0812..................................................      5.00%        07/01/25              3,556
           3,968     Pool AL5764..................................................      5.00%        09/01/25              3,985
              80     Pool AL5812..................................................      5.50%        05/01/25                 79
           1,174     Pool AL6212..................................................      4.50%        01/01/27              1,172
           4,981     Pool AL6798..................................................      5.00%        09/01/25              5,002
          46,737     Pool BM1299..................................................      5.00%        03/01/27             46,935
                  Government National Mortgage Association
           1,799     Pool 783524..................................................      5.00%        09/15/24              1,813
                                                                                                                 ---------------
                                                                                                                          66,989
                                                                                                                 ---------------
                  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES......................................      188,442,358
                  (Cost $189,238,891)                                                                            ---------------

U.S. GOVERNMENT BONDS AND NOTES -- 2.0%

      60,000,000  U.S. Treasury Note..............................................      1.75%        05/15/23         59,933,685
      85,000,000  U.S. Treasury Note..............................................      2.50%        08/15/23         84,333,840
      25,000,000  U.S. Treasury Note..............................................      2.88%        10/31/23         24,754,507
                                                                                                                 ---------------
                  TOTAL U.S. GOVERNMENT BONDS AND NOTES........................................................      169,022,032
                  (Cost $169,917,863)                                                                            ---------------


Page 22                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
MORTGAGE-BACKED SECURITIES -- 0.8%

                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.5%
                  BRAVO Residential Funding Trust
$      6,047,349     Series 2021-NQM1, Class A1 (b)...............................      0.94%        02/25/49    $     5,341,215
                  CIM Trust
       1,249,204     Series 2019-INV1, Class A2, 1 Mo. LIBOR +
                        1.00% (a) (b).............................................      5.85%        02/25/49          1,202,075
         661,758     Series 2019-INV2, Class A11, 1 Mo. LIBOR +
                        0.95% (a) (b).............................................      5.80%        05/25/49            640,583
       4,738,028     Series 2019-INV3, Class A11, 1 Mo. LIBOR +
                        1.00% (a) (b).............................................      5.50%        08/25/49          4,448,335
                  COLT Mortgage Loan Trust
       3,179,472     Series 2020-2R, Class A1 (b).................................      1.33%        10/26/65          2,874,557
                  Credit Suisse Mortgage Trust
       4,497,388     Series 2019-AFC1, Class A1, steps up to 3.57% on
                        08/26/23 (b) (d)..........................................      2.57%        07/25/49          4,181,910
       4,962,654     Series 2020-NQM1, Class A1, steps up to 2.21% on
                        09/26/24 (b) (d)..........................................      1.21%        05/25/65          4,520,056
                  GCAT Trust
       2,656,651     Series 2020-NQM1, Class A1, steps up to 3.25% on
                        02/26/24 (b) (d)..........................................      2.25%        01/25/60          2,518,928
                  JP Morgan Mortgage Trust
       3,177,001     Series 2019-7, Class A11, 1 Mo. LIBOR +
                        0.90% (a) (b).............................................      5.75%        02/25/50          3,025,388
         200,405     Series 2019-8, Class A11, 1 Mo. LIBOR +
                        0.85% (a) (b).............................................      5.70%        03/25/50            187,031
       2,769,779     Series 2019-INV1, Class A11, 1 Mo. LIBOR +
                        0.95% (a) (b).............................................      5.80%        10/25/49          2,673,747
          71,139     Series 2019-LTV2, Class A11, 1 Mo. LIBOR +
                        0.90% (a) (b).............................................      5.92%        12/25/49             71,136
         233,925     Series 2019-LTV3, Class A11, 1 Mo. LIBOR +
                        0.85% (a) (b).............................................      5.70%        03/25/50            232,614
       3,709,815     Series 2020-2, Class A11, 1 Mo. LIBOR +
                        0.80% (a) (b).............................................      5.65%        07/25/50          3,507,736
         491,290     Series 2020-LTV1, Class A11, 1 Mo. LIBOR +
                        1.00% (a) (b).............................................      5.85%        06/25/50            483,158
                  OBX Trust
       1,841,778     Series 2020-INV1, Class A11, 1 Mo. LIBOR +
                        0.90% (a) (b).............................................      5.75%        12/25/49          1,711,543
                  Residential Mortgage Loan Trust
         309,800     Series 2019-3, Class A2 (b)..................................      2.94%        09/25/59            303,989
                  Starwood Mortgage Residential Trust
       1,053,746     Series 2020-1, Class A1 (b)..................................      2.28%        02/25/50          1,004,736
                  Verus Securitization Trust
       1,235,837     Series 2019-4, Class A2, steps up to 3.85% on
                        10/26/23 (b) (d)..........................................      2.85%        11/25/59          1,194,497
         741,193     Series 2019-INV2, Class A2, steps up to 3.95% on
                        08/25/23 (b) (d)..........................................      3.12%        07/25/59            718,784
         882,660     Series 2020-4, Class A2, steps up to 2.91% on
                        07/26/24 (b) (d)..........................................      1.91%        05/25/65            823,168
                                                                                                                 ---------------
                                                                                                                      41,665,186
                                                                                                                 ---------------


                        See Notes to Financial Statements                Page 23


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                  COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.3%
                  COMM Mortgage Trust
$     12,788,112     Series 2013-LC13, Class A5...................................      4.21%        08/10/46    $    12,693,179
                  FREMF Mortgage Trust
       4,815,106     Series 2013-K30, Class B (b) (e).............................      3.55%        06/25/45          4,788,906
                  JPMBB Commercial Mortgage Securities Trust
       6,180,690     Series 2013-C14, Class A4....................................      4.13%        08/15/46          6,161,125
                  KNDL Mortgage Trust
       4,100,000     Series 2019-KNSQ, Class A, 1 Mo. LIBOR +
                        0.80% (a) (b).............................................      5.75%        05/15/36          4,065,441
                                                                                                                 ---------------
                                                                                                                      27,708,651
                                                                                                                 ---------------
                  TOTAL MORTGAGE-BACKED SECURITIES.............................................................       69,373,837
                  (Cost $72,605,136)                                                                             ---------------

CERTIFICATES OF DEPOSIT -- 0.6%

                  BANKS -- 0.6%
      15,000,000  Bank of Montreal, SOFR + 0.65% (a)..............................      5.46%        07/03/23         15,011,839
      15,000,000  Truist Bank.....................................................      5.11%        10/31/23         14,976,150
      20,000,000  Wells Fargo Bank N.A., SOFR + 0.42% (a).........................      5.23%        11/17/23         20,002,242
                                                                                                                 ---------------
                  TOTAL CERTIFICATES OF DEPOSIT................................................................       49,990,231
                  (Cost $50,000,000)                                                                             ---------------

                  TOTAL INVESTMENTS -- 100.8%..................................................................    8,292,531,562
                  (Cost $8,310,045,723)                                                                          ---------------

                  NET OTHER ASSETS AND LIABILITIES -- (0.8)%...................................................      (69,631,544)
                                                                                                                 ---------------
                  NET ASSETS -- 100.0%.........................................................................  $ 8,222,900,018
                                                                                                                 ===============


(a)   Floating or variable rate security.

(b)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
      Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2023, securities noted as such amounted to $411,483,769 or 5.0% of net assets.

(c)   Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at April 30, 2023. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(d)   Step-up security. A security where the coupon increases or steps up at a predetermined date.

(e)   Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment's underlying collateral. The interest rate resets periodically.

LIBOR - London Interbank Offered Rate

SOFR  - Secured Overnight Financing Rate

Page 24                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                              LEVEL 2           LEVEL 3
                                                           TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                          VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                         4/30/2023           PRICES            INPUTS            INPUTS
                                                       --------------    --------------    --------------    --------------
Commercial Paper*..................................    $3,428,063,188    $           --    $3,428,063,188    $           --
Corporate Bonds and Notes*.........................     3,402,982,771                --     3,402,982,771                --
Foreign Corporate Bonds and Notes*.................       700,203,427                --       700,203,427                --
Asset-Backed Securities............................       284,453,718                --       284,453,718                --
U.S. Government Agency Mortgage-Backed
   Securities......................................       188,442,358                --       188,442,358                --
U.S. Government Bonds and Notes....................       169,022,032                --       169,022,032                --
Mortgage-Backed Securities.........................        69,373,837                --        69,373,837                --
Certificates of Deposit*...........................        49,990,231                --        49,990,231                --
                                                       --------------    --------------    --------------    --------------
Total Investments..................................    $8,292,531,562    $           --    $8,292,531,562    $           --
                                                       ==============    ==============    ==============    ==============


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 25


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2023 (UNAUDITED)


ASSETS:
Investments, at value.....................................................    $8,292,531,562
Cash......................................................................         3,006,505
Receivables:
   Investment securities sold.............................................        10,137,500
   Interest...............................................................        37,611,936
                                                                              --------------
   Total Assets...........................................................     8,343,287,503
                                                                              --------------
LIABILITIES:
Payables:
   Investment securities purchased .......................................        88,456,755
   Distributions to shareholders..........................................        29,564,041
   Investment advisory fees...............................................         2,366,689
                                                                              --------------
   Total Liabilities......................................................       120,387,485
                                                                              --------------
NET ASSETS................................................................    $8,222,900,018
                                                                              ==============
NET ASSETS CONSIST OF:
Paid-in capital...........................................................    $8,253,661,350
Par value.................................................................         1,381,497
Accumulated distributable earnings (loss).................................       (32,142,829)
                                                                              --------------
NET ASSETS................................................................    $8,222,900,018
                                                                              ==============
NET ASSET VALUE, per share................................................    $        59.52
                                                                              ==============
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share).............................................       138,149,724
                                                                              ==============
Investments, at cost......................................................    $8,310,045,723
                                                                              ==============


Page 26                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2023 (UNAUDITED)


INVESTMENT INCOME:
Interest..................................................................    $  166,322,610
                                                                              --------------
   Total investment income................................................       166,322,610
                                                                              --------------
EXPENSES:
Investment advisory fees..................................................        17,288,434
                                                                              --------------
   Total expenses.........................................................        17,288,434
   Less fees waived by the investment advisor.............................        (6,321,030)
                                                                              --------------
   Net expenses...........................................................        10,967,404
                                                                              --------------
NET INVESTMENT INCOME (LOSS)..............................................       155,355,206
                                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments...................................        (2,407,013)
Net change in unrealized appreciation (depreciation) on investments.......        29,835,082
                                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)...................................        27,428,069
                                                                              --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS........................................................    $  182,783,275
                                                                              ==============


                        See Notes to Financial Statements                Page 27


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                SIX MONTHS
                                                                                  ENDED              YEAR
                                                                                4/30/2023            ENDED
                                                                               (UNAUDITED)        10/31/2022
                                                                              --------------    ---------------
OPERATIONS:
Net investment income (loss)..............................................    $  155,355,206    $    61,249,235
Net realized gain (loss)..................................................        (2,407,013)          (194,021)
Net change in unrealized appreciation (depreciation)......................        29,835,082        (47,431,584)
                                                                              --------------    ---------------
Net increase (decrease) in net assets resulting from operations...........       182,783,275         13,623,630
                                                                              --------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.....................................................      (154,991,525)       (61,314,422)
                                                                              --------------    ---------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................................     1,731,078,348      3,362,454,346
Cost of shares redeemed...................................................      (419,734,035)      (841,978,719)
                                                                              --------------    ---------------
Net increase (decrease) in net assets resulting from shareholder
   transactions...........................................................     1,311,344,313      2,520,475,627
                                                                              --------------    ---------------
Total increase (decrease) in net assets...................................     1,339,136,063      2,472,784,835

NET ASSETS:
Beginning of period.......................................................     6,883,763,955      4,410,979,120
                                                                              --------------    ---------------
End of period.............................................................    $8,222,900,018    $ 6,883,763,955
                                                                              ==============    ===============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................................       116,099,724         73,649,724
Shares sold...............................................................        29,100,000         56,550,000
Shares redeemed...........................................................        (7,050,000)       (14,100,000)
                                                                              --------------    ---------------
Shares outstanding, end of period.........................................       138,149,724        116,099,724
                                                                              ==============    ===============


Page 28                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                           SIX MONTHS
                                             ENDED                                YEAR ENDED OCTOBER 31,
                                           4/30/2023     ------------------------------------------------------------------------
                                          (UNAUDITED)        2022           2021           2020           2019           2018
                                          ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period.....  $    59.29     $    59.89     $    60.03     $    60.09     $    59.97     $    60.02
                                           ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).............        1.17           0.64           0.28           0.85           1.48           1.15
Net realized and unrealized gain (loss)..        0.23          (0.60)         (0.15)         (0.05)          0.11          (0.01)
                                           ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations.........        1.40           0.04           0.13           0.80           1.59           1.14
                                           ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income....................       (1.17)         (0.64)         (0.27)         (0.86)         (1.47)         (1.19)
Return of capital........................          --             --             --             --             --          (0.00)(a)
                                           ----------     ----------     ----------     ----------     ----------     ----------
Total distributions......................       (1.17)         (0.64)         (0.27)         (0.86)         (1.47)         (1.19)
                                           ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period...........  $    59.52     $    59.29     $    59.89     $    60.03     $    60.09     $    59.97
                                           ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (b).........................        2.39%          0.08%          0.22%          1.34%          2.68%          1.92%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).....  $8,222,900     $6,883,764     $4,410,979     $5,168,783     $5,065,750     $3,070,454
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets................................        0.45% (c)      0.45%          0.45%          0.45%          0.45%          0.45%
Ratio of net expenses to average net
   assets................................        0.29% (c)      0.25%          0.25%          0.38%          0.39%          0.33%
Ratio of net investment income (loss) to
   average net assets....................        4.04% (c)      1.26%          0.47%          1.41%          2.47%          2.04%
Portfolio turnover rate (d)..............          34%            56%            82%            73%            73%            45%


(a)   Amount represents less than $0.01 per share.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 29


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2023 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of fourteen funds that are offering shares. This report covers the First Trust Enhanced Short Maturity ETF (the "Fund"), a
diversified series of the Trust, which trades under the ticker "FTSM" on The
Nasdaq Stock Market LLC ("Nasdaq"). The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value
("NAV"), only in large blocks of shares known as "Creation Units."

The Fund is an actively managed exchange-traded fund ("ETF"). The Fund's investment objective is to seek current income, consistent with preservation of capital and daily liquidity. Under normal market conditions, the Fund intends to achieve its investment objective by investing at least 80% of its net assets in a portfolio of U.S. dollar-denominated fixed- and variable-rate debt securities, including securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or U.S. government-sponsored entities, residential and commercial mortgage-backed securities, asset-backed securities, U.S.
corporate bonds, fixed income securities issued by non-U.S. corporations and governments, municipal obligations, privately issued securities and other debt securities bearing fixed or floating interest rates. The Fund may also invest in money market securities. The Fund may invest in investment companies, such as
ETFs, that invest primarily in debt securities. The Fund intends to limit its investments in privately-issued, non-agency sponsored mortgage- and asset-backed securities to 20% of its net assets. The Fund may also invest up to 20% of its net assets in floating rate loans representing amounts borrowed by companies or other entities from banks and other lenders. A significant portion of these loans may be rated below investment grade or unrated. Floating rate loans held by the Fund may be senior or subordinate obligations of the borrower and may or may not be secured by collateral. Under normal market conditions, the Fund's portfolio is expected to have an average duration of less than one year and an average maturity of less than three years. There can be no assurance that the
Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing
Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First
Trust" or the "Advisor"), in accordance with valuation procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The
Fund's investments are valued as follows:

      Corporate bonds, corporate notes, U.S. government securities, mortgage-backed securities, asset-backed securities, certificates of deposit and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Advisor's Pricing Committee, which may use the following valuation inputs when available:

            1)    benchmark yields;
            2)    reported trades;


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2023 (UNAUDITED)

            3)    broker/dealer quotes;
            4)    issuer spreads;
            5)    benchmark securities;
            6)    bids and offers; and
            7)    reference data including market research publications.

      Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

      Securities traded in an over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their last trade price.

      Commercial paper is fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the
      Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination.
      Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1)    the credit conditions in the relevant market and changes
                  thereto;
            2)    the liquidity conditions in the relevant market and changes thereto;
            3)    the interest rate conditions in the relevant market and
                  changes thereto (such as significant changes in interest
                  rates);
            4)    issuer-specific conditions (such as significant credit
                  deterioration); and
            5)    any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing
                  Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

      Senior Floating-Rate Loan Interests ("Senior Loans")(1) are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific
      Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically,
      Senior Loans are fair valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor's Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the "1933 Act")) for which a third-party pricing service is unable to provide a market price;
securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the most recent price provided by the Pricing Service
                  Provider;
            2)    the fundamental business data relating to the borrower/issuer;
            3)    an evaluation of the forces which influence the market in
                  which these securities are purchased and sold;
            4)    the type, size and cost of the security;
            5)    the financial statements of the borrower/issuer or the
                  financial condition of the country of issue;
            6)    the credit quality and cash flow of the borrower/issuer, or country of issue, based on the Pricing Committee's,
                  sub-advisor's or portfolio manager's analysis, as applicable, or external analysis;

-----------------------------
(1)   The terms "security" and "securities" used throughout the Notes to
      Financial Statements include Senior Loans.

                                                                         Page 31


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2023 (UNAUDITED)

            7)    the information as to any transactions in or offers for the security;
            8)    the price and extent of public trading in similar securities of the borrower/issuer, or comparable companies;
            9)    the coupon payments;
           10)   the quality, value and salability of collateral, if any,
                  securing the security;
           11)    the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or
                  affiliate and an assessment of the borrower's/issuer's
                  management (for corporate debt only);
           12)    the prospects for the borrower's/issuer's industry, and
                  multiples (of earnings and/or cash flows) being paid for
                  similar businesses in that industry (for corporate debt only);
           13)    the borrower's/issuer's ability to access additional liquidity through public and/or private markets; and
           14)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2023, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

The United Kingdom's Financial Conduct Authority (the "FCA"), which regulates the London Interbank Offered Rates ("LIBOR") announced on March 5, 2021 that it intended to phase-out all LIBOR reference rates, beginning December 31, 2021.
Since that announcement, the FCA has ceased publication of all non-USD LIBOR reference rates and the 1-week and 2-month USD LIBOR reference rates as of
December 31, 2021. The remaining USD LIBOR settings will cease to be published or no longer be representative immediately after June 30, 2023. The
International Swaps and Derivatives Association, Inc. ("ISDA") confirmed that the FCA's March 5, 2021 announcement of its intention to cease providing LIBOR reference rates, constituted an index cessation event under the Interbank
Offered Rates ("IBOR") Fallbacks Supplement and the ISDA 2020 IBOR Fallbacks
Protocol for all 35 LIBOR settings and confirmed that the spread adjustment to be used in ISDA fallbacks was fixed as of the date of the announcement.

In the United States, the Alternative Reference Rates Committee (the "ARRC"), a
group of market participants convened by the Board of Governors of the Federal
Reserve System and the Federal Reserve Bank of New York in cooperation with other federal and state government agencies, has since 2014 undertaken efforts to identify U.S. dollar reference interest rates as alternatives to LIBOR and to facilitate the mitigation of LIBOR-related risks. In June 2017, the ARRC identified the Secured Overnight Financing Rate ("SOFR"), a broad measure of the cost of cash overnight borrowing collateralized by U.S. Treasury securities, as the preferred alternative for U.S. dollar LIBOR. The Federal Reserve Bank of New
York began daily publishing of SOFR in April 2018. There is no assurance that any alternative reference rate, including SOFR, will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity.

At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on the Fund or its investments.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2023 (UNAUDITED)

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal year ended October 31,
2022 was as follows:

Distributions paid from:
Ordinary income.................................      $    46,350,806
Capital gains...................................                   --
Return of capital...............................                   --

As of October 31, 2022, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income...................      $       322,904
Accumulated capital and other gain (loss).......          (12,864,893)
Net unrealized appreciation (depreciation)......          (47,392,590)

D. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2019,
2020, 2021, and 2022 remain open to federal and state audit. As of April 30,
2023, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2022, the
Fund had non-expiring capital loss carryforwards available for federal income tax purposes of $12,864,893.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2022, the Fund had no net late year ordinary or capital losses.

                                                                         Page 33


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2023 (UNAUDITED)

As of April 30, 2023, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:


                                 Gross           Gross        Net Unrealized
                               Unrealized      Unrealized      Appreciation
               Tax Cost       Appreciation   (Depreciation)   (Depreciation)
           ----------------   ------------   --------------   ---------------
           $  8,310,045,723   $  3,337,071   $  (20,851,232)  $   (17,514,161)


E. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and Advisor,
First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses with the exception of those attributable to affiliated funds, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. Effective November 1, 2022, the annual unitary management fee payable by the Fund to First Trust for these services will be reduced at a certain levels of the Fund's net assets ("breakpoints") and calculated pursuant to the schedule below:


                               Breakpoints
-------------------------------------------------------------------------
Fund net assets up to and including $2.5 billion                              0.45000%
Fund net assets greater than $2.5 billion up to and including $5 billion      0.43875%
Fund net assets greater than $5 billion up to and including $7.5 billion      0.42750%
Fund net assets greater than $7.5 billion up to and including $10 billion     0.41625%
Fund net assets greater than $10 billion                                      0.40500%


Prior to November 1, 2022, the Fund paid First Trust an annual unitary management fee equal to 0.45% of its average daily net assets.

First Trust has contractually agreed to waive management fees of 0.10% (0.20%
prior to March 1, 2023) of average daily net assets until June 1, 2023. At that point, it is expected the waiver agreement will expire and will not be renewed.
During any period in which the waiver agreement is in effect, the Fund will not be eligible for the breakpoints described above. Pursuant to a contractual agreement between the Trust, on behalf of the Fund, and First Trust, the management fees paid to First Trust will be reduced by the portion of the management fees earned by First Trust from the Fund for assets invested in other investment companies advised by First Trust. This contractual agreement shall continue until the earlier of (i) its termination at the direction of the
Trust's Board of Trustees or (ii) upon termination of the Fund's management agreement with First Trust; however, it is expected to remain in place at least until June 1, 2023. First Trust does not have the right to recover the fees waived that are attributable to the assets invested in other investment companies advised by First Trust. During the six months April 30, 2023, the
Advisor waived fees of $6,321,030.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund, or an index fund.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2023 (UNAUDITED)

Additionally, the Lead Independent Trustee and the Chairs of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs will rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

The costs of purchases of U.S. Government securities and non-U.S. Government securities, excluding short-term investments, for the six months ended April 30,
2023, were $291,151,620 and $1,485,338,408, respectively. The proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities, excluding short-term investments, for the six months ended April 30,
2023 were $275,255,259 and $614,667,800, respectively.

For the six months ended April 30, 2023, the Fund had no in-kind transactions.

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation ("NSCC")
the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized Participant that wishes to effectuate a creation of the Fund's shares deposits with the Fund the
"basket" of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized
Participant redeems a Creation Unit of the Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund's shares at or close to the NAV per share of the Fund.

The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

The Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an
Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2024.

                                                                         Page 35


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2023 (UNAUDITED)

                               7. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were the following subsequent events:

Effective June 1, 2023 the 0.10% management fee waiver expired and the Fund is eligible for the breakpoints as previously mentioned in Note 3.

On May 23, 2023, the Advisor's Pricing Committee approved changes to the
Advisor's Valuation Procedures for the First Trust Funds, including clarifications to certain pricing methodologies. These changes will be reflected in future reports' Notes to Financial Statements.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2023 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

                                                                         Page 37


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2023 (UNAUDITED)

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight
Financing Rate ("SOFR") will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2023 (UNAUDITED)

same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February
2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia,
Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the
U.S. has resumed "reasonably" normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a Fund's portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a
Fund's shares and result in increased market volatility. During any such events, a Fund's shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a Fund's shares may widen.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

PREFERRED SECURITIES RISK. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company's capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date.
Preferred securities may also be substantially less liquid than other securities, including common stock.

VALUATION RISK. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions

                                                                         Page 39


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2023 (UNAUDITED)

(sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots.
If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.

            NOT FDIC INSURED   NOT BANK GUARANTEED   MAY LOSE VALUE

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund and each other fund in the First Trust Fund
Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First
Trust Funds has appointed First Trust Advisors L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First
Trust Liquidity Committee (the "Liquidity Committee").

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity
Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

At the April 17, 2023 meeting of the Board of Trustees, as required by Rule
22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 17, 2022 through the Liquidity Committee's annual meeting held on March 23, 2023 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted any highly liquid investment minimum.

As stated in the written report, during the review period, two funds breached the 15% limitation on illiquid investments for one day each, as a result of an unscheduled week-long closure of the stock exchange in Istanbul following devastating earthquakes in February, causing all Turkish equities to be re-classified as "illiquid" for one day. Each fund filed a Form N-RN on the day after the breach occurred, and one day later after the breach was cured. No fund with a highly liquid investment minimum breached that minimum during the reporting period. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.


FIRST TRUST

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund IV

--------------------------------------------------------------------------------

First Trust High Income Strategic Focus ETF (HISF)

Semi-Annual Report
For the Six Months Ended
April 30, 2023


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

               FIRST TRUST HIGH INCOME STRATEGIC FOCUS ETF (HISF)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2023

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust High Income Strategic Focus ETF; hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the
Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

               FIRST TRUST HIGH INCOME STRATEGIC FOCUS ETF (HISF)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2023

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the First
Trust High Income Strategic Focus ETF (the "Fund"), which contains detailed information about the Fund for the six months ended April 30, 2023.

It pleases me to write that on May 5, 2023, the World Health Organization officially declared that the coronavirus ("COVID-19") pandemic no longer qualified as a global health emergency. While the virus officially no longer poses an immediate threat, its full impact on the world economy remains to be seen, in my opinion. Recall, if you will, those early days of the pandemic;
companies sent workers home, consumers were afraid or unwilling to leave their homes, supply chains dried up, and grocery shelves were left bare. Hoping to provide relief to their constituents and to bolster economic activity, governments across the globe funneled trillions of dollars in stimulus directly into the hands of their citizens. Unfortunately, economist Milton Friedman's age-old economic adage "there's no such thing as a free lunch" still holds. As a result of the U.S. government stimulus, gross domestic product rebounded quickly, but so did inflation.

As many investors are aware, the Federal Reserve (the "Fed") has been locked in a battle with stubbornly high inflation for several years now. Inflation, as measured by the trailing 12-month rate of change in the Consumer Price Index
("CPI"), surged from 1.4% on December 31, 2020, to 9.1% as of June 30, 2022.
Since then, the trailing rate on the CPI has come down, but remains elevated. On
April 30, 2023, the CPI stood at 4.9%, well above the Fed's goal of 2.0%.
Surging prices have not been restricted to the U.S. Headline inflation rates in each of the countries that make up the so-called Group of Ten (G-10) stand above the targets set by their central banks, according to data from Bloomberg.

From the Fed's perspective, monetary policy is the most efficient means to combat rising prices. From December 31, 2020 through May 3, 2023, the Fed increased the Federal Funds target rate (upper bound) a total of ten times, raising the rate from 0.25% to 5.25%. As mentioned, tighter monetary policy resulted in a decrease in the CPI, but there have been casualties in the Fed's battle with rising prices. The most recent banking turmoil is one example.
Another is the spike in mortgage rates. According to Bankrate, the national average for a 30-year mortgage stood at just 2.87% on December 31, 2020. As of
May 1, 2023, the average 30-year mortgage rate had surged to 6.88%. Not all the news is negative, however. Driven by a strong U.S. labor market, consumer spending remained robust in April 2023. Notably, American corporations added
253,000 jobs during the month, and the unemployment rate stood at a 53-year low.
Bob Carey, Chief Market Strategist at First Trust, recently summed up the current situation, noting that "we're not out of the woods yet." That said, even the most difficult situations don't last forever. In my opinion, like the
COVID-19 pandemic, inflation, and the tighter monetary policy it ushered in, will pass with time.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST HIGH INCOME STRATEGIC FOCUS ETF (HISF)

The First Trust High Income Strategic Focus ETF's (the "Fund") primary investment objective is to seek risk-adjusted income. The Fund's secondary investment objective is capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing in a portfolio of U.S.-listed exchange-traded funds ("Underlying ETFs") that is designed to follow the High Income Model (the "High Income Model") developed by the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor").
The Fund, through its investments in the Underlying ETFs comprising the High
Income Model, seeks to provide investors with a diversified income stream by holding a blend of fixed income assets that are actively managed to seek levels of high income and total return. The High Income Model is principally composed of ETFs for which First Trust serves as investment advisor. Therefore, a significant portion of the ETFs in which the Fund invests are advised by First
Trust. However, the Fund may also invest in ETFs other than First Trust ETFs.
Shares of the Fund are listed on The Nasdaq Stock Market LLC under the ticker symbol "HISF."


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                        AVERAGE ANNUAL TOTAL RETURNS  CUMULATIVE TOTAL RETURNS
                                               6 Months      1 Year       5 Years       Inception       5 Years      Inception
                                                Ended         Ended        Ended        (8/13/14)        Ended       (8/13/14)
                                               4/30/23       4/30/23      4/30/23       to 4/30/23      4/30/23      to 4/30/23
FUND PERFORMANCE
NAV                                             4.73%        -0.83%         2.24%          2.75%        11.73%         26.68%
Market Price                                    4.73%        -0.83%         2.24%          2.75%        11.71%         26.70%

INDEX PERFORMANCE
Blended Index(1)                                6.60%         0.07%         1.82%          2.11%         9.45%         19.95%
Bloomberg U.S. Aggregate
   Bond Index                                   6.91%        -0.43%         1.18%          1.37%         6.03%         12.62%
Russell 3000(R) Index                           7.30%         1.50%        10.60%         10.60%        65.50%        140.57%
Prior Blended Index(2)                          5.67%         3.32%         4.56%          3.75%        24.97%         37.83%
------------------------------------------------------------------------------------------------------------------------------------


On February 28, 2022, the Fund changed its principal investment strategies.
Therefore, the Fund's performance and historical returns shown above are not necessarily indicative of the performance that the Fund, under its current strategy, would have generated.

-----------------------------

(1)   The Blended Index is comprised of the Bloomberg US Aggregate Bond Index
      (the "Agg") (70%) and the ICE BofA U.S. High Yield Constrained Index
      (30%).

(2)   The Prior Blended Index is equally weighted to include these six indices:
      the Alerian MLP Index, Dow Jones U.S. Select Dividend Index, ICE BofA
      Fixed Rate Preferred Securities Index, ICE BofA U.S. High Yield Index,
      Bloomberg EM USD Aggregate Index and Bloomberg U.S. MBS Index. An index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the index performance shown. Indices are unmanaged and an investor cannot invest directly in an index. The Prior
      Blended Index returns are calculated by using the monthly return of the six indices during each period shown above. At the beginning of each month the six indices are rebalanced to a 16.66 percentage weighting for each to account for divergence from that percentage weighting that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance of the Prior Blended Index for each period shown above.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the period indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the
Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

-------------------------------------------------------
                                             % OF
FUND ALLOCATION                           NET ASSETS
-------------------------------------------------------
Exchange-Traded Funds                        99.9%
Net Other Assets and Liabilities              0.1
                                           -------
     Total                                  100.0%
                                           =======


                                         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                               AUGUST 13, 2014 - APRIL 30, 2023

            First Trust High Income      Blended         Bloomberg U.S.         Russell 3000(R)      Prior Blended
              Strategic Focus ETF         Index       Aggregate Bond Index           Index               Index
8/13/14             $10,000              $10,000            $10,000                 $10,000             $10,000
10/31/14             10,177               10,053             10,080                  10,371              10,129
4/30/15              10,330               10,246             10,288                  10,863              10,191
10/31/15              9,989               10,133             10,280                  10,837               9,735
4/30/16              10,436               10,406             10,571                  10,844              10,006
10/31/16             10,856               10,755             10,731                  11,297              10,446
4/30/17              11,275               10,878             10,659                  12,859              10,981
10/31/17             11,442               11,112             10,827                  14,006              11,058
4/30/18              11,340               10,959             10,625                  14,537              11,029
10/31/18             11,303               10,982             10,605                  14,929              11,093
4/30/19              12,100               11,591             11,187                  16,379              11,766
10/31/19             12,502               12,146             11,826                  16,942              11,977
4/30/20              11,156               12,279             12,401                  16,208              10,915
10/31/20             11,604               12,785             12,558                  18,662              11,270
4/30/21              13,166               12,952             12,367                  24,462              13,434
10/31/21             13,499               13,141             12,498                  26,854              13,849
4/30/22              12,775               11,987             11,314                  23,699              13,341
10/31/22             12,096               11,253             10,534                  22,420              13,044
4/30/23              12,668               11,996             11,262                  24,057              13,784


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 3


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

               FIRST TRUST HIGH INCOME STRATEGIC FOCUS ETF (HISF)
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2023 (UNAUDITED)

                               INVESTMENT ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to the First Trust High Income Strategic Focus ETF (the "Fund" or
"HISF"). First Trust is responsible for the selection and ongoing monitoring of the investments in the Fund's portfolio and certain other services necessary for the management of the portfolio.

                           PORTFOLIO MANAGEMENT TEAM

DANIEL J. LINDQUIST, CHAIRMAN OF THE INVESTMENT COMMITTEE AND MANAGING DIRECTOR
   OF FIRST TRUST;
DAVID G. MCGAREL, CHIEF INVESTMENT OFFICER, CHIEF OPERATING OFFICER AND
   MANAGING DIRECTOR OF FIRST TRUST;
CHRIS A. PETERSON, CFA, SENIOR VICE PRESIDENT OF FIRST TRUST;
WILLIAM HOUSEY, CFA, MANAGING DIRECTOR OF FIXED INCOME OF FIRST TRUST; AND
STEVE COLLINS, CFA, SENIOR VICE PRESIDENT OF FIRST TRUST

The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. Daniel J. Lindquist, David G. McGarel and William Housey
have served as part of the portfolio management team of the Fund since 2014.
Chris A. Peterson has served as part of the portfolio management team of the
Fund since 2016. Steve Collins has served as part of the portfolio management team of the Fund since 2021.


FIRST TRUST HIGH INCOME STRATEGIC FOCUS ETF (HISF)

UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2023 (UNAUDITED)

As a shareholder of First Trust High Income Strategic Focus ETF (the "Fund"),
you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2023.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


-------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING             ENDING         BASED ON THE        DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH         SIX-MONTH
                                                 NOVEMBER 1, 2022     APRIL 30, 2023      PERIOD (a)       PERIOD (a) (b)
-------------------------------------------------------------------------------------------------------------------------
FIRST TRUST HIGH INCOME STRATEGIC FOCUS ETF (HISF)
Actual                                              $1,000.00           $1,047.30            0.20%             $1.02
Hypothetical (5% return before expenses)            $1,000.00           $1,023.80            0.20%             $1.00


(a)   Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which the Fund invests.

(b)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (November 1,
      2022 through April 30, 2023), multiplied by 181/365 (to reflect the six-month period).

                                                                          Page 5


FIRST TRUST HIGH INCOME STRATEGIC FOCUS ETF (HISF)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2023 (UNAUDITED)


     SHARES                                               DESCRIPTION                                                VALUE
----------------  --------------------------------------------------------------------------------------------  ---------------
                  EXCHANGE-TRADED FUNDS (a) -- 99.9%
                  CAPITAL MARKETS -- 99.9%
          67,258  First Trust Enhanced Short Maturity ETF.....................................................  $     4,003,196
         119,820  First Trust Institutional Preferred Securities and Income ETF...............................        2,022,562
         319,393  First Trust Limited Duration Investment Grade Corporate ETF.................................        6,020,558
         125,375  First Trust Low Duration Opportunities ETF..................................................        6,012,985
         150,866  First Trust Tactical High Yield ETF.........................................................        6,013,519
         355,693  First Trust TCW Opportunistic Fixed Income ETF..............................................       16,084,437
                                                                                                                ---------------
                  TOTAL INVESTMENTS -- 99.9%..................................................................       40,157,257
                  (Cost $42,436,443)
                  NET OTHER ASSETS AND LIABILITIES -- 0.1%....................................................           33,117
                                                                                                                ---------------
                  NET ASSETS -- 100.0%........................................................................  $    40,190,374
                                                                                                                ===============


(a)   Represents investments in affiliated funds.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                               LEVEL 2            LEVEL 3
                                                          TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                                                        VALUE AT            QUOTED           OBSERVABLE        UNOBSERVABLE
                                                        4/30/2023           PRICES             INPUTS             INPUTS
                                                     ---------------    ---------------    ---------------    ---------------
Exchange-Traded Funds*..........................     $    40,157,257    $    40,157,257    $            --    $            --
                                                     ===============    ===============    ===============    ===============


* See Portfolio of Investments for industry breakout.

Page 6                  See Notes to Financial Statements


FIRST TRUST HIGH INCOME STRATEGIC FOCUS ETF (HISF)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2023 (UNAUDITED)


ASSETS:
Investments, at value - Affiliated.....................................     $     40,157,257
Cash...................................................................               21,424
Receivables:
   Dividends...........................................................               14,393
   Reclaims............................................................                3,706
                                                                            ----------------
   Total Assets........................................................           40,196,780
                                                                            ----------------
LIABILITIES:
Investment advisory fees payable.......................................                6,406
                                                                            ----------------
   Total Liabilities...................................................                6,406
                                                                            ----------------
NET ASSETS.............................................................     $     40,190,374
                                                                            ================
NET ASSETS CONSIST OF:
Paid-in capital........................................................     $     51,356,288
Par value..............................................................                9,000
Accumulated distributable earnings (loss)..............................          (11,174,914)
                                                                            ----------------
NET ASSETS.............................................................     $     40,190,374
                                                                            ================
NET ASSET VALUE, per share.............................................     $          44.66
                                                                            ================
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share)..........................................              900,002
                                                                            ================
Investments, at cost - Affiliated......................................     $     42,436,443
                                                                            ================


                        See Notes to Financial Statements                 Page 7


FIRST TRUST HIGH INCOME STRATEGIC FOCUS ETF (HISF)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2023 (UNAUDITED)


INVESTMENT INCOME:
Dividends - Affiliated.................................................     $        797,132
Dividends - Unaffiliated...............................................               32,533
                                                                            ----------------
   Total investment income.............................................              829,665
                                                                            ----------------
EXPENSES:
Investment advisory fees...............................................               38,335
                                                                            ----------------
   Total expenses......................................................               38,335
                                                                            ----------------
NET INVESTMENT INCOME (LOSS)...........................................              791,330
                                                                            ----------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments - Affiliated............................................             (605,218)
   Investments - Unaffiliated..........................................             (208,577)
   In-kind redemptions - Affiliated....................................              (45,162)
   In-kind redemptions - Unaffiliated..................................               (9,025)
                                                                            ----------------
Net realized gain (loss)...............................................             (867,982)
                                                                            ----------------
Net change in unrealized appreciation (depreciation) on:
   Investments - Affiliated............................................            1,582,793
   Investments - Unaffiliated..........................................              271,407
   Foreign currency translation........................................                    2
                                                                            ----------------
Net change in unrealized appreciation (depreciation)...................            1,854,202
                                                                            ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................              986,220
                                                                            ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................     $      1,777,550
                                                                            ================


Page 8                  See Notes to Financial Statements


FIRST TRUST HIGH INCOME STRATEGIC FOCUS ETF (HISF)

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SIX MONTHS
                                                                                 ENDED                   YEAR
                                                                               4/30/2023                ENDED
                                                                              (UNAUDITED)             10/31/2022
                                                                            ----------------       ----------------
OPERATIONS:
Net investment income (loss)...........................................     $        791,330       $      1,672,092
Net realized gain (loss)...............................................             (867,982)            (2,561,708)
Net change in unrealized appreciation (depreciation)...................            1,854,202             (5,806,862)
                                                                            ----------------       ----------------
Net increase (decrease) in net assets resulting from operations........            1,777,550             (6,696,478)
                                                                            ----------------       ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations..................................................             (784,527)            (2,147,053)
                                                                            ----------------       ----------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold..............................................            2,231,606             63,936,474
Cost of shares redeemed................................................           (2,196,095)           (86,408,488)
                                                                            ----------------       ----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions.......................................               35,511            (22,472,014)
                                                                            ----------------       ----------------
Total increase (decrease) in net assets................................            1,028,534            (31,315,545)

NET ASSETS:
Beginning of period....................................................           39,161,840             70,477,385
                                                                            ----------------       ----------------
End of period..........................................................     $     40,190,374       $     39,161,840
                                                                            ================       ================
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period................................              900,002              1,400,002
Shares sold............................................................               50,000              1,300,000
Shares redeemed........................................................              (50,000)            (1,800,000)
                                                                            ----------------       ----------------
Shares outstanding, end of period......................................              900,002                900,002
                                                                            ================       ================


                        See Notes to Financial Statements                Page 9


FIRST TRUST HIGH INCOME STRATEGIC FOCUS ETF (HISF)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                          SIX MONTHS
                                            ENDED                             YEAR ENDED OCTOBER 31,
                                          4/30/2023     -------------------------------------------------------------------
                                          (UNAUDITED)      2022          2021          2020          2019          2018
                                          -----------   -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of period       $   43.51     $   50.34     $   44.98     $   50.62     $   47.72     $   50.68
                                           ---------     ---------     ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.91          0.99          1.47          1.46          1.63          1.69
Net realized and unrealized gain (loss)         1.14         (6.12)         5.80 (a)     (5.07)         3.34         (2.26)
                                           ---------     ---------     ---------     ---------     ---------     ---------
Total from investment operations                2.05         (5.13)         7.27         (3.61)         4.97         (0.57)
                                           ---------     ---------     ---------     ---------     ---------     ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.90)        (1.70)        (1.91)        (1.97)        (2.07)        (2.10)
Return of capital                                 --            --            --         (0.06)           --         (0.29)
                                           ---------     ---------     ---------     ---------     ---------     ---------
Total distributions                            (0.90)        (1.70)        (1.91)        (2.03)        (2.07)        (2.39)
                                           ---------     ---------     ---------     ---------     ---------     ---------
Net asset value, end of period             $   44.66     $   43.51     $   50.34     $   44.98     $   50.62     $   47.72
                                           =========     =========     =========     =========     =========     =========
TOTAL RETURN (b)                                4.73%       (10.38)%       16.33% (a)     (7.19)%      10.60%        (1.21)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $  40,190     $  39,162     $  70,477     $  60,719     $  91,120     $  83,504
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets (c)                                   0.20% (d)     0.46%         0.85%         0.85%         0.85%         0.86% (e)
Ratio of net expenses to average net
   assets (c)                                   0.20% (d)     0.30%         0.42%         0.46%         0.50%         0.50% (e)
Ratio of net investment income (loss) to
 average net assets                             4.13% (d)     2.83%         2.94%         3.08%         3.21%         3.40%
Portfolio turnover rate (f)                       29% (g)      149%          101%          118%           91%          113%


(a)   The Fund received a reimbursement from the Advisor in the amount of $1,758 in connection with a trade error, which represents less than $0.01 per share. Since the Advisor reimbursed the Fund, there was no effect on the
      Fund's total return.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the Advisor.

(c)   The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.

(d)   Annualized.

(e)   Includes excise tax. If this excise tax expense was not included, the total and net expense ratios would have been 0.85% and 0.49%, respectively.

(f)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(g)   The variation in the portfolio turnover rate is due to the change in the
      Fund's principal investment strategies which was effective February 28,
      2022.

Page 10                 See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

               FIRST TRUST HIGH INCOME STRATEGIC FOCUS ETF (HISF)
                           APRIL 30, 2023 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of fourteen funds that are offering shares. This report covers the First Trust High Income Strategic Focus ETF, which trades under the ticker "HISF" on The Nasdaq Stock Market LLC ("Nasdaq"). The Fund
represents a separate series of shares of beneficial interest in the Trust.
Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units."

The Fund is an actively managed exchange-traded fund ("ETF"). The Fund's primary investment objective is to seek risk-adjusted income. The Fund's secondary investment objective is capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing in a portfolio of U.S.-listed exchange-traded funds ("Underlying ETFs") that is designed to follow the High Income Model (the "High Income Model") developed by the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor").
The Fund, through its investments in the Underlying ETFs comprising the High
Income Model, seeks to provide investors with a diversified income stream by holding a blend of fixed income assets that are actively managed to seek levels of high income and total return. The High Income Model is principally composed of ETFs for which First Trust serves as investment advisor. Therefore, a significant portion of the ETFs in which the Fund invests are advised by First
Trust. However, the Fund may also invest in ETFs other than First Trust ETFs.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor's
Pricing Committee in accordance with valuation procedures approved by the
Trust's Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. All other assets of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation. The Fund's investments are valued as follows:

      Exchange-traded funds and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange
      Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and
      AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor's Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the

                                                                         Page 11


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST HIGH INCOME STRATEGIC FOCUS ETF (HISF)
                           APRIL 30, 2023 (UNAUDITED)

value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities including, but not limited to, the following:

            1)    the last sale price on the exchange on which they are
                  principally traded or, for Nasdaq and AIM securities, the
                  official closing price;

            2)    the type of security;

            3)    the size of the holding;

            4)    the initial cost of the security;

            5)    transactions in comparable securities;

            6)    price quotes from dealers and/or third-party pricing services;

            7)    relationships among various securities;

            8)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

            9)    an analysis of the issuer's financial statements;

           10)    the existence of merger proposals or tender offers that might affect the value of the security; and

           11)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2023, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date.

C. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in
"Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statement of Operations.

D. AFFILIATED TRANSACTIONS

The Fund invests in securities of affiliated funds. Dividend income, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statement of Operations. The Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated funds.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST HIGH INCOME STRATEGIC FOCUS ETF (HISF)
                           APRIL 30, 2023 (UNAUDITED)

Amounts related to these investments at April 30, 2023 and for the six months then ended are as follows:


                                                                               CHANGE IN
                       SHARES        VALUE                                     UNREALIZED     REALIZED       VALUE
                         AT            AT                                     APPRECIATION      GAIN          AT         DIVIDEND
   SECURITY NAME      4/30/2023    10/31/2022     PURCHASES       SALES      (DEPRECIATION)    (LOSS)      4/30/2023      INCOME
----------------------------------------------------------------------------------------------------------------------------------
First Trust
   Enhanced Short
   Maturity ETF          67,258   $  3,934,721   $   272,977   $  (219,045)  $       14,432   $     111   $ 4,003,196   $   75,959

First Trust
   Institutional
   Preferred
   Securities and
   Income ETF           119,820      1,975,072       252,669      (167,486)         (14,864)    (22,829)    2,022,562       54,543

First Trust
   Limited Duration
   Investment Grade
   Corporate ETF        319,393             --     6,874,764      (896,219)          38,682       3,331     6,020,558       86,987

First Trust
   Low Duration
   Opportunities
   ETF                  125,375      9,708,679       334,389    (4,217,843)         451,487    (263,727)    6,012,985      124,586

First Trust
   Tactical High
   Yield ETF            150,866      8,077,865       335,743    (2,429,177)         395,943    (366,855)    6,013,519      204,395

First Trust
   TCW
   Opportunistic
   Fixed Income ETF     355,693     10,532,263     5,455,795      (600,323)         697,113        (411)   16,084,437      250,662
                                  ------------   -----------   -----------   --------------   ---------   -----------   ----------
Total Investments
   in Affiliates                  $ 34,228,600   $13,526,337   $(8,530,093)  $    1,582,793   $(650,380)  $40,157,257   $  797,132
                                  ============   ===========   ===========   ==============   =========   ===========   ==========


E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal year ended October 31,
2022 was as follows:

Distributions paid from:
Ordinary income.................................      $  2,147,053
Capital gains...................................                --
Return of capital...............................                --

As of October 31, 2022, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income...................      $         --
Accumulated capital and other gain (loss).......        (8,004,465)
Net unrealized appreciation (depreciation)......        (4,163,472)

F. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

                                                                         Page 13


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST HIGH INCOME STRATEGIC FOCUS ETF (HISF)
                           APRIL 30, 2023 (UNAUDITED)

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2019,
2020, 2021, and 2022 remain open to federal and state audit. As of April 30,
2023, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2022, the
Fund had non-expiring capital loss carryforwards available for federal income tax purposes of $8,004,465.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2022, the Fund had no net late year ordinary or capital losses.

As of April 30, 2023, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:


                                 Gross             Gross        Net Unrealized
                              Unrealized        Unrealized       Appreciation
             Tax Cost        Appreciation     (Depreciation)    (Depreciation)
         ---------------    ---------------   ---------------   ---------------
         $    42,436,443    $        99,111   $    (2,378,297)  $    (2,279,186)


G. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and the
Advisor, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.

Effective November 1, 2022, the annual unitary management fee payable by the
Fund to First Trust for these services will be reduced at a certain levels of the Fund's net assets ("breakpoints") and calculated pursuant to the schedule below:


                               Breakpoints
-------------------------------------------------------------------------
Fund net assets up to and including $2.5 billion                               0.200%
Fund net assets greater than $2.5 billion up to and including $5 billion       0.195%
Fund net assets greater than $5 billion up to and including $7.5 billion       0.190%
Fund net assets greater than $7.5 billion up to and including $10 billion      0.185%
Fund net assets greater than $10 billion up to and including $15 billion       0.180%
Fund net assets greater than $15 billion                                       0.170%


Prior to November 1, 2022 the Fund paid First Trust an annual unitary management fee equal to 0.20% of its average daily net assets. In addition, the Fund incurs acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents the Fund's total annual operating expenses.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST HIGH INCOME STRATEGIC FOCUS ETF (HISF)
                           APRIL 30, 2023 (UNAUDITED)

Pursuant to contractual agreement, First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of the Fund
(excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses but including acquired fund fees and expenses)
exceed 0.87% of its average daily net assets (the "Expense Cap") at least through March 1, 2024. Expenses reimbursed and fees waived under such agreement are not subject to recovery by First Trust.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.

Additionally, the Lead Independent Trustee and the Chairs of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs will rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2023, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $11,296,559 and $11,284,141, respectively.

For the six months ended April 30, 2023, the cost of in-kind purchases and proceeds from in-kind sales were $2,229,779 and $2,193,274, respectively.

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with the Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, the Fund publishes through the National Securities
Clearing Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An
Authorized Participant that wishes to effectuate a creation of the Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the
Fund's shares in return for those assets. After purchasing a Creation Unit, the
Authorized Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund's shares at or close to the
NAV per share of the Fund.

The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

                                                                         Page 15

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               FIRST TRUST HIGH INCOME STRATEGIC FOCUS ETF (HISF)
                           APRIL 30, 2023 (UNAUDITED)

The Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an
Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2024.

                               7. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there was the following subsequent event:

On May 23, 2023, the Advisor's Pricing Committee approved changes to the
Advisor's Valuation Procedures for the First Trust Funds, including clarifications to certain pricing methodologies. These changes will be reflected in future reports' Notes to Financial Statements.


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ADDITIONAL INFORMATION
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               FIRST TRUST HIGH INCOME STRATEGIC FOCUS ETF (HISF)
                           APRIL 30, 2023 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

                                                                         Page 17

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ADDITIONAL INFORMATION (CONTINUED)
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               FIRST TRUST HIGH INCOME STRATEGIC FOCUS ETF (HISF)
                           APRIL 30, 2023 (UNAUDITED)

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST HIGH INCOME STRATEGIC FOCUS ETF (HISF)
                           APRIL 30, 2023 (UNAUDITED)

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight
Financing Rate ("SOFR") will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February
2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia,
Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the
U.S. has resumed "reasonably" normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a Fund's portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a
Fund's shares and result in increased market volatility. During any such events, a Fund's shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a Fund's shares may widen.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

PREFERRED SECURITIES RISK. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company's capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred voting securities have no

                                                                         Page 19

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST HIGH INCOME STRATEGIC FOCUS ETF (HISF)
                           APRIL 30, 2023 (UNAUDITED)

rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.

VALUATION RISK. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions
(sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots.
If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.

          NOT FDIC INSURED   NOT BANK GUARANTEED   MAY LOSE VALUE

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund and each other fund in the First Trust Fund
Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First
Trust Funds has appointed First Trust Advisors L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First
Trust Liquidity Committee (the "Liquidity Committee").

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity
Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

At the April 17, 2023 meeting of the Board of Trustees, as required by Rule
22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 17, 2022 through the Liquidity Committee's annual meeting held on March 23, 2023 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted any highly liquid investment minimum.

As stated in the written report, during the review period, two funds breached the 15% limitation on illiquid investments for one day each, as a result of an unscheduled week-long closure of the stock exchange in Istanbul following devastating earthquakes in February, causing all Turkish equities to be re-classified as "illiquid" for one day. Each fund filed a Form N-RN on the day after the breach occurred, and one day later after the breach was cured. No fund with a highly liquid investment minimum breached that minimum during the reporting period. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.


FIRST TRUST

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

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[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund IV

--------------------------------------------------------------------------------

First Trust Low Duration Opportunities ETF (LMBS)

Semi-Annual Report
For the Six Months Ended
April 30, 2023


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--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2023

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust Low Duration Opportunities ETF; hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the
Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2023

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the First
Trust Low Duration Opportunities ETF (the "Fund"), which contains detailed information about the Fund for the six months ended April 30, 2023.

It pleases me to write that on May 5, 2023, the World Health Organization officially declared that the coronavirus ("COVID-19") pandemic no longer qualified as a global health emergency. While the virus officially no longer poses an immediate threat, its full impact on the world economy remains to be seen, in my opinion. Recall, if you will, those early days of the pandemic;
companies sent workers home, consumers were afraid or unwilling to leave their homes, supply chains dried up, and grocery shelves were left bare. Hoping to provide relief to their constituents and to bolster economic activity, governments across the globe funneled trillions of dollars in stimulus directly into the hands of their citizens. Unfortunately, economist Milton Friedman's age-old economic adage "there's no such thing as a free lunch" still holds. As a result of the U.S. government stimulus, gross domestic product rebounded quickly, but so did inflation.

As many investors are aware, the Federal Reserve (the "Fed") has been locked in a battle with stubbornly high inflation for several years now. Inflation, as measured by the trailing 12-month rate of change in the Consumer Price Index
("CPI"), surged from 1.4% on December 31, 2020, to 9.1% as of June 30, 2022.
Since then, the trailing rate on the CPI has come down, but remains elevated. On
April 30, 2023, the CPI stood at 4.9%, well above the Fed's goal of 2.0%.
Surging prices have not been restricted to the U.S. Headline inflation rates in each of the countries that make up the so-called Group of Ten (G-10) stand above the targets set by their central banks, according to data from Bloomberg.

From the Fed's perspective, monetary policy is the most efficient means to combat rising prices. From December 31, 2020 through May 3, 2023, the Fed increased the Federal Funds target rate (upper bound) a total of ten times, raising the rate from 0.25% to 5.25%. As mentioned, tighter monetary policy resulted in a decrease in the CPI, but there have been casualties in the Fed's battle with rising prices. The most recent banking turmoil is one example.
Another is the spike in mortgage rates. According to Bankrate, the national average for a 30-year mortgage stood at just 2.87% on December 31, 2020. As of
May 1, 2023, the average 30-year mortgage rate had surged to 6.88%. Not all the news is negative, however. Driven by a strong U.S. labor market, consumer spending remained robust in April 2023. Notably, American corporations added
253,000 jobs during the month, and the unemployment rate stood at a 53-year low.
Bob Carey, Chief Market Strategist at First Trust, recently summed up the current situation, noting that "we're not out of the woods yet." That said, even the most difficult situations don't last forever. In my opinion, like the
COVID-19 pandemic, inflation, and the tighter monetary policy it ushered in, will pass with time.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

The primary investment objective of the First Trust Low Duration Opportunities
ETF (the "Fund") is to generate current income. The Fund's secondary investment objective is to provide capital appreciation. The Fund is an actively managed exchange-traded fund. First Trust Advisors L.P. ("First Trust" or the "Advisor")
serves as the advisor. James Snyder and Jeremiah Charles are the Fund's portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund's investment portfolio.

Under normal market conditions, the Fund will seek to achieve its investment objectives by investing at least 60% of its net assets (including investment borrowings) in mortgage-related debt securities and other mortgage-related instruments (collectively, "Mortgage-Related Investments"). The Fund normally expects to invest in Mortgage-Related Investments tied to residential and commercial mortgages. Mortgage-Related Investments consist of: (1) residential mortgage-backed securities (RMBS); (2) commercial mortgage-backed securities
(CMBS); (3) stripped mortgage-backed securities (SMBS), which are mortgage-backed securities where mortgage payments are divided up between paying the loan's principal and paying the loan's interest; and (4) collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits
(REMICs) where they are divided into multiple classes with each class being entitled to a different share of the principal and/or interest payments received from the pool of underlying assets. The Fund will limit its investment in
Mortgage-Related Investments that are neither issued nor guaranteed by the U.S.
Government, its agencies and instrumentalities, or U.S. government-sponsored entities (collectively, "Government Entities") to 20% of its net assets
(including investment borrowings). The Fund may invest up to 40% of its net assets (including investment borrowings), in the aggregate, in (i) cash, cash equivalents and short-term investments and (ii) non-mortgage direct obligations of the U.S. government and other non-mortgage securities issued and/or guaranteed by Government Entities. The Fund may also invest up to 5% of its net assets (including investment borrowings) in asset-backed securities ("ABS")
(other than Mortgage-Related Investments) that are not issued and/or guaranteed by Government Entities. However, the Fund's investments in (a) Mortgage-Related
Investments that are not issued and/or guaranteed by Government Entities and (b)
ABS may not, in the aggregate, exceed 20% of the Fund's net assets (including investment borrowings). Although the Fund intends to invest primarily in investment grade securities, the Fund may invest up to 20% of its net assets
(including investment borrowings) in securities of any credit quality, including securities that are below investment grade, which are also known as high yield securities, or commonly referred to as "junk" bonds, or unrated securities that have not been judged by the advisor to be of comparable quality to rated investment grade securities.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                               AVERAGE ANNUAL                 CUMULATIVE
                                                                                TOTAL RETURNS                TOTAL RETURNS
                                                6 Months      1 Year       5 Years      Inception       5 Years      Inception
                                                 Ended         Ended        Ended       (11/4/14)        Ended       (11/4/14)
                                                4/30/23       4/30/23      4/30/23      to 4/30/23      4/30/23      to 4/30/23
FUND PERFORMANCE
NAV                                              4.11%         1.34%        1.17%         2.14%          5.99%         19.71%
Market Price                                     4.01%         1.09%        1.09%         2.10%          5.58%         19.33%

INDEX PERFORMANCE
ICE BofA 1-5 Year US Treasury
   & Agency Index                                3.39%         0.87%        1.24%         0.97%          6.37%          8.55%
------------------------------------------------------------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the
Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

-----------------------------------------------------------
                                           % OF NET
FUND ALLOCATION                             ASSETS
-----------------------------------------------------------
U.S. Government Agency Mortgage-
   Backed Securities                         80.8%
Mortgage-Backed Securities                   14.4
U.S. Government Bonds and Notes               6.1
Asset-Backed Securities                       3.2
Exchange-Traded Funds                         0.0*
U.S. Treasury Bills                           1.3
Purchased Options                             0.0*
U.S. Government Agency Mortgage-
   Backed Securities Sold Short              (2.9)
Written Options                              (0.3)
Net Other Assets and Liabilities(1)          (2.6)
                                           -------
     Total                                  100.0%
                                           =======

-----------------------------------------------------------
                                       % OF TOTAL LONG
                                         FIXED-INCOME
                                      INVESTMENTS, CASH
CREDIT QUALITY(3)                     & CASH EQUIVALENTS
-----------------------------------------------------------
Government and Agency                        74.4%
AAA                                           2.8
AA+                                           0.2
AA                                            0.3
AA-                                           0.2
A+                                            0.0*
A                                             0.1
BBB+                                          0.2
BBB                                           0.1
BBB-                                          0.3
BB+                                           0.2
B-                                            0.0*
Not Rated                                    18.7
Cash and Cash Equivalents                     2.5
                                           -------
     Total                                  100.0%
                                           =======

*  Amount is less than 0.1%.

-----------------------------------------------------------
                                        % OF LONG-TERM
TOP TEN HOLDINGS                        INVESTMENTS(2)
-----------------------------------------------------------
Federal National Mortgage Association,
   Pool TBA, 5.00%, 6/15/38                   2.7%
Federal National Mortgage Association,
   Pool TBA, 3.00%, 6/15/53                   2.1
Federal National Mortgage Association,
   Pool FM3003, 4.00%, 5/1/49                 2.0
Federal National Mortgage Association,
   Pool TBA, 2.50%, 6/15/53                   2.0
Federal National Mortgage Association,
   Pool FM2972, 4.00%, 12/1/44                1.7
U.S. Treasury Note, 2.88%, 11/30/23           1.5
U.S. Treasury Note, 4.00%, 2/15/26            1.4
U.S. Treasury Note, 2.75%, 11/15/23           1.3
Federal National Mortgage Association,
   Pool FS2044, 4.50%, 7/1/44                 1.0
Federal National Mortgage Association,
   Series 2023-M1, Class 2A1, 4.05%,
   12/25/37                                   1.0
                                           -------
     Total                                   16.7%
                                           =======

-----------------------------------------------------------
WEIGHTED AVERAGE EFFECTIVE NET DURATION
-----------------------------------------------------------
April 30, 2023                            2.12 Years
High - February 28, 2023                  2.46 Years
Low - November 30, 2022                   1.81 Years

-----------------------------
(1)   Includes variation margin on futures contracts.

(2)   Percentages are based on the long positions only. Money market funds and short positions are excluded.

(3)   The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization
      (NRSRO), of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1+ to C for short-term ratings. Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the
      Fund or its shares. U.S. Treasury and U.S. Agency mortgage-backed securities appear under "Government and Agency." Credit ratings are subject to change.

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)


                PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                     NOVEMBER 4, 2014 - APRIL 30, 2023

            First Trust Low Duration     ICE BofA 1-5 Year US
               Opportunities ETF        Treasury & Agency Index
11/4/14             $10,000                     $10,000
10/31/15             10,362                      10,144
4/30/16              10,725                      10,256
10/31/16             11,138                      10,301
4/30/17              11,186                      10,279
10/31/17             11,274                      10,307
4/30/18              11,294                      10,205
10/31/18             11,368                      10,273
4/30/19              11,635                      10,578
10/31/19             119,23                      109867
4/30/20              11,990                      11,290
10/31/20             12,101                      11,314
4/30/21              12,146                      11,290
10/31/21             12,099                      11,232
4/30/22              11,813                      10,762
10/31/22             11,499                      10,499
4/30/23              11,971                      10,855


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

Performance in securitized product investment strategies can be impacted from the benefits of purchasing odd lot positions. The impact of these investments can be particularly meaningful when funds have limited assets under management and may not be a sustainable source of performance as a fund grows in size.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2023 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to the First Trust Low Duration Opportunities ETF (the "Fund" or
"LMBS"). In this capacity, First Trust is responsible for the selection and ongoing monitoring of the investments in the Fund's portfolio and certain other services necessary for the management of the portfolio.

                           PORTFOLIO MANAGEMENT TEAM

JAMES SNYDER - SENIOR VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER
JEREMIAH CHARLES - SENIOR VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER

The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. Each portfolio manager has served as part of the portfolio management team of the Fund since 2014.

                                                                          Page 5


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2023 (UNAUDITED)

As a shareholder of First Trust Low Duration Opportunities ETF (the "Fund"), you
incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2023.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


----------------------------------------------------------------------------------------------------------------------
                                                                                        ANNUALIZED
                                                                                       EXPENSE RATIO    EXPENSES PAID
                                                    BEGINNING            ENDING        BASED ON THE       DURING THE
                                                  ACCOUNT VALUE      ACCOUNT VALUE       SIX MONTH        SIX MONTH
                                                 NOVEMBER 1, 2022    APRIL 30, 2023     PERIOD (a)      PERIOD (a) (b)
----------------------------------------------------------------------------------------------------------------------
FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
Actual                                              $1,000.00          $1,041.10           0.64%            $3.24
Hypothetical (5% return before expenses)            $1,000.00          $1,021.62           0.64%            $3.21


(a)   Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which the Fund invests.

(b)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (November 1,
      2022 through April 30, 2023), multiplied by 181/365 (to reflect the six-month period).


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 80.8%
                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 31.7%
                  Federal Home Loan Mortgage Corporation
$            271     Series 1993-1552, Class I, 10 Yr. Constant Maturity Treasury
                        Rate - 0.65% (a)..........................................      2.81%       08/15/23    $            270
           3,364     Series 1993-1579, Class PM...................................      6.70%       09/15/23               3,357
           5,910     Series 1993-1630, Class PK...................................      6.00%       11/15/23               5,898
          18,170     Series 1994-1710, Class G, 1 Mo. LIBOR + 1.50% (a)...........      6.45%       04/15/24              18,251
             852     Series 1998-2089, Class PJ, IO...............................      7.00%       10/15/28                  67
           3,252     Series 1998-2102, Class Z....................................      6.00%       12/15/28               3,314
           3,884     Series 2002-2405, Class BF...................................      7.00%       03/25/24               3,867
         150,747     Series 2002-2410, Class OG...................................      6.38%       02/15/32             158,486
          78,598     Series 2002-2427, Class GE...................................      6.00%       03/15/32              81,708
         110,070     Series 2002-2437, Class SA, IO, 1 Mo. LIBOR (x) -1 +
                        7.90% (b).................................................      2.95%       01/15/29               5,502
         148,992     Series 2003-2557, Class HL...................................      5.30%       01/15/33             151,702
          91,959     Series 2003-2564, Class AC...................................      5.50%       02/15/33              94,307
         229,202     Series 2003-2574, Class PE...................................      5.50%       02/15/33             235,498
          96,608     Series 2003-2577, Class LI, IO...............................      5.50%       02/15/33              12,077
         789,000     Series 2003-2581, Class LL...................................      5.25%       03/15/33             809,538
          21,006     Series 2003-2597, Class AE...................................      5.50%       04/15/33              21,056
       1,085,000     Series 2003-2613, Class LL...................................      5.00%       05/15/33           1,097,373
         269,017     Series 2003-2626, Class ZW...................................      5.00%       06/15/33             239,387
         586,458     Series 2003-2626, Class ZX...................................      5.00%       06/15/33             549,055
         360,182     Series 2004-2771, Class NL...................................      6.00%       03/15/34             376,556
         266,204     Series 2004-2793, Class PE...................................      5.00%       05/15/34             269,678
         659,954     Series 2004-2891, Class ZA...................................      6.50%       11/15/34             750,262
         245,569     Series 2004-2907, Class DZ...................................      4.00%       12/15/34             236,406
         785,000     Series 2005-2973, Class GE...................................      5.50%       05/15/35             821,626
          99,282     Series 2005-3031, Class BI, IO, 1 Mo. LIBOR (x) -1 +
                        6.69% (b).................................................      1.74%       08/15/35               9,487
       2,027,796     Series 2005-3054, Class ZW...................................      6.00%       10/15/35           2,064,939
          23,405     Series 2005-3074, Class ZH...................................      5.50%       11/15/35              24,920
         172,372     Series 2006-243, Class 11, IO, STRIPS (c)....................      7.00%       08/15/36              27,102
          72,097     Series 2006-3117, Class ZU...................................      6.00%       02/15/36              82,177
          21,162     Series 2006-3150, Class DZ...................................      5.50%       05/15/36              21,824
       2,945,887     Series 2006-3196, Class ZK...................................      6.50%       04/15/32           3,225,574
          27,882     Series 2007-3274, Class B....................................      6.00%       02/15/37              28,226
         174,240     Series 2007-3322, Class NF, 1 Mo. LIBOR (x) 2,566.67 -
                        16,683.33%, 0.00% Floor (a)...............................      0.00%       05/15/37             155,410
          33,124     Series 2007-3340, Class PF, 1 Mo. LIBOR + 0.30% (a)..........      5.25%       07/15/37              32,582
          67,131     Series 2007-3360, Class CB...................................      5.50%       08/15/37              68,780
          63,242     Series 2007-3380, Class FS, 1 Mo. LIBOR + 0.35% (a)..........      5.30%       11/15/36              60,629
         150,931     Series 2008-3406, Class B....................................      6.00%       01/15/38             158,526
          95,618     Series 2008-3413, Class B....................................      5.50%       04/15/37              98,164
         169,084     Series 2008-3420, Class AZ...................................      5.50%       02/15/38             172,405
         148,780     Series 2008-3448, Class SA, IO, 1 Mo. LIBOR (x) -1 +
                        6.05% (b).................................................      1.10%       05/15/38                 599
       1,299,058     Series 2009-3542, Class ZP...................................      5.00%       06/15/39           1,311,743
         177,000     Series 2009-3550, Class LL...................................      4.50%       07/15/39             179,156
         791,063     Series 2009-3563, Class ZP...................................      5.00%       08/15/39             812,125
       1,174,476     Series 2009-3572, Class JS, IO, 1 Mo. LIBOR (x) -1 +
                        6.80% (b).................................................      1.85%       09/15/39              78,560
          35,299     Series 2009-3585, Class QZ...................................      5.00%       08/15/39              32,072
         103,163     Series 2009-3587, Class FX, 1 Mo. LIBOR + 0.00% (a)..........      4.95%       12/15/37              95,112


                        See Notes to Financial Statements                 Page 7


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$        382,651     Series 2009-3593, Class F, 1 Mo. LIBOR + 0.50% (a)...........      3.79%       03/15/36    $        374,457
       1,079,548     Series 2009-3605, Class NC...................................      5.50%       06/15/37           1,127,363
         500,000     Series 2010-3622, Class PB...................................      5.00%       01/15/40             508,130
         107,000     Series 2010-3645, Class WD...................................      4.50%       02/15/40             108,265
         501,165     Series 2010-3667, Class PL...................................      5.00%       05/15/40             504,367
          50,823     Series 2010-3699, Class FD, 1 Mo. LIBOR + 0.60% (a)..........      5.55%       07/15/40              50,687
         321,819     Series 2010-3704, Class ED...................................      4.00%       12/15/36             316,744
         400,000     Series 2010-3714, Class PB...................................      4.75%       08/15/40             411,807
         253,129     Series 2010-3735, Class IK, IO...............................      3.50%       10/15/25               6,575
          60,173     Series 2010-3735, Class JI, IO...............................      4.50%       10/15/30               5,548
         193,352     Series 2010-3740, Class SC, IO, 1 Mo. LIBOR (x) -1 +
                        6.00% (b).................................................      1.05%       10/15/40              20,507
         156,612     Series 2010-3770, Class GZ...................................      4.50%       10/15/40             145,671
           4,805     Series 2011-3795, Class ED...................................      3.00%       10/15/39               4,783
         600,000     Series 2011-3796, Class PB...................................      5.00%       01/15/41             604,104
         172,551     Series 2011-3819, Class ZQ...................................      6.00%       04/15/36             181,646
         300,000     Series 2011-3820, Class NC...................................      4.50%       03/15/41             302,231
         103,547     Series 2011-3842, Class BS, 1 Mo. LIBOR (x) -5 +
                        22.75% (b)................................................      0.91%       04/15/41              98,203
       1,387,000     Series 2011-3895, Class PW...................................      4.50%       07/15/41           1,401,861
       1,921,054     Series 2011-3925, Class ZD...................................      4.50%       09/15/41           1,904,075
       8,447,053     Series 2011-3954, Class GS, IO, 1 Mo. LIBOR (x) -1 +
                        6.00% (b).................................................      1.05%       11/15/41             910,184
         310,759     Series 2012-267, Class S5, IO, STRIPS, 1 Mo. LIBOR (x) -1
                        + 6.00% (b)...............................................      1.05%       08/15/42              25,864
       6,557,657     Series 2012-276, Class S5, IO, STRIPS, 1 Mo. LIBOR (x) -1
                        + 6.00% (b)...............................................      1.05%       09/15/42             729,511
         380,001     Series 2012-3999, Class WA (c)...............................      5.55%       08/15/40             391,483
       1,878,000     Series 2012-4000, Class PY...................................      4.50%       02/15/42           1,848,290
          30,149     Series 2012-4012, Class GC...................................      3.50%       06/15/40              29,433
          22,579     Series 2012-4015, Class KB...................................      1.75%       05/15/41              20,666
         221,173     Series 2012-4021, Class IP, IO...............................      3.00%       03/15/27               8,171
       1,176,988     Series 2012-4026, Class GZ...................................      4.50%       04/15/42           1,146,005
         370,157     Series 2012-4030, Class IL, IO...............................      3.50%       04/15/27              13,691
         706,718     Series 2012-4054, Class AI, IO...............................      3.00%       04/15/27              22,867
         686,881     Series 2012-4090, Class YZ...................................      4.50%       08/15/42             634,093
          24,116     Series 2012-4097, Class ES, IO, 1 Mo. LIBOR (x) -1 +
                        6.10% (b).................................................      1.15%       08/15/42               2,790
       2,395,051     Series 2012-4097, Class SA, IO, 1 Mo. LIBOR (x) -1 +
                        6.05% (b).................................................      1.10%       08/15/42             283,522
       2,447,000     Series 2012-4098, Class PE...................................      4.00%       08/15/42           2,199,296
         212,755     Series 2012-4103, Class HI, IO...............................      3.00%       09/15/27               9,001
          29,113     Series 2012-4116, Class AS, IO, 1 Mo. LIBOR (x) -1 +
                        6.15% (b).................................................      1.20%       10/15/42               3,512
         769,136     Series 2012-4121, Class HI, IO...............................      3.50%       10/15/27              33,343
       1,145,316     Series 2012-4132, Class AI, IO...............................      4.00%       10/15/42             184,545
         281,825     Series 2012-4136, Class TU, IO, 1 Mo. LIBOR (x) -22.50 +
                        139.50%, 4.50% Cap (b)....................................      4.50%       08/15/42              47,241
         271,275     Series 2012-4145, Class YI, IO...............................      3.00%       12/15/27              11,580
         212,005     Series 2013-299, Class S1, IO, STRIPS, 1 Mo. LIBOR (x) -1
                        + 6.00% (b)...............................................      1.05%       01/15/43              22,071
         235,646     Series 2013-303, Class C2, IO, STRIPS........................      3.50%       01/15/28              10,995


Page 8                  See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$      4,950,236     Series 2013-303, Class C12, IO, STRIPS.......................      4.00%       12/15/32    $        482,856
         158,849     Series 2013-304, Class C37, IO, STRIPS.......................      3.50%       12/15/27               6,273
         689,416     Series 2013-304, Class C40, IO, STRIPS.......................      3.50%       09/15/26              23,295
         755,105     Series 2013-4151, Class DI, IO...............................      3.50%       11/15/31              23,993
       2,140,799     Series 2013-4154, Class IB, IO...............................      3.50%       01/15/28              96,553
       7,421,472     Series 2013-4170, Class CO, PO...............................       (d)        11/15/32           6,282,418
         905,000     Series 2013-4176, Class HE...................................      4.00%       03/15/43             879,548
         732,650     Series 2013-4177, Class GL...................................      3.00%       03/15/33             682,285
       2,732,410     Series 2013-4193, Class AI, IO...............................      3.00%       04/15/28             133,386
         826,035     Series 2013-4193, Class PB...................................      4.00%       04/15/43             769,622
      14,142,200     Series 2013-4199, Class BZ...................................      3.50%       05/15/43          13,072,375
       1,205,693     Series 2013-4203, Class US, 1 Mo. LIBOR (x) -1.50 +
                        6.00% (b).................................................      0.19%       05/15/33             881,592
         500,000     Series 2013-4211, Class PB...................................      3.00%       05/15/43             437,972
      14,146,326     Series 2013-4218, Class ZK...................................      2.50%       02/15/43          11,386,706
       5,388,000     Series 2013-4224, Class ME...................................      4.00%       07/15/43           5,140,820
          11,838     Series 2013-4226, Class NS, 1 Mo. LIBOR (x) -3 +
                        10.50% (b)................................................      1.12%       01/15/43               8,723
       1,450,000     Series 2013-4247, Class AY...................................      4.50%       09/15/43           1,456,385
         168,825     Series 2013-4265, Class IB, IO...............................      4.50%       12/15/24               3,256
       2,609,067     Series 2014-4316, Class XZ...................................      4.50%       03/15/44           2,596,894
       8,653,625     Series 2014-4329, Class VZ...................................      4.00%       04/15/44           8,344,560
       2,332,270     Series 2014-4387, Class IE, IO...............................      2.50%       11/15/28              89,594
      13,072,723     Series 2015-4499, Class CZ...................................      3.50%       08/15/45          11,509,620
         465,907     Series 2015-4512, Class W (c) (e)............................      5.38%       05/15/38             476,506
          74,038     Series 2015-4520, Class AI, IO...............................      3.50%       10/15/35               7,578
         100,894     Series 2015-4522, Class JZ...................................      2.00%       01/15/45              99,020
         285,068     Series 2016-4546, Class PZ...................................      4.00%       12/15/45             235,893
         482,549     Series 2016-4546, Class ZT...................................      4.00%       01/15/46             398,155
       5,550,263     Series 2016-4559, Class LI, IO...............................      2.50%       03/15/31             343,803
         148,122     Series 2016-4568, Class MZ...................................      4.00%       04/15/46             117,593
      10,373,324     Series 2016-4570, Class ST, IO, 1 Mo. LIBOR (x) -1 +
                        6.00% (b).................................................      1.05%       04/15/46           1,218,629
       3,848,304     Series 2016-4572, Class LI, IO...............................      4.00%       08/15/45             580,518
      19,067,898     Series 2016-4585, Class DS, IO, 1 Mo. LIBOR (x) -1 +
                        6.00% (b).................................................      1.05%       05/15/46           2,167,110
       7,259,730     Series 2016-4587, Class ZH...................................      4.00%       03/15/44           6,897,219
       1,148,362     Series 2016-4591, Class GI, IO...............................      4.00%       12/15/44             156,179
         771,702     Series 2016-4600, Class WT...................................      3.50%       07/15/36             720,093
         136,619     Series 2016-4605, Class KS, 1 Mo. LIBOR (x) -1.57 +
                        4.71%, 0.00% Floor (b)....................................      0.00%       08/15/43              94,056
         193,023     Series 2016-4609, Class YI, IO...............................      4.00%       04/15/54               9,266
         813,028     Series 2016-4615, Class GT, 1 Mo. LIBOR (x) -4 + 16.00%,
                        4.00% Cap (b).............................................      0.51%       10/15/42             583,320
      10,302,417     Series 2017-4660, Class PO, PO...............................       (d)        01/15/33           7,286,787
         600,000     Series 2017-4681, Class JY...................................      2.50%       05/15/47             498,537
       2,803,763     Series 2018-4774, Class SL, IO, 1 Mo. LIBOR (x) -1 +
                        6.20% (b).................................................      1.25%       04/15/48             345,232
       4,339,805     Series 2018-4826, Class ME...................................      3.50%       09/15/48           4,091,585
       2,657,271     Series 2018-4833, Class PY...................................      4.00%       10/15/48           2,560,008
       3,329,436     Series 2019-4872, Class BZ...................................      4.00%       04/15/49           2,988,974


                        See Notes to Financial Statements                 Page 9


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$      6,398,347     Series 2019-4910, Class SA, IO, 1 Mo. LIBOR (x) -1 +
                        6.05% (b).................................................      1.10%       06/15/49    $      1,065,185
       8,184,093     Series 2019-4938, Class BS, IO, 1 Mo. LIBOR (x) -1 +
                        6.00% (b).................................................      0.98%       12/25/49             990,417
       8,943,596     Series 2019-4943, Class NS, IO, 1 Mo. LIBOR (x) -1 +
                        6.00% (b).................................................      0.98%       01/25/50           1,799,703
       2,515,155     Series 2020-4974, Class IA, IO...............................      3.50%       12/25/49             665,743
      40,067,628     Series 2020-5004, Class F, 1 Mo. LIBOR + 0.35% (a)...........      5.37%       07/25/50          38,852,369
      14,069,281     Series 2020-5034, Class IO, IO (c)...........................      1.32%       10/15/45             650,907
      18,646,248     Series 2020-5045, Class AF, 30 Day Average SOFR +
                        0.25% (a).................................................      5.07%       11/25/50          17,748,901
      18,485,965     Series 2020-5045, Class BF, 30 Day Average SOFR +
                        0.30% (a).................................................      4.78%       11/25/50          17,752,289
       8,815,818     Series 2021-5178, Class HL...................................      2.00%       01/25/52           6,098,000
      18,034,128     Series 2022-5200, Class TZ...................................      2.50%       11/25/49          11,862,844
      11,790,058     Series 2022-5208, Class HZ...................................      3.50%       03/25/52          10,225,673
      13,802,677     Series 2022-5208, Class Z....................................      3.00%       04/25/52          11,146,130
       9,750,000     Series 2022-5210, Class LB...................................      3.00%       08/25/50           7,621,586
      12,293,789     Series 2022-5220, Class KZ...................................      4.00%       02/25/51          11,569,180
       6,828,840     Series 2022-5221, Class VE...................................      3.50%       07/25/33           6,537,861
      33,673,000     Series 2022-5221, Class YC...................................      4.00%       05/25/52          31,631,803
       5,044,193     Series 2022-5222, Class BZ...................................      3.50%       05/25/37           4,717,504
       7,835,126     Series 2022-5222, Class DP...................................      3.25%       05/25/52           7,416,252
      18,942,312     Series 2022-5223, Class GZ...................................      3.00%       08/25/51          13,668,662
      13,276,753     Series 2022-5224, Class DZ...................................      4.00%       04/25/52          12,445,613
      10,781,432     Series 2022-5225, Class HZ...................................      4.00%       08/25/51           9,652,280
      14,355,145     Series 2022-5225, Class NZ...................................      4.00%       05/25/52          12,862,814
       8,386,513     Series 2022-5228, Class DZ...................................      4.50%       06/25/52           8,048,275
       8,917,916     Series 2022-5230, Class DL...................................      3.50%       09/25/44           8,003,955
       9,012,242     Series 2022-5232, Class GO, PO...............................       (d)        08/25/51           5,600,341
       8,664,613     Series 2022-5255, Class KZ...................................      4.00%       09/25/52           7,915,994
       7,871,994     Series 2022-5270, Class AL...................................      3.00%       11/25/48           6,219,849
                  Federal National Mortgage Association
           4,477     Series 1993-169, Class L.....................................      6.50%       09/25/23               4,466
           1,511     Series 1993-171, Class SB, 10 Yr. Constant Maturity Treasury
                        Rate (x) -2.17 + 21.99% (b)...............................     14.50%       09/25/23               1,510
           4,154     Series 1993-222, Class 2, IO, STRIPS (f).....................      7.00%       06/25/23                  15
           1,466     Series 1993-230, Class FA, 1 Mo. LIBOR + 0.60% (a)...........      5.45%       12/25/23               1,467
          14,254     Series 1994-61, Class FG, 1 Mo. LIBOR + 1.50% (a)............      6.35%       04/25/24              14,301
          15,242     Series 1996-51, Class AY, IO.................................      7.00%       12/18/26                 989
           6,057     Series 1998-37, Class VZ.....................................      6.00%       06/17/28               6,045
          22,480     Series 2001-34, Class SR, IO, 1 Mo. LIBOR (x) -1 +
                        8.10% (b).................................................      3.14%       08/18/31                 693
           1,559     Series 2001-42, Class SB, 1 Mo. LIBOR (x) -16 + 128.00%,
                        8.50% Cap (b).............................................      8.50%       09/25/31               1,549
          59,454     Series 2001-46, Class F, 1 Mo. LIBOR + 0.40% (a).............      5.36%       09/18/31              59,422
           5,420     Series 2002-22, Class G......................................      6.50%       04/25/32               5,716
          51,821     Series 2002-30, Class Z......................................      6.00%       05/25/32              53,951
          75,337     Series 2002-80, Class CZ.....................................      4.50%       09/25/32              73,433
          64,282     Series 2002-320, Class 2, IO, STRIPS.........................      7.00%       04/25/32              12,474
          57,281     Series 2002-323, Class 6, IO, STRIPS.........................      6.00%       01/25/32               7,761
         156,252     Series 2002-324, Class 2, IO, STRIPS.........................      6.50%       07/25/32              21,231


Page 10                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal National Mortgage Association (Continued)
$         12,583     Series 2003-14, Class AT.....................................      4.00%       03/25/33    $         12,257
          35,456     Series 2003-21, Class OA.....................................      4.00%       03/25/33              34,759
          67,140     Series 2003-32, Class UI, IO.................................      6.00%       05/25/33              10,796
         295,531     Series 2003-45, Class JB.....................................      5.50%       06/25/33             304,340
          11,421     Series 2003-63, Class F1, 1 Mo. LIBOR + 0.30% (a)............      5.32%       11/25/27              11,380
         355,000     Series 2003-71, Class NH.....................................      4.29%       08/25/33             351,082
         138,052     Series 2003-109, Class YB....................................      6.00%       11/25/33             142,084
         178,295     Series 2003-343, Class 2, IO, STRIPS.........................      4.50%       10/25/33              21,828
         179,474     Series 2003-345, Class 14, IO, STRIPS........................      6.00%       03/25/34              27,293
          36,037     Series 2003-348, Class 17, IO, STRIPS........................      7.50%       12/25/33               5,169
          52,914     Series 2003-348, Class 18, IO, STRIPS (c)....................      7.50%       12/25/33               8,463
         163,564     Series 2004-10, Class ZB.....................................      6.00%       02/25/34             169,032
         492,719     Series 2004-18, Class EZ.....................................      6.00%       04/25/34             517,762
         200,359     Series 2004-25, Class LC.....................................      5.50%       04/25/34             206,840
         218,541     Series 2004-25, Class UC.....................................      5.50%       04/25/34             225,088
          45,385     Series 2004-28, Class ZH.....................................      5.50%       05/25/34              46,574
         610,039     Series 2004-60, Class AC.....................................      5.50%       04/25/34             608,411
       1,337,938     Series 2005-2, Class S, IO, 1 Mo. LIBOR (x) -1 + 6.60% (b)...      1.58%       02/25/35             100,579
         261,241     Series 2005-2, Class TB, IO, 1 Mo. LIBOR (x) -1 + 5.90%,
                        0.40% Cap (b).............................................      0.40%       07/25/33               2,257
          61,630     Series 2005-29, Class ZT.....................................      5.00%       04/25/35              61,323
          61,517     Series 2005-40, Class SA, IO, 1 Mo. LIBOR (x) -1 +
                        6.70% (b).................................................      1.68%       05/25/35               4,731
         319,453     Series 2005-52, Class TZ.....................................      6.50%       06/25/35             364,479
       1,150,834     Series 2005-57, Class KZ.....................................      6.00%       07/25/35           1,219,973
           7,982     Series 2005-67, Class SC, 1 Mo. LIBOR (x) -2.15 +
                        14.41% (b)................................................      3.61%       08/25/35               7,841
          32,839     Series 2005-79, Class NS, IO, 1 Mo. LIBOR (x) -1 +
                        6.09% (b).................................................      1.07%       09/25/35               2,322
       3,329,103     Series 2005-86, Class WZ.....................................      5.50%       10/25/35           3,376,160
          11,792     Series 2005-87, Class SC, 1 Mo. LIBOR (x) -1.67 +
                        13.83% (b)................................................      5.47%       10/25/35              12,469
          59,853     Series 2005-95, Class WZ.....................................      6.00%       11/25/35              67,945
          18,318     Series 2005-102, Class DS, 1 Mo. LIBOR (x) -2.75 +
                        19.80% (b)................................................      5.99%       11/25/35              16,885
          91,293     Series 2005-359, Class 6, IO, STRIPS.........................      5.00%       11/25/35              13,396
          79,033     Series 2005-362, Class 13, IO, STRIPS........................      6.00%       08/25/35              13,508
          37,949     Series 2006-5, Class 2A2 (a).................................      4.05%       02/25/35              36,997
      17,133,805     Series 2006-5, Class N2, IO (e)..............................      0.00%       02/25/35              10,709
          39,824     Series 2006-15, Class IS, IO, 1 Mo. LIBOR (x) -1 +
                        6.58% (b).................................................      1.56%       03/25/36               4,321
         650,979     Series 2006-20, Class PI, IO, 1 Mo. LIBOR (x) -1 +
                        6.68% (b).................................................      1.66%       11/25/30              19,925
          27,661     Series 2006-31, Class PZ.....................................      6.00%       05/25/36              31,006
          35,075     Series 2006-42, Class CF, 1 Mo. LIBOR + 0.45% (a)............      5.47%       06/25/36              34,871
         399,625     Series 2006-80, Class PH.....................................      6.00%       08/25/36             423,525
          38,079     Series 2006-85, Class MZ.....................................      6.50%       09/25/36              40,327
         171,087     Series 2006-117, Class GF, 1 Mo. LIBOR + 0.35% (a)...........      5.37%       12/25/36             168,396
       1,477,116     Series 2006-118, Class A1, 1 Mo. LIBOR + 0.06% (a)...........      4.91%       12/25/36           1,430,613
         313,274     Series 2007-7, Class KA......................................      5.75%       08/25/36             326,868
          19,554     Series 2007-25, Class FB, 1 Mo. LIBOR + 0.33% (a)............      5.35%       04/25/37              19,113
         517,172     Series 2007-28, Class ZA.....................................      6.00%       04/25/37             529,820


                        See Notes to Financial Statements                Page 11


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal National Mortgage Association (Continued)
$        886,106     Series 2007-57, Class ZG.....................................      4.75%       06/25/37    $        885,449
         576,126     Series 2007-60, Class ZS.....................................      4.75%       07/25/37             587,518
         505,051     Series 2007-68, Class AE.....................................      6.50%       07/25/37             536,820
         271,328     Series 2007-116, Class PB....................................      5.50%       08/25/35             281,447
          60,394     Series 2007-117, Class MD....................................      5.50%       07/25/37              59,304
       2,603,267     Series 2007-W10, Class 3A (e)................................      2.99%       06/25/47           2,598,942
         125,656     Series 2008-3, Class FZ, 1 Mo. LIBOR + 0.55% (a).............      5.57%       02/25/38             118,136
          21,402     Series 2008-8, Class ZA......................................      5.00%       02/25/38              21,325
           7,241     Series 2008-17, Class IP, IO.................................      6.50%       02/25/38                 507
             156     Series 2009-10, Class AB.....................................      5.00%       03/25/24                 155
              66     Series 2009-14, Class BS, IO, 1 Mo. Libor (x) -1 +
                        6.25% (b) (f).............................................      1.23%       03/25/24                   0
       1,439,708     Series 2009-37, Class NZ.....................................      5.71%       02/25/37           1,497,840
       4,400,000     Series 2009-50, Class GX.....................................      5.00%       07/25/39           4,536,599
       2,550,753     Series 2009-85, Class J......................................      4.50%       10/25/39           2,555,096
         165,869     Series 2009-91, Class HL.....................................      5.00%       11/25/39             169,330
          97,000     Series 2009-92, Class DB.....................................      5.00%       11/25/39             100,369
         850,474     Series 2009-103, Class PZ....................................      6.00%       12/25/39             955,903
         162,006     Series 2009-106, Class SN, IO, 1 Mo. LIBOR (x) -1 +
                        6.25% (b).................................................      1.23%       01/25/40              12,661
         284,725     Series 2009-109, Class PZ....................................      4.50%       01/25/40             275,039
          47,368     Series 2009-115, Class HZ....................................      5.00%       01/25/40              48,761
          48,087     Series 2009-398, Class C13, IO, STRIPS.......................      4.00%       06/25/24                 601
         204,900     Series 2010-3, Class DZ......................................      4.50%       02/25/40             197,062
         124,480     Series 2010-21, Class KO, PO.................................       (d)        03/25/40             107,044
         500,000     Series 2010-35, Class EP.....................................      5.50%       04/25/40             522,109
         288,635     Series 2010-38, Class KC.....................................      4.50%       04/25/40             288,071
         295,897     Series 2010-45, Class WB.....................................      5.00%       05/25/40             309,038
         337,989     Series 2010-68, Class BI, IO.................................      5.50%       07/25/50              63,476
          30,968     Series 2010-75, Class MT (e).................................      1.57%       12/25/39              29,521
          10,751     Series 2010-110, Class KI, IO (f)............................      5.50%       10/25/25                  48
          80,107     Series 2010-115, Class PO, PO................................       (d)        04/25/40              69,034
         213,420     Series 2010-129, Class SM, IO, 1 Mo. LIBOR (x) -1 +
                        6.00% (b).................................................      0.98%       11/25/40               5,718
       2,821,000     Series 2010-142, Class DL....................................      4.00%       12/25/40           2,752,616
         151,010     Series 2011-9, Class AZ......................................      5.00%       05/25/40             147,957
       1,507,000     Series 2011-10, Class AY.....................................      6.00%       02/25/41           1,670,084
          94,466     Series 2011-30, Class LS, IO (c).............................      0.40%       04/25/41               4,948
         137,057     Series 2011-30, Class ZB.....................................      5.00%       04/25/41             138,503
         296,549     Series 2011-52, Class GB.....................................      5.00%       06/25/41             301,865
         776,259     Series 2011-73, Class PI, IO.................................      4.50%       05/25/41              34,255
         180,276     Series 2011-74, Class TQ, IO, 1 Mo. LIBOR (x) -6.43 + 55.93%,
                        4.50% Cap (b).............................................      4.50%       12/25/33              21,092
       1,373,036     Series 2011-101, Class EI, IO................................      3.50%       10/25/26              36,804
         750,000     Series 2011-105, Class MB....................................      4.00%       10/25/41             695,076
       1,837,120     Series 2011-111, Class PZ....................................      4.50%       11/25/41           1,841,535
       3,756,040     Series 2011-123, Class JS, IO, 1 Mo. LIBOR (x) -1 +
                        6.65% (b).................................................      1.63%       03/25/41             198,329
       1,170,838     Series 2012-28, Class PT.....................................      4.00%       03/25/42           1,117,114
         776,952     Series 2012-39, Class PB.....................................      4.25%       04/25/42             772,544
         358,413     Series 2012-52, Class BZ.....................................      4.00%       05/25/42             326,784
          95,211     Series 2012-66, Class DI, IO.................................      3.50%       06/25/27               3,965


Page 12                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal National Mortgage Association (Continued)
$      2,013,022     Series 2012-101, Class AI, IO................................      3.00%       06/25/27    $         50,903
       2,287,821     Series 2012-103, Class HI, IO................................      3.00%       09/25/27              84,391
         207,919     Series 2012-111, Class B.....................................      7.00%       10/25/42             221,922
         134,911     Series 2012-118, Class IB, IO................................      3.50%       11/25/42              21,861
       6,908,788     Series 2012-122, Class SD, IO, 1 Mo. LIBOR (x) -1 +
                        6.10% (b).................................................      1.08%       11/25/42             768,107
         435,138     Series 2012-133, Class KO, PO................................       (d)        12/25/42             224,752
         483,103     Series 2012-138, Class MA....................................      1.00%       12/25/42             409,698
         793,054     Series 2012-146, Class QA....................................      1.00%       01/25/43             675,943
         274,251     Series 2012-409, Class 49, IO, STRIPS (c)....................      3.50%       11/25/41              41,317
         302,229     Series 2012-409, Class 53, IO, STRIPS (c)....................      3.50%       04/25/42              45,429
         690,000     Series 2013-10, Class HQ.....................................      2.50%       02/25/43             511,740
         298,602     Series 2013-13, Class IK, IO.................................      2.50%       03/25/28              12,463
       6,351,359     Series 2013-19, Class ZD.....................................      3.50%       03/25/43           5,722,643
          51,532     Series 2013-23, Class ZB.....................................      3.00%       03/25/43              38,525
         750,000     Series 2013-41, Class DB.....................................      3.00%       05/25/43             620,837
       1,048,032     Series 2013-43, Class IX, IO.................................      4.00%       05/25/43             210,991
         330,550     Series 2013-51, Class PI, IO.................................      3.00%       11/25/32              28,891
         328,187     Series 2013-52, Class MD.....................................      1.25%       06/25/43             277,214
         511,213     Series 2013-55, Class AI, IO.................................      3.00%       06/25/33              51,737
         134,263     Series 2013-70, Class JZ.....................................      3.00%       07/25/43             119,837
          83,610     Series 2013-75, Class FC, 1 Mo. LIBOR + 0.25% (a)............      5.27%       07/25/42              83,103
      11,925,441     Series 2013-75, Class ZG.....................................      3.25%       07/25/43           9,943,092
         379,979     Series 2013-105, Class BN....................................      4.00%       05/25/43             350,604
         175,768     Series 2013-105, Class KO, PO................................       (d)        10/25/43             156,145
         195,852     Series 2013-106, Class KN....................................      3.00%       10/25/43             159,700
      19,573,308     Series 2013-115, Class Z.....................................      3.00%       11/25/33          18,439,384
      46,782,616     Series 2013-119, Class VZ....................................      3.00%       10/25/33          44,038,236
      37,470,107     Series 2013-119, Class ZB....................................      3.00%       12/25/33          35,089,680
       1,003,000     Series 2013-130, Class QY....................................      4.50%       06/25/41             998,736
       1,633,290     Series 2013-417, Class C21, IO, STRIPS.......................      4.00%       12/25/42             246,518
       3,735,548     Series 2013-418, Class C1, IO, STRIPS........................      3.50%       08/25/43             530,645
          50,665     Series 2014-29, Class GI, IO.................................      3.00%       05/25/29               2,290
       1,404,221     Series 2014-44, Class NI, IO.................................      4.50%       08/25/29              34,056
          88,213     Series 2014-68, Class GI, IO.................................      4.50%       10/25/43               7,221
         614,150     Series 2014-82, Class GZ.....................................      4.00%       12/25/44             532,291
         449,474     Series 2014-84, Class LI, IO.................................      3.50%       12/25/26              12,662
         875,000     Series 2015-16, Class MY.....................................      3.50%       04/25/45             774,503
             543     Series 2015-38, Class GI, IO (f).............................      3.00%       09/25/43                   0
         298,389     Series 2015-76, Class BI, IO.................................      4.00%       10/25/39               9,088
          36,540     Series 2015-93, Class KI, IO.................................      3.00%       09/25/44               1,327
          72,665     Series 2015-97, Class AI, IO (f).............................      4.00%       09/25/41                  50
       4,908,690     Series 2016-2, Class EZ......................................      2.50%       02/25/46           4,429,757
       8,774,460     Series 2016-37, Class PY.....................................      3.00%       06/25/46           7,356,840
      16,302,933     Series 2016-40, Class MS, IO, 1 Mo. LIBOR (x) -1 +
                        6.00% (b).................................................      0.98%       07/25/46           2,361,385
      11,510,000     Series 2016-50, Class GY.....................................      3.00%       08/25/46           9,651,324
       6,649,176     Series 2016-62, Class SB, IO, 1 Mo. LIBOR (x) -1 +
                        6.10% (b).................................................      1.08%       09/25/46             476,438
         823,625     Series 2016-71, Class NI, IO.................................      3.50%       04/25/46              93,302
       2,866,032     Series 2016-73, Class PI, IO.................................      3.00%       08/25/46             497,965
         354,917     Series 2016-74, Class HI, IO.................................      3.50%       10/25/46              58,865


                        See Notes to Financial Statements                Page 13


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal National Mortgage Association (Continued)
$        278,441     Series 2016-84, Class DF, 1 Mo. LIBOR + 0.42% (a)............      4.12%       11/25/46    $        272,311
       7,491,736     Series 2017-18, Class AS, IO, 1 Mo. LIBOR (x) -1 +
                        6.05% (b).................................................      1.03%       03/25/47           1,102,455
         597,364     Series 2017-46, Class BY.....................................      3.00%       06/25/47             468,975
      12,447,502     Series 2017-50, Class BZ.....................................      3.00%       07/25/47          10,736,894
       5,282,256     Series 2017-65, Class SA, IO, 1 Mo. LIBOR (x) -1 + 5.90%,
                        5.00% Cap (b).............................................      0.88%       09/25/47             567,914
       4,132,604     Series 2017-84, Class ZK.....................................      3.50%       10/25/57           3,607,078
       3,181,265     Series 2017-87, Class GI, IO.................................      4.00%       06/25/44             489,563
       2,207,735     Series 2017-87, Class ZA.....................................      4.00%       11/25/57           1,911,903
       2,643,939     Series 2018-17, Class Z......................................      3.50%       03/25/48           2,216,103
      20,428,945     Series 2018-84, Class ZM.....................................      4.00%       11/25/48          19,877,088
       4,377,857     Series 2018-86, Class DL.....................................      3.50%       12/25/48           4,152,280
       2,484,822     Series 2018-92, Class DB.....................................      3.50%       01/25/49           2,351,437
       6,286,839     Series 2018-94, Class AZ.....................................      4.00%       01/25/49           6,095,166
       7,269,030     Series 2019-8, Class DY......................................      3.50%       03/25/49           6,878,627
       8,466,659     Series 2019-17, Class GZ.....................................      4.00%       11/25/56           7,734,489
       9,990,568     Series 2019-26, Class GA.....................................      3.50%       06/25/49           9,515,691
       3,906,164     Series 2019-27, Class HA.....................................      3.00%       06/25/49           3,550,537
       6,675,694     Series 2019-29, Class HT.....................................      3.00%       06/25/49           6,120,766
       5,622,717     Series 2019-34, Class JA.....................................      3.00%       07/25/49           5,142,944
      13,526,068     Series 2019-34, Class LA.....................................      3.00%       07/25/49          12,475,505
       3,621,425     Series 2019-37, Class A......................................      3.00%       07/25/49           3,314,583
      12,924,667     Series 2019-41, Class SN, IO, 1 Mo. LIBOR (x) -1 +
                        6.05% (b).................................................      1.03%       08/25/49           1,435,414
       9,895,882     Series 2019-57, Class JA.....................................      2.50%       10/25/49           8,865,761
       4,056,285     Series 2019-59, Class PT.....................................      2.50%       10/25/49           3,590,450
       9,290,415     Series 2019-66, Class C......................................      3.00%       11/25/49           8,617,408
      37,343,473     Series 2019-68, Class KP.....................................      2.50%       11/25/49          32,190,402
      21,072,848     Series 2019-70, Class WA, PO.................................       (d)        11/25/42          17,695,579
      12,387,526     Series 2020-9, Class SJ, IO, 1 Mo. LIBOR (x) -1 + 6.00% (b)..      0.98%       02/25/50           2,091,673
      11,969,763     Series 2020-20, Class KI, IO.................................      4.00%       03/25/50           3,932,024
      19,023,099     Series 2020-34, Class FA, 1 Mo. LIBOR + 0.45% (a)............      5.47%       06/25/50          18,498,010
       7,001,474     Series 2020-38, Class NF, 1 Mo. LIBOR + 0.45% (a)............      5.47%       06/25/50           6,733,454
      13,606,695     Series 2020-93, Class NI, IO.................................      3.00%       01/25/51           1,376,040
      10,329,920     Series 2022-15, Class ZH.....................................      3.00%       04/25/52           7,350,645
                  Federal National Mortgage Association Grantor Trust
       8,438,933     Series 2022-18, Class Z......................................      3.50%       04/25/52           6,893,929
      16,948,238     Series 2022-23, Class EZ.....................................      3.00%       03/25/52          11,969,044
      26,643,230     Series 2022-29, Class JZ.....................................      1.50%       06/25/42          19,115,412
       1,828,527     Series 2005-T1, Class A1, 1 Mo. LIBOR + 0.40% (a)............      5.41%       05/25/35           1,700,639
                  Government National Mortgage Association
          17,408     Series 2001-60, Class PZ.....................................      6.00%       12/20/31              17,364
         202,599     Series 2002-72, Class ZB.....................................      6.00%       10/20/32             200,894
         145,866     Series 2003-4, Class MZ......................................      5.50%       01/20/33             145,280
         259,744     Series 2003-18, Class PG.....................................      5.50%       03/20/33             258,671
       1,574,763     Series 2003-35, Class TZ.....................................      5.75%       04/16/33           1,571,016
         133,010     Series 2003-62, Class MZ.....................................      5.50%       07/20/33             135,581
         159,588     Series 2003-84, Class Z......................................      5.50%       10/20/33             161,168
          88,160     Series 2004-37, Class B......................................      6.00%       04/17/34              90,394
         513,031     Series 2004-49, Class MZ.....................................      6.00%       06/20/34             528,338
          36,211     Series 2004-68, Class ZC.....................................      6.00%       08/20/34              37,205


Page 14                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Government National Mortgage Association (Continued)
$         42,979     Series 2004-71, Class ST, 1 Mo. LIBOR (x) -6.25 + 44.50%,
                        7.00% Cap (b).............................................      7.00%       09/20/34    $         43,790
         287,643     Series 2004-88, Class SM, IO, 1 Mo. LIBOR (x) -1 +
                        6.10% (b).................................................      1.15%       10/16/34              10,310
       1,185,998     Series 2004-92, Class BZ.....................................      5.50%       11/16/34           1,207,319
         249,618     Series 2004-105, Class JZ....................................      5.00%       12/20/34             247,165
         211,544     Series 2004-105, Class KA....................................      5.00%       12/16/34             209,958
         248,582     Series 2005-3, Class JZ......................................      5.00%       01/16/35             237,448
         248,582     Series 2005-3, Class KZ......................................      5.00%       01/16/35             243,395
          85,544     Series 2005-7, Class MA, 1 Mo. LIBOR (x) -2.81 +
                        18.95% (b)................................................      5.06%       12/17/34              81,636
         115,940     Series 2005-33, Class AY.....................................      5.50%       04/16/35             117,431
         101,206     Series 2005-41, Class PA.....................................      4.00%       05/20/35              99,499
       1,996,500     Series 2005-78, Class ZA.....................................      5.00%       10/16/35           2,006,303
         177,482     Series 2005-93, Class PO, PO.................................       (d)        06/20/35             160,800
         500,000     Series 2006-38, Class OH.....................................      6.50%       08/20/36             506,184
         199,630     Series 2006-61, Class ZA.....................................      5.00%       11/20/36             196,832
         474,610     Series 2007-16, Class OZ.....................................      6.00%       04/20/37             491,911
         114,668     Series 2007-27, Class SD, IO, 1 Mo. LIBOR (x) -1 +
                        6.20% (b).................................................      1.25%       05/20/37               3,900
          91,696     Series 2007-41, Class OL, PO.................................       (d)        07/20/37              82,600
         163,950     Series 2007-42, Class SB, IO, 1 Mo. LIBOR (x) -1 +
                        6.75% (b).................................................      1.80%       07/20/37               7,984
         502,697     Series 2007-71, Class ZD.....................................      6.00%       11/20/37             506,442
         155,524     Series 2007-81, Class FZ, 1 Mo. LIBOR + 0.35% (a)............      5.30%       12/20/37             155,123
          77,178     Series 2008-33, Class XS, IO, 1 Mo. LIBOR (x) -1 +
                        7.70% (b).................................................      2.75%       04/16/38               4,704
         454,657     Series 2008-47, Class ML.....................................      5.25%       06/16/38             460,528
         132,497     Series 2008-54, Class PE.....................................      5.00%       06/20/38             133,717
         363,711     Series 2008-71, Class JI, IO.................................      6.00%       04/20/38              22,014
          99,061     Series 2009-14, Class KI, IO.................................      6.50%       03/20/39              11,517
          32,505     Series 2009-14, Class KS, IO, 1 Mo. LIBOR (x) -1 +
                        6.30% (b).................................................      1.35%       03/20/39                 955
          75,659     Series 2009-25, Class SE, IO, 1 Mo. LIBOR (x) -1 +
                        7.60% (b).................................................      2.65%       09/20/38               3,571
       2,637,807     Series 2009-29, Class PC.....................................      7.00%       05/20/39           2,815,659
         429,595     Series 2009-32, Class SZ.....................................      5.50%       05/16/39             443,409
       3,732,435     Series 2009-57, Class VB.....................................      5.00%       06/16/39           3,733,186
         294,166     Series 2009-61, Class PZ.....................................      7.50%       08/20/39             330,163
       8,138,960     Series 2009-61, Class WQ, IO, 1 Mo. LIBOR (x) -1 +
                        6.25% (b).................................................      1.30%       11/16/35             634,088
         968,378     Series 2009-69, Class ZB.....................................      6.00%       08/20/39             969,700
         455,000     Series 2009-75, Class JN.....................................      5.50%       09/16/39             467,918
         644,814     Series 2009-78, Class KZ.....................................      5.50%       09/16/39             675,519
          94,173     Series 2009-79, Class OK, PO.................................       (d)        11/16/37              81,131
         151,720     Series 2009-81, Class TZ.....................................      5.50%       09/20/39             157,036
          69,000     Series 2009-94, Class AL.....................................      5.00%       10/20/39              69,860
         306,943     Series 2009-106, Class DZ....................................      5.50%       11/20/39             319,689
       3,454,958     Series 2009-106, Class SL, IO, 1 Mo. LIBOR (x) -1 +
                        6.10% (b).................................................      1.15%       04/20/36             150,117
          52,201     Series 2009-106, Class WZ....................................      5.50%       11/16/39              54,504
         732,000     Series 2009-126, Class LB....................................      5.00%       12/20/39             746,978


                        See Notes to Financial Statements                Page 15


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Government National Mortgage Association (Continued)
$         19,348     Series 2010-4, Class WA......................................      3.00%       01/16/40    $         18,588
          33,295     Series 2010-42, Class CO, PO.................................       (d)        06/16/39              32,830
         970,268     Series 2010-59, Class ZD.....................................      6.50%       05/20/40           1,097,321
       1,064,374     Series 2010-85, Class SL, IO, 1 Mo. LIBOR (x) -1 +
                        6.60% (b).................................................      1.65%       07/20/37              34,643
          89,000     Series 2010-116, Class BM....................................      4.50%       09/16/40              90,332
       1,406,100     Series 2010-116, Class JB....................................      5.00%       06/16/40           1,435,768
         555,432     Series 2010-157, Class OP, PO................................       (d)        12/20/40             471,787
          16,586     Series 2010-166, Class DI, IO (f)............................      4.50%       02/20/39                 107
         160,314     Series 2011-4, Class PZ......................................      5.00%       01/20/41             163,567
         771,202     Series 2011-35, Class BP.....................................      4.50%       03/16/41             772,960
         173,216     Series 2011-48, Class LI, IO.................................      5.50%       01/16/41              20,132
       5,385,413     Series 2011-61, Class WS, IO, 1 Mo. LIBOR (x) -1 +
                        6.47% (b).................................................      1.52%       02/20/38             206,447
          40,077     Series 2011-63, Class BI, IO.................................      6.00%       02/20/38               2,318
         532,668     Series 2011-71, Class ZC.....................................      5.50%       07/16/34             538,846
       1,314,621     Series 2011-81, Class IC, IO, 1 Mo. LIBOR (x) -1 + 6.72%,
                        0.62% Cap (b).............................................      0.62%       07/20/35              15,015
         189,817     Series 2011-112, Class IP, IO................................      0.50%       08/16/26                   8
         239,265     Series 2011-129, Class CL....................................      5.00%       03/20/41             239,387
           3,134     Series 2011-136, Class GB....................................      2.50%       05/20/40               3,125
          34,932     Series 2011-151, Class TB, IO, 1 Mo. LIBOR (x) -70 +
                        465.50%, 3.50% Cap (b)....................................      3.50%       04/20/41               2,766
          31,654     Series 2012-10, Class LI, IO (f).............................      3.50%       07/20/40                  41
       7,001,737     Series 2012-84, Class QS, IO, 1 Mo. LIBOR (x) -1 +
                        6.10% (b).................................................      1.15%       07/16/42             400,428
       6,711,842     Series 2012-84, Class SJ, 1 Mo. LIBOR (x) -0.57 +
                        2.51% (b).................................................      0.04%       07/16/42           4,384,414
         251,623     Series 2012-108, Class KB....................................      2.75%       09/16/42             206,512
       2,770,197     Series 2012-143, Class TI, IO................................      3.00%       12/16/27             111,413
       1,473,893     Series 2012-149, Class PC (c)................................      6.33%       12/20/42           1,547,408
      12,524,747     Series 2013-4, Class IC, IO..................................      4.00%       09/20/42           2,100,955
          70,530     Series 2013-5, Class IA, IO..................................      3.50%       10/16/42               9,051
       2,223,000     Series 2013-20, Class QM.....................................      2.63%       02/16/43           1,899,241
       3,218,792     Series 2013-23, Class IP, IO.................................      3.50%       08/20/42             393,682
       1,368,781     Series 2013-53, Class OI, IO.................................      3.50%       04/20/43             137,834
       1,484,629     Series 2013-69, Class AI, IO.................................      3.50%       05/20/43             224,329
         161,250     Series 2013-69, Class PI, IO.................................      5.00%       05/20/43              15,690
         953,680     Series 2013-70, Class PM.....................................      2.50%       05/20/43             784,352
       1,879,276     Series 2013-91, Class PB.....................................      3.50%       09/20/42           1,830,781
         746,058     Series 2013-130, Class WS, IO, 1 Mo. LIBOR (x) -1 +
                        6.10% (b).................................................      1.15%       09/20/43              92,149
         688,000     Series 2013-183, Class PB....................................      4.50%       12/20/43             697,394
       1,804,129     Series 2014-44, Class IC, IO.................................      3.00%       04/20/28              78,563
       5,381,042     Series 2014-44, Class ID, IO (c) (e).........................      0.33%       03/16/44              49,618
          18,831     Series 2014-91, Class JI, IO.................................      4.50%       01/20/40               1,099
         605,531     Series 2014-94, Class Z......................................      4.50%       01/20/44             596,549
       2,449,926     Series 2014-99, Class HI, IO.................................      4.50%       06/20/44             356,557
       1,757,667     Series 2014-115, Class QI, IO................................      3.00%       03/20/29              39,410
       2,605,206     Series 2014-116, Class SB, IO, 1 Mo. LIBOR (x) -1 +
                        5.60% (b).................................................      0.65%       08/20/44             272,452


Page 16                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Government National Mortgage Association (Continued)
$      1,295,239     Series 2014-118, Class TV, IO, 1 Mo. LIBOR (x) -1 +
                        6.25% (b).................................................      1.30%       05/20/44    $        112,827
       4,565,372     Series 2015-66, Class LI, IO.................................      5.00%       05/16/45             414,663
          14,532     Series 2015-95, Class IK, IO (c) (f).........................      0.00%       05/16/37                   0
       3,294,771     Series 2015-124, Class DI, IO................................      3.50%       01/20/38              77,117
         404,750     Series 2015-137, Class WA (c) (e)............................      5.55%       01/20/38             421,373
         308,262     Series 2015-138, Class MI, IO................................      4.50%       08/20/44              31,626
          64,178     Series 2015-151, Class KW (c)................................      4.98%       04/20/34              63,664
      19,860,446     Series 2015-164, Class MZ....................................      3.00%       09/20/45          16,177,386
       3,487,906     Series 2015-168, Class GI, IO................................      5.50%       02/16/33             155,682
         198,325     Series 2016-16, Class KZ.....................................      3.00%       02/16/46             163,763
       6,355,135     Series 2016-37, Class AF, 1 Mo. LIBOR + 0.47% (a)............      2.74%       11/20/43           6,114,479
          60,927     Series 2016-55, Class PB (c).................................      5.80%       03/20/31              60,973
         858,181     Series 2016-69, Class WI, IO.................................      4.50%       05/20/46             207,516
       2,492,110     Series 2016-75, Class SA, IO, 1 Mo. LIBOR (x) -1 +
                        6.00% (b).................................................      1.05%       05/20/40             177,864
         456,746     Series 2016-78, Class UI, IO.................................      4.00%       06/20/46              48,837
       2,338,360     Series 2016-89, Class HI, IO.................................      3.50%       07/20/46             392,024
         283,728     Series 2016-99, Class JA (c).................................      5.52%       11/20/45             294,757
       1,049,032     Series 2016-109, Class ZM....................................      3.50%       08/20/36             957,115
       5,947,684     Series 2016-111, Class PI, IO................................      3.50%       06/20/45             548,621
       7,149,337     Series 2016-120, Class AS, IO, 1 Mo. LIBOR (x) -1 +
                        6.10% (b).................................................      1.15%       09/20/46             909,324
         464,000     Series 2016-141, Class PC....................................      5.00%       10/20/46             482,142
         334,128     Series 2016-145, Class LZ....................................      3.00%       10/20/46             258,026
       7,593,176     Series 2016-156, Class ZM....................................      3.50%       11/20/46           7,092,655
         303,000     Series 2016-160, Class LE....................................      2.50%       11/20/46             224,949
         183,944     Series 2016-167, Class KI, IO................................      6.00%       12/16/46              24,787
       2,032,839     Series 2017-12, Class SD, IO, 1 Mo. LIBOR (x) -1 +
                        6.10% (b).................................................      1.15%       01/20/47             251,025
         981,973     Series 2017-17, Class KZ.....................................      4.50%       02/20/47             972,338
       3,702,292     Series 2017-32, Class DI, IO.................................      5.50%       05/20/35             550,522
       6,229,439     Series 2017-33, Class PZ.....................................      3.00%       02/20/47           5,359,559
       4,043,490     Series 2017-56, Class BI, IO.................................      6.00%       04/16/47             612,598
       3,502,466     Series 2017-123, Class IO, IO................................      5.00%       08/16/47             742,809
       4,549,356     Series 2017-130, Class LS, IO, 1 Mo. LIBOR (x) -1 +
                        6.20% (b).................................................      1.25%       08/16/47             382,044
       4,115,861     Series 2017-133, Class JI, IO................................      7.00%       06/20/41             524,497
       3,281,913     Series 2017-186, Class TI, IO, 1 Mo. LIBOR (x) -1 + 6.50%,
                        0.50% Cap (b).............................................      0.50%       05/20/40              42,145
         926,630     Series 2018-44, Class Z......................................      2.50%       09/20/47             719,332
       4,729,221     Series 2018-79, Class IO, IO.................................      5.00%       06/20/48             579,782
       5,628,564     Series 2018-131, Class IA, IO................................      5.00%       04/20/44             570,353
      10,000,000     Series 2018-134, Class KB....................................      3.50%       10/20/48           9,574,925
       7,012,338     Series 2018-155, Class KD....................................      4.00%       11/20/48           6,873,111
       5,259,770     Series 2018-160, Class GY....................................      4.50%       11/20/48           5,106,193
       5,494,818     Series 2018-78I, Class EZ....................................      3.00%       04/20/48           5,096,629
       1,000,872     Series 2019-27, Class DI, IO.................................      5.50%       01/20/40             151,694
       9,302,121     Series 2019-128, Class EF, 1 Mo. LIBOR + 0.57%, 4.00%
                        Cap (a)...................................................      4.00%       10/20/49           8,719,041
       3,000,000     Series 2020-62, Class IC, IO.................................      2.50%       01/20/50             682,982
      14,014,801     Series 2020-62, Class WI, IO.................................      2.50%       08/20/49           3,004,560


                        See Notes to Financial Statements                Page 17


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Government National Mortgage Association (Continued)
$      7,097,422     Series 2020-84, Class IM, IO.................................      2.50%       05/20/50    $      1,672,177
      19,759,118     Series 2020-84, Class IO, IO.................................      2.50%       04/20/50           4,835,333
      17,691,549     Series 2021-8, Class DI, IO..................................      3.50%       01/20/51           1,615,421
      46,928,733     Series 2021-27, Class IO, IO.................................      2.50%       02/20/51           5,980,527
       6,755,303     Series 2021-46, Class IL, IO.................................      3.00%       03/20/51             853,580
      23,938,101     Series 2021-91, Class IB, IO.................................      3.00%       05/20/51           2,978,967
      91,122,916     Series 2021-97, Class NI, IO.................................      2.50%       08/20/49           8,161,023
       5,705,628     Series 2022-60, Class CZ.....................................      3.00%       03/20/52           3,950,826
      32,848,853     Series 2022-63, Class AZ.....................................      3.00%       08/20/51          27,365,249
      16,885,882     Series 2022-63, Class BZ.....................................      3.50%       11/20/46          14,792,235
      19,649,754     Series 2022-63, Class HZ.....................................      2.50%       11/20/51          14,689,048
      11,259,575     Series 2022-63, Class MZ.....................................      3.00%       05/20/51           9,002,167
      15,809,376     Series 2022-65, Class BZ.....................................      3.50%       04/20/52          13,126,482
       7,230,771     Series 2022-68, Class DZ.....................................      3.50%       04/20/52           5,934,287
      12,602,850     Series 2022-68, Class MZ.....................................      3.50%       04/20/52          10,475,577
      23,184,469     Series 2022-68, Class XA.....................................      3.50%       02/20/49          22,294,084
      13,009,828     Series 2022-68, Class Z......................................      3.50%       04/20/52          11,055,078
      17,491,933     Series 2022-68, Class ZC.....................................      3.50%       04/20/52          14,477,095
      12,991,946     Series 2022-69, Class QL.....................................      3.00%       04/20/52          11,370,300
      16,795,173     Series 2022-76, Class PG.....................................      4.00%       04/20/52          16,456,356
      10,917,513     Series 2022-78, Class AM.....................................      3.50%       04/20/52           9,132,193
      14,238,755     Series 2022-90, Class KZ.....................................      3.00%       04/20/51          11,426,427
       8,758,540     Series 2022-90, Class ZG.....................................      1.50%       02/20/52           4,615,756
      22,341,349     Series 2022-124, Class EY....................................      4.00%       07/20/52          20,487,971
       9,898,297     Series 2022-154, Class EZ....................................      3.50%       09/20/52           8,415,029
      10,173,000     Series 2022-204, Class YC....................................      4.00%       07/20/52           9,662,710
                  Seasoned Credit Risk Transfer Trust
       6,036,840     Series 2018-1, Class HA......................................      3.00%       05/25/57           5,677,457
       9,012,565     Series 2018-2, Class MA......................................      3.50%       11/25/57           8,667,400
       7,134,563     Series 2018-3, Class MA......................................      3.50%       08/25/57           6,865,127
      28,887,386     Series 2018-4, Class MA......................................      3.50%       03/25/58          27,774,323
      20,531,072     Series 2019-1, Class MA......................................      3.50%       07/25/58          19,673,060
       5,280,632     Series 2019-3, Class MA......................................      3.50%       10/25/58           5,062,773
      25,998,162     Series 2020-2, Class MAU.....................................      2.50%       11/25/59          23,990,014
      15,000,000     Series 2022-1, Class MBU.....................................      3.25%       11/25/61          11,977,895
                  Seasoned Loans Structured Transaction Trust
      18,066,917     Series 2018-2, Class A1......................................      3.50%       11/25/28          17,317,205
       3,810,263     Series 2019-3, Class A1C.....................................      2.75%       11/25/29           3,544,168
      10,000,000     Series 2022-1, Class A2......................................      3.50%       05/25/32           9,117,966
                  Vendee Mortgage Trust
       1,416,436     Series 2003-2, Class Z.......................................      5.00%       05/15/33           1,438,732
       5,207,306     Series 2010-1, Class DZ......................................      4.25%       04/15/40           5,065,237
       8,709,498     Series 2011-1, Class DZ......................................      3.75%       09/15/46           8,144,902
      17,537,463     Series 2011-2, Class DZ......................................      3.75%       10/15/41          16,619,812
                                                                                                                ----------------
                                                                                                                   1,410,737,034
                                                                                                                ----------------
                  COMMERCIAL MORTGAGE-BACKED SECURITIES -- 16.1%
                  Federal Home Loan Mortgage Corporation Multiclass Certificates
      79,276,000     Series 2020-RR02, Class DX, IO (c)...........................      1.82%       09/27/28           6,395,199
      50,000,000     Series 2020-RR06, Class BX, IO (c)...........................      1.84%       05/27/33           5,889,637
      37,600,000     Series 2020-RR09, Class AX, IO (c)...........................      2.63%       11/27/28           4,324,000
      47,500,000     Series 2020-RR09, Class BX, IO (c)...........................      2.20%       02/27/29           4,902,000
      96,907,000     Series 2020-RR10, Class X, IO (c)............................      2.01%       12/27/27           6,744,330


Page 18                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
                  Federal Home Loan Mortgage Corporation Multiclass Certificates
                   (Continued)
$    112,919,000     Series 2020-RR11, Class AX, IO (c)...........................      2.84%       01/27/29    $     13,486,989
      44,200,500     Series 2020-RR11, Class BX, IO (c)...........................      2.44%       12/27/28           3,736,074
      37,413,125     Series 2021-P009, Class X, IO (e)............................      1.52%       01/25/31           1,742,849
       4,203,099     Series 2021-P011, Class X1, IO (e)...........................      1.79%       09/25/45             529,295
     112,345,000     Series 2021-RR15, Class X, IO (e)............................      1.56%       10/27/34          13,048,389
     100,924,000     Series 2021-RR18, Class X, IO (e) (g) (h)....................      1.90%       10/27/28           8,124,382
      32,013,000     Series 2021-RR19, Class X, IO (e)............................      1.98%       04/27/29           2,141,747
      55,000,000     Series 2021-RR20, Class X, IO (e)............................      1.85%       04/25/33           7,713,497
                  Federal Home Loan Mortgage Corporation Multifamily Structured
                   Pass Through Certificates
      69,503,169     Series 2014-K036, Class X1, IO (e)...........................      0.82%       10/25/23             131,695
       1,744,358     Series 2016-K054, Class A1...................................      2.30%       01/25/25           1,698,804
      29,868,000     Series 2016-K152, Class A2...................................      3.08%       01/25/31          27,821,719
     283,309,199     Series 2016-KIR1, Class X, IO (e)............................      1.18%       03/25/26           7,168,006
       5,900,000     Series 2018-K156, Class A3...................................      3.70%       06/25/33           5,665,461
      30,175,200     Series 2018-K157, Class A2...................................      3.99%       05/25/33          29,826,142
       1,900,000     Series 2018-K157, Class A3...................................      3.99%       08/25/33           1,857,613
       8,000,000     Series 2018-K158, Class A3...................................      3.90%       10/25/33           7,776,985
       9,101,000     Series 2018-K159, Class A3...................................      3.95%       11/25/33           8,866,950
       3,000,000     Series 2019-1513, Class A2...................................      2.73%       12/25/31           2,693,054
      73,968,098     Series 2019-K097, Class X1, IO (e)...........................      1.09%       07/25/29           4,105,644
      57,532,231     Series 2019-K099, Class X1, IO (e)...........................      1.00%       09/25/29           2,626,519
      57,790,000     Series 2019-K099, Class XAM, IO (e)..........................      1.26%       09/25/29           3,577,178
     125,471,220     Series 2019-K100, Class X1, IO (e)...........................      0.77%       09/25/29           4,338,895
      69,410,716     Series 2019-K101, Class X1, IO (c)...........................      0.95%       10/25/29           3,048,782
      64,993,000     Series 2019-K102, Class XAM, IO (c)..........................      1.21%       10/25/29           3,865,735
      59,029,000     Series 2019-K103, Class XAM, IO (e)..........................      1.01%       11/25/29           2,995,235
      28,570,552     Series 2019-K1510, Class X1, IO (e)..........................      0.64%       01/25/34           1,055,645
      15,810,619     Series 2019-K1511, Class X1, IO (e)..........................      0.93%       03/25/34             895,279
     157,988,349     Series 2019-K1512, Class X1, IO (e)..........................      1.05%       04/25/34          10,401,131
      56,866,095     Series 2019-K1513, Class X1, IO (e)..........................      0.99%       08/25/34           3,589,246
     102,261,838     Series 2019-K734, Class X1, IO (e)...........................      0.78%       02/25/26           1,438,098
      68,018,000     Series 2019-K734, Class XAM, IO (e)..........................      0.55%       02/25/26             806,948
      41,835,614     Series 2019-K735, Class X1, IO (e)...........................      1.09%       05/25/26             980,133
      54,095,562     Series 2019-K736, Class X1, IO (e)...........................      1.41%       07/25/26           1,813,045
       7,100,000     Series 2020-K108, Class A2...................................      1.52%       03/25/30           6,031,529
       8,471,000     Series 2020-K109, Class A2...................................      1.56%       04/25/30           7,182,314
      35,529,637     Series 2020-K109, Class XAM, IO (e)..........................      1.92%       04/25/30           3,726,597
     108,482,544     Series 2020-K110, Class X1, IO (e)...........................      1.81%       04/25/30           9,797,134
      24,006,055     Series 2020-K110, Class XAM, IO (e)..........................      1.99%       04/25/30           2,547,931
      29,273,633     Series 2020-K112, Class XAM, IO (e)..........................      1.77%       05/25/30           2,856,132
      82,019,000     Series 2020-K113, Class XAM, IO (e)..........................      1.69%       06/25/30           7,623,978
      53,269,611     Series 2020-K114, Class XAM, IO (e)..........................      1.44%       06/25/30           4,274,204
     120,730,086     Series 2020-K115, Class X1, IO (e)...........................      1.43%       06/25/30           9,052,680
      55,537,412     Series 2020-K115, Class XAM, IO (e)..........................      1.65%       07/25/30           5,126,186
      16,416,339     Series 2020-K116, Class X1, IO (e)...........................      1.53%       07/25/30           1,289,691
      55,652,865     Series 2020-K116, Class XAM, IO (e)..........................      1.70%       08/25/30           5,336,798
       8,000,000     Series 2020-K117, Class A2...................................      1.41%       08/25/30           6,644,406
      63,500,000     Series 2020-K117, Class XAM, IO (e)..........................      1.53%       09/25/30           5,482,857
      10,000,000     Series 2020-K118, Class A2...................................      1.49%       09/25/30           8,345,911
      77,382,880     Series 2020-K118, Class X1, IO (e)...........................      1.05%       09/25/30           4,295,237


                        See Notes to Financial Statements                Page 19


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
                  Federal Home Loan Mortgage Corporation Multifamily Structured
                   Pass Through Certificates (Continued)
$     37,151,661     Series 2020-K118, Class XAM, IO (e)..........................      1.26%       09/25/30    $      2,662,292
      14,000,000     Series 2020-K119, Class A2...................................      1.57%       09/25/30          11,740,278
      51,000,000     Series 2020-K119, Class XAM, IO (e)..........................      1.23%       10/25/30           3,568,312
       7,000,000     Series 2020-K120, Class A2...................................      1.50%       10/25/30           5,828,563
      77,535,017     Series 2020-K120, Class XAM, IO (e)..........................      1.31%       10/25/30           5,741,251
      28,188,913     Series 2020-K121, Class X1, IO (e)...........................      1.12%       10/25/30           1,635,366
      24,471,000     Series 2020-K121, Class XAM, IO (e)..........................      1.29%       11/25/30           1,800,390
      78,128,725     Series 2020-K122, Class X1, IO (e)...........................      0.97%       11/25/30           4,008,269
      35,410,560     Series 2020-K122, Class XAM, IO (e)..........................      1.17%       11/25/30           2,382,539
       3,100,000     Series 2020-K1515, Class A2..................................      1.94%       02/25/35           2,413,989
      89,835,261     Series 2020-K1515, Class X1, IO (e)..........................      1.64%       02/25/35          10,638,849
      44,677,991     Series 2020-K1516, Class X1, IO (e)..........................      1.63%       05/25/35           5,669,972
      55,761,545     Series 2020-K1517, Class X1, IO (e)..........................      1.44%       07/25/35           6,154,413
      89,822,363     Series 2020-KG04, Class X1, IO (e)...........................      0.94%       11/25/30           4,418,991
      74,716,257     Series 2020-K737, Class X1, IO (c)...........................      0.75%       10/25/26           1,287,436
      38,645,000     Series 2020-K738, Class XAM, IO (c)..........................      1.48%       03/25/27           1,824,500
     130,180,231     Series 2020-K739, Class X1, IO (e)...........................      1.31%       09/25/27           5,254,816
      46,072,531     Series 2020-K739, Class XAM, IO (e)..........................      1.67%       09/25/27           2,670,216
      70,811,000     Series 2020-K740, Class XAM (e)..............................      1.19%       10/25/27           2,991,113
       5,700,000     Series 2021-K123, Class A2...................................      1.62%       12/25/30           4,777,380
       4,725,000     Series 2021-K124, Class A2...................................      1.66%       12/25/30           3,966,078
      64,367,000     Series 2021-K128, Class XAM, IO (e)..........................      0.83%       03/25/31           3,103,616
      27,836,000     Series 2021-K129, Class XAM, IO (e)..........................      1.33%       05/25/31           2,215,075
      41,565,013     Series 2021-K130, Class XAM, IO (e)..........................      1.32%       07/25/31           3,406,993
      48,086,863     Series 2021-K131, Class XAM, IO (e)..........................      1.04%       07/25/31           3,047,380
      78,491,000     Series 2021-K132, Class XAM, IO (e)..........................      0.96%       09/25/31           4,555,987
       7,675,000     Series 2021-K135, Class A2...................................      2.15%       10/25/31           6,594,652
       9,860,542     Series 2021-K1522, Class A1..................................      1.91%       11/25/35           8,241,206
       2,900,000     Series 2021-K1521, Class A2..................................      2.18%       08/25/36           2,262,081
      16,900,000     Series 2021-K1522, Class A2..................................      2.36%       10/25/36          13,479,200
     143,990,000     Series 2021-KG05, Class X1, IO (e)...........................      0.40%       01/25/31           2,877,122
      64,449,996     Series 2021-KG06, Class X1, IO (e)...........................      0.63%       10/25/31           2,273,196
     107,703,000     Series 2021-K741, Class XAM, IO (e)..........................      1.03%       12/25/27           4,145,324
     107,037,352     Series 2021-K744, Class X1, IO (e)...........................      0.96%       07/25/28           3,971,439
      15,000,000     Series 2022-K145, Class A2...................................      2.58%       05/25/32          13,232,070
     200,000,000     Series 2022-K148, Class XAM, IO (e)..........................      0.39%       08/25/32           4,517,340
                  Federal National Mortgage Association Alternative Credit
                   Enhancement Securities
      47,533,170     Series 2023-M1, Class 2A1 (e)................................      4.05%       12/25/37          46,263,112
      24,205,650     Series 2023-M1, Class Z (e)..................................      4.05%       01/25/53          20,383,373
                  FREMF Mortgage Trust
      11,943,000     Series 2013-K32, Class B (e) (i).............................      3.67%       10/25/46          11,877,113
       4,505,000     Series 2015-K44, Class B (e) (i).............................      3.85%       01/25/48           4,366,559
       8,205,000     Series 2015-K45, Class B (e) (i).............................      3.73%       04/25/48           7,966,378
                  Government National Mortgage Association
       2,940,419     Series 2011-31, Class Z (c)..................................      3.53%       09/16/52           2,702,401
      19,120,124     Series 2012-120, Class Z (c).................................      2.46%       01/16/55          13,873,103
          91,306     Series 2013-74, Class AG (e).................................      2.53%       12/16/53              76,111
           5,441     Series 2013-194, Class AE (c)................................      2.75%       11/16/44               5,109
      16,536,505     Series 2015-30, Class DZ.....................................      2.95%       05/16/55          14,717,241


Page 20                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
                  Government National Mortgage Association (Continued)
$      6,624,070     Series 2015-70, Class IO, IO (c).............................      0.57%       12/16/49    $        120,469
       4,097,199     Series 2015-125, Class VA (c)................................      2.70%       05/16/35           3,908,782
      15,868,595     Series 2016-11, Class IO, IO (c).............................      0.78%       01/16/56             554,947
       7,652,898     Series 2016-26, Class IO, IO (c).............................      0.64%       02/16/58             186,800
      10,411,958     Series 2016-52, Class IO, IO (c).............................      0.77%       03/16/58             343,392
       3,747,909     Series 2016-110, Class VA....................................      2.10%       01/16/38           3,298,822
       9,785,978     Series 2016-127, Class IO, IO (c)............................      0.86%       05/16/58             396,670
       3,225,535     Series 2017-23, Class Z......................................      2.50%       05/16/59           2,198,740
       4,196,891     Series 2017-35, Class Z (c)..................................      2.50%       05/16/59           2,942,778
       6,590,151     Series 2017-76, Class B......................................      2.60%       12/16/56           5,203,462
       2,304,736     Series 2017-106, Class AE....................................      2.60%       12/16/56           1,967,191
       2,668,407     Series 2017-146, Class Z.....................................      2.60%       09/16/57           1,902,605
       4,388,408     Series 2018-4, Class Z.......................................      2.50%       10/16/59           2,899,336
      17,550,294     Series 2018-123, Class Z.....................................      2.50%       06/16/60          14,326,589
      25,100,963     Series 2018-170, Class Z.....................................      2.50%       11/16/60          19,981,275
      18,544,950     Series 2019-7, Class Z.......................................      2.50%       01/16/61          13,479,617
       1,909,347     Series 2019-104, Class Z.....................................      2.80%       05/16/61           1,242,097
       6,700,000     Series 2020-161, Class B.....................................      2.00%       08/16/62           3,947,041
       8,881,701     Series 2020-169, Class Z.....................................      1.83%       06/16/62           4,015,431
      22,825,062     Series 2022-43, Class Z......................................      2.00%       09/16/61          14,024,218
      19,462,623     Series 2022-106, Class Z.....................................      2.00%       05/16/63          12,795,211
       5,449,093     Series 2022-109, Class Z (c).................................      2.25%       08/16/64           2,452,309
       4,849,856     Series 2022-166, Class Z (e).................................      2.50%       04/16/65           2,674,346
                                                                                                                ----------------
                                                                                                                     713,886,237
                                                                                                                ----------------
                  PASS-THROUGH SECURITIES -- 33.0%
                  Federal Home Loan Mortgage Corporation
         953,114     Pool 760043, 5 Yr. Constant Maturity Treasury Rate +
                        1.39% (a).................................................      2.93%       12/01/48             945,698
       3,794,174     Pool 840359, 12 Mo. LIBOR + 1.65% (a)........................      3.75%       06/01/46           3,840,170
          76,101     Pool A19763..................................................      5.00%       04/01/34              76,708
         331,384     Pool A47828..................................................      3.50%       08/01/35             317,336
         147,616     Pool A47937..................................................      5.50%       08/01/35             153,197
          59,692     Pool A48972..................................................      5.50%       05/01/36              61,787
          64,500     Pool A54675..................................................      5.50%       01/01/36              66,944
         135,672     Pool A65324..................................................      5.50%       09/01/37             138,004
          77,021     Pool A97294..................................................      4.00%       02/01/41              75,473
         682,999     Pool B70791..................................................      4.00%       06/01/39             679,111
           2,589     Pool C01310..................................................      6.50%       03/01/32               2,698
           9,470     Pool C03458..................................................      5.00%       02/01/40               9,661
          84,002     Pool C04269..................................................      3.00%       10/01/42              77,496
          15,002     Pool C91482..................................................      3.50%       07/01/32              14,636
           8,270     Pool E02883..................................................      4.00%       04/01/26               8,213
          12,558     Pool G01443..................................................      6.50%       08/01/32              13,093
         204,014     Pool G02017..................................................      5.00%       12/01/35             208,500
          96,884     Pool G04814..................................................      5.50%       10/01/38             100,558
          17,479     Pool G05173..................................................      4.50%       11/01/31              17,361
         213,011     Pool G05275..................................................      5.50%       02/01/39             220,853
          52,814     Pool G05449..................................................      4.50%       05/01/39              53,092
         162,364     Pool G06583..................................................      5.00%       06/01/41             166,410
         412,851     Pool G07100..................................................      5.50%       07/01/40             428,505
          39,445     Pool G07266..................................................      4.00%       12/01/42              38,468


                        See Notes to Financial Statements                Page 21


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$        308,628     Pool G07329..................................................      4.00%       01/01/43    $        302,515
         304,374     Pool G07683..................................................      4.00%       03/01/44             298,156
           1,565     Pool G08113..................................................      6.50%       02/01/36               1,641
             821     Pool G13625..................................................      5.50%       01/01/24                 820
          17,968     Pool G13733..................................................      5.00%       11/01/24              18,061
          17,646     Pool G14088..................................................      4.00%       02/01/26              17,524
           6,741     Pool G14106..................................................      6.00%       10/01/24               6,717
             757     Pool G14167..................................................      5.50%       07/01/23                 756
              61     Pool G14233..................................................      6.00%       01/01/24                  61
         186,596     Pool G14348..................................................      4.00%       10/01/26             185,307
           4,432     Pool G14376..................................................      4.00%       09/01/25               4,407
           2,585     Pool G14995..................................................      5.50%       12/01/24               2,580
             269     Pool G15821..................................................      5.00%       07/01/25                 270
          40,445     Pool G15949..................................................      4.00%       01/01/29              40,166
             757     Pool G15957..................................................      5.50%       12/01/24                 755
           3,817     Pool G18264..................................................      5.00%       07/01/23               3,836
          22,243     Pool G18287..................................................      5.50%       12/01/23              22,196
           8,267     Pool G60020..................................................      4.50%       12/01/43               8,173
         344,683     Pool G60114..................................................      5.50%       06/01/41             357,738
         498,691     Pool G60168..................................................      4.50%       07/01/45             498,464
         186,187     Pool G60194..................................................      3.50%       08/01/45             176,384
         179,604     Pool G60808..................................................      3.00%       10/01/46             165,308
           2,668     Pool H09034..................................................      5.50%       05/01/37               2,703
          22,972     Pool J09465..................................................      4.00%       04/01/24              22,948
          10,958     Pool J09504..................................................      4.00%       04/01/24              10,947
           3,322     Pool J09798..................................................      4.00%       05/01/24               3,318
           5,519     Pool J10623..................................................      4.00%       09/01/24               5,539
         125,234     Pool N70075..................................................      5.00%       01/01/35             124,162
         231,024     Pool N70081..................................................      5.50%       07/01/38             231,733
          49,297     Pool Q07189..................................................      4.00%       04/01/42              48,320
          17,618     Pool Q07479..................................................      3.50%       04/01/42              16,838
          71,095     Pool Q11791..................................................      3.50%       10/01/42              67,941
          49,354     Pool Q11836..................................................      3.50%       10/01/42              47,159
         344,626     Pool Q14034..................................................      3.50%       12/01/42             329,375
         317,324     Pool Q54651..................................................      4.50%       03/01/48             318,035
         662,167     Pool Q55037..................................................      4.50%       04/01/48             668,716
       1,806,859     Pool Q61217..................................................      4.00%       01/01/49           1,758,833
       7,876,403     Pool QK1195..................................................      2.50%       11/01/41           6,976,082
       2,549,368     Pool QO0748..................................................      4.50%       08/01/37           2,540,373
       2,927,466     Pool QO0750..................................................      4.50%       08/01/37           2,919,728
         992,232     Pool QO0773..................................................      4.50%       08/01/37             989,219
       4,962,340     Pool QO0807..................................................      4.50%       09/01/37           4,947,256
       8,110,487     Pool SC0190..................................................      2.50%       09/01/41           7,253,478
      10,802,227     Pool SC0252..................................................      3.00%       01/01/42           9,955,396
       6,885,408     Pool SC0277..................................................      3.00%       05/01/42           6,396,716
      10,384,979     Pool SD0887..................................................      3.50%       09/01/49           9,850,708
      16,107,443     Pool SD0948..................................................      3.00%       05/01/47          14,844,023
      23,171,403     Pool SD0949..................................................      3.00%       09/01/48          21,354,649
      17,528,780     Pool SD0954..................................................      3.00%       02/01/47          16,154,845
      11,258,880     Pool SD0961..................................................      3.50%       11/01/48          10,665,535
      19,869,407     Pool SD1170..................................................      3.50%       09/01/49          18,785,631
       5,386,382     Pool SD1289..................................................      3.00%       10/01/50           4,950,259


Page 22                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$      7,497,397     Pool SD1361..................................................      3.50%       02/01/50    $      7,125,616
         290,571     Pool U50165..................................................      4.00%       05/01/32             281,659
       1,923,587     Pool U59020..................................................      4.00%       06/01/35           1,865,034
         859,456     Pool U64762..................................................      4.50%       10/01/45             862,923
          84,232     Pool U80068..................................................      3.50%       10/01/32              82,031
          52,718     Pool U80212..................................................      3.50%       02/01/33              51,107
          70,001     Pool U90245..................................................      3.50%       10/01/42              66,473
         712,339     Pool U90690..................................................      3.50%       06/01/42             676,292
          10,709     Pool U90932..................................................      3.00%       02/01/43               9,914
          25,157     Pool U92272..................................................      4.50%       12/01/43              25,138
          80,593     Pool U99045..................................................      3.50%       03/01/43              76,534
          89,441     Pool U99084..................................................      4.50%       02/01/44              90,057
          43,361     Pool U99091..................................................      4.50%       03/01/44              43,328
         118,347     Pool U99096..................................................      4.50%       05/01/44             118,259
      11,082,433     Pool ZA4196..................................................      3.00%       04/01/43          10,212,638
       1,299,834     Pool ZS2492..................................................      6.50%       04/01/35           1,380,065
      49,431,474     Pool ZT0779..................................................      3.00%       09/01/47          45,000,954
                  Federal National Mortgage Association
          34,274     Pool 190371..................................................      6.50%       07/01/36              36,008
          20,384     Pool 255190..................................................      5.50%       05/01/34              21,133
           7,556     Pool 255984..................................................      4.50%       11/01/25               7,532
          73,419     Pool 256181..................................................      5.50%       03/01/36              74,904
         271,427     Pool 256576..................................................      5.50%       01/01/37             278,046
           6,419     Pool 256808..................................................      5.50%       07/01/37               6,320
          40,826     Pool 256936..................................................      6.00%       10/01/37              42,185
          42,711     Pool 545759..................................................      6.50%       07/01/32              44,997
           9,531     Pool 555851..................................................      6.50%       01/01/33               9,870
         276,484     Pool 735415..................................................      6.50%       12/01/32             290,807
           2,622     Pool 745875..................................................      6.50%       09/01/36               2,755
          36,201     Pool 747097..................................................      6.00%       10/01/29              36,477
         227,830     Pool 788149..................................................      5.50%       05/01/33             232,651
         220,498     Pool 850000..................................................      5.50%       01/01/36             228,624
          33,362     Pool 871039..................................................      5.50%       02/01/37              33,600
          76,652     Pool 888163..................................................      7.00%       12/01/33              80,792
           8,242     Pool 890149..................................................      6.50%       10/01/38               8,791
           8,894     Pool 890231..................................................      5.00%       07/01/25               8,931
             512     Pool 890378..................................................      6.00%       05/01/24                 509
         672,854     Pool 890556..................................................      4.50%       10/01/43             668,011
          62,377     Pool 922386..................................................      5.50%       01/01/37              61,753
           8,535     Pool 930562..................................................      5.00%       02/01/39               8,739
          86,530     Pool 953115..................................................      5.50%       11/01/38              87,301
          33,597     Pool 976871..................................................      6.50%       08/01/36              34,846
          12,587     Pool 995097..................................................      6.50%       10/01/37              13,428
          63,119     Pool 995149..................................................      6.50%       10/01/38              66,387
          31,391     Pool 995228..................................................      6.50%       11/01/38              33,676
           1,852     Pool 995252..................................................      5.00%       12/01/23               1,860
             962     Pool 995259..................................................      6.50%       11/01/23                 958
          91,864     Pool AA3303..................................................      5.50%       06/01/38              92,467
         384,551     Pool AB0460..................................................      5.50%       02/01/37             393,703
           7,751     Pool AB2133..................................................      4.00%       01/01/26               7,682
         842,101     Pool AB2506..................................................      5.00%       03/01/41             858,162
         911,197     Pool AB2959..................................................      4.50%       07/01/40             894,794


                        See Notes to Financial Statements                Page 23


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal National Mortgage Association (Continued)
$        422,770     Pool AB8676..................................................      3.50%       05/01/42    $        392,944
           5,681     Pool AC1232..................................................      5.00%       07/01/24               5,705
          11,072     Pool AD0889..................................................      6.00%       09/01/24              11,013
           7,052     Pool AD5222..................................................      4.50%       05/01/30               7,038
         158,118     Pool AE0137..................................................      4.50%       03/01/36             158,412
       2,640,803     Pool AE7733..................................................      5.00%       11/01/40           2,703,855
         386,408     Pool AE9959..................................................      5.00%       03/01/41             389,303
         201,537     Pool AH0979..................................................      3.50%       01/01/41             187,232
          81,123     Pool AH1141..................................................      4.50%       12/01/40              81,463
         118,583     Pool AI6093..................................................      4.50%       06/01/31             118,114
          19,929     Pool AI6581..................................................      4.50%       07/01/41              20,013
         282,375     Pool AI9114..................................................      4.00%       06/01/42             276,404
       1,179,154     Pool AI9124..................................................      4.00%       08/01/42           1,154,217
         905,352     Pool AI9158..................................................      6.50%       01/01/41             980,788
          61,505     Pool AL0212..................................................      5.50%       02/01/38              63,764
             585     Pool AL0399..................................................      6.00%       08/01/24                 582
             186     Pool AL0446..................................................      6.00%       05/01/24                 185
             477     Pool AL1195..................................................      6.00%       09/01/23                 475
          61,974     Pool AL2142..................................................      6.50%       09/01/38              65,195
             515     Pool AL2589..................................................      5.50%       05/01/25                 514
          64,474     Pool AL2892..................................................      3.50%       12/01/42              61,541
         385,565     Pool AL3093..................................................      3.50%       02/01/43             367,979
             647     Pool AL4962..................................................      6.00%       05/01/24                 645
         469,435     Pool AL5890..................................................      4.50%       03/01/43             471,406
             187     Pool AL6057..................................................      6.00%       08/01/24                 186
          17,106     Pool AL6948..................................................      5.00%       09/01/25              17,179
         419,538     Pool AL7637..................................................      5.00%       01/01/42             420,331
       1,072,665     Pool AL7905..................................................      4.50%       03/01/34           1,066,191
      13,407,270     Pool AL9401..................................................      4.00%       02/01/46          13,108,787
       6,946,584     Pool AL9566..................................................      3.50%       06/01/46           6,595,315
         686,820     Pool AL9777..................................................      4.50%       01/01/47             685,455
       9,460,725     Pool AN2973..................................................      2.84%       10/01/36           8,105,903
         181,767     Pool AP1197..................................................      3.50%       09/01/42             173,537
         109,242     Pool AP7963..................................................      4.00%       09/01/42             107,405
       1,479,364     Pool AQ0411..................................................      3.50%       10/01/42           1,412,405
          40,026     Pool AQ9715..................................................      3.00%       01/01/43              37,015
         233,243     Pool AQ9999..................................................      3.00%       02/01/43             215,696
       2,085,246     Pool AS1719..................................................      5.00%       02/01/44           2,135,006
         313,933     Pool AS5236..................................................      4.00%       05/01/45             302,737
         159,691     Pool AS7211..................................................      3.00%       04/01/46             147,689
         186,461     Pool AS9990..................................................      4.50%       07/01/47             184,075
          65,026     Pool AT0332..................................................      3.00%       04/01/43              58,062
          61,565     Pool AY0013..................................................      4.50%       01/01/45              60,824
         237,475     Pool BE3631..................................................      4.50%       05/01/47             235,939
          10,132     Pool BH9428..................................................      4.50%       09/01/47              10,083
          45,276     Pool BJ6232..................................................      5.00%       04/01/48              45,457
         579,477     Pool BJ9100..................................................      4.50%       02/01/48             583,366
         372,017     Pool BJ9111..................................................      4.50%       03/01/48             372,453
         998,459     Pool BJ9124..................................................      4.50%       04/01/48           1,007,263
         214,979     Pool BK4769..................................................      5.00%       08/01/48             217,459
          78,283     Pool BK4851..................................................      5.00%       05/01/48              78,369
       6,000,000     Pool BL0516..................................................      4.09%       12/01/38           5,846,652


Page 24                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal National Mortgage Association (Continued)
$     12,004,541     Pool BM3867..................................................      4.00%       02/01/46    $     11,750,795
       4,382,405     Pool BM4785..................................................      4.50%       10/01/38           4,454,789
       5,361,226     Pool BM5671..................................................      4.50%       01/01/49           5,352,226
         903,898     Pool BN4059..................................................      4.00%       12/01/48             863,590
       5,981,462     Pool BT9397..................................................      2.50%       11/01/41           5,297,716
       4,681,180     Pool BV7981..................................................      4.50%       08/01/37           4,661,418
       2,611,065     Pool BV7982..................................................      4.50%       08/01/37           2,601,874
       4,412,441     Pool BV8046..................................................      4.50%       09/01/52           4,391,851
       3,723,152     Pool CA2947..................................................      4.00%       12/01/48           3,616,733
      13,659,394     Pool CB3540..................................................      3.00%       05/01/42          12,486,479
       1,730,086     Pool FM1284..................................................      3.50%       02/01/46           1,651,298
       1,594,162     Pool FM1285..................................................      4.00%       10/01/43           1,560,481
       4,928,061     Pool FM2450..................................................      3.50%       12/01/39           4,741,588
      28,333,264     Pool FM2863..................................................      3.50%       09/01/48          26,769,152
      81,635,566     Pool FM2972..................................................      4.00%       12/01/44          79,909,771
      94,940,221     Pool FM3003..................................................      4.00%       05/01/49          92,888,945
       6,709,201     Pool FM8218..................................................      4.00%       04/01/48           6,557,472
       4,708,272     Pool FM9408..................................................      4.50%       06/01/46           4,693,356
      13,658,441     Pool FS0045..................................................      3.00%       09/01/47          12,575,870
      14,817,602     Pool FS0074..................................................      3.00%       01/01/47          13,750,782
      49,384,104     Pool FS0697..................................................      2.50%       02/01/42          43,927,788
      38,391,171     Pool FS0742..................................................      3.50%       05/01/44          36,639,032
      15,290,207     Pool FS1540..................................................      3.00%       04/01/42          14,053,545
      28,510,949     Pool FS1541..................................................      3.00%       04/01/42          26,133,126
      38,299,428     Pool FS1797..................................................      3.50%       07/01/46          36,566,547
       9,455,015     Pool FS1884..................................................      4.00%       05/01/42           9,196,405
      46,900,277     Pool FS2044..................................................      4.50%       07/01/44          47,115,758
      37,418,863     Pool FS2045..................................................      4.50%       12/01/43          37,446,314
      27,698,640     Pool FS2127..................................................      3.50%       06/01/48          26,239,025
       8,760,039     Pool FS2787..................................................      4.00%       10/01/48           8,574,986
      17,029,540     Pool FS2796..................................................      3.50%       08/01/47          16,148,192
      13,539,367     Pool FS2871..................................................      3.50%       07/01/42          12,893,203
      13,619,376     Pool FS2872..................................................      3.50%       08/01/42          12,931,676
      18,199,241     Pool FS2925..................................................      3.00%       08/01/48          16,772,360
       1,878,283     Pool FS4013..................................................      4.00%       04/01/42           1,838,667
      27,428,280     Pool FS4014..................................................      4.50%       09/01/37          27,367,097
       1,808,847     Pool FS4015..................................................      5.50%       03/01/49           1,875,495
          65,948     Pool MA0096..................................................      4.50%       06/01/29              65,816
           1,624     Pool MA0293..................................................      4.50%       01/01/30               1,621
          26,588     Pool MA0295..................................................      5.00%       01/01/30              26,975
          22,402     Pool MA0353..................................................      4.50%       03/01/30              22,357
           2,810     Pool MA0777..................................................      5.00%       06/01/31               2,852
          26,661     Pool MA1222..................................................      4.00%       10/01/32              26,034
          46,171     Pool MA1228..................................................      3.00%       09/01/42              42,699
           1,896     Pool MA2509..................................................      3.00%       01/01/46               1,713
         157,823     Pool MA3101..................................................      4.50%       08/01/47             157,070
          95,155     Pool MA3123..................................................      5.00%       08/01/47              96,261
      15,000,000     Pool TBA.....................................................      2.50%       05/15/53          12,989,355
      24,000,000     Pool TBA (j).................................................      3.50%       05/15/53          22,301,250
      40,000,000     Pool TBA.....................................................      4.50%       05/15/53          39,104,687
      45,100,000     Pool TBA.....................................................      5.00%       05/15/53          44,844,550
     123,000,000     Pool TBA (j).................................................      5.00%       06/15/38         123,512,221


                        See Notes to Financial Statements                Page 25


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal National Mortgage Association (Continued)
$    105,000,000     Pool TBA (j).................................................      2.50%       06/15/53    $     91,056,738
     110,000,000     Pool TBA (j).................................................      3.00%       06/15/53          98,931,251
      20,000,000     Pool TBA (j).................................................      3.50%       06/15/53          18,603,125
      37,000,000     Pool TBA (j).................................................      4.50%       06/15/53          36,189,179
                  Government National Mortgage Association
          48,368     Pool 3149....................................................      6.00%       10/20/31              50,363
          31,099     Pool 3172....................................................      6.00%       12/20/31              32,816
          33,963     Pool 3227....................................................      6.00%       04/20/32              35,216
           6,881     Pool 3474....................................................      6.00%       11/20/33               7,199
          17,735     Pool 4251....................................................      5.50%       10/20/23              17,711
          24,058     Pool 455986..................................................      5.25%       07/15/25              23,858
          63,915     Pool 487108..................................................      6.00%       04/15/29              65,554
          27,376     Pool 553144..................................................      5.50%       04/15/33              28,048
          88,773     Pool 604338..................................................      5.00%       05/15/33              92,016
          60,616     Pool 604897..................................................      5.00%       12/15/33              62,823
          83,594     Pool 605389..................................................      5.00%       04/15/34              86,637
         200,888     Pool 615403..................................................      4.50%       08/15/33             202,039
           7,304     Pool 627123..................................................      5.50%       03/15/34               7,523
          67,774     Pool 638704..................................................      5.50%       11/15/36              69,579
         142,083     Pool 653143..................................................      4.90%       04/15/36             146,136
         233,218     Pool 658324..................................................      5.50%       03/15/37             238,159
         108,037     Pool 677190..................................................      5.00%       06/15/38             111,663
          14,120     Pool 687833..................................................      6.00%       08/15/38              14,768
          40,389     Pool 706840..................................................      4.50%       05/15/40              40,946
         183,854     Pool 706855..................................................      4.50%       09/15/40             186,387
         223,647     Pool 711483..................................................      4.00%       01/15/40             220,551
         102,543     Pool 711543..................................................      4.00%       11/15/40             101,129
         701,433     Pool 711563..................................................      4.50%       03/15/41             711,088
       4,117,295     Pool 720225..................................................      4.50%       07/15/39           4,135,861
         199,028     Pool 723216..................................................      4.50%       08/15/40             201,585
          57,742     Pool 723248..................................................      5.00%       10/15/39              59,497
         220,380     Pool 724230..................................................      5.00%       08/15/39             226,542
          56,506     Pool 724267..................................................      5.00%       09/15/39              58,086
         135,124     Pool 724340..................................................      4.50%       09/15/39             136,078
          78,445     Pool 725272..................................................      4.50%       11/15/39              79,163
          35,511     Pool 726394..................................................      4.50%       10/15/39              35,899
           8,325     Pool 728921..................................................      4.50%       12/15/24               8,271
         183,439     Pool 733595..................................................      4.50%       04/15/40             185,442
          62,159     Pool 733733..................................................      5.00%       06/15/40              63,877
         466,108     Pool 736317..................................................      4.25%       06/20/36             456,330
          94,967     Pool 736617..................................................      4.00%       12/15/35              93,537
         646,420     Pool 737673..................................................      4.50%       11/15/40             654,621
         158,854     Pool 737996..................................................      4.00%       02/15/41             155,870
         234,394     Pool 739341..................................................      3.50%       10/15/41             227,790
         134,602     Pool 743673..................................................      4.50%       07/15/40             136,456
         226,977     Pool 745478..................................................      5.00%       08/20/40             227,879
         514,075     Pool 748939..................................................      4.00%       09/20/40             500,900
          71,400     Pool 754384..................................................      4.50%       03/20/42              73,116
         273,580     Pool 762905..................................................      4.50%       04/15/41             276,589
         916,354     Pool 769102..................................................      4.50%       07/20/41             922,724
         256,541     Pool 781623..................................................      5.00%       06/15/33             261,973
          40,573     Pool 781697..................................................      6.00%       11/15/33              42,797


Page 26                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Government National Mortgage Association (Continued)
$        210,844     Pool 781824..................................................      5.50%       11/15/34    $        218,795
           8,378     Pool 781862..................................................      5.50%       01/15/35               8,635
          20,376     Pool 782070..................................................      7.00%       06/15/32              20,948
          41,240     Pool 782810..................................................      4.50%       11/15/39              41,801
          66,418     Pool 783091..................................................      5.50%       06/15/40              69,492
           6,715     Pool 783220..................................................      5.50%       09/15/24               6,710
         114,130     Pool 783375..................................................      5.00%       08/15/41             116,848
         179,493     Pool 783760..................................................      5.00%       02/15/42             185,986
       2,639,796     Pool 784063..................................................      5.00%       09/20/45           2,686,002
         380,527     Pool 784343..................................................      5.00%       02/15/41             393,896
       3,561,180     Pool 784752..................................................      4.00%       03/15/45           3,511,874
       1,384,099     Pool 785020..................................................      3.00%       05/20/50           1,229,574
       1,862,041     Pool AC0197..................................................      4.00%       12/20/42           1,837,312
         358,832     Pool AD0026..................................................      3.50%       06/20/33             346,857
          69,374     Pool AD0856..................................................      3.75%       08/20/33              68,185
          35,080     Pool AG8899..................................................      4.00%       12/20/43              34,268
         537,399     Pool AI6317..................................................      4.50%       06/20/44             533,210
         397,929     Pool AK2389..................................................      4.50%       11/20/44             394,152
         104,313     Pool AN4469..................................................      5.00%       12/15/40             106,549
         180,320     Pool AR8421..................................................      5.00%       10/20/41             180,830
         858,458     Pool BB1216..................................................      4.50%       06/20/47             853,355
         419,924     Pool BB4731..................................................      4.00%       07/20/47             408,241
         285,570     Pool BB4757..................................................      4.00%       08/20/47             281,210
         162,924     Pool BB4769..................................................      4.00%       08/20/47             158,640
         285,408     Pool BD0483..................................................      4.50%       11/20/47             282,830
         387,640     Pool BF0415..................................................      5.00%       06/20/35             388,659
         270,436     Pool BL6909..................................................      5.00%       03/20/49             271,475
         724,029     Pool CB3161..................................................      5.50%       03/20/50             733,873
         117,432     Pool MA1017..................................................      6.00%       05/20/43             123,922
          82,574     Pool MA1162..................................................      6.00%       07/20/43              87,113
          10,771     Pool MA2215..................................................      3.50%       09/20/44              10,043
          73,788     Pool MA2683..................................................      6.00%       03/20/45              77,818
          76,611     Pool MA2759..................................................      6.00%       01/20/45              80,839
          36,407     Pool MA2897..................................................      6.00%       03/20/45              38,421
         155,766     Pool MA2966..................................................      6.00%       09/20/39             164,356
         157,686     Pool MA3249..................................................      6.00%       04/20/40             166,389
         322,573     Pool MA3459..................................................      6.00%       08/20/39             340,196
         247,235     Pool MA4076..................................................      7.00%       01/20/39             261,931
       2,255,146     Pool MA5714..................................................      6.00%       01/20/49           2,378,963
                                                                                                                ----------------
                                                                                                                   1,470,597,065
                                                                                                                ----------------
                  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES.....................................     3,595,220,336
                  (Cost $3,757,535,597)                                                                         ----------------

MORTGAGE-BACKED SECURITIES -- 14.4%

                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 8.4%
                  Arroyo Mortgage Trust
       9,000,000     Series 2019-2, Class M1 (i)..................................      4.76%       04/25/49           8,168,966
       2,470,789     Series 2019-3, Class A3 (i)..................................      3.42%       10/25/48           2,292,528
       2,605,677     Series 2021-1R, Class A2 (i).................................      1.48%       10/25/48           2,163,593
       3,597,397     Series 2021-1R, Class A3 (i).................................      1.64%       10/25/48           2,984,664


                        See Notes to Financial Statements                Page 27


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  BRAVO Residential Funding Trust
$      1,706,493     Series 2021-NQM1, Class A2 (i)...............................      1.26%       02/25/49    $      1,508,312
       4,266,233     Series 2021-NQM1, Class A3 (i)...............................      1.33%       02/25/49           3,744,365
       2,628,769     Series 2021-NQM2, Class A1 (i)...............................      0.97%       03/25/60           2,464,400
       9,761,580     Series 2023-NQM1, Class A1, steps up to 6.76% on
                        01/01/27 (i) (k)..........................................      5.76%       01/25/63           9,755,212
                  Chase Home Lending Mortgage Trust
       1,357,965     Series 2019-ATR2, Class A11, 1 Mo. LIBOR +
                        0.90% (a) (i).............................................      5.75%       07/25/49           1,297,400
                  CHL Mortgage Pass-Through Trust
          29,528     Series 2004-8, Class 2A1.....................................      4.50%       06/25/19              17,495
                  CIM Trust
       1,924,451     Series 2018-J1, Class A22 (i)................................      3.50%       03/25/48           1,763,963
       1,527,302     Series 2019-INV1, Class A11 (i)..............................      4.00%       02/25/49           1,458,024
                  Citigroup Global Markets Mortgage Securities VII, Inc.
             232     Series 2003-UP2, Class PO1, PO...............................       (d)        12/25/18                 204
                  Citigroup Mortgage Loan Trust
       5,242,741     Series 2018-RP2, Class A1 (i)................................      3.50%       02/25/58           5,052,689
                  COLT Mortgage Loan Trust
      11,063,343     Series 2022-5, Class A1 (i)..................................      4.55%       04/25/67          10,869,164
                  Connecticut Avenue Securities Trust
      10,074,000     Series 2019-R01, Class 2B1, 1 Mo. LIBOR + 4.35% (a) (i)......      9.37%       07/25/31          10,543,763
       2,231,872     Series 2019-R01, Class 2M2, 1 Mo. LIBOR + 2.45% (a) (i)......      7.47%       07/25/31           2,237,915
         547,376     Series 2019-R02, Class 1M2, 1 Mo. LIBOR + 2.30% (a) (i)......      7.32%       08/25/31             547,414
                  CSMC Trust
       4,049,690     Series 2018-RPL9, Class A1 (a) (i)...........................      3.85%       09/25/57           3,934,617
                  EFMT
       9,778,575     Series 2023-1, Class A1, steps up to 6.73% on
                        01/01/27 (i) (k)..........................................      5.73%       02/25/68           9,786,609
                  Ellington Financial Mortgage Trust
       5,793,648     Series 2022-2, Class A1 (i)..................................      4.30%       04/25/67           5,622,899
                  Federal Home Loan Mortgage Corporation STACR Debt Notes
      10,757,594     Series 2020-HQA5, Class M2, 30 Day Average SOFR +
                        2.60% (a) (i).............................................      7.42%       11/25/50          10,763,313
                  Federal Home Loan Mortgage Corporation STACR REMIC Trust
         982,385     Series 2020-DNA1, Class M2, 1 Mo. LIBOR +
                        1.70% (a) (i).............................................      6.72%       01/25/50             977,815
      10,007,047     Series 2020-HQA2, Class M2, 1 Mo. LIBOR +
                        3.10% (a) (i).............................................      8.12%       03/25/50          10,246,895
                  Federal Home Loan Mortgage Corporation STACR Trust
       4,000,000     Series 2019-DNA3, Class B1, 1 Mo. LIBOR + 3.25% (a) (i)......      8.27%       07/25/49           4,111,691
      11,275,000     Series 2019-DNA4, Class B1, 1 Mo. LIBOR + 2.70% (a) (i)......      7.72%       10/25/49          11,362,742
       8,750,000     Series 2019-HQA1, Class B1, 1 Mo. LIBOR + 4.40% (a) (i)......      9.42%       02/25/49           9,242,430
                  Flagstar Mortgage Trust
         280,664     Series 2018-2, Class A4 (i)..................................      3.50%       04/25/48             273,875
       3,760,092     Series 2018-4, Class B1 (e) (i)..............................      4.20%       07/25/48           3,471,189
       1,548,475     Series 2019-2, Class A11 (i).................................      3.50%       12/25/49           1,422,332
      16,649,209     Series 2021-9INV, Class A1 (i)...............................      2.50%       09/25/41          14,692,781
                  GCAT Trust
       6,480,594     Series 2021-NQM7, Class A1 (i)...............................      1.92%       08/25/66           5,680,662
                  GMACM Mortgage Loan Trust
             723     Series 2003-J10, Class A1....................................      4.75%       01/25/19                 709


Page 28                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  GS Mortgage-Backed Securities Trust
$        656,245     Series 2019-PJ3, Class A1 (i)................................      3.50%       03/25/50    $        616,329
       6,815,257     Series 2020-PJ5, Class A2 (c) (i)............................      3.00%       03/27/51           5,950,543
       3,498,570     Series 2021-PJ6, Class A8 (i)................................      2.50%       11/25/51           3,067,080
                  Homeward Opportunities Fund Trust
       3,239,355     Series 2022-1, Class A1, steps up to 6.08% on
                        06/01/26 (i) (k)..........................................      5.08%       07/25/67           3,181,708
                  JP Morgan Mortgage Trust
           4,762     Series 2004-S2, Class 5A1....................................      5.50%       12/25/19               4,342
           1,108     Series 2014-IVR3, Class 2A1 (e) (i)..........................      4.31%       09/25/44               1,099
       3,271,920     Series 2015-IVR2, Class A5 (e) (i)...........................      6.17%       01/25/45           3,234,302
       1,732,850     Series 2018-5, Class A1 (i)..................................      3.50%       10/25/48           1,572,963
       1,199,546     Series 2018-5, Class A13 (i).................................      3.50%       10/25/48           1,060,889
       1,335,526     Series 2018-8, Class A7 (i)..................................      4.00%       01/25/49           1,267,692
       1,582,456     Series 2019-1, Class A5 (i)..................................      4.00%       05/25/49           1,502,858
         678,422     Series 2019-8, Class A15 (i).................................      3.50%       03/25/50             620,555
       1,200,014     Series 2019-INV2, Class A15 (i)..............................      3.50%       02/25/50           1,099,102
           1,238     Series 2019-LTV2, Class A11, 1 Mo. LIBOR +
                        0.90% (a) (i).............................................      5.92%       12/25/49               1,238
       6,587,456     Series 2020-4, Class A3 (i)..................................      3.00%       11/25/50           5,770,290
       4,281,968     Series 2020-INV1, Class A15 (i)..............................      3.50%       08/25/50           3,852,366
                  JP Morgan Wealth Management
      10,000,000     Series 2020-ATR1, Class A5 (i)...............................      3.00%       02/25/50           8,343,057
                  Mello Mortgage Capital Acceptance
       4,032,931     Series 2018-MTG2, Class A9 (i)...............................      4.34%       10/25/48           3,893,058
                  MetLife Securitization Trust
       3,723,124     Series 2018-1A, Class A (i)..................................      3.75%       03/25/57           3,545,855
                  MFA Trust
       8,969,132     Series 2022-INV1, Class A1, steps up to 4.91% on
                        03/25/26 (i) (k)..........................................      3.91%       04/25/66           8,594,732
                  Mill City Mortgage Loan Trust
       1,098,670     Series 2018-2, Class A1 (e) (i)..............................      3.50%       05/25/58           1,074,223
       4,408,765     Series 2018-4, Class A1B (i).................................      3.50%       04/25/66           4,259,664
                  New Residential Mortgage Loan Trust
       5,109,872     Series 2015-2A, Class B1 (i).................................      4.50%       08/25/55           4,900,121
       3,851,067     Series 2016-1A, Class A1 (i).................................      3.75%       03/25/56           3,622,586
       9,128,949     Series 2018-3A, Class A1 (i).................................      4.50%       05/25/58           8,924,229
       2,223,959     Series 2018-4A, Class A1M, 1 Mo. LIBOR + 0.90% (a) (i).......      5.92%       01/25/48           2,164,162
      16,224,990     Series 2018-4A, Class A1S, 1 Mo. LIBOR + 0.75% (a) (i).......      5.77%       01/25/48          15,764,744
       4,616,270     Series 2019-NQM5, Class A1 (i)...............................      2.71%       11/25/59           4,294,688
                  OBX Trust
       1,366,605     Series 2018-EXP1, Class 1A3 (i)..............................      4.00%       04/25/48           1,296,064
         657,423     Series 2018-EXP1, Class 2A1, 1 Mo. LIBOR +
                        0.85% (a) (i).............................................      5.87%       04/25/48             652,226
                  PRKCM Trust
       7,964,307     Series 2021-AFC1, Class A1 (i)...............................      1.51%       08/25/56           6,415,543
                  Provident Funding Mortgage Trust
       1,280,671     Series 2019-1, Class A5 (i)..................................      3.00%       12/25/49           1,120,800
       2,706,846     Series 2020-1, Class A5 (i)..................................      3.00%       02/25/50           2,378,436
                  PSMC Trust
       3,061,359     Series 2020-3, Class A1 (i)..................................      3.00%       11/25/50           2,693,587
                  RUN Trust
       9,214,805     Series 2022-NQM1, Class A1 (i)...............................      4.00%       03/25/67           8,660,566


                        See Notes to Financial Statements                Page 29


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Seasoned Credit Risk Transfer Trust
$      6,664,404     Series 2017-2, Class M1 (i)..................................      4.00%       08/25/56    $      6,507,999
                  Sequoia Mortgage Trust
       1,744,133     Series 2017-2, Class A19 (i).................................      3.50%       02/25/47           1,588,567
         435,048     Series 2017-CH1, Class A13 (i)...............................      4.00%       08/25/47             417,754
       5,182,913     Series 2018-CH1, Class B1B (i)...............................      4.45%       03/25/48           4,839,067
       3,394,657     Series 2020-1, Class A19 (i).................................      3.50%       02/25/50           3,098,182
       9,957,661     Series 2020-1, Class A7 (i)..................................      3.50%       02/25/50           9,088,001
                  Starwood Mortgage Residential Trust 2022-3
       8,243,660     Series 2022-3, Class A1 (i)..................................      4.16%       03/25/67           7,942,998
                  TIAA Bank Mortgage Loan Trust
         767,962     Series 2018-3, Class A1 (i)..................................      4.00%       11/25/48             729,731
                  Towd Point Mortgage Trust
           4,877     Series 2015-3, Class A4B (i).................................      3.50%       03/25/54               4,866
      11,444,671     Series 2018-3, Class A1 (i)..................................      3.75%       05/25/58          11,000,264
      12,459,939     Series 2019-1, Class A1 (i)..................................      3.75%       03/25/58          11,921,872
                  Verus Securitization Trust
       2,303,791     Series 2019-INV3, Class A2 (i)...............................      2.95%       11/25/59           2,202,737
       6,255,000     Series 2020-INV1, Class A3, steps up to 4.89% on
                        05/26/24 (i) (k)..........................................      3.89%       03/25/60           5,994,014
       6,273,869     Series 2021-3, Class A1 (i)..................................      1.05%       06/25/66           5,303,301
      11,337,430     Series 2022-5, Class A1, steps up to 4.80% on
                        06/25/26 (i) (k)..........................................      3.80%       04/25/67          10,605,153
                  Vista Point Securitization Trust
       5,743,000     Series 2020-1, Class M1 (i)..................................      4.15%       03/25/65           5,258,711
                  Wells Fargo Mortgage Backed Securities Trust
         326,091     Series 2019-1, Class A1 (i)..................................      3.94%       11/25/48             312,987
                  WinWater Mortgage Loan Trust
       1,127,836     Series 2016-1, Class 1A18 (i)................................      3.50%       01/20/46           1,029,747
       1,544,950     Series 2016-1, Class 2A3 (i).................................      3.00%       12/20/30           1,455,648
       3,606,124     Series 2016-1, Class B1 (e) (i)..............................      3.77%       01/20/46           3,412,390
                                                                                                                ----------------
                                                                                                                     376,576,316
                                                                                                                ----------------
                  COMMERCIAL MORTGAGE-BACKED SECURITIES -- 6.0%
                  Austin Fairmont Hotel Trust
       5,000,000     Series 2019-FAIR, Class A, 1 Mo. LIBOR + 1.05% (a) (i).......      6.00%       09/15/32           4,927,840
                  BAMLL Commercial Mortgage Securities Trust
       8,000,000     Series 2013-WBRK, Class A (e) (i)............................      3.65%       03/10/37           7,383,426
                  BANK
       5,000,000     Series 2021-BNK35, Class A5..................................      2.29%       06/15/64           4,137,488
       5,000,000     Series 2022-BNK43, Class A5..................................      4.40%       08/15/55           4,826,984
                  BBCMS Mortgage Trust
       7,000,000     Series 2017-DELC, Class A, 1 Mo. LIBOR + 0.98% (a) (i).......      5.92%       08/15/36           6,976,356
       9,394,000     Series 2018-TALL, Class A, 1 Mo. LIBOR + 0.87% (a) (i).......      5.82%       03/15/37           8,414,064
                  Benchmark Mortgage Trust
       4,647,000     Series 2021-B24, Class A5....................................      2.58%       03/15/54           3,877,995
       3,800,000     Series 2022-B36, Class A5....................................      4.47%       07/15/55           3,669,710
                  BMO Mortgage Trust
      10,000,000     Series 2022-C1, Class A5.....................................      3.37%       02/15/55           8,889,332
                  BPR Trust
       4,721,277     Series 2021-WILL, Class A, 1 Mo. LIBOR + 1.75% (a) (i).......      6.70%       06/15/38           4,561,553
      10,000,000     Series 2022-OANA, Class A, 1 Mo. CME Term SOFR +
                        1.90% (a) (i).............................................      6.79%       04/15/37           9,758,335


Page 30                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
                  BX Commercial Mortgage Trust
$     10,000,000     Series 2019-IMC, Class A, 1 Mo. LIBOR + 1.00% (a) (i)........      5.95%       04/15/34    $      9,841,425
                  CFCRE Commercial Mortgage Trust
      68,273,710     Series 2017-C8, Class XA, IO (e).............................      1.64%       06/15/50           3,087,760
                  Citigroup Commercial Mortgage Trust
       2,915,000     Series 2014-GC23, Class B....................................      4.18%       07/10/47           2,791,184
      88,222,078     Series 2016-P4, Class XA, IO (e).............................      2.05%       07/10/49           4,018,974
       9,243,411     Series 2017-P7, Class A3.....................................      3.44%       04/14/50           8,701,887
                  COMM Mortgage Trust
       3,846,053     Series 2012-CR3, Class AM (i)................................      3.42%       10/15/45           3,471,737
      10,000,000     Series 2013-CR13, Class AM...................................      4.45%       11/10/46           9,844,023
      11,475,000     Series 2014-CR15, Class AM...................................      4.43%       02/10/47          11,230,693
       6,850,000     Series 2014-CR21, Class AM...................................      3.99%       12/10/47           6,567,444
                  CSAIL Commercial Mortgage Trust
      57,082,817     Series 2020-C19, Class XA, IO (e)............................      1.23%       03/15/53           3,169,535
                  CSMC Trust
       7,500,000     Series 2020-WEST, Class A (i)................................      3.04%       02/15/35           5,716,380
                  DBWF Mortgage Trust
      10,844,968     Series 2018-GLKS, Class A, 1 Mo. LIBOR + 1.13% (a) (i).......      6.08%       12/19/30          10,667,073
                  FIVE Mortgage Trust
      33,894,130     Series 2023-V1, Class XA, IO (a).............................      1.04%       02/10/56           1,155,492
                  FREMF Mortgage Trust
     725,913,865     Series 2020-1515, Class X2A, IO (i)..........................      0.10%       02/25/35           5,367,661
                  Hawaii Hotel Trust
       9,290,000     Series 2019-MAUI, Class A, 1 Mo. LIBOR + 1.15% (a) (i).......      6.10%       05/15/38           9,127,710
                  JP Morgan Chase Commercial Mortgage Securities Trust
       4,060,488     Series 2017-JP5, Class A4....................................      3.46%       03/15/50           3,897,396
      10,466,125     Series 2018-PHH, Class A, 1 Mo. LIBOR + 1.21%, 2.41%
                        Floor (a) (i).............................................      6.16%       06/15/35           9,684,546
       5,000,000     Series 2020-ACE, Class A (i).................................      3.29%       01/10/37           4,736,731
                  MHC Commercial Mortgage Trust
       6,335,000     Series 2021-MHC, Class A, 1 Mo. LIBOR + 0.92% (a) (i)........      5.81%       04/15/38           6,192,622
                  Morgan Stanley Bank of America Merrill Lynch Trust
       8,015,000     Series 2014-C15, Class AS....................................      4.26%       04/15/47           7,830,871
       6,504,860     Series 2016-C31, Class A4....................................      2.84%       11/15/49           6,037,541
                  Morgan Stanley Capital I Trust
       7,527,000     Series 2018-MP, Class A (e) (i)..............................      4.42%       07/11/40           6,282,293
       6,648,000     Series 2019-H7, Class A4.....................................      3.26%       07/15/52           6,014,442
                  RBS Commercial Funding, Inc. Trust
       7,045,000     Series 2013-GSP, Class A (e) (i).............................      3.96%       01/15/32           6,835,878
                  Ready Capital Mortgage Financing LLC
       8,547,529     Series 2021-FL6, Class A, 1 Mo. LIBOR + 0.95% (a) (i)........      5.97%       07/25/36           8,323,096
                  RIAL 2022-FL8 Issuer Ltd.
       4,428,000     Series 2022-FL8, Class A, 1 Mo. CME Term SOFR +
                        2.25% (a) (i).............................................      7.14%       01/19/37           4,361,580
                  UBS Commercial Mortgage Trust
      10,000,000     Series 2017-C3, Class A3.....................................      3.17%       08/15/50           9,345,041
                  VMC Finance LLC
       2,983,500     Series 2021-HT1, Class A, 1 Mo. LIBOR + 1.65% (a) (i)........      6.61%       01/18/37           2,880,942
                  Wells Fargo Commercial Mortgage Trust
       3,036,499     Series 2015-LC22, Class ASB..................................      3.57%       09/15/58           2,957,011
       7,500,000     Series 2015-NXS2, Class B (e)................................      4.42%       07/15/58           7,059,449
       7,200,000     Series 2019-C52, Class A5....................................      2.89%       08/15/52           6,366,819


                        See Notes to Financial Statements                Page 31


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
                  Wells Fargo Commercial Mortgage Trust
$      5,450,000     Series 2020-SDAL, Class C, 1 Mo. LIBOR + 1.74% (a) (i).......      6.69%       02/15/37    $      5,251,085
                                                                                                                ----------------
                                                                                                                     266,239,404
                                                                                                                ----------------
                  TOTAL MORTGAGE-BACKED SECURITIES............................................................       642,815,720
                  (Cost $670,613,571)                                                                           ----------------

U.S. GOVERNMENT BONDS AND NOTES -- 6.1%

       3,222,725  U.S. Treasury Inflation Indexed Note (l)........................      0.63%       01/15/24           3,178,596
      60,000,000  U.S. Treasury Note (m)..........................................      2.75%       11/15/23          59,291,402
      70,000,000  U.S. Treasury Note..............................................      2.88%       11/30/23          69,211,733
      46,000,000  U.S. Treasury Note..............................................      2.63%       12/31/23          45,311,470
      25,000,000  U.S. Treasury Note..............................................      4.25%       10/15/25          25,211,426
      67,000,000  U.S. Treasury Note..............................................      4.00%       02/15/26          67,389,961
                                                                                                                ----------------
                  TOTAL U.S. GOVERNMENT BONDS AND NOTES.......................................................       269,594,588
                  (Cost $268,045,069)                                                                           ----------------

ASSET-BACKED SECURITIES -- 3.2%

                  American Credit Acceptance Receivables Trust
         104,557     Series 2022-1, Class A (i)...................................      0.99%       12/15/25             104,384
       9,000,000     Series 2022-1, Class B (i)...................................      1.68%       09/14/26           8,896,212
       1,129,800     Series 2022-2, Class A (i)...................................      2.66%       02/13/26           1,126,956
                  AMSR Trust
       5,053,000     Series 2020-SFR4, Class A (i)................................      1.36%       11/17/37           4,609,999
       3,860,000     Series 2020-SFR5, Class A (i)................................      1.38%       11/17/37           3,521,245
                  CFMT LLC
       4,052,000     Series 2021-EBO1, Class M1 (i)...............................      1.65%       11/25/50           3,674,126
                  CIG Auto Receivables Trust
       1,435,804     Series 2021-1A, Class A (i)..................................      0.69%       04/14/25           1,422,211
                  Corevest American Finance Trust
       5,788,513     Series 2020-1, Class A1 (i)..................................      1.83%       03/15/50           5,495,213
       9,499,378     Series 2020-3, Class A (i)...................................      1.36%       08/15/53           8,623,538
       6,255,301     Series 2020-4, Class A (i)...................................      1.17%       12/15/52           5,670,024
                  CWABS, Inc. Asset-Backed Certificates Trust
       2,122,536     Series 2004-5, Class M1, 1 Mo. LIBOR + 0.86% (a).............      5.88%       08/25/34           2,098,031
                  Diamond Resorts Owner Trust
       4,297,219     Series 2021-1A, Class A (i)..................................      1.51%       11/21/33           3,987,165
                  DT Auto Owner Trust
       1,372,025     Series 2021-4A, Class A (i)..................................      0.56%       09/15/25           1,358,923
                  FCI Funding LLC
         613,122     Series 2019-1A, Class A (i)..................................      3.63%       02/18/31             606,857
                  FirstKey Homes Trust
       9,869,322     Series 2020-SFR2, Class A (i)................................      1.27%       10/19/37           8,986,953
                  Flagship Credit Auto Trust
      10,143,200     Series 2021-4, Class A (i)...................................      0.81%       07/17/26           9,859,576
       7,130,732     Series 2022-1, Class A (i)...................................      1.79%       10/15/26           6,936,167
                  FNA VI LLC
       6,680,040     Series 2021-1A, Class A (i)..................................      1.35%       01/10/32           6,087,778
                  GLS Auto Receivables Issuer Trust
       5,131,246     Series 2021-4A, Class A (i)..................................      0.84%       07/15/25           5,081,897
                  GSAMP Trust
       4,279,372     Series 2006-SEA1, Class M2, 1 Mo. LIBOR + 1.65% (a) (i)......      6.67%       05/25/36           4,312,743


Page 32                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
ASSET-BACKED SECURITIES (CONTINUED)
                  M360 Ltd.
$      5,000,000     Series 2021-CRE3, Class A, 1 Mo. LIBOR + 1.50% (a) (i).......      6.51%       11/22/38    $      4,924,436
                  OSCAR US Funding XIV LLC
       5,143,123     Series 2022-1A, Class A2 (i).................................      1.60%       03/10/25           5,070,171
                  Santander Drive Auto Receivables Trust
      12,384,122     Series 2022-1, Class A3......................................      1.94%       11/17/25          12,284,528
       4,925,381     Series 2022-5, Class A2......................................      3.98%       01/15/25           4,913,135
                  Sierra Timeshare Receivables Funding LLC
       1,551,084     Series 2019-1A, Class A (i)..................................      3.20%       01/20/36           1,490,717
       3,442,279     Series 2020-2A, Class A (i)..................................      1.33%       07/20/37           3,209,608
                  Tricon American Homes
       9,346,446     Series 2020-SFR1, Class A (i)................................      1.50%       07/17/38           8,458,418
                  Verizon Master Trust
      10,000,000     Series 2022-7, Class A1A, steps up to 5.98% on
                        11/20/24 (k)..............................................      5.23%       11/22/27          10,037,778
                                                                                                                ----------------
                  TOTAL ASSET-BACKED SECURITIES...............................................................       142,848,789
                  (Cost $146,238,477)                                                                           ----------------



     SHARES                                               DESCRIPTION                                                VALUE
----------------  --------------------------------------------------------------------------------------------  ----------------
EXCHANGE-TRADED FUNDS -- 0.0%
                  CAPITAL MARKETS -- 0.0%
          74,159  First Trust Long Duration Opportunities ETF (n).............................................         1,691,567
                  (Cost $1,796,670)                                                                             ----------------



   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. TREASURY BILLS -- 1.3%
      20,000,000  U.S. Treasury Bill (m)..........................................       (d)        06/20/23          19,866,250
      40,000,000  U.S. Treasury Bill (m)..........................................       (d)        07/20/23          39,564,889
                                                                                                                ----------------
                  TOTAL U.S. TREASURY BILLS...................................................................        59,431,139
                  (Cost $59,422,499)                                                                            ----------------

                  TOTAL INVESTMENTS -- 105.8%.................................................................     4,711,602,139
                  (Cost $4,903,651,883)                                                                         ----------------



   NUMBER OF                                                           NOTIONAL       EXERCISE     EXPIRATION
   CONTRACTS                         DESCRIPTION                        AMOUNT         PRICE          DATE           VALUE
----------------  -------------------------------------------------  -------------  ------------  ------------  ----------------
PURCHASED OPTIONS -- 0.0%
CALL OPTIONS PURCHASED -- 0.0%
             800  U.S. 2-Year Treasury Futures Call................  $  82,465,624  $     103.00    05/26/23             687,501
             150  U.S. 2-Year Treasury Futures Call................     15,462,305        103.75    05/26/23              51,562
              50  U.S. 5-Year Treasury Futures Call................      5,487,109        109.50    05/26/23              42,969
                                                                                                                ----------------
                  TOTAL CALL OPTIONS PURCHASED................................................................           782,032
                  (Cost $1,114,733)                                                                             ----------------

PUT OPTIONS PURCHASED -- 0.0%
              30  U.S. 10-Year Treasury Futures Put................      3,456,094        112.50    05/26/23               4,219
             100  U.S. Treasury Long Bond Futures Put..............     13,165,625        129.00    05/26/23              68,750
             200  U.S. Treasury Long Bond Futures Put..............     26,331,250        130.00    05/26/23             200,000
             100  U.S. Treasury Long Bond Futures Put..............     13,165,625        131.00    05/26/23             140,625
                                                                                                                ----------------
                  TOTAL PUT OPTIONS PURCHASED.................................................................           413,594
                  (Cost $1,261,439)                                                                             ----------------

                  TOTAL PURCHASED OPTIONS.....................................................................         1,195,626
                  (Cost $2,376,172)                                                                             ----------------


                        See Notes to Financial Statements                Page 33


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT -- (2.9)%
                  Federal National Mortgage Association
$    (15,000,000)    Pool TBA.....................................................      5.50%       06/15/53    $    (15,121,875)
    (118,500,000)    Pool TBA (j).................................................      4.00%       06/15/53        (113,389,686)
      (3,250,000)    Pool TBA.....................................................      5.00%       06/15/53          (3,232,100)
                                                                                                                ----------------
                  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT..........................      (131,743,661)
                  (Proceeds $131,257,285)                                                                       ----------------



   NUMBER OF                                                           NOTIONAL       EXERCISE     EXPIRATION
   CONTRACTS                         DESCRIPTION                        AMOUNT         PRICE          DATE           VALUE
----------------  -------------------------------------------------  -------------  ------------  ------------  ----------------
CALL OPTIONS WRITTEN -- (0.2)%
            (575) U.S. 2-Year Treasury Futures Call................  $ (59,272,167) $     102.50    05/26/23            (835,548)
            (500) U.S. 2-Year Treasury Futures Call................    (51,541,015)       104.00    05/26/23            (125,000)
            (225) U.S. 5-Year Treasury Futures Call................    (24,691,991)       108.00    05/26/23            (421,875)
            (400) U.S. 5-Year Treasury Futures Call................    (43,896,872)       109.00    05/26/23            (456,250)
             (75) U.S. 5-Year Treasury Futures Call................     (8,230,664)       110.50    05/26/23             (34,570)
             (25) U.S. 5-Year Treasury Futures Call................     (2,758,398)       112.00    08/25/23             (21,680)
             (50) U.S. 10-Year Treasury Futures Call...............     (5,760,156)       114.00    05/26/23             (82,812)
             (50) U.S. 10-Year Treasury Futures Call...............     (5,760,156)       117.00    05/26/23             (18,750)
            (125) U.S. 10-Year Treasury Futures Call...............    (14,400,390)       117.50    05/26/23             (35,156)
            (175) U.S. 10-Year Treasury Futures Call...............    (20,302,730)       118.00    08/25/23            (218,750)
            (128) U.S. Treasury Long Bond Futures Call.............    (16,852,000)       126.00    05/26/23            (748,000)
            (750) U.S. Treasury Long Bond Futures Call.............    (98,742,188)       128.00    05/26/23          (3,082,031)
            (485) U.S. Treasury Long Bond Futures Call.............    (63,853,281)       130.00    05/26/23          (1,288,281)
             (75) U.S. Treasury Long Bond Futures Call.............     (9,874,219)       134.00    05/26/23             (63,281)
             (50) U.S. Treasury Long Bond Futures Call.............     (6,582,813)       138.00    05/26/23             (10,938)
            (200) U.S. Treasury Long Bond Futures Call.............    (26,381,260)       130.00    08/25/23            (918,750)
             (25) U.S. Treasury Long Bond Futures Call.............     (3,297,658)       132.00    08/25/23             (89,063)
            (200) U.S. Treasury Long Bond Futures Call.............    (26,381,260)       140.00    08/25/23            (228,125)
             (25) Ultra 10-Year U.S. Treasury Futures Call.........     (3,036,328)       120.00    05/26/23             (53,906)
             (20) Ultra 10-Year U.S. Treasury Futures Call.........     (2,429,062)       124.00    05/26/23              (9,375)
             (10) Ultra U.S. Treasury Long Bond Futures Call.......     (1,414,063)       138.00    05/26/23             (42,657)
                                                                                                                ----------------
                  TOTAL CALL OPTIONS WRITTEN..................................................................        (8,784,798)
                  (Premiums received $5,754,000)                                                                ----------------

PUT OPTIONS WRITTEN -- (0.1)%
             (50) U.S. 2-Year Treasury Futures Put.................     (5,154,102)       101.00    05/26/23                (781)
          (1,041) U.S. 2-Year Treasury Futures Put.................   (107,308,393)       103.00    05/26/23            (731,954)
            (400) U.S. 5-Year Treasury Futures Put.................    (43,896,872)       105.00    05/26/23              (3,125)
            (350) U.S. 5-Year Treasury Futures Put.................    (38,409,763)       106.00    05/26/23              (8,203)
            (100) U.S. 5-Year Treasury Futures Put.................    (10,974,218)       108.00    05/26/23             (14,063)
            (750) U.S. 5-Year Treasury Futures Put.................    (82,306,635)       108.50    05/26/23            (181,641)
            (910) U.S. 5-Year Treasury Futures Put.................    (99,865,384)       109.00    05/26/23            (362,579)
            (340) U.S. 5-Year Treasury Futures Put.................    (37,312,341)       109.50    05/26/23            (209,844)
            (455) U.S. 5-Year Treasury Futures Put.................    (49,932,692)       113.50    05/26/23          (1,734,688)
            (666) U.S. 5-Year Treasury Futures Put.................    (73,483,709)       108.00    08/25/23            (369,422)
             (50) U.S. 10-Year Treasury Futures Put................     (5,760,156)       109.00    05/26/23                (781)
             (50) U.S. 10-Year Treasury Futures Put................     (5,760,156)       112.00    05/26/23              (4,688)
            (100) U.S. Treasury Long Bond Futures Put..............    (13,165,625)       118.00    05/26/23              (3,125)
             (50) U.S. Treasury Long Bond Futures Put..............     (6,582,813)       120.00    05/26/23              (1,563)
             (60) U.S. Treasury Long Bond Futures Put..............     (8,484,375)       136.00    05/26/23             (28,125)
             (10) U.S. Treasury Long Bond Futures Put..............     (1,414,063)       138.00    05/26/23              (8,750)
            (125) U.S. Treasury Long Bond Futures Put..............    (16,488,288)       125.00    08/25/23            (144,531)
            (625) U.S. Treasury Long Bond Futures Put..............    (82,441,438)       128.00    08/25/23          (1,230,469)


Page 34                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   NUMBER OF                                                           NOTIONAL       EXERCISE     EXPIRATION
   CONTRACTS                         DESCRIPTION                        AMOUNT         PRICE          DATE           VALUE
----------------  -------------------------------------------------  -------------  ------------  ------------  ----------------
WRITTEN OPTIONS (CONTINUED)
PUT OPTIONS WRITTEN (CONTINUED)
             (90) Ultra 10-Year U.S. Treasury Futures Put..........  $ (10,930,781) $     114.00    05/26/23    $         (1,405)
                                                                                                                ----------------
                  TOTAL PUT OPTIONS WRITTEN...................................................................        (5,039,737)
                  (Premiums received $7,406,100)                                                                ----------------

                  TOTAL WRITTEN OPTIONS.......................................................................       (13,824,535)
                  (Premiums received $13,160,100)
                  NET OTHER ASSETS AND LIABILITIES -- (2.6)%..................................................      (115,416,851)
                                                                                                                ----------------
                  NET ASSETS -- 100.0%........................................................................  $  4,451,812,718
                                                                                                                ================


FUTURES CONTRACTS AT APRIL 30, 2023 (see Note 2D - Futures Contracts in the
Notes to Financial Statements):


                                                                                                                   UNREALIZED
                                                                                                                  APPRECIATION
                                                                      NUMBER OF   EXPIRATION      NOTIONAL      (DEPRECIATION)/
                  FUTURES CONTRACTS                       POSITION    CONTRACTS      DATE           VALUE            VALUE
------------------------------------------------------  -----------  -----------  -----------  ---------------  ----------------
U.S. 2-Year Treasury Notes                                  Long           25      Jun-2023    $     5,154,102  $            136
U.S. 5-Year Treasury Notes                                  Long          455      Jun-2023         49,932,695           107,492
U.S. Treasury Long Bond Futures                             Short       3,493      Jun-2023       (459,875,281)       (9,444,294)
Ultra 10-Year U.S. Treasury Notes                           Short       5,872      Jun-2023       (713,172,750)      (16,009,184)
Ultra U.S. Treasury Bond Futures                            Short       1,038      Jun-2023       (146,779,687)       (5,049,661)
                                                                                               ---------------  ----------------
                                                                                               $(1,264,740,921) $    (30,395,511)
                                                                                               ===============  ================


(a)   Floating or variable rate security.

(b)   Inverse floating rate security.

(c)   Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.

(d)   Zero coupon security.

(e)   Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment's underlying collateral. The interest rate resets periodically.

(f)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P.
      (the "Advisor").

(g)   This security's value was determined using significant unobservable inputs
      (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).

(h)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At April 30, 2023, securities noted as such are valued at $8,124,382 or 0.2% of net assets.

(i)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At April 30, 2023, securities noted as such amounted to $655,041,266 or 14.7% of net assets.

(j)   All or a portion of this security is part of a mortgage dollar roll agreement (see Note 2I- Mortgage Dollar Rolls and TBA Transactions in the
      Notes to Financial Statements).

(k)   Step-up security. A security where the coupon increases or steps up at a predetermined date.

(l)   Security whose principal value is adjusted in accordance with changes to the country's Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

(m)   All or a portion of this security is segregated as collateral for open futures and options contracts.

(n)   Investment in an affiliated fund.

                        See Notes to Financial Statements                Page 35


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)

IO    - Interest-Only Security - Principal amount shown represents par value on which interest payments are based.

LIBOR - London Interbank Offered Rate

PO    - Principal-Only Security

REMIC - Real Estate Mortgage Investment Conduit

SOFR  - Secured Overnight Financing Rate

STRIPS - Separate Trading of Registered Interest and Principal of Securities

TBA   - To-Be-Announced Security

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                          ASSETS TABLE
                                                                                                  LEVEL 2            LEVEL 3
                                                             TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                                                           VALUE AT            QUOTED           OBSERVABLE        UNOBSERVABLE
                                                           4/30/2023           PRICES             INPUTS             INPUTS
                                                        ---------------    ---------------    ---------------    ---------------
U.S. Government Agency Mortgage-Backed Securities.....  $ 3,595,220,336    $            --    $ 3,587,095,954    $     8,124,382
Mortgage-Backed Securities............................      642,815,720                 --        642,815,720                 --
U.S. Government Bonds and Notes.......................      269,594,588                 --        269,594,588                 --
Asset-Backed Securities...............................      142,848,789                 --        142,848,789                 --
Exchange-Traded Funds*................................        1,691,567          1,691,567                 --                 --
U.S. Treasury Bills...................................       59,431,139                 --         59,431,139                 --
                                                        ---------------    ---------------    ---------------    ---------------
Total Investments.....................................    4,711,602,139          1,691,567      4,701,786,190          8,124,382
Call Options Purchased................................          782,032            782,032                 --                 --
Put Options Purchased.................................          413,594            413,594                 --                 --
Futures Contracts**...................................          107,628            107,628                 --                 --
                                                        ---------------    ---------------    ---------------    ---------------
Total.................................................  $ 4,712,905,393    $     2,994,821    $ 4,701,786,190    $     8,124,382
                                                        ===============    ===============    ===============    ===============

                                                       LIABILITIES TABLE
                                                                                                  LEVEL 2            LEVEL 3
                                                             TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                                                           VALUE AT            QUOTED           OBSERVABLE        UNOBSERVABLE
                                                           4/30/2023           PRICES             INPUTS             INPUTS
                                                        ---------------    ---------------    ---------------    ---------------
U.S. Government Agency Mortgage-Backed Securities
   Sold Short.........................................  $  (131,743,661)   $            --    $  (131,743,661)   $            --
Call Options Written..................................       (8,784,798)        (8,784,798)                --                 --
Put Options Written...................................       (5,039,737)        (5,039,737)                --                 --
Futures Contracts**...................................      (30,503,139)       (30,503,139)                --                 --
                                                        ---------------    ---------------    ---------------    ---------------
Total.................................................  $  (176,071,335)   $   (44,327,674)   $  (131,743,661)   $            --
                                                        ===============    ===============    ===============    ===============


*  See Portfolio of Investments for industry breakout.

** Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day's variation margin is presented on the Statement of Assets and Liabilities.

Level 3 investments are fair valued by the Advisor's Pricing Committee and are footnoted in the Portfolio of Investments.

Level 3 investments values are based on unobservable inputs.

Page 36                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2023 (UNAUDITED)


ASSETS:
Investments, at value - Unaffiliated............................................   $ 4,709,910,572
Investments, at value - Affiliated..............................................         1,691,567
                                                                                   ---------------
Total investments, at value.....................................................     4,711,602,139
Options contracts purchased, at value...........................................         1,195,626
Cash............................................................................       122,539,816
Cash segregated as collateral for open futures and written options contracts....           274,029
Receivables:
   Investment securities sold...................................................     2,106,221,854
   Interest.....................................................................        20,560,001
                                                                                   ---------------
      Total Assets..............................................................     6,962,393,465
                                                                                   ---------------
LIABILITIES:
Investments sold short, at value (proceeds $131,257,285)........................       131,743,661
Options contracts written, at value.............................................        13,824,535
Payables:
   Investment securities purchased..............................................     2,352,071,147
   Variation margin.............................................................        10,574,657
   Investment advisory fees.....................................................         2,366,747
                                                                                   ---------------
      Total Liabilities.........................................................     2,510,580,747
                                                                                   ---------------
NET ASSETS......................................................................   $ 4,451,812,718
                                                                                   ===============
NET ASSETS CONSIST OF:
Paid-in capital.................................................................   $ 4,787,289,740
Par value.......................................................................           925,500
Accumulated distributable earnings (loss).......................................      (336,402,522)
                                                                                   ---------------
NET ASSETS......................................................................   $ 4,451,812,718
                                                                                   ---------------
NET ASSET VALUE, per share......................................................   $         48.10
                                                                                   ===============
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share)...................................................        92,550,002
                                                                                   ===============
Investments, at cost - Unaffiliated.............................................   $ 4,901,855,213
                                                                                   ===============
Investments, at cost - Affiliated...............................................   $     1,796,670
                                                                                   ===============
Total investments, at cost......................................................   $ 4,903,651,883
                                                                                   ===============
Premiums paid on options contracts purchased....................................   $     2,376,172
                                                                                   ===============
Premiums received on options contracts written..................................   $    13,160,100
                                                                                   ===============


                        See Notes to Financial Statements                Page 37


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2023 (UNAUDITED)


INVESTMENT INCOME:
Interest........................................................................   $    92,014,096
Dividends - Affiliated..........................................................            10,483
                                                                                   ---------------
   Total investment income......................................................        92,024,579
                                                                                   ---------------
EXPENSES:
Investment advisory fees........................................................        14,788,856
                                                                                   ---------------
   Total expenses...............................................................        14,788,856
                                                                                   ---------------
NET INVESTMENT INCOME (LOSS)....................................................        77,235,723
                                                                                   ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments - Unaffiliated...................................................       (50,694,504)
   Investments - Affiliated.....................................................                --
   Investments sold short.......................................................        (8,784,606)
   Futures contracts............................................................        46,961,079
   Purchased options contracts..................................................        (1,616,764)
   Written options contracts....................................................        12,761,821
                                                                                   ---------------
Net realized gain (loss)........................................................        (1,372,974)
                                                                                   ---------------
Net change in unrealized appreciation (depreciation) on:
   Investments - Unaffiliated...................................................       238,040,755
   Investments - Affiliated.....................................................            33,514
   Investments sold short.......................................................        (4,304,432)
   Futures contracts............................................................      (119,764,306)
   Purchased options contracts..................................................        (1,218,637)
   Written options contracts....................................................           292,015
                                                                                   ---------------
Net change in unrealized appreciation (depreciation)............................       113,078,909
                                                                                   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS).........................................       111,705,935
                                                                                   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS..............................................................   $   188,941,658
                                                                                   ===============


Page 38                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SIX MONTHS
                                                                                  ENDED              YEAR
                                                                                4/30/2023            ENDED
                                                                               (UNAUDITED)        10/31/2022
                                                                             ---------------    ---------------
OPERATIONS:
Net investment income (loss)..............................................   $    77,235,723    $    93,545,648
Net realized gain (loss)..................................................        (1,372,974)       (14,952,412)
Net change in unrealized appreciation (depreciation)......................       113,078,909       (363,022,517)
                                                                             ---------------    ---------------
Net increase (decrease) in net assets resulting from operations...........       188,941,658       (284,429,281)
                                                                             ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.....................................................       (76,137,502)      (108,879,377)
                                                                             ---------------    ---------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................................        20,207,814        116,467,481
Cost of shares redeemed...................................................      (544,446,314)    (1,640,879,473)
                                                                             ---------------    ---------------
Net increase (decrease) in net assets resulting from
   shareholder transactions...............................................      (524,238,500)    (1,524,411,992)
                                                                             ---------------    ---------------
Total increase (decrease) in net assets...................................      (411,434,344)    (1,917,720,650)

NET ASSETS:
Beginning of period.......................................................     4,863,247,062      6,780,967,712
                                                                             ---------------    ---------------
End of period.............................................................   $ 4,451,812,718    $ 4,863,247,062
                                                                             ===============    ===============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................................       103,550,002        134,550,002
Shares sold...............................................................           400,000          2,350,000
Shares redeemed...........................................................       (11,400,000)       (33,350,000)
                                                                             ---------------    ---------------
Shares outstanding, end of period.........................................        92,550,002        103,550,002
                                                                             ===============    ===============


                        See Notes to Financial Statements                Page 39


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                           SIX MONTHS
                                             ENDED                                YEAR ENDED OCTOBER 31,
                                           4/30/2023     ------------------------------------------------------------------------
                                          (UNAUDITED)        2022           2021           2020           2019           2018
                                          ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period.....  $    46.97     $    50.40     $    51.45     $    51.87     $    50.78     $    51.76
                                           ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)............         0.80           0.85           0.39           0.87           1.24           1.17
Net realized and unrealized gain (loss)..        1.12          (3.32)         (0.40)         (0.10)          1.21          (0.74)
                                           ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations.........        1.92          (2.47)         (0.01)          0.77           2.45           0.43
                                           ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income....................       (0.79)         (0.69)         (0.36)         (0.99)         (1.23)         (1.13)
Net realized gain........................          --          (0.27)            --             --          (0.05)         (0.28)
Return of capital........................          --             --          (0.68)         (0.20)         (0.08)            --
                                           ----------     ----------     ----------     ----------     ----------     ----------
Total distributions......................       (0.79)         (0.96)         (1.04)         (1.19)         (1.36)         (1.41)
                                           ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period...........  $    48.10     $    46.97     $    50.40     $    51.45     $    51.87     $    50.78
                                           ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a).........................        4.11%         (4.96)%        (0.02)%         1.50%          4.88%          0.84%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).....  $4,451,813     $4,863,247     $6,780,968     $6,389,742     $3,765,469     $1,729,078
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets (b)............................        0.64% (c)      0.65%          0.65%          0.65%          0.65%          0.65%
Ratio of net investment income (loss) to
   average net assets....................        3.36% (c)      1.66%          0.75%          1.57%          2.41%          2.32%
Portfolio turnover rate (d) (e)..........         284%           831%           495%           434%           373%           331%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(e)   The portfolio turnover rate not including mortgage dollar rolls was 250%
      for the six months ended April 30, 2023, and 641%, 368%, 245%, 246% and
      117% for the years ended October 31, 2022, 2021, 2020, 2019 and 2018, respectively.

Page 40                 See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2023 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of fourteen funds that are offering shares. This report covers the First Trust Low Duration Opportunities ETF (the "Fund"), a
diversified series of the Trust, which trades under the ticker "LMBS" on The
Nasdaq Stock Market LLC ("Nasdaq"). The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value
("NAV"), only in large blocks of shares known as "Creation Units."

The Fund is an actively managed exchange-traded fund ("ETF"). The Fund's primary investment objective is to generate current income. The Fund's secondary investment objective is to provide capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 60% of its net assets (including investment borrowings) in mortgage-related debt securities and other mortgage-related instruments
(collectively, "Mortgage-Related Investments"). The Fund normally expects to invest in Mortgage-Related Investments tied to residential and commercial mortgages. Mortgage-Related Investments consist of: (1) residential mortgage-backed securities (RMBS); (2) commercial mortgage-backed securities
(CMBS); (3) stripped mortgage-backed securities (SMBS), which are mortgage-backed securities where mortgage payments are divided up between paying the loan's principal and paying the loan's interests; and (4) collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits
(REMICs) where they are divided into multiple classes with each class being entitled to a different share of the principal and/or interest payments received from the pool of underlying assets. The Fund may also invest in investment companies, including ETFs, that invest primarily in Mortgage-Related
Investments. The Fund will limit its investments in Mortgage-Related Investments that are neither issued nor guaranteed by Government Entities(1) to 20% of its net assets (including investment borrowings). The Fund may invest, without limitation, in mortgage dollar rolls. The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"). The Fund may also invest in to-be-announced transactions ("TBA
Transactions"). Further, the Fund may enter into short sales as part of its overall portfolio management strategies or to offset a potential decline in the value of a security; however, the Fund does not expect, under normal market conditions, to engage in short sales with respect to more than 30% of the value of its net assets (including investment borrowings). Although the Fund intends to invest primarily in investment grade securities, the Fund may invest up to
20% of its net assets (including investment borrowings) in securities of any credit quality, including securities that are below investment grade, which are also known as high yield securities, or commonly referred to as "junk" bonds, or unrated securities that have not been judged by the Advisor to be of comparable quality to rated investment grade securities. In the case of a split rating between one or more of the nationally recognized statistical rating organizations, the Fund will consider the highest rating. The Fund targets an estimated effective duration of three years or less.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

-----------------------------
(1)   "Government Entities" means the U.S. government, its agencies and instrumentalities, and U.S. government-sponsored entities.

                                                                         Page 41

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2023 (UNAUDITED)

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor's
Pricing Committee, in accordance with valuation procedures approved by the
Trust's Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The
Fund's investments are valued as follows:

      U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the
      Advisor's Pricing Committee, which may use the following valuation inputs when available:

            1)    benchmark yields;
            2)    reported trades;
            3)    broker/dealer quotes;
            4)    issuer spreads;
            5)    benchmark securities;
            6)    bids and offers; and
            7)    reference data including market research publications.

      Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

      Securities traded in an over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their last trade price.

      Common stocks, ETFs and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange
      Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and
      AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.

      Shares of open-end funds are valued based on NAV per share.

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination.
      Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1)    the credit conditions in the relevant market and changes
                  thereto;
            2)    the liquidity conditions in the relevant market and changes thereto;
            3)    the interest rate conditions in the relevant market and
                  changes thereto (such as significant changes in interest
                  rates);
            4)    issuer-specific conditions (such as significant credit
                  deterioration); and
            5)    any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing
                  Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2023 (UNAUDITED)

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor's Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the most recent price provided by a pricing service;

            2)    the fundamental business data relating to the issuer;

            3)    an evaluation of the forces which influence the market in
                  which these securities are purchased and sold;

            4)    the type, size and cost of a security;

            5)    the financial statements of the borrower/issuer, or financial condition of the country of issue;

            6)    the credit quality and cash flow of the issuer, or country of issue, based on the Pricing Committee's, sub-advisor's or
                  portfolio manager's analysis, as applicable, or external
                  analysis;

            7)    the information as to any transactions in or offers for the security;

            8)    the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;

            9)    the coupon payments;

           10)    the quality, value and salability of collateral, if any,
                  securing the security;

           11)    the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt
                  only);

           12)    the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

           13)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2023, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

The United Kingdom's Financial Conduct Authority (the "FCA"), which regulates the London Interbank Offered Rates ("LIBOR") announced on March 5, 2021 that it intended to phase-out all LIBOR reference rates, beginning December 31, 2021.
Since that announcement, the FCA has ceased publication of all non-USD LIBOR reference rates and the 1-week and 2-month USD LIBOR reference rates as of

                                                                         Page 43

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2023 (UNAUDITED)

December 31, 2021. The remaining USD LIBOR settings will cease to be published or no longer be representative immediately after June 30, 2023. The
International Swaps and Derivatives Association, Inc. ("ISDA") confirmed that the FCA's March 5, 2021 announcement of its intention to cease providing LIBOR reference rates, constituted an index cessation event under the Interbank
Offered Rates ("IBOR") Fallbacks Supplement and the ISDA 2020 IBOR Fallbacks
Protocol for all 35 LIBOR settings and confirmed that the spread adjustment to be used in ISDA fallbacks was fixed as of the date of the announcement.

In the United States, the Alternative Reference Rates Committee (the "ARRC"), a
group of market participants convened by the Board of Governors of the Federal
Reserve System and the Federal Reserve Bank of New York in cooperation with other federal and state government agencies, has since 2014 undertaken efforts to identify U.S. dollar reference interest rates as alternatives to LIBOR and to facilitate the mitigation of LIBOR-related risks. In June 2017, the ARRC identified the Secured Overnight Financing Rate ("SOFR"), a broad measure of the cost of cash overnight borrowing collateralized by U.S. Treasury securities, as the preferred alternative for U.S. dollar LIBOR. The Federal Reserve Bank of New
York began daily publishing of SOFR in April 2018. There is no assurance that any alternative reference rate, including SOFR, will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity.

At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on the Fund or its investments.

The Fund invests in interest-only securities. For these securities, if there is a change in the estimated cash flows, based on an evaluation of current information, then the estimated yield is adjusted. Additionally, if the evaluation of current information indicates a permanent impairment of the security, the cost basis of the security is written down and a loss is recognized. Debt obligations may be placed on non-accrual status and the related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The
Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At April 30, 2023, the Fund did not hold when-issued or delayed-delivery securities. At April 30, 2023, the Fund held $228,289,532 of forward purchase commitments.

C. SHORT SALES

Short sales are utilized to manage interest rate and spread risk, and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund's portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund is charged a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities.
Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is effected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund's portfolio. The Fund is subject to the risk it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.

D. FUTURES CONTRACTS

The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against or gain exposure to changes in interest rates
(interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the
Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in "Net realized gain (loss) on futures contracts" on the
Statement of Operations.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2023 (UNAUDITED)

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of "Net change in unrealized appreciation (depreciation) on futures contracts" on the Statement of Operations. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in "Variation margin" receivable or payable on the Statement of Assets and Liabilities. If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

E. OPTIONS CONTRACTS

The Fund may invest in exchange-listed options on U.S. Treasury securities, exchange-listed options on U.S. Treasury futures contracts and exchange-listed
U.S. Treasury futures contracts. The Fund may also invest up to 20% of its net assets in over-the-counter derivatives. The Fund uses derivative instruments primarily to hedge interest rate risk and actively manage interest rate exposure. The primary risk exposure is interest rate risk.

The Fund may purchase (buy) or write (sell) put and call options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures option contract may be closed out by an offsetting purchase or sale of a futures option of the same series. When the
Fund writes (sells) an option, an amount equal to the premium received by the
Fund is included in "Options contracts written, at value" on the Statement of
Assets and Liabilities. When the Fund purchases (buys) an option, the premium paid represents the cost of the option, which is included in "Premiums paid on options contracts purchased" on the Statement of Assets and Liabilities. Options
are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities, and the remaining time to the option's expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes.

The Fund uses options on futures contracts in connection with hedging strategies. Generally, these strategies are applied under the same market and market sector conditions in which the Fund uses put and call options on securities. The purchase of put options on futures contracts is analogous to the purchase of puts on securities so as to hedge the Fund's securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a futures contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the futures contract. If the price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities. If the price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a futures contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire. Realized gains and losses on written options are included in "Net realized gain (loss) on written options contracts" on the Statement of Operations. Realized gains and losses on purchased options are included in "Net realized gain (loss) on purchased options contracts" on the Statement of Operations.

The Fund is required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. The Fund will pledge in a segregated account at the Fund's custodian, liquid assets, such as cash, U.S. government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be pledged in the segregated account whenever the total value of the pledged assets falls below the amount due on the underlying obligation.

The risks associated with the use of options on future contracts include the risk that the Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. The
Fund's successful use of options on futures contracts depends on the Advisor's ability to correctly predict the movement in prices on futures contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the futures contract subject to option.

                                                                         Page 45


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2023 (UNAUDITED)

F. INTEREST-ONLY SECURITIES

An interest-only security ("IO Security") is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.

G. PRINCIPAL-ONLY SECURITIES

A principal-only security ("PO Security") is the principal-only portion of a mortgage-backed security that does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value.
Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO Security will rise. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a
PO Security will fall. These securities, if any, are identified on the Portfolio of Investments.

H. STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments.

Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an IO Security and all of the principal is distributed to holders of another type of security known as a PO Security. These securities, if any, are identified on the Portfolio of Investments.

I. MORTGAGE DOLLAR ROLLS AND TBA TRANSACTIONS

The Fund may invest, without limitation, in mortgage dollar rolls. The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Fund's investment advisor. In a mortgage dollar roll, the Fund will sell (or buy) mortgage-backed securities for delivery on a specified date and simultaneously contract to repurchase (or sell)
substantially similar (same type, coupon and maturity) securities on a future date. Mortgage dollar rolls are recorded as separate purchases and sales in the
Fund. The Fund may also invest in TBA Transactions. A TBA Transaction is a method of trading mortgage-backed securities. TBA Transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA
Transaction, the buyer and the seller agree on general trade parameters such as agency, settlement date, par amount and price.

J. AFFILIATED TRANSACTIONS

The Fund invests in securities of affiliated funds. Dividend income and realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statement of Operations. The Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated funds.

Amounts related to these investments at April 30, 2023 and for the six months then ended are as follows:


                                                                              CHANGES IN
                                                                              UNREALIZED      REALIZED
                           SHARES AT   VALUE AT                              APPRECIATION       GAIN        VALUE AT     DIVIDEND
      SECURITY NAME        4/30/2023  0/31/2022    PURCHASES      SALES     (DEPRECIATION)     (LOSS)      4/30/2023      INCOME
------------------------------------------------------------------------------------------------------------------------------------
First Trust Long Duration
   Opportunities ETF          74,159  $  523,731  $  1,134,322  $       --  $       33,514  $         --  $  1,691,567  $   10,483


K. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2023 (UNAUDITED)

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal year ended October 31,
2022 was as follows:

Distributions paid from:
Ordinary income.................................      $    77,623,014
Capital gains...................................           30,590,238
Return of capital...............................                   --

As of October 31, 2022, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income...................      $    (8,428,878)
Accumulated capital and other gain (loss).......                   --
Net unrealized appreciation (depreciation)......         (440,777,800)

L. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2019,
2020, 2021, and 2022 remain open to federal and state audit. As of April 30,
2023, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2022, the
Fund had no non-expiring capital loss carryforwards available for federal income tax purposes.

During the taxable year ended October 31, 2022, the Fund utilized non-expiring capital loss carryforwards in the amount of $72,543,076.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2022, the Fund had no net late year ordinary or capital losses.

As of April 30, 2023, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:


                                  Gross              Gross          Net Unrealized
                                Unrealized         Unrealized        Appreciation
              Tax Cost         Appreciation      (Depreciation)     (Depreciation)
          ----------------   ----------------   ----------------   ----------------
          $  4,761,610,670   $     53,162,818   $   (277,939,430)  $  (224,776,612)


M. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

                                                                         Page 47


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2023 (UNAUDITED)

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and the
Advisor, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. Effective November 1,
2022, the annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund's net assets
("breakpoints") and calculated pursuant to the schedule below:


                               Breakpoints
-------------------------------------------------------------------------
Fund net assets up to and including $2.5 billion                              0.65000%
Fund net assets greater than $2.5 billion up to and including $5 billion      0.63375%
Fund net assets greater than $5 billion up to and including $7.5 billion      0.61750%
Fund net assets greater than $7.5 billion up to and including $10 billion     0.60125%
Fund net assets greater than $10 billion                                      0.58500%


Prior to November 1, 2022, the Fund paid First Trust an annual unitary management fee equal to 0.65% of its average daily net assets.

In addition, the Fund incurs acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents the Fund's total annual operating expenses.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.

Additionally, the Lead Independent Trustee and the Chairs of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs will rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

The cost of purchases of U.S. Government securities and non-U.S. Government securities, excluding investments sold short and short-term investments, for the six months ended April 30, 2023, were $7,849,627,383 and $241,814,715, respectively. The proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities, excluding investments sold short and short-term investments, for the six months ended April 30, 2023, were
$8,153,065,486 and $337,859,711, respectively. The cost of purchases to cover investments sold short and the proceeds of investments sold short were
$5,946,902,962 and $5,501,103,735, respectively.

For the six months ended April 30, 2023, the Fund had no in-kind transactions.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2023 (UNAUDITED)

                           5. DERIVATIVE TRANSACTIONS

The following table presents the types of derivatives held by the Fund at April
30, 2023, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.


                                      ASSET DERIVATIVES                        LIABILITY DERIVATIVES
                          -----------------------------------------   ---------------------------------------
DERIVATIVE    RISK          STATEMENT OF ASSETS AND                    STATEMENT OF ASSETS AND
INSTRUMENTS   EXPOSURE        LIABILITIES LOCATION         VALUE         LIABILITIES LOCATION        VALUE
-----------   ---------   ----------------------------  -----------   --------------------------  -----------
Futures       Interest    Unrealized appreciation on                  Unrealized depreciation on
              rate risk   futures contracts*            $   107,628   futures contracts*          $30,503,139

Options       Interest    Options contracts purchased,                Options contracts written,
              rate risk   at value                        1,195,626   at value                     13,824,535


* Includes cumulative appreciation/depreciation on futures contracts as reported in the Portfolio of Investments. Only the current day's variation margin is presented on the Statement of Assets and Liabilities.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2023, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.


STATEMENT OF OPERATIONS LOCATION                               INTEREST RATE RISK
----------------------------------------------------------------------------------
Net realized gain (loss) on:
   Futures contracts                                             $    46,961,079
   Purchased options contracts                                        (1,616,764)
   Written options contracts                                          12,761,821
Net change in unrealized appreciation (depreciation) on:
   Futures contracts                                                (119,764,306)
   Purchased options contracts                                        (1,218,637)
   Written options contracts                                             292,015


For the six months ended April 30, 2023, the notional value of futures contracts opened and closed were $6,446,465,610 and $7,068,457,972, respectively.

During the six months ended April 30, 2023, the premiums for purchased options contracts opened were $3,782,462 and the premiums for purchased options contracts closed, exercised and expired were $1,839,293.

During the six months ended April 30, 2023, the premiums for written options contracts opened were $32,436,076 and the premiums for written options contracts closed, exercised and expired were $21,865,214.

The Fund does not have the right to offset financial assets and financial liabilities related to futures and options contracts on the Statement of Assets and Liabilities.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with the Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, the Fund publishes through the National Securities
Clearing Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An
Authorized Participant that wishes to effectuate a creation of the Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the
Fund's shares in return for those assets. After purchasing a Creation Unit, the
Authorized Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund's shares at or close to the
NAV per share of the Fund.

                                                                         Page 49


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2023 (UNAUDITED)

The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

The Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an
Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2024.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there was the following subsequent event:

On May 23, 2023, the Advisor's Pricing Committee approved changes to the
Advisor's Valuation Procedures for the First Trust Funds, including clarifications to certain pricing methodologies. These changes will be reflected in future reports' Notes to Financial Statements.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2023 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

                                                                         Page 51


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2023 (UNAUDITED)

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight
Financing Rate ("SOFR") will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2023 (UNAUDITED)

costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February
2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia,
Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the
U.S. has resumed "reasonably" normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a Fund's portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a
Fund's shares and result in increased market volatility. During any such events, a Fund's shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a Fund's shares may widen.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

PREFERRED SECURITIES RISK. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company's capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date.
Preferred securities may also be substantially less liquid than other securities, including common stock.

VALUATION RISK. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions
(sometimes referred to as odd lots). However, third-party pricing services

                                                                         Page 53

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2023 (UNAUDITED)

generally provide evaluations on the basis of institutionally-sized round lots.
If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.

            NOT FDIC INSURED   NOT BANK GUARANTEED   MAY LOSE VALUE

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund and each other fund in the First Trust Fund
Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First
Trust Funds has appointed First Trust Advisors L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First
Trust Liquidity Committee (the "Liquidity Committee").

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity
Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

At the April 17, 2023 meeting of the Board of Trustees, as required by Rule
22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 17, 2022 through the Liquidity Committee's annual meeting held on March 23, 2023 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted any highly liquid investment minimum.

As stated in the written report, during the review period, two funds breached the 15% limitation on illiquid investments for one day each, as a result of an unscheduled week-long closure of the stock exchange in Istanbul following devastating earthquakes in February, causing all Turkish equities to be re-classified as "illiquid" for one day. Each fund filed a Form N-RN on the day after the breach occurred, and one day later after the breach was cured. No fund with a highly liquid investment minimum breached that minimum during the reporting period. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

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FIRST TRUST

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606


[BLANK BACK COVER]


First Trust Exchange-Traded Fund IV
First Trust SSI Strategic Convertible Securities ETF (FCVT)

Semi-Annual Report
For the Six Months Ended
April 30, 2023

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Semi-Annual Report
April 30, 2023
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or SSI Investment Management LLC (“SSI” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the “Trust”) described in this report (First Trust SSI Strategic Convertible Securities ETF; hereinafter referred to as the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of a relevant market benchmark.
It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust SSI Strategic Convertible Securities ETF (FCVT)
Semi-Annual Letter from the Chairman and CEO
April 30, 2023
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust SSI Strategic Convertible Securities ETF (the “Fund”), which contains detailed information about the Fund for the six months ended April 30, 2023.
It pleases me to write that on May 5, 2023, the World Health Organization officially declared that the coronavirus (“COVID-19”) pandemic no longer qualified as a global health emergency. While the virus officially no longer poses an immediate threat, its full impact on the world economy remains to be seen, in my opinion. Recall, if you will, those early days of the pandemic; companies sent workers home, consumers were afraid or unwilling to leave their homes, supply chains dried up, and grocery shelves were left bare. Hoping to provide relief to their constituents and to bolster economic activity, governments across the globe funneled trillions of dollars in stimulus directly into the hands of their citizens. Unfortunately, economist Milton Friedman’s age-old economic adage “there’s no such thing as a free lunch” still holds. As a result of the U.S. government stimulus, gross domestic product rebounded quickly, but so did inflation.
As many investors are aware, the Federal Reserve (the “Fed”) has been locked in a battle with stubbornly high inflation for several years now. Inflation, as measured by the trailing 12-month rate of change in the Consumer Price Index (“CPI”), surged from 1.4% on December 31, 2020, to 9.1% as of June 30, 2022. Since then, the trailing rate on the CPI has come down, but remains elevated. On April 30, 2023, the CPI stood at 4.9%, well above the Fed’s goal of 2.0%. Surging prices have not been restricted to the U.S. Headline inflation rates in each of the countries that make up the so-called Group of Ten (G-10) stand above the targets set by their central banks, according to data from Bloomberg.
From the Fed’s perspective, monetary policy is the most efficient means to combat rising prices. From December 31, 2020 through May 3, 2023, the Fed increased the Federal Funds target rate (upper bound) a total of ten times, raising the rate from 0.25% to 5.25%. As mentioned, tighter monetary policy resulted in a decrease in the CPI, but there have been casualties in the Fed’s battle with rising prices. The most recent banking turmoil is one example. Another is the spike in mortgage rates. According to Bankrate, the national average for a 30-year mortgage stood at just 2.87% on December 31, 2020. As of May 1, 2023, the average 30-year mortgage rate had surged to 6.88%. Not all the news is negative, however. Driven by a strong U.S. labor market, consumer spending remained robust in April 2023. Notably, American corporations added 253,000 jobs during the month, and the unemployment rate stood at a 53-year low. Bob Carey, Chief Market Strategist at First Trust, recently summed up the current situation, noting that “we’re not out of the woods yet.” That said, even the most difficult situations don’t last forever. In my opinion, like the COVID-19 pandemic, inflation, and the tighter monetary policy it ushered in, will pass with time.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
The First Trust SSI Strategic Convertible Securities ETF (the “Fund”) is an actively managed exchange-traded fund that seeks total return by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in a portfolio of U.S. and non-U.S. convertible securities. The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC under the ticker symbol “FCVT.”
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 4/30/23	1 Year Ended 4/30/23	5 Years Ended 4/30/23	Inception (11/3/15) to 4/30/23	5 Years Ended 4/30/23	Inception (11/3/15) to 4/30/23
Fund Performance
NAV	-1.42%	-9.40%	7.86%	8.02%	45.96%	78.13%
Market Price	-1.45%	-9.58%	7.68%	7.96%	44.75%	77.42%
Index Performance
ICE BofA All US Convertible Index	0.65%	-5.37%	9.31%	9.16%	56.06%	92.72%
Total returns for the period since inception are calculated from the inception date of the Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future performance.

Fund Performance Overview (Unaudited) (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT) (Continued)
Sector Allocation	% of Total Investments
Information Technology	24.3%
Health Care	21.1
Consumer Discretionary	12.0
Industrials	9.7
Communication Services	9.5
Financials	8.2
Energy	5.0
Utilities	3.9
Real Estate	2.4
Materials	2.3
Consumer Staples	1.6
Total	100.0%
Top Ten Holdings	% of Total Investments
DexCom, Inc., 11/15/25	3.5%
Palo Alto Networks, Inc., 6/1/25	3.0
Snap, Inc., 3/1/28	2.2
Wells Fargo & Co., Series L	2.1
Sarepta Therapeutics, Inc., 9/15/27	1.8
Etsy, Inc., 9/1/27	1.8
2020 Cash Mandatory Exchangeable Trust, 6/1/23	1.6
ON Semiconductor Corp., 3/1/29	1.6
NextEra Energy, Inc., 9/1/25	1.6
Splunk, Inc., 9/15/25	1.5
Total	20.7%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Portfolio Management
First Trust SSI Strategic Convertible Securities ETF (FCVT)
Semi-Annual Report
April 30, 2023 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) serves as the investment advisor to the First Trust SSI Strategic Convertible Securities ETF (the “Fund”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Sub-Advisor
SSI Investment Management LLC
SSI Investment Management LLC (“SSI” or the “Sub-Advisor”) is the sub-advisor to the Fund and is a registered investment advisor based in Los Angeles, California. SSI is an innovative investment management firm specializing in alternative investment solutions utilizing convertible assets, equity securities and hedging strategies.
Portfolio Management Team
George M. Douglas – CFA, Principal and Chief Investment Officer of SSI
Ravi Malik – CFA, Principal and Portfolio Manager of SSI
Michael J. Opre – CFA, Portfolio Manager of SSI
Florian Eitner – CFA, Portfolio Manager of SSI
Stephen R. Wachtel – CFA, Portfolio Manager of SSI
The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. Each portfolio manager has served as part of the portfolio management team of the Fund since 2015, except for Mr. Wachtel, who has served as part of the Fund’s portfolio management team since 2020.

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Understanding Your Fund Expenses
April 30, 2023 (Unaudited)
As a shareholder of the First Trust SSI Strategic Convertible Securities ETF (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2023.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
Actual	$1,000.00	$985.80	0.95%	$4.68
Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	0.95%	$4.76

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (November 1, 2022 through April 30, 2023), multiplied by 181/365 (to reflect the six-month period).

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS – 87.6%
	Aerospace & Defense – 1.4%
$789,000	Axon Enterprise, Inc. (a)	0.50%	12/15/27	$891,570
560,000	Parsons Corp.	0.25%	08/15/25	608,160
				1,499,730
	Air Freight & Logistics – 1.1%
437,000	Air Transport Services Group, Inc.	1.13%	10/15/24	418,515
730,000	ZTO Express Cayman, Inc. (a)	1.50%	09/01/27	766,500
				1,185,015
	Automobiles – 0.7%
700,000	Ford Motor Co.	(b)	03/15/26	686,350
	Banks – 1.6%
480,000	Barclays Bank PLC	(b)	02/04/25	753,756
173,000	BofA Finance LLC	0.60%	05/25/27	199,363
593,000	JPMorgan Chase Financial Co. LLC	0.50%	06/15/27	721,385
				1,674,504
	Biotechnology – 7.9%
545,000	Alnylam Pharmaceuticals, Inc. (a)	1.00%	09/15/27	543,529
678,000	Ascendis Pharma A/S	2.25%	04/01/28	565,283
1,120,000	BioMarin Pharmaceutical, Inc.	0.60%	08/01/24	1,156,179
565,000	Cytokinetics, Inc. (a)	3.50%	07/01/27	569,238
577,000	Exact Sciences Corp. (a)	2.00%	03/01/30	623,448
1,220,000	Halozyme Therapeutics, Inc. (a)	1.00%	08/15/28	1,071,312
745,000	Insmed, Inc.	0.75%	06/01/28	618,395
660,000	Ionis Pharmaceuticals, Inc.	(b)	04/01/26	606,375
427,000	Neurocrine Biosciences, Inc.	2.25%	05/15/24	575,596
1,667,000	Sarepta Therapeutics, Inc. (a)	1.25%	09/15/27	1,883,719
				8,213,074
	Broadline Retail – 2.5%
2,100,000	Etsy, Inc.	0.13%	09/01/27	1,851,820
245,000	MercadoLibre, Inc.	2.00%	08/15/28	719,198
				2,571,018
	Capital Markets – 1.7%
925,000	Morgan Stanley Finance LLC	1.00%	11/23/27	936,318
780,000	Morgan Stanley Finance LLC	0.13%	02/07/28	831,355
				1,767,673
	Consumer Finance – 1.2%
817,000	LendingTree, Inc.	0.50%	07/15/25	613,976
810,000	SoFi Technologies, Inc. (a)	(b)	10/15/26	581,985
				1,195,961
	Consumer Staples Distribution & Retail – 0.5%
554,000	Chefs’ (The) Warehouse, Inc. (a)	2.38%	12/15/28	560,232
	Diversified Consumer Services – 0.5%
525,000	Stride, Inc.	1.13%	09/01/27	551,247
	Electric Utilities – 0.6%
570,000	Duke Energy Corp. (a)	4.13%	04/15/26	582,825
	Electrical Equipment – 0.7%
670,000	Array Technologies, Inc.	1.00%	12/01/28	704,170

See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS (Continued)
	Electronic Equipment, Instruments & Components – 0.4%
$550,000	Itron, Inc.	(b)	03/15/26	$463,375
	Energy Equipment & Services – 1.7%
578,000	Helix Energy Solutions Group, Inc.	6.75%	02/15/26	762,636
705,000	Transocean, Inc.	4.00%	12/15/25	1,001,918
				1,764,554
	Entertainment – 2.4%
580,000	IMAX Corp.	0.50%	04/01/26	583,834
930,000	Liberty Media Corp.-Liberty Formula One (a)	2.25%	08/15/27	989,985
770,000	Sea Ltd.	2.38%	12/01/25	883,190
				2,457,009
	Food Products – 0.6%
635,000	Post Holdings, Inc. (a)	2.50%	08/15/27	668,211
	Ground Transportation – 1.3%
1,550,000	Uber Technologies, Inc.	(b)	12/15/25	1,355,867
	Health Care Equipment & Supplies – 7.7%
819,000	CONMED Corp. (a)	2.25%	06/15/27	889,844
3,235,000	DexCom, Inc.	0.25%	11/15/25	3,546,298
745,000	Haemonetics Corp.	(b)	03/01/26	638,389
731,000	Insulet Corp.	0.38%	09/01/26	1,094,672
720,000	Integer Holdings Corp. (a)	2.13%	02/15/28	820,800
728,000	Lantheus Holdings, Inc. (a)	2.63%	12/15/27	967,914
				7,957,917
	Health Care Technology – 0.7%
603,000	Evolent Health, Inc.	1.50%	10/15/25	773,216
	Hotel & Resort REITs – 1.3%
890,000	Pebblebrook Hotel Trust	1.75%	12/15/26	769,638
745,000	Summit Hotel Properties, Inc.	1.50%	02/15/26	626,169
				1,395,807
	Hotels, Restaurants & Leisure – 6.5%
664,000	Airbnb, Inc.	(b)	03/15/26	580,668
775,000	Booking Holdings, Inc.	0.75%	05/01/25	1,159,006
630,000	Cheesecake (The) Factory, Inc.	0.38%	06/15/26	527,625
793,000	DraftKings Holdings, Inc.	(b)	03/15/28	575,718
880,000	H World Group Ltd.	3.00%	05/01/26	1,137,400
540,000	Marriott Vacations Worldwide Corp.	(b)	01/15/26	525,150
804,000	Royal Caribbean Cruises Ltd. (a)	6.00%	08/15/25	1,230,522
1,075,000	Vail Resorts, Inc.	(b)	01/01/26	977,578
				6,713,667
	Interactive Media & Services – 4.0%
1,665,000	Liberty TripAdvisor Holdings, Inc. (a)	0.50%	06/30/51	1,298,700
682,000	Match Group Financeco 3, Inc. (a)	2.00%	01/15/30	583,579
3,270,000	Snap, Inc. (a)	0.13%	03/01/28	2,264,475
				4,146,754
	IT Services – 1.8%
1,100,000	DigitalOcean Holdings, Inc.	(b)	12/01/26	865,296
225,000	MongoDB, Inc.	0.25%	01/15/26	296,966
See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS (Continued)
	IT Services (Continued)
$845,000	Perficient, Inc.	0.13%	11/15/26	$669,292
				1,831,554
	Machinery – 0.8%
355,000	Chart Industries, Inc.	1.00%	11/15/24	828,748
	Media – 1.4%
1,155,000	Cable One, Inc.	1.13%	03/15/28	891,082
530,000	Liberty Broadband Corp. (a)	3.13%	03/31/53	526,290
				1,417,372
	Metals & Mining – 2.3%
265,000	ATI, Inc.	3.50%	06/15/25	673,895
1,000,000	Glencore Funding LLC, Series GLEN (c)	(b)	03/27/25	1,084,530
738,000	MP Materials Corp. (a)	0.25%	04/01/26	630,983
				2,389,408
	Oil, Gas & Consumable Fuels – 3.2%
264,000	EQT Corp.	1.75%	05/01/26	631,208
1,145,000	Northern Oil and Gas, Inc. (a)	3.63%	04/15/29	1,297,588
167,000	Permian Resources Operating LLC	3.25%	04/01/28	308,616
477,000	Pioneer Natural Resources Co.	0.25%	05/15/25	1,088,752
				3,326,164
	Passenger Airlines – 1.1%
1,050,000	Southwest Airlines Co.	1.25%	05/01/25	1,127,963
	Personal Care Products – 0.4%
470,000	Beauty Health Co. (The) (a)	1.25%	10/01/26	386,575
	Pharmaceuticals – 2.9%
1,339,000	Jazz Investments I Ltd.	2.00%	06/15/26	1,461,184
565,000	Pacira BioSciences, Inc.	0.75%	08/01/25	534,631
847,000	Revance Therapeutics, Inc.	1.75%	02/15/27	1,033,340
				3,029,155
	Professional Services – 3.1%
1,288,000	Block, Inc.	0.13%	03/01/25	1,206,212
277,000	KBR, Inc.	2.50%	11/01/23	620,757
1,225,000	Shift4 Payments, Inc.	(b)	12/15/25	1,341,987
				3,168,956
	Real Estate Management & Development – 1.0%
979,000	Zillow Group, Inc.	2.75%	05/15/25	998,580
	Semiconductors & Semiconductor Equipment – 5.9%
916,000	Enphase Energy, Inc.	(b)	03/01/28	861,790
475,000	Impinj, Inc.	1.13%	05/15/27	513,732
645,000	MACOM Technology Solutions Holdings, Inc.	0.25%	03/15/26	622,410
1,060,000	Microchip Technology, Inc.	0.13%	11/15/24	1,128,237
1,710,000	ON Semiconductor Corp. (a)	0.50%	03/01/29	1,655,440
255,000	Silicon Laboratories, Inc.	0.63%	06/15/25	306,979
345,000	SolarEdge Technologies, Inc.	(b)	09/15/25	429,698
816,000	Wolfspeed, Inc. (a)	1.88%	12/01/29	606,696
				6,124,982

See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS (Continued)
	Software – 15.7%
$655,000	Alteryx, Inc.	1.00%	08/01/26	$548,153
1,015,000	Bentley Systems, Inc.	0.13%	01/15/26	959,930
1,078,000	Bill.com Holdings, Inc.	(b)	12/01/25	989,604
643,000	Box, Inc.	(b)	01/15/26	751,345
838,000	Confluent, Inc.	(b)	01/15/27	667,760
985,000	CyberArk Software Ltd.	(b)	11/15/24	1,028,426
765,000	Datadog, Inc.	0.13%	06/15/25	800,955
915,000	Dropbox, Inc.	(b)	03/01/28	785,527
729,000	Envestnet, Inc. (a)	2.63%	12/01/27	798,984
441,000	HubSpot, Inc.	0.38%	06/01/25	685,976
733,000	PagerDuty, Inc.	1.25%	07/01/25	778,638
1,625,000	Palo Alto Networks, Inc.	0.38%	06/01/25	3,009,500
1,575,000	Splunk, Inc.	1.13%	09/15/25	1,489,950
500,000	Tyler Technologies, Inc.	0.25%	03/15/26	504,373
895,000	Verint Systems, Inc.	0.25%	04/15/26	795,991
723,000	Workiva, Inc.	1.13%	08/15/26	958,454
750,000	Zscaler, Inc.	0.13%	07/01/25	728,250
				16,281,816
	Specialty Retail – 1.0%
880,000	Burlington Stores, Inc.	2.25%	04/15/25	995,500
	Total Convertible Corporate Bonds			90,794,949
	(Cost $88,987,735)
Shares	Description	Stated Rate	Stated Maturity	Value
CONVERTIBLE PREFERRED SECURITIES – 10.6%
	Auto Components – 0.6%
5,975	Aptiv PLC, Series A	5.50%	06/15/23	676,310
	Banks – 2.7%
490	Bank of America Corp., Series L	7.25%	(d)	580,126
1,865	Wells Fargo & Co., Series L	7.50%	(d)	2,178,376
				2,758,502
	Capital Markets – 1.0%
15,715	KKR & Co., Inc., Series C	6.00%	09/15/23	1,003,717
	Electric Utilities – 2.9%
7,875	American Electric Power Co., Inc.	6.13%	08/15/23	400,365
34,035	NextEra Energy, Inc.	6.93%	09/01/25	1,611,217
6,950	PG&E Corp.	5.50%	08/16/23	1,041,735
				3,053,317
	Health Care Equipment & Supplies – 1.4%
14,915	Becton Dickinson & Co., Series B	6.00%	06/01/23	754,103
5,855	Boston Scientific Corp., Series A	5.50%	06/01/23	736,149
				1,490,252
	Independent Power & Renewable Electricity Producers – 0.4%
4,155	AES (The) Corp.	6.88%	02/15/24	373,992
See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
CONVERTIBLE PREFERRED SECURITIES (Continued)
	Wireless Telecommunication Services – 1.6%
1,435	2020 Cash Mandatory Exchangeable Trust (a)	5.25%	06/01/23	$1,674,731
	Total Convertible Preferred Securities			11,030,821
	(Cost $10,690,233)
	Total Investments – 98.2%			101,825,770
	(Cost $99,677,968)
Net Other Assets and Liabilities – 1.8%	1,883,281
Net Assets – 100.0%	$103,709,051

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2023, securities noted as such amounted to $25,365,675 or 24.5% of net assets.
(b)	Zero coupon security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Perpetual maturity.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 4/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Convertible Corporate Bonds*	$ 90,794,949	$ —	$ 90,794,949	$ —
Convertible Preferred Securities:
Wireless Telecommunication Services	1,674,731	—	1,674,731	—
Other Industry Categories*	9,356,090	9,356,090	—	—
Total Investments	$ 101,825,770	$ 9,356,090	$ 92,469,680	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Statement of Assets and Liabilities
April 30, 2023 (Unaudited)
ASSETS:
Investments, at value (Cost $99,677,968)	$ 101,825,770
Cash	463,619
Receivables:
Investment securities sold	1,996,803
Interest	232,008
Total Assets	104,518,200
LIABILITIES:
Payables:
Investment securities purchased	720,185
Investment advisory fees	88,964
Total Liabilities	809,149
NET ASSETS	$103,709,051
NET ASSETS consist of:
Paid-in capital	$ 130,781,324
Par value	33,000
Accumulated distributable earnings (loss)	(27,105,273)
NET ASSETS	$103,709,051
NET ASSET VALUE, per share	$31.43
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	3,300,002
See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Statement of Operations
For the Six Months Ended April 30, 2023 (Unaudited)
INVESTMENT INCOME:
Dividends	$ 421,189
Interest	(975,849)
Total investment income	(554,660)
EXPENSES:
Investment advisory fees	637,996
Total expenses	637,996
NET INVESTMENT INCOME (LOSS)	(1,192,656)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(3,298,284)
In-kind redemptions	(312,823)
Foreign currency transactions	18,032
Net realized gain (loss)	(3,593,075)
Net change in unrealized appreciation (depreciation) on:
Investments	3,395,650
Foreign currency translation	114
Net change in unrealized appreciation (depreciation)	3,395,764
NET REALIZED AND UNREALIZED GAIN (LOSS)	(197,311)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,389,967)

See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Statements of Changes in Net Assets
	Six Months Ended 4/30/2023 (Unaudited)	Year Ended 10/31/2022
OPERATIONS:
Net investment income (loss)	$ (1,192,656)	$ (7,119,395)
Net realized gain (loss)	(3,593,075)	16,463,008
Net change in unrealized appreciation (depreciation)	3,395,764	(67,343,746)
Net increase (decrease) in net assets resulting from operations	(1,389,967)	(58,000,133)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(1,046,250)	(51,468,060)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	141,338,091
Cost of shares redeemed	(67,308,748)	(163,876,174)
Net increase (decrease) in net assets resulting from shareholder transactions	(67,308,748)	(22,538,083)
Total increase (decrease) in net assets	(69,744,965)	(132,006,276)
NET ASSETS:
Beginning of period	173,454,016	305,460,292
End of period	$103,709,051	$173,454,016
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	5,400,002	5,850,002
Shares sold	—	3,500,000
Shares redeemed	(2,100,000)	(3,950,000)
Shares outstanding, end of period	3,300,002	5,400,002
See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Financial Highlights
For a share outstanding throughout each period
	Six Months Ended 4/30/2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 32.12	$ 52.22	$ 40.14	$ 31.57	$ 28.72	$ 29.01
Income from investment operations:
Net investment income (loss)	(0.28) (a)	(1.39)	(1.33)	(0.55)	(0.24)	(0.09)
Net realized and unrealized gain (loss)	(0.16)	(8.63)	14.42	9.65	3.58	0.52
Total from investment operations	(0.44)	(10.02)	13.09	9.10	3.34	0.43
Distributions paid to shareholders from:
Net investment income	(0.25)	(1.39)	(0.62)	(0.53)	(0.49)	(0.67)
Net realized gain	—	(8.69)	(0.39)	—	—	(0.05)
Total distributions	(0.25)	(10.08)	(1.01)	(0.53)	(0.49)	(0.72)
Net asset value, end of period	$31.43	$32.12	$52.22	$40.14	$31.57	$28.72
Total return (b)	(1.42)%	(22.76)%	32.74%	29.10%	11.72%	1.46%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 103,709	$ 173,454	$ 305,460	$ 236,802	$ 194,158	$ 202,467
Ratio of total expenses to average net assets	0.95% (c)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets	(1.78)% (c)	(3.44)%	(2.60)%	(1.36)%	(0.63)%	(2.16)%
Portfolio turnover rate (d)	40%	94%	135%	119%	64%	71%

(a)	Based on average shares outstanding.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2023 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund IV (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of fourteen funds that are offering shares. This report covers the First Trust SSI Strategic Convertible Securities ETF (the “Fund”), a diversified series of the Trust, which trades under the ticker “FCVT” on The Nasdaq Stock Market LLC (“Nasdaq”). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to seek total return. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of U.S. and non-U.S. convertible securities. There can be no assurances that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Convertible preferred stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Convertible corporate bonds, notes and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.
Securities traded in an over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their last trade price.

Notes to Financial Statements (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2023 (Unaudited)
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities.
Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:
1)	the most recent price provided by the Pricing Service Provider(s);
2)	the fundamental business data relating to the issuer;
3)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
4)	the type, size and cost of the security;
5)	the financial statements of the issuer;
6)	the credit quality and cash flow of the issuer, based on the sub-advisor’s or external analysis;
7)	the information as to any transactions in or offers for the security;
8)	the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
9)	the coupon payments;
10)	the quality, value and salability of collateral, if any, securing the security;
11)	the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s management;
12)	the prospects for the issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry; and
13)	other relevant factors.
Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:
1)	the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
2)	the type of security;
3)	the size of the holding;
4)	the initial cost of the security;
5)	transactions in comparable securities;
6)	price quotes from dealers and/or third-party pricing services;
7)	relationships among various securities;
8)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

Notes to Financial Statements (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2023 (Unaudited)
9)	an analysis of the issuer’s financial statements;
10)	the existence of merger proposals or tender offers that might affect the value of the security; and
11)	other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2023, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
The Fund invests in convertible securities that are acquired at a price significantly above the principal value. Consequently, the amortization of premium may exceed the interest income earned on the securities.
C. Foreign Currency
The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are shown in “Net realized gain (loss) on foreign currency transactions” on the Statement of Operations. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statement of Operations.
D. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent

Notes to Financial Statements (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2023 (Unaudited)
differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2022, was as follows:
Distributions paid from:
Ordinary income	$18,082,403
Capital gains	33,385,657
Return of capital	—
As of October 31, 2022, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$314,378
Accumulated capital and other gain (loss)	(18,296,727)
Net unrealized appreciation (depreciation)	(6,686,707)
E. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2022, for federal income tax purposes, the Fund had $18,296,727 of capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2022, the Fund had no net ordinary losses.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2019, 2020, 2021, and 2022 remain open to federal and state audit. As of April 30, 2023, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
As of April 30, 2023, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$99,677,968	$6,738,113	$(4,590,311)	$2,147,802
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities

Notes to Financial Statements (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2023 (Unaudited)
in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
The Fund and First Trust have retained SSI Investment Management LLC (“SSI” or the “Sub-Advisor”) to serve as its investment sub-advisor. In this capacity, SSI is responsible for the selection and on-going monitoring of the securities in the Fund’s investment portfolio. Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust will supervise SSI and its management of the investment of the Fund’s assets and will pay SSI for its services as the Fund’s sub-advisor. SSI receives a sub-advisory fee from First Trust equal to 50% of any remaining monthly investment management fee paid to First Trust after the average Fund expenses accrued during the most recent twelve months are subtracted from the investment management fee in a given month. During any period in which the Advisor’s management fee is reduced in accordance with the breakpoints described below, the investment sub-advisory fee (which is based on the Advisor’s management fee) paid to SSI will be reduced to reflect the reduction in the Advisor’s management fee.
First Trust will also be responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. Effective November 1, 2022, the annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the schedule below:
Breakpoints
Fund net assets up to and including $2.5 billion	0.95000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.92625%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.90250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.87875%
Fund net assets greater than $10 billion	0.85500%
Prior to November 1, 2022, the Fund paid First Trust an annual unitary management fee equal to 0.95% of its average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended April 30, 2023, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $52,306,510 and $114,568,365, respectively.
For the six months ended April 30, 2023, the cost of in-kind purchases and proceeds from in-kind sales were $0 and $3,206,745, respectively.

Notes to Financial Statements (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2023 (Unaudited)
5. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as “Creation Units.” Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation (“NSCC”) the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2024.
7. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there was the following subsequent event:
On May 23, 2023, the Advisor’s Pricing Committee approved changes to the Advisor’s Valuation Procedures for the First Trust Funds, including clarifications to certain pricing methodologies. These changes will be reflected in future reports’ Notes to Financial Statements.

Additional Information
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2023 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified

Additional Information (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2023 (Unaudited)
by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

Additional Information (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2023 (Unaudited)
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities

Additional Information (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2023 (Unaudited)
have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.  The Board of Trustees of the First Trust Funds has appointed First Trust Advisors L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee (the “Liquidity Committee”).
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments.  The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the April 17, 2023 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 17, 2022 through the Liquidity Committee’s annual meeting held on March 23, 2023 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted any highly liquid investment minimum.
As stated in the written report, during the review period, two funds breached the 15% limitation on illiquid investments for one day each, as a result of an unscheduled week-long closure of the stock exchange in Istanbul following devastating earthquakes in February, causing all Turkish equities to be re-classified as “illiquid” for one day.  Each fund filed a Form N-RN on the day after the breach occurred, and one day later after the breach was cured. No fund with a highly liquid investment minimum breached that minimum during the reporting period. The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
SSI Investment Management LLC
2121 Avenue of the Stars, Suite 2050
Los Angeles, CA 90067
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

FIRST TRUST

First Trust Exchange-Traded Fund IV

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First Trust Long Duration Opportunities ETF (LGOV)

----------------------------
     Semi-Annual Report
     For the Six Months
           Ended
       April 30, 2023
----------------------------


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               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2023

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust Long Duration Opportunities ETF; hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the
Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


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SHAREHOLDER LETTER
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2023

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the First
Trust Long Duration Opportunities ETF (the "Fund"), which contains detailed information about the Fund for the six months ended April 30, 2023.

It pleases me to write that on May 5, 2023, the World Health Organization officially declared that the coronavirus ("COVID-19") pandemic no longer qualified as a global health emergency. While the virus officially no longer poses an immediate threat, its full impact on the world economy remains to be seen, in my opinion. Recall, if you will, those early days of the pandemic;
companies sent workers home, consumers were afraid or unwilling to leave their homes, supply chains dried up, and grocery shelves were left bare. Hoping to provide relief to their constituents and to bolster economic activity, governments across the globe funneled trillions of dollars in stimulus directly into the hands of their citizens. Unfortunately, economist Milton Friedman's age-old economic adage "there's no such thing as a free lunch" still holds. As a result of the U.S. government stimulus, gross domestic product rebounded quickly, but so did inflation.

As many investors are aware, the Federal Reserve (the "Fed") has been locked in a battle with stubbornly high inflation for several years now. Inflation, as measured by the trailing 12-month rate of change in the Consumer Price Index
("CPI"), surged from 1.4% on December 31, 2020, to 9.1% as of June 30, 2022.
Since then, the trailing rate on the CPI has come down, but remains elevated. On
April 30, 2023, the CPI stood at 4.9%, well above the Fed's goal of 2.0%.
Surging prices have not been restricted to the U.S. Headline inflation rates in each of the countries that make up the so-called Group of Ten (G-10) stand above the targets set by their central banks, according to data from Bloomberg.

From the Fed's perspective, monetary policy is the most efficient means to combat rising prices. From December 31, 2020 through May 3, 2023, the Fed increased the Federal Funds target rate (upper bound) a total of ten times, raising the rate from 0.25% to 5.25%. As mentioned, tighter monetary policy resulted in a decrease in the CPI, but there have been casualties in the Fed's battle with rising prices. The most recent banking turmoil is one example.
Another is the spike in mortgage rates. According to Bankrate, the national average for a 30-year mortgage stood at just 2.87% on December 31, 2020. As of
May 1, 2023, the average 30-year mortgage rate had surged to 6.88%. Not all the news is negative, however. Driven by a strong U.S. labor market, consumer spending remained robust in April 2023. Notably, American corporations added
253,000 jobs during the month, and the unemployment rate stood at a 53-year low.
Bob Carey, Chief Market Strategist at First Trust, recently summed up the current situation, noting that "we're not out of the woods yet." That said, even the most difficult situations don't last forever. In my opinion, like the
COVID-19 pandemic, inflation, and the tighter monetary policy it ushered in, will pass with time.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

The First Trust Long Duration Opportunities ETF's (the "Fund") primary investment objective is to generate current income with a focus on preservation of capital. Under normal market conditions, the Fund will invest at least 80% of its net assets (including investment borrowings) in a portfolio of investment-grade debt securities issued or guaranteed by the U.S. government, its agencies or government-sponsored entities, including publicly-issued U.S.
Treasury securities and mortgage-related securities. The Fund may also invest in exchange-traded funds ("ETFs") that principally invest in such securities. The
Fund may purchase mortgage-related securities in "to-be-announced" transactions
("TBA Transactions"), including mortgage dollar rolls.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           AVERAGE ANNUAL            CUMULATIVE
                                                                                            TOTAL RETURNS           TOTAL RETURNS
                                                     6 Months Ended     1 Year Ended     Inception (1/22/19)     Inception (1/22/19)
                                                        4/30/23           4/30/23            to 4/30/23              to 4/30/23
FUND PERFORMANCE
NAV                                                      8.20%             -4.39%               0.75%                   3.22%
Market Price                                             8.06%             -4.24%               0.72%                   3.09%

INDEX PERFORMANCE
ICE BofA 5+ Year US Treasury Index                       9.06%             -3.50%               0.19%                   0.82%
------------------------------------------------------------------------------------------------------------------------------------


Total returns for the periods since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the period indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Since shares of the
Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the
Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

---------------------------------------------------------------
                                                  % OF NET
FUND ALLOCATION                                    ASSETS
---------------------------------------------------------------
U.S. Government Agency Mortgage-Backed
   Securities                                       53.9%
U.S. Government Bonds and Notes                     13.5
U.S. Government Agency Securities                    5.3
U.S. Treasury Bills                                 34.8
Money Market Funds                                   2.5
Call Options Purchased                               0.1
Put Options Purchased                                0.0*
Call Options Written                                (0.0)*
Put Options Written                                 (0.0)*
Net Other Assets and Liabilities(1)                (10.1)
                                                  -------
   Total                                           100.0%
                                                  =======

* Amount is less than 0.1%.

---------------------------------------------------------------
                                              % OF TOTAL LONG
                                                FIXED-INCOME
                                             INVESTMENTS, CASH
CREDIT QUALITY(2)                            & CASH EQUIVALENTS
---------------------------------------------------------------
Government and Agency                               97.7%
Cash & Cash Equivalents                              2.3
                                                  -------
   Total                                           100.0%
                                                  =======

---------------------------------------------------------------
                                               % OF LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS(3)
---------------------------------------------------------------
U.S. Treasury Bond, 3.88%, 02/15/43                  5.9%
Federal Home Loan Mortgage Corporation
   Multifamily Structured Pass Through
   Certificates, Series 2018-K155, Class A3,
   3.75%, 04/25/33                                   5.2
Federal Home Loan Mortgage Corporation
   Multifamily Structured Pass Through
   Certificates, Series 2019-K1511, Class A3,
   3.54%, 03/25/34                                   4.5
Government National Mortgage Association,
   Series 2022-30, Class AL, 3.00%, 02/20/52         4.0
Tennessee Valley Authority, 5.25%, 09/15/39          3.2
Federal National Mortgage Association,
   Series 2018-84, Class ZM, 4.00%, 11/25/48         3.0
U.S. Treasury Bond, 4.00%, 11/15/42                  3.0
Federal National Mortgage Association, Pool
   TBA, 4.50%, 06/15/53                              2.9
Federal Home Loan Mortgage Corporation
   Multifamily Structured Pass Through
   Certificates, Series 2020-K1515, Class A2,
   1.94%, 02/25/35                                   2.9
Federal Home Loan Mortgage Corporation
   Multifamily Structured Pass Through
   Certificates, Series 2019-K1510, Class A3,
   3.79%, 01/25/34                                   2.8
                                                  -------
      Total                                         37.4%
                                                  =======

---------------------------------------------------------------
WEIGHTED AVERAGE EFFECTIVE NET DURATION
---------------------------------------------------------------
April 30, 2023                                  10.75 Years
High - February 28, 2023                        10.76 Years
Low - January 31, 2023                          10.36 Years

-----------------------------

(1)   Includes variation margin on futures.

(2)   The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization
      (NRSRO), of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1+ to C for short-term ratings. Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the
      Fund or its shares. U.S. Treasury and U.S. Agency mortgage-backed securities appear under "Government and Agency." Credit ratings are subject to change.

(3)   Percentages are based on the long positions only. Money market funds are excluded.

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)


             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  JANUARY 22, 2019 - APRIL 30, 2023

            First Trust Long Duration   ICE BofA 5+ Year
                Opportunities ETF       US Treasury Index
1/22/19              $10,000                 $10,000
4/30/19               10,425                  10,273
10/31/19              11,408                  11,321
4/30/20               12,436                  12,839
10/31/20              12,259                  12,536
4/30/21               11,760                  11,593
10/31/21              12,133                  11,951
4/30/22               10,797                  10,448
10/31/22               9,540                   9,245
4/30/23               10,322                  10,082


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

Performance in securitized product investment strategies can be impacted from the benefits of purchasing odd lot positions. The impact of these investments can be particularly meaningful when funds have limited assets under management and may not be a sustainable source of performance as a fund grows in size.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2023 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to First Trust Long Duration Opportunities ETF (the "Fund" or "LGOV").
First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio and certain other services necessary for the management of the portfolio.

                           PORTFOLIO MANAGEMENT TEAM

JAMES SNYDER - SENIOR VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER, FIRST
   TRUST GOVERNMENT & SECURITIZED PRODUCTS GROUP

JEREMIAH CHARLES - SENIOR VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER, FIRST
   TRUST GOVERNMENT & SECURITIZED PRODUCTS GROUP

The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. Each portfolio manager has served as part of the portfolio management team of the Fund since 2019.

                                                                          Page 5


FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2023 (UNAUDITED)

As a shareholder of First Trust Long Duration Opportunities ETF (the "Fund"),
you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2023.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


-------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING             ENDING         BASED ON THE        DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH         SIX-MONTH
                                                 NOVEMBER 1, 2022     APRIL 30, 2023      PERIOD (a)       PERIOD (a) (b)
-------------------------------------------------------------------------------------------------------------------------
FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
Actual                                              $1,000.00           $1,082.00            0.66%             $3.41
Hypothetical (5% return before expenses)            $1,000.00           $1,021.52            0.66%             $3.31


(a)   Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which the Fund invests.

(b)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (November 1,
      2022 through April 30, 2023), multiplied by 181/365 (to reflect the six-month period).


FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 53.9%
                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 11.4%
                  Federal Home Loan Mortgage Corporation
$      1,920,627     Series 2021-5179, Class GZ...................................      2.00%       01/25/52    $      1,130,216
                  Federal National Mortgage Association
         971,624     Series 2005-74, Class NZ.....................................      6.00%       09/25/35           1,094,142
       1,426,631     Series 2013-19, Class ZD.....................................      3.50%       03/25/43           1,285,409
       2,124,425     Series 2018-84, Class ZM.....................................      4.00%       11/25/48           2,067,037
                  Government National Mortgage Association
       1,292,000     Series 2010-61, Class KE.....................................      5.00%       05/16/40           1,340,798
       1,248,849     Series 2015-164, Class MZ....................................      3.00%       09/20/45           1,017,254
         374,800     Series 2015-168, Class GI, IO................................      5.50%       02/16/33              16,729
       3,510,000     Series 2022-30, Class AL.....................................      3.00%       02/20/52           2,699,262
                                                                                                                ----------------
                                                                                                                      10,650,847
                                                                                                                ----------------
                  COMMERCIAL MORTGAGE-BACKED SECURITIES -- 31.8%
                  Federal Home Loan Mortgage Corporation Multifamily Structured
                     Pass Through Certificates
       6,950,317     Series 2014-K036, Class X1, IO (a)...........................      0.82%       10/25/23              13,169
       1,620,000     Series 2018-K154, Class A3...................................      3.46%       11/25/32           1,525,988
         650,000     Series 2018-K155, Class A2...................................      3.75%       11/25/32             633,052
       3,687,000     Series 2018-K155, Class A3...................................      3.75%       04/25/33           3,556,168
       1,000,000     Series 2018-K156, Class A3...................................      3.70%       06/25/33             960,248
         570,000     Series 2018-K157, Class A3...................................      3.99%       08/25/33             557,284
         298,000     Series 2018-K159, Class A2...................................      3.95%       11/25/30             293,036
       1,500,000     Series 2018-K159, Class A3...................................      3.95%       11/25/33           1,461,425
       1,936,000     Series 2019-K095, Class XAM, IO (a)..........................      1.37%       06/25/29             126,138
       2,000,000     Series 2019-K1510, Class A3..................................      3.79%       01/25/34           1,928,967
       3,245,000     Series 2019-K1511, Class A3..................................      3.54%       03/25/34           3,036,534
      17,391,681     Series 2019-K1511, Class X1, IO (a)..........................      0.93%       03/25/34             984,807
         485,000     Series 2019-K1512, Class A3..................................      3.06%       04/25/34             431,616
       1,800,000     Series 2019-K1514, Class A2..................................      2.86%       10/25/34           1,569,354
       9,960,382     Series 2020-K111, Class XAM, IO (a)..........................      1.91%       05/25/30           1,045,540
       7,550,000     Series 2020-K120, Class XAM, IO (a)..........................      1.31%       10/25/30             559,056
       2,500,000     Series 2020-K1515, Class A2..................................      1.94%       02/25/35           1,946,765
       1,988,936     Series 2020-K1515, Class X1, IO (a)..........................      1.64%       02/25/35             235,542
       2,142,000     Series 2020-K1517, Class A2..................................      1.72%       07/25/35           1,630,936
       1,700,000     Series 2020-K1518, Class A2..................................      1.86%       10/25/35           1,301,555
       2,000,000     Series 2021-K1519, Class A2..................................      2.01%       12/25/35           1,553,139
         700,000     Series 2021-K1520, Class A2..................................      2.44%       02/25/36             567,270
       1,650,000     Series 2021-K1521, Class A2..................................      2.18%       08/25/36           1,287,046
       2,000,000     Series 2021-K1522, Class A2..................................      2.36%       10/25/36           1,595,172
                  Government National Mortgage Association
         883,907     Series 2020-159, Class Z (b).................................      2.50%       10/16/62             412,565
         488,314     Series 2020-197, Class Z (a).................................      2.25%       10/16/62             200,985
         211,536     Series 2021-4, Class Z (a)...................................      2.00%       09/16/62              75,731
         909,970     Series 2021-28, Class Z (a)..................................      2.00%       10/16/62             356,206
                                                                                                                ----------------
                                                                                                                      29,845,294
                                                                                                                ----------------
                  PASS-THROUGH SECURITIES -- 10.7%
                  Federal National Mortgage Association
       1,000,000     Pool TBA.....................................................      2.50%       05/15/53             865,957
       2,000,000     Pool TBA.....................................................      3.00%       05/15/53           1,792,806
       2,000,000     Pool TBA.....................................................      2.50%       06/15/53           1,734,414
       2,000,000     Pool TBA.....................................................      3.00%       06/15/53           1,798,750


                        See Notes to Financial Statements                 Page 7


FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal National Mortgage Association (Continued)
$      2,000,000     Pool TBA.....................................................      3.50%       06/15/53    $      1,860,312
       2,000,000     Pool TBA.....................................................      4.50%       06/15/53           1,956,172
                                                                                                                ----------------
                                                                                                                      10,008,411
                                                                                                                ----------------
                  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES.....................................        50,504,552
                  (Cost $52,183,713)                                                                            ----------------

U.S. GOVERNMENT BONDS AND NOTES -- 13.5%
       2,000,000  U.S. Treasury Bond..............................................      3.25%       05/15/42           1,852,578
       2,000,000  U.S. Treasury Bond..............................................      3.38%       08/15/42           1,884,063
       2,000,000  U.S. Treasury Bond..............................................      4.00%       11/15/42           2,060,625
       4,000,000  U.S. Treasury Bond..............................................      3.88%       02/15/43           4,043,438
       2,000,000  U.S. Treasury Bond..............................................      3.00%       02/15/48           1,746,875
       1,000,000  U.S. Treasury Bond..............................................      4.00%       11/15/52           1,062,030
                                                                                                                ----------------
                  TOTAL U.S. GOVERNMENT BONDS AND NOTES.......................................................        12,649,609
                  (Cost $12,463,436)                                                                            ----------------

U.S. GOVERNMENT AGENCY SECURITIES -- 5.3%
       1,000,000  Tennessee Valley Authority......................................      5.50%       06/15/38           1,099,173
       2,000,000  Tennessee Valley Authority......................................      5.25%       09/15/39           2,157,688
       2,000,000  Tennessee Valley Authority......................................      3.50%       12/15/42           1,710,410
                                                                                                                ----------------
                  TOTAL U.S. GOVERNMENT AGENCY SECURITIES.....................................................         4,967,271
                  (Cost $4,935,041)                                                                             ----------------

U.S. TREASURY BILLS -- 34.8%
       5,000,000  U.S. Treasury Bill..............................................      (c)         06/13/23           4,970,885
       6,000,000  U.S. Treasury Bill (d)..........................................      (c)         06/20/23           5,959,875
       2,000,000  U.S. Treasury Bill..............................................      (c)         07/13/23           1,980,001
       6,000,000  U.S. Treasury Bill..............................................      (c)         07/20/23           5,934,733
       5,000,000  U.S. Treasury Bill..............................................      (c)         07/27/23           4,940,308
       2,000,000  U.S. Treasury Bill..............................................      (c)         08/15/23           1,970,821
       7,000,000  U.S. Treasury Bill..............................................      (c)         08/22/23           6,890,771
                                                                                                                ----------------
                  TOTAL U.S. TREASURY BILLS...................................................................        32,647,394
                  (Cost $32,643,797)                                                                            ----------------



     SHARES                                               DESCRIPTION                                                VALUE
----------------  --------------------------------------------------------------------------------------------  ----------------
MONEY MARKET FUNDS -- 2.5%
       2,336,611  Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio -
                     Institutional Class - 4.71% (e)..........................................................         2,336,611
                  (Cost $2,336,611)                                                                             ----------------

                  TOTAL INVESTMENTS -- 110.0%.................................................................       103,105,437
                  (Cost $104,562,598)                                                                           ----------------



   NUMBER OF                                                            NOTIONAL      EXERCISE     EXPIRATION
   CONTRACTS                         DESCRIPTION                         AMOUNT        PRICE          DATE           VALUE
----------------  --------------------------------------------------  ------------  ------------  ------------  ----------------
PURCHASED OPTIONS -- 0.1%
CALL OPTIONS PURCHASED -- 0.1%
               5  U.S. Treasury Long Bond Futures Call..............  $    659,531    $  133.00     08/25/23              15,547
              10  CME 3-Month SOFR Futures Call.....................     2,378,875        94.50     09/15/23              17,875
              10  CME 3-Month SOFR Futures Call.....................     2,378,875        95.50     09/15/23               6,562
                                                                                                                ----------------
                  TOTAL CALL OPTIONS PURCHASED................................................................            39,984
                  (Cost $41,269)                                                                                ----------------


Page 8                  See Notes to Financial Statements


FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   NUMBER OF                                                            NOTIONAL      EXERCISE     EXPIRATION
   CONTRACTS                         DESCRIPTION                         AMOUNT        PRICE          DATE           VALUE
----------------  --------------------------------------------------  ------------  ------------  ------------  ----------------
PURCHASED OPTIONS (CONTINUED)
PUT OPTIONS PURCHASED -- 0.0%
              15  U.S. 5-Year Treasury Futures Put..................  $  1,646,133    $  108.75     05/26/23    $          4,687
              15  U.S. 5-Year Treasury Futures Put..................     1,655,039       110.00     08/25/23              19,688
              20  CME 3-Month SOFR Futures Put......................     4,777,500        93.94     12/15/23               2,500
              20  CME 3-Month SOFR Futures Put......................     4,777,500        94.94     12/15/23              10,750
                                                                                                                ----------------
                  TOTAL PUT OPTIONS PURCHASED.................................................................            37,625
                  (Cost $49,810)                                                                                ----------------

                  TOTAL PURCHASED OPTIONS.....................................................................            77,609
                  (Cost $91,079)                                                                                ----------------

WRITTEN OPTIONS -- (0.0)%
CALL OPTIONS WRITTEN -- (0.0)%
             (20) CME 3-Month SOFR Futures Call.....................    (4,757,750)       95.00     09/15/23             (19,750)
                  (Premiums received $21,697)                                                                   ----------------

PUT OPTIONS WRITTEN -- (0.0)%
             (40) CME 3-Month SOFR Futures Put......................    (9,555,000)       94.44     12/15/23             (10,000)
                  (Premiums received $16,393)                                                                   ----------------

                  TOTAL WRITTEN OPTIONS.......................................................................           (29,750)
                  (Premiums received $38,090)                                                                   ----------------

                  NET OTHER ASSETS AND LIABILITIES -- (10.1)%.................................................        (9,407,169)
                                                                                                                ----------------
                  NET ASSETS -- 100.0%........................................................................  $     93,746,127
                                                                                                                ================


FUTURES CONTRACTS AT APRIL 30, 2023 (See Note 2D - Futures Contracts in the
Notes to Financial Statements):


                                                                                                                   UNREALIZED
                                                                                                                  APPRECIATION
                                                                       NUMBER OF   EXPIRATION      NOTIONAL     (DEPRECIATION)/
                   FUTURES CONTRACTS                      POSITION     CONTRACTS      DATE          VALUE            VALUE
-------------------------------------------------------  -----------  -----------  -----------  --------------  ----------------
U.S. 2-Year Treasury Notes                                  Long           5        Jun-2023    $    1,030,820  $           (520)
U.S. Treasury Long Bond Futures                             Long          72        Jun-2023         9,479,250            36,216
Ultra U.S. Treasury Bond Futures                            Long          78        Jun-2023        11,029,688            13,849
                                                                                                --------------  ----------------
                                                                                                $   21,539,758  $         49,545
                                                                                                ==============  ================


(a)   Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment's underlying collateral. The interest rate resets periodically.

(b)   Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.

(c)   Zero coupon security.

(d)   All or a portion of this security is segregated as collateral for open futures and options contracts.

(e)   Rate shown reflects yield as of April 30, 2023.

IO    - Interest-Only Security - Principal amount shown represents par value on which interest payments are based.

SOFR  - Secured Overnight Financing Rate

TBA   - To-Be-Announced Security

                        See Notes to Financial Statements                 Page 9


FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                          ASSETS TABLE
                                                                                                  LEVEL 2            LEVEL 3
                                                             TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                                                           VALUE AT            QUOTED           OBSERVABLE        UNOBSERVABLE
                                                           4/30/2023           PRICES             INPUTS             INPUTS
                                                        ---------------    ---------------    ---------------    ---------------
U.S. Government Agency Mortgage-Backed Securities.....  $    50,504,552    $            --    $    50,504,552    $            --
U.S. Government Bonds and Notes.......................       12,649,609                 --         12,649,609                 --
U.S. Government Agency Securities.....................        4,967,271                 --          4,967,271                 --
U.S. Treasury Bills...................................       32,647,394                 --         32,647,394                 --
Money Market Funds....................................        2,336,611          2,336,611                 --                 --
                                                        ---------------    ---------------    ---------------    ---------------
Total Investments.....................................      103,105,437          2,336,611        100,768,826                 --
Call Options Purchased................................           39,984             39,984                 --                 --
Put Options Purchased.................................           37,625             37,625                 --                 --
Futures Contracts*....................................           50,065             50,065                 --                 --
                                                        ---------------    ---------------    ---------------    ---------------
Total.................................................  $   103,233,111    $     2,464,285    $   100,768,826    $            --
                                                        ===============    ===============    ===============    ===============

                                                       LIABILITIES TABLE
                                                                                                  LEVEL 2            LEVEL 3
                                                             TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                                                           VALUE AT            QUOTED           OBSERVABLE        UNOBSERVABLE
                                                           4/30/2023           PRICES             INPUTS             INPUTS
                                                        ---------------    ---------------    ---------------    ---------------
Call Options Written..................................  $       (19,750)   $       (19,750)   $            --    $            --
Put Options Written...................................          (10,000)           (10,000)                --                 --
Futures Contracts*....................................             (520)              (520)                --                 --
                                                        ---------------    ---------------    ---------------    ---------------
Total.................................................  $       (30,270)   $       (30,270)   $            --    $            --
                                                        ===============    ===============    ===============    ===============


* Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day's variation margin is presented on the Statements of Assets and Liabilities.

Page 10                 See Notes to Financial Statements


FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2023 (UNAUDITED)


ASSETS:
Investments, at value..................................................      $  103,105,437
Options contracts purchased, at value .................................              77,609
Cash segregated as collateral for open futures and written options
   contracts...........................................................              54,728
Receivables:
   Investment securities sold..........................................           4,437,231
   Interest............................................................             377,636
   Variation margin....................................................             232,123
   Dividends...........................................................              19,162
                                                                             --------------
   Total Assets........................................................         108,303,926
                                                                             --------------
LIABILITIES:
Options contracts written, at value....................................              29,750
Payables:
   Investment securities purchased.....................................          14,488,826
   Investment advisory fees............................................              39,223
                                                                             --------------
   Total Liabilities...................................................          14,557,799
                                                                             --------------
NET ASSETS.............................................................      $   93,746,127
                                                                             ==============
NET ASSETS CONSIST OF:
Paid-in capital........................................................      $   98,654,676
Par value..............................................................              41,000
Accumulated distributable earnings (loss)..............................          (4,949,549)
                                                                             --------------
NET ASSETS.............................................................      $   93,746,127
                                                                             ==============
NET ASSET VALUE, per share.............................................      $        22.86
                                                                             ==============
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share)..........................................           4,100,002
                                                                             ==============
Investments, at cost...................................................      $  104,562,598
                                                                             ==============
Premiums paid on options contracts purchased...........................      $       91,079
                                                                             ==============
Premiums received on options contracts written.........................      $       38,090
                                                                             ==============


                        See Notes to Financial Statements                Page 11


FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2023 (UNAUDITED)


INVESTMENT INCOME:
Interest...............................................................      $      641,511
Dividends..............................................................             169,140
                                                                             --------------
   Total investment income.............................................             810,651
                                                                             --------------
EXPENSES:
Investment advisory fees...............................................             124,970
Excise tax.............................................................               2,000
                                                                             --------------
   Total expenses......................................................             126,970
                                                                             --------------
NET INVESTMENT INCOME (LOSS)...........................................             683,681
                                                                             --------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................            (308,190)
   Futures contracts...................................................             847,306
   Purchased options contracts.........................................             323,452
   Written options contracts...........................................            (137,361)
                                                                             --------------
Net realized gain (loss)...............................................             725,207
                                                                             --------------
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................           1,280,442
   Futures contracts...................................................              60,464
   Purchased options contracts.........................................             (19,057)
   Written options contracts...........................................               3,197
                                                                             --------------
Net change in unrealized appreciation (depreciation)...................           1,325,046
                                                                             --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................           2,050,253
                                                                             --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................      $    2,733,934
                                                                             ==============


Page 12                 See Notes to Financial Statements


FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SIX MONTHS
                                                                                 ENDED                YEAR
                                                                               4/30/2023             ENDED
                                                                              (UNAUDITED)          10/31/2022
                                                                           ------------------  ------------------
OPERATIONS:
Net investment income (loss)...........................................      $      683,681      $      543,470
Net realized gain (loss)...............................................             725,207          (4,082,029)
Net change in unrealized appreciation (depreciation)...................           1,325,046          (2,904,001)
                                                                             --------------      --------------
Net increase (decrease) in net assets resulting from operations........           2,733,934          (6,442,560)
                                                                             --------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations..................................................            (634,750)           (459,443)
Return of capital......................................................                  --             (36,043)
                                                                             --------------      --------------
Total distributions to shareholders....................................            (634,750)           (495,486)
                                                                             --------------      --------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold..............................................          73,433,319           7,339,085
Cost of shares redeemed................................................                  --         (15,438,060)
                                                                             --------------      --------------
Net increase (decrease) in net assets resulting from
   shareholder transactions............................................          73,433,319          (8,098,975)
                                                                             --------------      --------------
Total increase (decrease) in net assets................................          75,532,503         (15,037,021)

NET ASSETS:
Beginning of period....................................................          18,213,624          33,250,645
                                                                             --------------      --------------
End of period..........................................................      $   93,746,127      $   18,213,624
                                                                             ==============      ==============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period................................             850,002           1,200,002
Shares sold............................................................           3,250,000             300,000
Shares redeemed........................................................                  --            (650,000)
                                                                             --------------      --------------
Shares outstanding, end of period......................................           4,100,002             850,002
                                                                             ==============      ==============


                        See Notes to Financial Statements                Page 13


FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                             SIX MONTHS
                                               ENDED                        YEAR ENDED OCTOBER 31,                 PERIOD
                                             4/30/2023            ------------------------------------------       ENDED
                                            (UNAUDITED)               2022           2021           2020       10/31/2019 (a)
                                           --------------         ------------   ------------   ------------   --------------
Net asset value, beginning of period         $    21.43            $    27.71     $    28.97     $    28.04      $    25.00
                                             ----------            ----------     ----------     ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.37                  0.49           0.47           0.82            0.55
Net realized and unrealized gain (loss)            1.38                 (6.36)         (0.77)          1.24            2.95
                                             ----------            ----------     ----------     ----------      ----------
Total from investment operations                   1.75                 (5.87)         (0.30)          2.06            3.50
                                             ----------            ----------     ----------     ----------      ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.32)                (0.38)         (0.47)         (1.13)          (0.46)
Net realized gains                                   --                    --          (0.45)            --              --
Return of capital                                    --                 (0.03)         (0.04)            --              --
                                             ----------            ----------     ----------     ----------      ----------
Total distributions                               (0.32)                (0.41)         (0.96)         (1.13)          (0.46)
                                             ----------            ----------     ----------     ----------      ----------
Net asset value, end of period               $    22.86            $    21.43     $    27.71     $    28.97      $    28.04
                                             ==========            ==========     ==========     ==========      ==========
TOTAL RETURN (b)                                   8.20%               (21.37)%        (1.02)%         7.46%          14.08%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)         $   93,746            $   18,214     $   35,251     $   21,725      $   11,215
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets (c)                                      0.66% (d) (e)         0.65%          0.69% (e)      0.69% (e)       0.65% (d)
Ratio of net investment income (loss) to
   average net assets                              3.56% (d)             1.79%          1.61%          1.89%           2.64% (d)
Portfolio turnover rate (f)                          88%                   98% (g)       142% (g)       174% (g)        152% (g)


(a)   Inception date is January 22, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. The ratio does not include these indirect fees and expenses.

(d)   Annualized.

(e)   Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.65%.

(f)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(g)   The portfolio turnover rate not including mortgage dollar rolls was 69%,
      69%, 118% and 104% for the periods ended October 31, 2022, October 31,
      2021, October 31, 2020 and October 31, 2019, respectively.

Page 14                 See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                           APRIL 30, 2023 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of fourteen funds that are offering shares. This report covers the First Trust Long Duration Opportunities ETF (the "Fund"),
which trades under the ticker "LGOV" on the NYSE Arca, Inc. ("NYSE Arca"). The
Fund represents a separate series of shares of beneficial interest in the Trust.
Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units."

The Fund is an actively managed exchange-traded fund ("ETF"). The Fund's primary investment objective is to generate current income with a focus on preservation of capital. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in a portfolio of investment-grade debt securities issued or guaranteed by the U.S. government, its agencies or government-sponsored entities, including publicly-issued U.S. Treasury securities and mortgage-related securities. The Fund may also invest in ETFs that principally invest in such securities. The Fund's investments in mortgage-related securities may include investments in fixed or adjustable-rate securities structured as
"pass-through" securities and collateralized mortgage obligations, including residential and commercial mortgage-backed securities, stripped mortgage-backed securities and real estate mortgage investment conduits. The Fund will invest in mortgage-related securities issued or guaranteed by the U.S. government, its agencies (such as Ginnie Mae), and U.S. government-sponsored entities (such as
Fannie Mae and Freddie Mac). The Fund may purchase government-sponsored mortgage-related securities in "to-be-announced" transactions ("TBA
Transactions"), including mortgage dollar rolls. The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Fund's portfolio managers. In addition to its investment in securities issued or guaranteed by the U.S. government, its agencies and government-sponsored entities, the Fund may invest up to 20% of its net assets in other types of debt securities, including privately-issued, non-agency sponsored asset-backed and mortgage-related securities, futures contracts, options, swap agreements, cash and cash equivalents, and ETFs that invest principally in fixed income securities. Further, the Fund may enter into short sales as part of its overall portfolio management strategy, or to offset a potential decline in the value of a security; however, the Fund does not expect, under normal market conditions, to engage in short sales with respect to more than 30% of the value of its net assets. Although the Fund intends to invest primarily in investment grade securities, the Fund may invest up to 20% of its net assets in securities of any credit quality, including securities that are below investment grade, which are also known as high yield securities, or commonly referred to as "junk" bonds, or unrated securities that have not been judged by the portfolio managers to be of comparable quality to rated investment grade securities. In the case of a split rating between one or more of the nationally recognized statistical rating organizations, the Fund will consider the highest rating. Under normal market conditions, the portfolio managers will manage the Fund's portfolio to have a weighted average effective duration of eight or more years.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing
Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First
Trust" or the "Advisor"), in accordance with valuation procedures approved by

                                                                         Page 15


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                           APRIL 30, 2023 (UNAUDITED)

the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The
Fund's investments are valued as follows:

      U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the
      Advisor's Pricing Committee, which may use the following valuation inputs when available:

            1)    benchmark yields;
            2)    reported trades;
            3)    broker/dealer quotes;
            4)    issuer spreads;
            5)    benchmark securities;
            6)    bids and offers; and
            7)    reference data including market research publications.

      Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

      Securities traded in an over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their last trade price.

      Shares of open-end funds are valued based on NAV per share.

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination.
      Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1)    the credit conditions in the relevant market and changes
                  thereto;
            2)    the liquidity conditions in the relevant market and changes thereto;
            3)    the interest rate conditions in the relevant market and
                  changes thereto (such as significant changes in interest
                  rates);
            4)    issuer-specific conditions (such as significant credit
                  deterioration); and
            5)    any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing
                  Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor's Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                           APRIL 30, 2023 (UNAUDITED)

might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the most recent price provided by a pricing service;

            2)    the fundamental business data relating to the issuer;

            3)    an evaluation of the forces which influence the market in
                  which these securities are purchased and sold;

            4)    the type, size and cost of a security;

            5)    the financial statements of the issuer, or the financial
                  condition of the country of issue;

            6)    the credit quality and cash flow of the issuer, or country of issue, based on the Pricing Committee's, sub-adviser's or
                  portfolio manager's analysis, as applicable, or external
                  analysis;

            7)    the information as to any transactions in or offers for the security;

            8)    the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;

            9)    the coupon payments;

           10)    the quality, value and salability of collateral, if any,
                  securing the security;

           11)   the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt
                  only);

           12)    the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

           13)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2023, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

The United Kingdom's Financial Conduct Authority (the "FCA"), which regulates the London Interbank Offered Rates ("LIBOR") announced on March 5, 2021 that it intended to phase-out all LIBOR reference rates, beginning December 31, 2021.
Since that announcement, the FCA has ceased publication of all non-USD LIBOR reference rates and the 1-week and 2-month USD LIBOR reference rates as of
December 31, 2021. The remaining USD LIBOR settings will cease to be published or no longer be representative immediately after June 30, 2023. The
International Swaps and Derivatives Association, Inc. ("ISDA") confirmed that the FCA's March 5, 2021 announcement of its intention to cease providing LIBOR reference rates, constituted an index cessation event under the Interbank
Offered Rates ("IBOR") Fallbacks Supplement and the ISDA 2020 IBOR Fallbacks
Protocol for all 35 LIBOR settings and confirmed that the spread adjustment to be used in ISDA fallbacks was fixed as of the date of the announcement.

In the United States, the Alternative Reference Rates Committee (the "ARRC"), a
group of market participants convened by the Board of Governors of the Federal
Reserve System and the Federal Reserve Bank of New York in cooperation with other federal and state government agencies, has since 2014 undertaken efforts to identify U.S. dollar reference interest rates as alternatives to LIBOR and to

                                                                         Page 17


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                           APRIL 30, 2023 (UNAUDITED)

facilitate the mitigation of LIBOR-related risks. In June 2017, the ARRC identified the Secured Overnight Financing Rate ("SOFR"), a broad measure of the cost of cash overnight borrowing collateralized by U.S. Treasury securities, as the preferred alternative for U.S. dollar LIBOR. The Federal Reserve Bank of New
York began daily publishing of SOFR in April 2018. There is no assurance that any alternative reference rate, including SOFR, will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity.

At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on the Fund or its investments.

The Fund invests in interest-only securities. For these securities, if there is a change in the estimated cash flows, based on an evaluation of current information, then the estimated yield is adjusted. Additionally, if the evaluation of current information indicates a permanent impairment of the security, the cost basis of the security is written down and a loss is recognized. Debt obligations may be placed on non-accrual status and the related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The
Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At April 30, 2023, the Fund had no when-issued, delayed-delivery securities, or forward purchase commitments.

C. SHORT SALES

Short sales are utilized to manage interest rate and spread risk, and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund's portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund is charged a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities.
Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is effected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund's portfolio. The Fund is subject to the risk it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.

D. FUTURES CONTRACTS

The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk).
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the
Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in
"Net realized gain (loss) on futures contracts" on the Statement of Operations.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of "Net change in unrealized appreciation (depreciation) on futures contracts" on the Statement of Operations. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in "Variation margin" receivable or payable on the Statement of Assets and Liabilities. If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                           APRIL 30, 2023 (UNAUDITED)

E. OPTIONS CONTRACTS

In the normal course of pursuing its investment objective, the Fund may invest up to 20% of its net assets in derivative instruments in connection with hedging strategies. The Fund may invest in exchange-listed options on U.S. Treasury securities, exchange-listed options on U.S. Treasury futures contracts, exchange-listed U.S. Treasury futures contracts and exchange-listed options on secured overnight financing rate futures contracts. The Fund uses derivative instruments primarily to hedge interest rate risk and actively manage interest rate exposure. The primary risk exposure is interest rate risk.

The Fund may purchase (buy) or write (sell) put and call options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures option contract may be closed out by an offsetting purchase or sale of a futures option of the same series. When the
Fund writes (sells) an option, an amount equal to the premium received by the
Fund is included in "Options contracts written, at value" on the Statement of
Assets and Liabilities. When the Fund purchases (buys) an option, the premium paid represents the cost of the option, which is included in "Premiums paid on options contracts purchased" on the Statement of Assets and Liabilities. Options
are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities, and the remaining time to the option's expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes.

The Fund uses options on futures contracts in connection with hedging strategies. Generally, these strategies are applied under the same market and market sector conditions in which the Fund uses put and call options on securities. The purchase of put options on futures contracts is analogous to the purchase of puts on securities so as to hedge the Fund's securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a futures contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the futures contract. If the price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities. If the price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a futures contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire. Realized gains and losses on written options are included in "Net realized gain (loss) on written options contracts" on the Statement of Operations. Realized gains and losses on purchased options are included in "Net realized gain (loss) on purchased options contracts" on the Statement of Operations.

The Fund is required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. The Fund will pledge in a segregated account at the Fund's custodian, liquid assets, such as cash, U.S. government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be pledged in the segregated account whenever the total value of the pledged assets falls below the amount due on the underlying obligation.

The risks associated with the use of options on future contracts include the risk that the Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. The
Fund's successful use of options on futures contracts depends on the Advisor's ability to correctly predict the movement in prices on futures contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the futures contract subject to option.

F. INTEREST-ONLY SECURITIES

An interest-only security ("IO Security") is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.

                                                                         Page 19


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                           APRIL 30, 2023 (UNAUDITED)

G. PRINCIPAL-ONLY SECURITIES

A principal-only security ("PO Security") is the principal-only portion of a mortgage-backed security that does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value.
Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO Security will rise. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a
PO Security will fall. These securities, if any, are identified on the Portfolio of Investments.

H. STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal.
When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an IO Security and all of the principal is distributed to holders of another type of security known as a PO Security. These securities, if any, are identified on the Portfolio of
Investments.

I. MORTGAGE DOLLAR ROLLS AND TBA TRANSACTIONS

The Fund may invest, without limitation, in mortgage dollar rolls. The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Fund's investment advisor. In a mortgage dollar roll, the Fund will sell (or buy) mortgage-backed securities for delivery on a specified date and simultaneously contract to repurchase (or sell)
substantially similar (same type, coupon and maturity) securities on a future date. Mortgage dollar rolls are recorded as separate purchases and sales in the
Fund. The Fund may also invest in TBA Transactions. A TBA Transaction is a method of trading mortgage-backed securities. TBA Transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA
Transaction, the buyer and the seller agree on general trade parameters such as agency, settlement date, par amount and price.

J. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal year ended October 31,
2022 was as follows:

Distributions paid from:
Ordinary income.................................      $      459,443
Capital gains...................................                  --
Return of capital...............................              36,043

As of October 31, 2022, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income...................      $           --
Accumulated capital and other gain (loss).......          (4,265,975)
Net unrealized appreciation (depreciation)......          (2,782,758)

K. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                           APRIL 30, 2023 (UNAUDITED)

timing and amount of distributions, the Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2019,
2020, 2021, and 2022 remain open to federal and state audit. As of April 30,
2023, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2022, the
Fund had non-expiring capital loss carryforwards available for federal income tax purposes of $4,265,975.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2022, the Fund had no net late year ordinary or capital losses.

As of April 30, 2023, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:


                                 Gross              Gross          Net Unrealized
                               Unrealized         Unrealized        Appreciation
             Tax Cost         Appreciation      (Depreciation)     (Depreciation)
         ----------------   ----------------   ----------------   ----------------
         $    104,615,587   $        679,093   $     (2,091,839)  $     (1,412,746)


L. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and the
Advisor, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies ("acquired fund fees and expenses"), brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. Effective November 1, 2022, the annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund's net assets ("breakpoints") and calculated pursuant to the schedule below:


                               Breakpoints
-------------------------------------------------------------------------
Fund net assets up to and including $2.5 billion                              0.65000%
Fund net assets greater than $2.5 billion up to and including $5 billion      0.63375%
Fund net assets greater than $5 billion up to and including $7.5 billion      0.61750%
Fund net assets greater than $7.5 billion up to and including $10 billion     0.60125%
Fund net assets greater than $10 billion                                      0.58500%


Prior to November 1, 2022, the Fund paid First Trust an annual unitary management fee equal to 0.65% of its average daily net assets.

                                                                         Page 21


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                           APRIL 30, 2023 (UNAUDITED)

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.

Additionally, the Lead Independent Trustee and the Chairs of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs will rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

The cost of purchases of U.S. Government securities and non-U.S. Government securities, excluding short-term investments, for the six months ended April 30,
2023, were $79,973,283 and $0, respectively. The proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities, excluding short-term investments, for the six months ended April 30, 2023, were
$23,160,992 and $0, respectively. The cost of purchases to cover investments sold short and the proceeds of investments sold short were $2,699,141 and
$2,699,141, respectively.

For the six months ended April 30, 2023, the Fund had no in-kind transactions.

                           5. DERIVATIVE TRANSACTIONS

The following table presents the types of derivatives held by the Fund at April
30, 2023, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.


                                     ASSET DERIVATIVES                       LIABILITY DERIVATIVES
                          ----------------------------------------   --------------------------------------
DERIVATIVE    RISK          STATEMENT OF ASSETS AND                   STATEMENT OF ASSETS AND
INSTRUMENTS   EXPOSURE        LIABILITIES LOCATION        VALUE         LIABILITIES LOCATION       VALUE
-----------   ---------   ----------------------------  ----------   --------------------------  ----------
Futures       Interest    Unrealized appreciation on                 Unrealized depreciation on
              rate risk   futures contracts*            $   50,065   futures contracts*          $      520

Options       Interest    Options contracts purchased,               Options contracts written,
              rate risk   at value                          77,609   at value                        29,750


* Includes cumulative appreciation/depreciation on futures contracts as reported in the Portfolio of Investments. Only the current day's variation margin is presented on the Statement of Assets and Liabilities.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2023, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.


STATEMENT OF OPERATIONS LOCATION                              INTEREST RATE RISK
----------------------------------------------------------------------------------
Net realized gain (loss) on:
   Futures contracts                                                $  847,306
   Purchased options contracts                                         323,452
   Written options contracts                                          (137,361)
Net change in unrealized appreciation (depreciation) on:
   Futures contracts                                                    60,464
   Purchased options contracts                                         (19,057)
   Written options contracts                                             3,197



--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                           APRIL 30, 2023 (UNAUDITED)

For the six months ended April 30, 2023, the notional value of futures contracts opened and closed were $198,249,113 and $181,050,616, respectively.

During the six months ended April 30, 2023, the premiums for purchased options contracts opened were $2,014,527 and the premiums for purchased options contracts closed, exercised and expired were $2,103,408.

During the six months ended April 30, 2023, the premiums for written options contracts opened were $377,220 and the premiums for written options contracts closed, exercised and expired were $354,742.

The Fund does not have the right to offset financial assets and financial liabilities related to futures and options contracts on the Statement of Assets and Liabilities.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with the Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, the Fund publishes through the National Securities
Clearing Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An
Authorized Participant that wishes to effectuate a creation of the Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the
Fund's shares in return for those assets. After purchasing a Creation Unit, the
Authorized Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund's shares at or close to the
NAV per share of the Fund.

The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

The Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an
Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2024.

                                                                         Page 23


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                           APRIL 30, 2023 (UNAUDITED)

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there was the following subsequent event:

On May 23, 2023, the Advisor's Pricing Committee approved changes to the
Advisor's Valuation Procedures for the First Trust Funds, including clarifications to certain pricing methodologies. These changes will be reflected in future reports' Notes to Financial Statements.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                           APRIL 30, 2023 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

                                                                         Page 25


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                           APRIL 30, 2023 (UNAUDITED)

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight
Financing Rate ("SOFR") will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                           APRIL 30, 2023 (UNAUDITED)

costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February
2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia,
Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the
U.S. has resumed "reasonably" normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund's portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund's shares and result in increased market volatility. During any such events, a fund's shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund's shares may widen.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

PREFERRED SECURITIES RISK. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company's capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date.
Preferred securities may also be substantially less liquid than other securities, including common stock.

VALUATION RISK. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions

                                                                         Page 27

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                           APRIL 30, 2023 (UNAUDITED)

(sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots.
If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.

            NOT FDIC INSURED   NOT BANK GUARANTEED   MAY LOSE VALUE

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund and each other fund in the First Trust Fund
Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First
Trust Funds has appointed First Trust Advisors L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First
Trust Liquidity Committee (the "Liquidity Committee").

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity
Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

At the April 17, 2023 meeting of the Board of Trustees, as required by Rule
22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 17, 2022 through the Liquidity Committee's annual meeting held on March 23, 2023 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted any highly liquid investment minimum.

As stated in the written report, during the review period, two funds breached the 15% limitation on illiquid investments for one day each, as a result of an unscheduled week-long closure of the stock exchange in Istanbul following devastating earthquakes in February, causing all Turkish equities to be re-classified as "illiquid" for one day. Each fund filed a Form N-RN on the day after the breach occurred, and one day later after the breach was cured. No fund with a highly liquid investment minimum breached that minimum during the reporting period. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.


FIRST TRUST

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund IV

--------------------------------------------------------------------------------

FT Cboe Vest S&P 500(R) Dividend Aristocrats Target Income ETF(R) (KNG)

----------------------------
     Semi-Annual Report
     For the Six Months
           Ended
       April 30, 2023
----------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2023 (UNAUDITED)

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and/or Cboe Vest(SM) Financial LLC ("Cboe Vest" or the
"Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (FT Cboe Vest S&P 500(R) Dividend Aristocrats Target Income ETF(R);
hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

    FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2023

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the FT
Cboe Vest S&P 500(R) Dividend Aristocrats Target Income ETF(R) (the "Fund"),
which contains detailed information about the Fund for the six months ended
April 30, 2023.

It pleases me to write that on May 5, 2023, the World Health Organization officially declared that the coronavirus ("COVID-19") pandemic no longer qualified as a global health emergency. While the virus officially no longer poses an immediate threat, its full impact on the world economy remains to be seen, in my opinion. Recall, if you will, those early days of the pandemic;
companies sent workers home, consumers were afraid or unwilling to leave their homes, supply chains dried up, and grocery shelves were left bare. Hoping to provide relief to their constituents and to bolster economic activity, governments across the globe funneled trillions of dollars in stimulus directly into the hands of their citizens. Unfortunately, economist Milton Friedman's age-old economic adage "there's no such thing as a free lunch" still holds. As a result of the U.S. government stimulus, gross domestic product rebounded quickly, but so did inflation.

As many investors are aware, the Federal Reserve (the "Fed") has been locked in a battle with stubbornly high inflation for several years now. Inflation, as measured by the trailing 12-month rate of change in the Consumer Price Index
("CPI"), surged from 1.4% on December 31, 2020, to 9.1% as of June 30, 2022.
Since then, the trailing rate on the CPI has come down, but remains elevated. On
April 30, 2023, the CPI stood at 4.9%, well above the Fed's goal of 2.0%.
Surging prices have not been restricted to the U.S. Headline inflation rates in each of the countries that make up the so-called Group of Ten (G-10) stand above the targets set by their central banks, according to data from Bloomberg.

From the Fed's perspective, monetary policy is the most efficient means to combat rising prices. From December 31, 2020 through May 3, 2023, the Fed increased the Federal Funds target rate (upper bound) a total of ten times, raising the rate from 0.25% to 5.25%. As mentioned, tighter monetary policy resulted in a decrease in the CPI, but there have been casualties in the Fed's battle with rising prices. The most recent banking turmoil is one example.
Another is the spike in mortgage rates. According to Bankrate, the national average for a 30-year mortgage stood at just 2.87% on December 31, 2020. As of
May 1, 2023, the average 30-year mortgage rate had surged to 6.88%. Not all the news is negative, however. Driven by a strong U.S. labor market, consumer spending remained robust in April 2023. Notably, American corporations added
253,000 jobs during the month, and the unemployment rate stood at a 53-year low.
Bob Carey, Chief Market Strategist at First Trust, recently summed up the current situation, noting that "we're not out of the woods yet." That said, even the most difficult situations don't last forever. In my opinion, like the
COVID-19 pandemic, inflation, and the tighter monetary policy it ushered in, will pass with time.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


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FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)

The FT Cboe Vest S&P 500(R) Dividend Aristocrats Target Income ETF(R) (the
"Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Cboe
S&P 500(R) Dividend Aristocrats Target Income Index Monthly Series (the
"Index").

The Fund will normally invest at least 80% of its total assets (including investment borrowings) in the common stocks and call options that comprise the
Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is owned, developed, maintained and calculated by S&P Opco, LLC (the "Index Provider").
The Index is a rules-based buy-write index designed with the primary goal of generating an annualized level of income from stock dividends and option premiums that is approximately 3% over the annual dividend yield of the S&P
500(R) Index and a secondary goal of generating capital appreciation based on the price returns of the equity securities contained in the Index. The Index's objective to deliver a target level of income could result in the Fund selling securities to meet the target, which could make the Fund less tax-efficient than other ETFs. The Index is composed of two parts: (1) an equal-weighted portfolio of the stocks contained in the S&P 500(R) Dividend Aristocrats Index (the
"Aristocrat Stocks") that have options that trade on a national securities exchange and (2) a rolling series of short (written) call options on each of the
Aristocrat Stocks (the "Covered Calls"). The Aristocrat Stocks includes companies in the S&P 500(R) Index that have increased dividend payments each year for at least 25 consecutive years and have a float adjusted market-cap of at least $3 billion as of the rebalancing reference date and have an average daily value traded of at least $5 million.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  AVERAGE ANNUAL             CUMULATIVE
                                                                                   TOTAL RETURNS            TOTAL RETURNS
                                                        6 Months    1 Year     5 Years    Inception     5 Years    Inception
                                                         Ended       Ended      Ended     (3/26/18)      Ended     (3/26/18)
                                                        4/30/23     4/30/23    4/30/23    to 4/30/23    4/30/23    to 4/30/23
FUND PERFORMANCE
NAV                                                      6.38%       3.17%     10.08%        9.79%      61.65%       60.92%
Market Price                                             6.38%       2.76%     10.07%        9.78%      61.60%       60.91%

INDEX PERFORMANCE
Cboe S&P 500(R) Dividend Aristocrats
   Target Income Index Monthly Series                    6.76%       3.88%     10.91%       10.61%      67.82%       67.18%
S&P 500(R) Dividend Aristocrats Index                    6.85%       3.97%     11.41%       11.09%      71.61%       70.88%
S&P 500(R) Index                                         8.63%       2.66%     11.45%       11.16%      71.93%       71.48%
------------------------------------------------------------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the
Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)

---------------------------------------------------------------
                                              % OF TOTAL
                                               LONG-TERM
SECTOR CLASSIFICATION                         INVESTMENTS
---------------------------------------------------------------
Consumer Staples                                  24.3%
Industrials                                       22.8
Materials                                         12.1
Financials                                        10.7
Health Care                                       10.5
Real Estate                                        4.6
Consumer Discretionary                             4.5
Utilities                                          4.4
Information Technology                             3.1
Energy                                             3.0
                                                -------
   Total                                         100.0%
                                                =======

---------------------------------------------------------------
                                               % OF NET
FUND ALLOCATION                                 ASSETS
---------------------------------------------------------------
Common Stocks                                     99.9%
Call Options Written                              (0.2)
Net Other Assets and Liabilities                   0.3
                                                -------
   Total                                         100.0%
                                                =======

---------------------------------------------------------------
                                              % OF TOTAL
                                               LONG-TERM
TOP TEN HOLDINGS                              INVESTMENTS
---------------------------------------------------------------
Pentair PLC                                        1.6%
Stanley Black & Decker, Inc.                       1.6
Albemarle Corp.                                    1.6
Medtronic PLC                                      1.6
Church & Dwight Co., Inc.                          1.6
Aflac, Inc.                                        1.6
Brown & Brown, Inc.                                1.6
Colgate-Palmolive Co.                              1.6
W.W. Grainger, Inc.                                1.6
C.H. Robinson Worldwide, Inc.                      1.6
                                                -------
      Total                                       16.0%
                                                =======

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)


                                 PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                       MARCH 26, 2018 - APRIL 30, 2023

            FT Cboe Vest S&P 500(R)   Cboe S&P 500(R) Dividend
             Dividend Aristocrats     Aristocrats Target Income   S&P 500(R) Dividend   S&P 500(R)
             Target Income ETF(R)       Index Monthly Series       Aristocrats Index      Index
3/26/18             $10,000                    $10,000                  $10,000          $10,000
4/30/18               9,957                      9,962                    9,958            9,974
10/31/18             10,285                     10,331                   10,349           10,313
4/30/19              11,264                     11,355                   11,449           11,320
10/31/19             11,929                     12,076                   12,181           11,791
4/30/20              10,550                     10,720                   10,856           11,418
10/31/20             11,814                     12,042                   12,225           12,935
4/30/21              15,088                     15,446                   15,754           16,667
10/31/21             15,847                     16,285                   16,622           18,485
4/30/22              15,601                     16,096                   16,436           16,701
10/31/22             15,130                     15,659                   15,992           15,785
4/30/23              16,092                     16,718                   17,088           17,148


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

    FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2023 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to FT Cboe Vest S&P 500(R) Dividend Aristocrats Target Income ETF(R)
("KNG" or the "Fund"). First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the
Fund.

                                  SUB-ADVISOR

Cboe Vest(SM) Financial LLC ("Cboe Vest" or the "Sub-Advisor") serves as the investment sub-advisor to the Fund. In this capacity, Cboe Vest is responsible for the selection and ongoing monitoring of the securities in the Fund's investment portfolio. Cboe Vest, with principal offices at 8350 Broad Street,
Suite 240, McLean, VA 22102, was founded in 2012. Cboe Vest had approximately
$12.1 billion under management or committed to management as of April 30, 2023.

                           PORTFOLIO MANAGEMENT TEAM

KARAN SOOD, DIRECTOR OF CBOE VEST
HOWARD RUBIN, MANAGING DIRECTOR OF CBOE VEST

The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. Each portfolio manager has served as a part of the portfolio management team of the Fund since March 2021.

                                                                          Page 5


FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)

UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2023 (UNAUDITED)

As a shareholder of FT Cboe Vest S&P 500(R) Dividend Aristocrats Target Income
ETF(R) (the "Fund"), you incur two types of costs: (1) transaction costs; and
(2) ongoing costs, including management fees, distribution and/or service
(12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2023.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING             ENDING         BASED ON THE       DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH         SIX-MONTH
                                                 NOVEMBER 1, 2022     APRIL 30, 2023        PERIOD          PERIOD (a)
------------------------------------------------------------------------------------------------------------------------
FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)
Actual                                              $1,000.00           $1,063.80            0.75%             $3.84
Hypothetical (5% return before expenses)            $1,000.00           $1,021.08            0.75%             $3.76


(a)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (November 1,
      2022 through April 30, 2023), multiplied by 181/365 (to reflect the six-month period).


FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2023 (UNAUDITED)


     SHARES                                               DESCRIPTION                                                VALUE
----------------  --------------------------------------------------------------------------------------------  ----------------
COMMON STOCKS -- 99.9%

                  AEROSPACE & DEFENSE -- 1.5%
          41,073  General Dynamics Corp. (a)..................................................................  $      8,967,879
                                                                                                                ----------------
                  AIR FREIGHT & LOGISTICS -- 3.1%
          94,899  C.H. Robinson Worldwide, Inc. (a)...........................................................         9,572,462
          83,084  Expeditors International of Washington, Inc. (a)............................................         9,458,283
                                                                                                                ----------------
                                                                                                                      19,030,745
                                                                                                                ----------------
                  BEVERAGES -- 4.6%
         144,478  Brown-Forman Corp., Class B.................................................................         9,404,073
         144,297  Coca-Cola (The) Co. (a).....................................................................         9,256,652
          49,848  PepsiCo, Inc. (a)...........................................................................         9,515,485
                                                                                                                ----------------
                                                                                                                      28,176,210
                                                                                                                ----------------
                  BIOTECHNOLOGY -- 1.4%
          56,907  AbbVie, Inc. (a)............................................................................         8,599,786
                                                                                                                ----------------
                  BUILDING PRODUCTS -- 1.5%
         134,374  A.O. Smith Corp. (a)........................................................................         9,176,400
                                                                                                                ----------------
                  CAPITAL MARKETS -- 4.6%
         346,281  Franklin Resources, Inc. (a)................................................................         9,308,033
          26,277  S&P Global, Inc. (a)........................................................................         9,527,515
          82,549  T. Rowe Price Group, Inc. (a)...............................................................         9,272,729
                                                                                                                ----------------
                                                                                                                      28,108,277
                                                                                                                ----------------
                  CHEMICALS -- 9.1%
          31,807  Air Products and Chemicals, Inc. (a)........................................................         9,362,709
          53,193  Albemarle Corp. (a).........................................................................         9,865,174
          55,811  Ecolab, Inc. (a)............................................................................         9,367,318
          25,238  Linde PLC (a)...............................................................................         9,324,179
          65,095  PPG Industries, Inc. (a)....................................................................         9,130,225
          39,558  Sherwin-Williams (The) Co. (a)..............................................................         9,396,607
                                                                                                                ----------------
                                                                                                                      56,446,212
                                                                                                                ----------------
                  COMMERCIAL SERVICES & SUPPLIES -- 1.5%
          20,097  Cintas Corp. (a)............................................................................         9,159,610
                                                                                                                ----------------
                  CONSUMER STAPLES DISTRIBUTION & RETAIL -- 6.0%
         122,316  Sysco Corp. (a).............................................................................         9,386,530
          56,987  Target Corp. (a)............................................................................         8,989,699
         262,042  Walgreens Boots Alliance, Inc. (a)..........................................................         9,236,980
          60,912  Walmart, Inc. (a)...........................................................................         9,195,885
                                                                                                                ----------------
                                                                                                                      36,809,094
                                                                                                                ----------------
                  CONTAINERS & PACKAGING -- 1.5%
         835,645  Amcor PLC (a)...............................................................................         9,167,026
                                                                                                                ----------------
                  DISTRIBUTORS -- 1.5%
          55,502  Genuine Parts Co. (a).......................................................................         9,341,542
                                                                                                                ----------------
                  ELECTRIC UTILITIES -- 1.4%
         117,005  NextEra Energy, Inc. (a)....................................................................         8,966,093
                                                                                                                ----------------
                  ELECTRICAL EQUIPMENT -- 1.5%
         107,970  Emerson Electric Co. (a)....................................................................         8,989,582
                                                                                                                ----------------


                        See Notes to Financial Statements                 Page 7


FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


     SHARES                                               DESCRIPTION                                                VALUE
----------------  --------------------------------------------------------------------------------------------  ----------------
COMMON STOCKS (CONTINUED)

                  FOOD PRODUCTS -- 6.0%
         114,810  Archer-Daniels-Midland Co. (a)..............................................................  $      8,964,365
         231,925  Hormel Foods Corp. (a)......................................................................         9,379,047
          61,110  J.M. Smucker (The) Co. (a)..................................................................         9,435,995
         107,869  McCormick & Co., Inc. (a)...................................................................         9,476,292
                                                                                                                ----------------
                                                                                                                      37,255,699
                                                                                                                ----------------
                  GAS UTILITIES -- 1.5%
          80,103  Atmos Energy Corp. (a)......................................................................         9,142,956
                                                                                                                ----------------
                  HEALTH CARE EQUIPMENT & SUPPLIES -- 4.6%
          82,771  Abbott Laboratories (a).....................................................................         9,143,712
          35,382  Becton, Dickinson and Co. (a)...............................................................         9,351,817
         107,806  Medtronic PLC (a)...........................................................................         9,804,956
                                                                                                                ----------------
                                                                                                                      28,300,485
                                                                                                                ----------------
                  HEALTH CARE PROVIDERS & SERVICES -- 1.5%
         115,412  Cardinal Health, Inc. (a)...................................................................         9,475,325
                                                                                                                ----------------
                  HOTELS, RESTAURANTS & LEISURE -- 1.5%
          31,645  McDonald's Corp. (a)........................................................................         9,359,009
                                                                                                                ----------------
                  HOUSEHOLD PRODUCTS -- 7.7%
         100,887  Church & Dwight Co., Inc. (a)...............................................................         9,798,145
          55,925  Clorox (The) Co. (a)........................................................................         9,262,298
         120,342  Colgate-Palmolive Co. (a)...................................................................         9,603,292
          65,284  Kimberly-Clark Corp. (a)....................................................................         9,458,999
          59,218  Procter & Gamble (The) Co. (a)..............................................................         9,260,511
                                                                                                                ----------------
                                                                                                                      47,383,245
                                                                                                                ----------------
                  INDUSTRIAL CONGLOMERATES -- 1.5%
          88,459  3M Co. (a)..................................................................................         9,396,115
                                                                                                                ----------------
                  INSURANCE -- 6.2%
         140,076  Aflac, Inc. (a).............................................................................         9,784,308
         150,525  Brown & Brown, Inc. (a).....................................................................         9,692,305
          45,938  Chubb Ltd. (a)..............................................................................         9,259,263
          87,372  Cincinnati Financial Corp. (a)..............................................................         9,299,876
                                                                                                                ----------------
                                                                                                                      38,035,752
                                                                                                                ----------------
                  IT SERVICES -- 1.5%
          73,509  International Business Machines Corp. (a)...................................................         9,292,273
                                                                                                                ----------------
                  LIFE SCIENCES TOOLS & SERVICES -- 1.5%
          25,260  West Pharmaceutical Services, Inc. (a)......................................................         9,124,922
                                                                                                                ----------------
                  MACHINERY -- 9.2%
          41,959  Caterpillar, Inc. (a).......................................................................         9,180,629
          62,583  Dover Corp. (a).............................................................................         9,147,131
          39,130  Illinois Tool Works, Inc. (a)...............................................................         9,467,112
          42,233  Nordson Corp. (a)...........................................................................         9,135,420
         172,881  Pentair PLC (a).............................................................................        10,040,929
         115,528  Stanley Black & Decker, Inc. (a)............................................................         9,974,688
                                                                                                                ----------------
                                                                                                                      56,945,909
                                                                                                                ----------------
                  METALS & MINING -- 1.4%
          60,230  Nucor Corp. (a).............................................................................         8,924,881
                                                                                                                ----------------


Page 8                  See Notes to Financial Statements


FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


     SHARES                                               DESCRIPTION                                                VALUE
----------------  --------------------------------------------------------------------------------------------  ----------------
COMMON STOCKS (CONTINUED)

                  MULTI-UTILITIES -- 1.5%
          93,318  Consolidated Edison, Inc. (a)...............................................................  $      9,189,023
                                                                                                                ----------------
                  OIL, GAS & CONSUMABLE FUELS -- 3.0%
          54,649  Chevron Corp. (a)...........................................................................         9,212,729
          79,668  Exxon Mobil Corp. (a).......................................................................         9,427,911
                                                                                                                ----------------
                                                                                                                      18,640,640
                                                                                                                ----------------
                  PHARMACEUTICALS -- 1.5%
          56,809  Johnson & Johnson (a).......................................................................         9,299,633
                                                                                                                ----------------
                  PROFESSIONAL SERVICES -- 1.5%
          42,945  Automatic Data Processing, Inc. (a).........................................................         9,447,900
                                                                                                                ----------------
                  RESIDENTIAL REITS -- 1.5%
          43,509  Essex Property Trust, Inc. (a)..............................................................         9,560,233
                                                                                                                ----------------
                  RETAIL REITS -- 3.0%
          95,006  Federal Realty Investment Trust (a).........................................................         9,395,143
         148,279  Realty Income Corp. (a).....................................................................         9,317,853
                                                                                                                ----------------
                                                                                                                      18,712,996
                                                                                                                ----------------
                  SOFTWARE -- 1.5%
          20,750  Roper Technologies, Inc. (a)................................................................         9,436,685
                                                                                                                ----------------
                  SPECIALTY RETAIL -- 1.5%
          43,794  Lowe's Cos., Inc. (a).......................................................................         9,101,707
                                                                                                                ----------------
                  TRADING COMPANIES & DISTRIBUTORS -- 1.6%
          13,792  W.W. Grainger, Inc. (a).....................................................................         9,593,301
                                                                                                                ----------------
                  TOTAL INVESTMENTS -- 99.9%..................................................................       616,557,145
                  (Cost $586,674,121)                                                                           ----------------



   NUMBER OF                                                            NOTIONAL      EXERCISE     EXPIRATION
   CONTRACTS                         DESCRIPTION                         AMOUNT        PRICE          DATE           VALUE
----------------  --------------------------------------------------  ------------  ------------  ------------  ----------------
CALL OPTIONS WRITTEN -- (0.2)%

             (45) 3M Co.............................................  $   (477,990) $     105.00    05/19/23             (13,095)
            (127) A.O. Smith Corp...................................      (867,283)        70.00    05/19/23             (10,795)
             (48) Abbott Laboratories...............................      (530,256)       110.00    05/19/23             (10,272)
             (74) AbbVie, Inc.......................................    (1,118,288)       165.00    05/19/23                (370)
             (75) Aflac, Inc........................................      (523,875)        65.00    05/19/23             (38,250)
             (19) Air Products and Chemicals, Inc...................      (559,284)       290.00    05/19/23             (19,950)
             (12) Albemarle Corp....................................      (222,552)       175.00    05/19/23             (18,300)
            (634) Amcor PLC.........................................      (695,498)        11.00    05/19/23             (15,850)
             (66) Archer-Daniels-Midland Co.........................      (515,328)        80.00    05/19/23              (4,290)
            (130) Atmos Energy Corp.................................    (1,483,820)       115.00    05/19/23             (31,200)
             (16) Automatic Data Processing, Inc....................      (352,000)       210.00    05/19/23             (18,960)
             (26) Becton, Dickinson and Co..........................      (687,206)       260.00    05/19/23             (22,646)
            (206) Brown & Brown, Inc................................    (1,326,434)        60.00    05/19/23             (90,228)
             (49) C.H. Robinson Worldwide, Inc......................      (494,263)        97.50    05/19/23             (18,767)
             (78) Cardinal Health, Inc..............................      (640,380)        80.00    05/19/23             (27,300)
             (19) Caterpillar, Inc..................................      (415,720)       220.00    05/19/23              (9,215)
             (41) Chevron Corp......................................      (691,178)       170.00    05/19/23             (10,988)
             (25) Chubb Ltd.........................................      (503,900)       200.00    05/19/23             (12,250)
             (64) Church & Dwight Co., Inc..........................      (621,568)        90.00    05/19/23             (49,280)
             (42) Cincinnati Financial Corp.........................      (447,048)       105.00    05/19/23             (14,700)


                        See Notes to Financial Statements                 Page 9


FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   NUMBER OF                                                            NOTIONAL      EXERCISE     EXPIRATION
   CONTRACTS                         DESCRIPTION                         AMOUNT        PRICE          DATE           VALUE
----------------  --------------------------------------------------  ------------  ------------  ------------  ----------------
CALL OPTIONS WRITTEN (CONTINUED)

             (19) Cintas Corp.......................................  $   (865,963) $     460.00    05/19/23    $        (12,350)
             (43) Clorox (The) Co...................................      (712,166)       165.00    05/19/23             (22,489)
            (297) Coca-Cola (The) Co................................    (1,905,255)        65.00    05/19/23             (10,098)
            (127) Colgate-Palmolive Co..............................    (1,013,460)        77.50    05/19/23             (37,465)
            (127) Consolidated Edison, Inc..........................    (1,250,569)       100.00    05/19/23             (12,827)
             (30) Dover Corp........................................      (438,480)       145.00    05/19/23             (10,800)
             (42) Ecolab, Inc.......................................      (704,928)       165.00    05/19/23             (23,688)
             (59) Emerson Electric Co...............................      (491,234)        85.00    05/19/23              (6,195)
             (22) Essex Property Trust, Inc.........................      (483,406)       210.00    05/19/23             (27,830)
             (43) Expeditors International of Washington, Inc.......      (489,512)       110.00    05/19/23             (29,240)
             (48) Exxon Mobil Corp..................................      (568,032)       115.00    05/19/23             (21,888)
             (48) Federal Realty Investment Trust...................      (474,672)        95.00    05/19/23             (25,200)
            (275) Franklin Resources, Inc...........................      (739,200)        27.50    05/19/23             (15,950)
             (20) General Dynamics Corp.............................      (436,680)       220.00    05/19/23              (5,180)
             (37) Genuine Parts Co..................................      (622,747)       165.00    05/19/23             (20,905)
            (232) Hormel Foods Corp.................................      (938,208)        40.00    05/19/23             (22,040)
             (41) Illinois Tool Works, Inc..........................      (991,954)       240.00    05/19/23             (30,217)
             (72) International Business Machines Corp..............      (910,152)       125.00    05/19/23             (16,488)
             (59) J.M. Smucker (The) Co.............................      (911,019)       150.00    05/19/23             (30,385)
             (37) Johnson & Johnson.................................      (605,690)       160.00    05/19/23             (17,649)
             (48) Kimberly-Clark Corp...............................      (695,472)       140.00    05/19/23             (27,696)
             (20) Linde PLC.........................................      (738,900)       365.00    05/19/23             (19,600)
             (30) Lowe's Cos., Inc..................................      (623,490)       210.00    05/19/23             (10,590)
             (96) McCormick & Co., Inc..............................      (843,360)        85.00    05/19/23             (35,520)
             (26) McDonald's Corp...................................      (768,950)       290.00    05/19/23             (20,306)
            (128) Medtronic PLC.....................................    (1,164,160)        87.50    05/19/23             (53,760)
            (102) NextEra Energy, Inc...............................      (781,626)        80.00    05/19/23              (4,182)
             (92) Nordson Corp......................................    (1,990,052)       220.00    05/19/23             (27,600)
             (34) Nucor Corp........................................      (503,812)       155.00    05/19/23              (6,460)
             (78) Pentair PLC.......................................      (453,024)        52.50    05/19/23             (40,560)
             (52) PepsiCo, Inc......................................      (992,628)       185.00    05/19/23             (32,500)
             (39) PPG Industries, Inc...............................      (547,014)       140.00    05/19/23             (12,363)
             (58) Procter & Gamble (The) Co.........................      (907,004)       155.00    05/19/23             (15,602)
            (143) Realty Income Corp................................      (898,612)        62.50    05/19/23             (19,305)
             (23) Roper Technologies, Inc...........................    (1,045,994)       450.00    05/19/23             (26,266)
             (15) S&P Global, Inc...................................      (543,870)       350.00    05/19/23             (21,420)
             (17) Sherwin-Williams (The) Co.........................      (403,818)       230.00    05/19/23             (18,530)
             (43) Stanley Black & Decker, Inc.......................      (371,262)        80.00    05/19/23             (31,820)
             (72) Sysco Corp........................................      (552,528)        75.00    05/19/23             (21,600)
             (31) T. Rowe Price Group, Inc..........................      (348,223)       110.00    05/19/23             (13,671)
             (23) Target Corp.......................................      (362,825)       160.00    05/19/23             (11,385)
             (10) W.W. Grainger, Inc................................      (695,570)       670.00    05/19/23             (36,100)
            (164) Walgreens Boots Alliance, Inc.....................      (578,100)        35.00    05/19/23             (13,940)
             (43) Walmart, Inc......................................      (649,171)       150.00    05/19/23             (15,179)
             (15) West Pharmaceutical Services, Inc.................      (541,860)       360.00    05/19/23             (13,425)
                                                                                                                ----------------
                  TOTAL CALL OPTIONS WRITTEN..................................................................        (1,384,970)
                  (Premiums received $1,193,338)                                                                ----------------

                  NET OTHER ASSETS AND LIABILITIES -- 0.3%....................................................         2,097,290
                                                                                                                ----------------
                  NET ASSETS -- 100.0%........................................................................  $    617,269,465
                                                                                                                ================


(a)   All or a portion of this security is pledged as collateral for the options written. At April 30, 2023, the value of these securities amounts to
      $46,728,523.

Page 10                 See Notes to Financial Statements


FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                          ASSETS TABLE
                                                                                                  LEVEL 2            LEVEL 3
                                                             TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                                                           VALUE AT            QUOTED           OBSERVABLE        UNOBSERVABLE
                                                           4/30/2023           PRICES             INPUTS             INPUTS
                                                        ---------------    ---------------    ---------------    ---------------
Common Stocks*........................................  $   616,557,145    $   616,557,145    $            --    $            --
                                                        ===============    ===============    ===============    ===============

                                                       LIABILITIES TABLE
                                                                                                  LEVEL 2            LEVEL 3
                                                             TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                                                           VALUE AT            QUOTED           OBSERVABLE        UNOBSERVABLE
                                                           4/30/2023           PRICES             INPUTS             INPUTS
                                                        ---------------    ---------------    ---------------    ---------------
Call Options Written..................................  $    (1,384,970)   $    (1,384,970)   $            --    $            --
                                                        ===============    ===============    ===============    ===============


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 11


FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2023 (UNAUDITED)


ASSETS:
Investments, at value..................................................      $  616,557,145
Cash...................................................................           1,767,373
Cash segregated as collateral for open options contracts...............               6,930
Receivables:
   Investment securities sold..........................................          35,251,911
   Capital shares sold.................................................          20,812,920
   Dividends...........................................................             713,626
                                                                             --------------
   Total Assets........................................................         675,109,905
                                                                             --------------
LIABILITIES:
Options contracts written, at value....................................           1,384,970
Payables:
   Investment securities purchased.....................................          35,119,271
   Capital shares purchased............................................          20,968,757
   Investment advisory fees............................................             367,442
                                                                             --------------
   Total Liabilities...................................................          57,840,440
                                                                             --------------
NET ASSETS.............................................................      $  617,269,465
                                                                             ==============
NET ASSETS CONSIST OF:
Paid-in capital........................................................      $  633,944,044
Par value..............................................................             117,750
Accumulated distributable earnings (loss)..............................         (16,792,329)
                                                                             --------------
NET ASSETS.............................................................      $  617,269,465
                                                                             ==============
NET ASSET VALUE, per share.............................................      $        52.42
                                                                             ==============
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share)..........................................          11,775,000
                                                                             ==============
Investments, at cost...................................................      $  586,674,121
                                                                             ==============
Premiums received on options contracts written.........................      $    1,193,338
                                                                             ==============


Page 12                 See Notes to Financial Statements


FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2023 (UNAUDITED)


INVESTMENT INCOME:
Dividends..............................................................      $    6,917,834
                                                                             --------------
Total investment income................................................           6,917,834
                                                                             --------------
EXPENSES:
Investment advisory fees...............................................           2,118,005
                                                                             --------------
Total expenses.........................................................           2,118,005
                                                                             --------------
NET INVESTMENT INCOME (LOSS)...........................................           4,799,829
                                                                             --------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................         (27,139,455)
   In-kind redemptions.................................................          10,497,088
   Written options contracts...........................................           2,683,140
                                                                             --------------
Net realized gain (loss)...............................................         (13,959,227)
                                                                             --------------
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................          42,322,766
   Written options contracts...........................................             551,378
                                                                             --------------
Net change in unrealized appreciation (depreciation)...................          42,874,144
                                                                             --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................          28,914,917
                                                                             --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................      $   33,714,746
                                                                             ==============


                        See Notes to Financial Statements                Page 13


FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SIX MONTHS
                                                                                 ENDED                YEAR
                                                                               4/30/2023             ENDED
                                                                              (UNAUDITED)          10/31/2022
                                                                           ------------------  ------------------
OPERATIONS:
Net investment income (loss)...........................................      $    4,799,829      $    6,971,178
Net realized gain (loss)...............................................         (13,959,227)         12,015,289
Net change in unrealized appreciation (depreciation)...................          42,874,144         (47,292,895)
                                                                             --------------      --------------
Net increase (decrease) in net assets resulting from operations........          33,714,746         (28,306,428)
                                                                             --------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations..................................................         (11,518,043)        (17,788,530)
                                                                             --------------      --------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold..............................................         133,058,140         343,702,208
Cost of shares redeemed................................................         (44,552,905)        (85,454,751)
                                                                             --------------      --------------
Net increase (decrease) in net assets resulting from
   shareholder transactions............................................          88,505,235         258,247,457
                                                                             --------------      --------------
Total increase (decrease) in net assets................................         110,701,938         212,152,499

NET ASSETS:
Beginning of period....................................................         506,567,527         294,415,028
                                                                             --------------      --------------
End of period..........................................................      $  617,269,465      $  506,567,527
                                                                             ==============      ==============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period................................          10,075,000           5,375,000
Shares sold............................................................           2,550,000           6,400,000
Shares redeemed........................................................            (850,000)         (1,700,000)
                                                                             --------------      --------------
Shares outstanding, end of period......................................          11,775,000          10,075,000
                                                                             ==============      ==============


Page 14                 See Notes to Financial Statements


FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                             SIX MONTHS
                                                ENDED                      YEAR ENDED OCTOBER 31,                      PERIOD
                                              4/30/2023     ----------------------------------------------------       ENDED
                                             (UNAUDITED)       2022         2021         2020            2019      10/31/2018 (a)
                                            -------------   ----------   ----------   ----------      ----------   --------------
Net asset value, beginning of period.......   $   50.28      $  54.77     $  42.40     $  44.69        $  40.28       $  40.00
                                              ---------      --------     --------     --------        --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...............        0.47          0.81         0.73         0.81 (b)        0.74 (b)       0.43 (b)
Net realized and unrealized gain (loss)....        2.71         (3.28)       13.57        (1.35) (c)       5.52           0.70 (c)
                                              ---------      --------     --------     --------        --------       --------
Total from investment operations...........        3.18         (2.47)       14.30        (0.54)           6.26           1.13
                                              ---------      --------     --------     --------        --------       --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income......................       (1.04)        (1.45)       (0.58)       (1.75)          (1.57)         (0.40)
Net realized gain..........................          --         (0.57)       (1.35)          --           (0.29)         (0.46)
                                              ---------      --------     --------     --------        --------       --------
Total distributions........................       (1.04)        (2.02)       (1.93)       (1.75)          (1.86)         (0.86)
                                              ---------      --------     --------     --------        --------       --------
CAPITAL SHARE TRANSACTIONS:
Transaction fees (Note 8)..................          --            --           --         0.00 (b) (d)    0.01 (b)       0.01 (b)
                                              ---------      --------     --------     --------        --------       --------
Net asset value, end of period.............   $   52.42      $  50.28     $  54.77     $  42.40        $  44.69       $  40.28
                                              =========      ========     ========     ========        ========       ========
TOTAL RETURN (e)...........................        6.38%        (4.52)%      34.14%       (0.93)%         15.98%          2.84%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).......   $ 617,269      $506,568     $294,415     $ 66,778        $ 43,574       $ 19,134
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets..................................        0.75% (f)     0.75%        0.75%        0.75%           0.75%          0.75% (f)
Ratio of net investment income (loss) to
   average net assets......................        1.70% (f)     1.55%        1.65%        1.89%           1.75%          1.73% (f)
Portfolio turnover rate (g)................          31%           55%          62%          86%             83%            50%


(a)   Inception date is March 26, 2018, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Based on average shares outstanding.

(c)   Realized and unrealized gains (losses) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the
      Statement of Operations due to share transactions for the period. (d)
      Amount is less than $0.01.

(e)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(f)   Annualized.

(g)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 15


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)
                           APRIL 30, 2023 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of fourteen funds that are offering shares. This report covers the FT Cboe Vest S&P 500(R) Dividend Aristocrats Target Income
ETF(R) (the "Fund"), which trades under the ticker "KNG" on the Cboe BZX
Exchange, Inc. ("Cboe BZX"). The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units."

The Fund's investment objective seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Cboe S&P 500(R) Dividend Aristocrats Target Income Index
Monthly Series (the "Index"). The Fund will normally invest at least 80% of its total assets (including investment borrowings) in the common stocks and call options that comprise the Index. The Index's primary goal is to generate an annualized level of income from stock dividends and option premiums that is approximately 3% over the annual dividend yield of the S&P 500(R) Index and the
Index's secondary goal is to generate capital appreciation based on the price returns of the equity securities contained in the Index.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing
Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First
Trust" or the "Advisor"), in accordance with valuation procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The
Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the
      London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.

      Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. Over-the-counter options contracts are valued at the mean of their most recent and asked price, if available, and otherwise at their closing bid price.

      Securities traded in an over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their last trade price.

      Shares of open-end funds are valued based on NAV per share.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

    FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)
                           APRIL 30, 2023 (UNAUDITED)

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor's Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the last sale price on the exchange on which they are
                  principally traded or, for Nasdaq and AIM securities, the
                  official closing price;

            2)    the type of security;

            3)    the size of the holding;

            4)    the initial cost of the security;

            5)    transactions in comparable securities;

            6)    price quotes from dealers and/or third-party pricing services;

            7)    relationships among various securities;

            8)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

            9)    an analysis of the issuer's financial statements;

           10)   the existence of merger proposals or tender offers that might affect the value of the security; and

           11)   other relevant factors

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2023, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date.

C. OPTIONS CONTRACTS

The Fund will employ a "partial covered call strategy," meaning that covered calls will be written on a notional value of no more than 20% of the value of each underlying stock contained in the S&P 500(R) Dividend Aristocrats Index
(the "Aristocrat Stocks"), such that the short position in each call option is
"covered" by a portion of the corresponding Aristocrat Stock held by the Fund to generate income. A written (sold) call option gives the seller the obligation to sell shares of the underlying asset at a specified price ("strike price") at a specified date ("expiration date"). The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In the event the underlying asset appreciates above the strike price as of the expiration date,

                                                                         Page 17


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

    FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)
                           APRIL 30, 2023 (UNAUDITED)

the writer (seller) of the call option will have to pay the difference between the value of the underlying asset and the strike price (which loss is offset by the premium initially received), and in the event the underlying asset declines in value, the call option may end up worthless and the writer (seller) of the call option retains the premium.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in "Options contracts written, at value" on the
Statement of Assets and Liabilities. Options are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities, and the remaining time to the option's expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes.
Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. Any gain or loss on written options would be included in "Net realized gain (loss) on written options contracts" on the Statement of Operations. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid quarterly by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal year ended October 31,
2022 was as follows:

Distributions paid from:
Ordinary income.................................      $   17,742,155
Capital gains...................................              46,375
Return of capital...............................                  --

As of October 31, 2022, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income...................      $           --
Accumulated capital and other gain (loss).......                  --
Net unrealized appreciation (depreciation)......         (38,989,032)

E. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2019,
2020, 2021, and 2022 remain open to federal and state audit. As of April 30,
2023, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

    FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)
                           APRIL 30, 2023 (UNAUDITED)

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2022, the
Fund had no capital loss carryforwards for federal income tax purposes.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2022, the Fund had no net late year ordinary or capital losses.

As of April 30, 2023, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:


                                 Gross              Gross          Net Unrealized
                               Unrealized         Unrealized        Appreciation
             Tax Cost         Appreciation      (Depreciation)     (Depreciation)
         ----------------   ----------------   ----------------   ----------------
         $   585,480,783    $     43,942,405   $    (14,251,013)  $     29,691,392


F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

First Trust is responsible for the expenses of the Fund including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees (if any), but excluding fee payments under the
Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. Effective
November 1, 2022, the annual unitary management fee payable by the Fund to First
Trust for these services will be reduced at certain levels of the Fund's net assets ("breakpoints") and calculated pursuant to the schedule below:


                               Breakpoints
-------------------------------------------------------------------------
Fund net assets up to and including $2.5 billion                              0.75000%
Fund net assets greater than $2.5 billion up to and including $5 billion      0.73125%
Fund net assets greater than $5 billion up to and including $7.5 billion      0.71250%
Fund net assets greater than $7.5 billion up to and including $10 billion     0.69375%
Fund net assets greater than $10 billion                                      0.67500%


Prior to November 1, 2022, the Fund paid First Trust an annual unitary management fee equal to 0.75% of its average daily net assets.

Cboe Vest(SM) Financial LLC ("Cboe Vest"), an affiliate of First Trust, serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First
Trust's supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Fund, and the Advisor, and the Investment
Sub-Advisory Agreement among the Trust, on behalf of the Fund, the Advisor and
Cboe Vest, First Trust will supervise Cboe Vest and its management of the investment of the Fund's assets and will pay Cboe Vest for its services as the
Fund's sub-advisor. Cboe Vest receives a sub-advisory fee equal to 0.20% of the average daily net assets of the Fund. Cboe Vest's fee is paid by the Advisor out of its management fee.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

                                                                         Page 19


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

    FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)
                           APRIL 30, 2023 (UNAUDITED)

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, target outcome fund or an index fund.

Additionally, the Lead Independent Trustee and the Chairs of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2023, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $174,852,127 and $176,530,338, respectively.

For the six months ended April 30, 2023, the cost of in-kind purchases and proceeds from in-kind sales were $132,945,897 and $41,977,489, respectively.

                           5. DERIVATIVE TRANSACTIONS

The following table presents the types of derivatives held by the Fund at April
30, 2023, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.


                                     ASSET DERIVATIVES                       LIABILITY DERIVATIVES
                          ----------------------------------------   --------------------------------------
DERIVATIVE    RISK          STATEMENT OF ASSETS AND                   STATEMENT OF ASSETS AND
INSTRUMENTS   EXPOSURE        LIABILITIES LOCATION        VALUE         LIABILITIES LOCATION       VALUE
-----------   ---------   ----------------------------  ----------   --------------------------  ----------
Options       Equity                   --               $       --   Options contracts written,
              Risk                                                   at value                    $1,384,970


The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2023, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.


STATEMENT OF OPERATIONS LOCATION
--------------------------------------------------------------------------------
EQUITY RISK EXPOSURE
Net realized gain (loss) on written options contracts             $ 2,683,140
Net change in unrealized appreciation (depreciation) on
   written options contracts                                          551,378


During the six months ended April 30, 2023, the premiums for written options contracts opened were $6,491,835 and the premiums for written options contracts closed, exercised and expired were $6,192,952.

                      6. OFFSETTING ASSETS AND LIABILITIES

The Fund is subject to a Master Netting Arrangement, which governs the terms of certain transactions with select counterparties. The Master Netting Arrangement allows the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangement also specifies collateral posting arrangements at pre-arranged exposure levels. Under the
Master Netting Arrangement, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place)
governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and type of Master Netting Arrangement.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

    FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)
                           APRIL 30, 2023 (UNAUDITED)

The following is a summary of the Statement of Assets and Liabilities subject to offsetting in the Fund as of the end of the reporting period:


                                                                 NET AMOUNT       GROSS AMOUNT NOT OFFSET
                                                GROSS AMOUNT   OF LIABILITIES      IN THE STATEMENT OF
                                     GROSS      OFFSET IN THE   PRESENTED IN        ASSETS AND LIABILITIES
                                   AMOUNT OF    STATEMENT OF   THE STATEMENT   ------------------------------
DESCRIPTION/                       RECOGNIZED    ASSETS AND    OF ASSETS AND     FINANCIAL    CASH COLLATERAL      NET
COUNTERPARTY                      LIABILITIES    LIABILITIES    LIABILITIES     INSTRUMENTS       PLEDGED        AMOUNT
--------------------------------  ------------  -------------  --------------  -------------  ---------------  -----------
Written Options
   Societe Generale               $  1,384,970  $          --  $    1,384,970  $  (1,384,970) $            --  $        --


In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.

                 7. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with the Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, the Fund publishes through the National Securities
Clearing Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An
Authorized Participant that wishes to effectuate a creation of the Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the
Fund's shares in return for those assets. After purchasing a Creation Unit, the
Authorized Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund's shares at or close to the
NAV per share of the Fund.

The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

The Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an
Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              8. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2024.

                                                                         Page 21


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

    FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)
                           APRIL 30, 2023 (UNAUDITED)

                               9. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                             10. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were the following subsequent events:

On May 23, 2023, the Advisor's Pricing Committee approved changes to the
Advisor's Valuation Procedures for the First Trust Funds, including clarifications to certain pricing methodologies. These changes will be reflected in future reports' Notes to Financial Statements.

Effective on or about July 24, 2023, the index that the Fund seeks to track (the
"Index") will change as follows. The Index will seek to generate an annualized level of income from stock dividends and option premiums that is approximately
8% over the annual dividend yield of the S&P 500(R) Index. Additionally, the 20%
notional value cap on the Covered Calls written by the Index will be removed, and the Covered Calls will be typically written on a notional value less than the total value of each underlying Aristocrat Stock, such that the short position in each call option is "covered" by a portion of the corresponding
Aristocrat Stock held by the Index. In connection with the Index changes described above, the distribution frequency for the Fund will change from quarterly to monthly.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

    FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)
                           APRIL 30, 2023 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

                                                                         Page 23


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

    FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)
                           APRIL 30, 2023 (UNAUDITED)

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight
Financing Rate ("SOFR") will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

    FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)
                           APRIL 30, 2023 (UNAUDITED)

same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February
2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia,
Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the
U.S. has resumed "reasonably" normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund's portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund's shares and result in increased market volatility. During any such events, a fund's shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund's shares may widen.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

PREFERRED SECURITIES RISK. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company's capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date.
Preferred securities may also be substantially less liquid than other securities, including common stock.

VALUATION RISK. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions

                                                                         Page 25


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

    FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)
                           APRIL 30, 2023 (UNAUDITED)

(sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots.
If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.

            NOT FDIC INSURED   NOT BANK GUARANTEED   MAY LOSE VALUE

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund and each other fund in the First Trust Fund
Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First
Trust Funds has appointed First Trust Advisors L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First
Trust Liquidity Committee (the "Liquidity Committee").

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity
Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

At the April 17, 2023 meeting of the Board of Trustees, as required by Rule
22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 17, 2022 through the Liquidity Committee's annual meeting held on March 23, 2023 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted any highly liquid investment minimum.

As stated in the written report, during the review period, two funds breached the 15% limitation on illiquid investments for one day each, as a result of an unscheduled week-long closure of the stock exchange in Istanbul following devastating earthquakes in February, causing all Turkish equities to be re-classified as "illiquid" for one day. Each fund filed a Form N-RN on the day after the breach occurred, and one day later after the breach was cured. No fund with a highly liquid investment minimum breached that minimum during the reporting period. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

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

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

FIRST TRUST

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
Cboe Vest(SM) Financial LLC
8350 Broad Street, Suite 240
McLean, VA 22102

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund IV

--------------------------------------------------------------------------------

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)

----------------------------
     Semi-Annual Report
  For the Six Months Ended
       April 30, 2023
----------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

       FIRST TRUST LIMITED DURATION INVESTMENT GRADE CORPORATE ETF (FSIG)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2023

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as
"anticipate," "estimate," "intend," "expect," "believe," "plan," "may,"
"should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust Limited Duration Investment Grade Corporate ETF;
hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the
Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

       FIRST TRUST LIMITED DURATION INVESTMENT GRADE CORPORATE ETF (FSIG)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2023

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the First
Trust Limited Duration Investment Grade Corporate ETF (the "Fund"), which contains detailed information about the Fund for the six months ended April 30,
2023.

It pleases me to write that on May 5, 2023, the World Health Organization officially declared that the coronavirus ("COVID-19") pandemic no longer qualified as a global health emergency. While the virus officially no longer poses an immediate threat, its full impact on the world economy remains to be seen, in my opinion. Recall, if you will, those early days of the pandemic;
companies sent workers home, consumers were afraid or unwilling to leave their homes, supply chains dried up, and grocery shelves were left bare. Hoping to provide relief to their constituents and to bolster economic activity, governments across the globe funneled trillions of dollars in stimulus directly into the hands of their citizens. Unfortunately, economist Milton Friedman's age-old economic adage "there's no such thing as a free lunch" still holds. As a result of the U.S. government stimulus, gross domestic product rebounded quickly, but so did inflation.

As many investors are aware, the Federal Reserve (the "Fed") has been locked in a battle with stubbornly high inflation for several years now. Inflation, as measured by the trailing 12-month rate of change in the Consumer Price Index
("CPI"), surged from 1.4% on December 31, 2020, to 9.1% as of June 30, 2022.
Since then, the trailing rate on the CPI has come down, but remains elevated. On
April 30, 2023, the CPI stood at 4.9%, well above the Fed's goal of 2.0%.
Surging prices have not been restricted to the U.S. Headline inflation rates in each of the countries that make up the so-called Group of Ten (G-10) stand above the targets set by their central banks, according to data from Bloomberg.

From the Fed's perspective, monetary policy is the most efficient means to combat rising prices. From December 31, 2020 through May 3, 2023, the Fed increased the Federal Funds target rate (upper bound) a total of ten times, raising the rate from 0.25% to 5.25%. As mentioned, tighter monetary policy resulted in a decrease in the CPI, but there have been casualties in the Fed's battle with rising prices. The most recent banking turmoil is one example.
Another is the spike in mortgage rates. According to Bankrate, the national average for a 30-year mortgage stood at just 2.87% on December 31, 2020. As of
May 1, 2023, the average 30-year mortgage rate had surged to 6.88%. Not all the news is negative, however. Driven by a strong U.S. labor market, consumer spending remained robust in April 2023. Notably, American corporations added
253,000 jobs during the month, and the unemployment rate stood at a 53-year low.
Bob Carey, Chief Market Strategist at First Trust, recently summed up the current situation, noting that "we're not out of the woods yet." That said, even the most difficult situations don't last forever. In my opinion, like the
COVID-19 pandemic, inflation, and the tighter monetary policy it ushered in, will pass with time.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST LIMITED DURATION INVESTMENT GRADE CORPORATE ETF (FSIG)

The First Trust Limited Duration Investment Grade Corporate ETF's (the "Fund")
primary investment objective is to deliver current income. Under normal market conditions, the Fund seeks to achieve its objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade corporate debt securities. Corporate debt securities are debt obligations issued by businesses to finance their operations. Notes, bonds, loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary differences being their maturities and secured or unsecured status.
Commercial paper has the shortest term and is usually unsecured. Corporate debt securities may have fixed or floating interest rates. The corporate debt securities in which the Fund may invest may include senior loans and covenant-lite loans.

At least 80% of the Fund's net assets will be invested in corporate debt securities that are, at the time of purchase, investment grade (i.e., rated
Baa3/BBB- or above) by at least one nationally recognized statistical rating organization ("NRSRO") rating such securities, or if unrated, debt securities determined by the Fund's investment advisor to be of comparable quality. In the case of a split rating between one or more of the NRSROs, the Fund will consider the highest rating. For an unrated security to be considered investment grade, the Fund's investment advisor will consider, at the time of purchase, whether such security is of comparable quality based on fundamental credit analysis of the unrated security and comparable securities that are rated by an NRSRO.

Although the Fund intends to invest primarily in investment grade corporate debt securities, the Fund may invest up to 20% of its net assets (plus any borrowings for investment purposes) in debt securities of any credit quality, including senior loans and other debt securities that are below investment grade, which are also known as high yield securities, or commonly referred to as "junk"
bonds, or unrated securities that have not been judged by the Fund's investment advisor to be of comparable quality to rated investment grade securities. The
Fund is classified as "non-diversified" under the Investment Company Act of
1940, as amended. The Fund's investments will be concentrated (i.e., invest more than 25% of Fund assets) in the industries or group of industries comprising the financials sector.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           AVERAGE ANNUAL           CUMULATIVE
                                                                                           TOTAL RETURNS           TOTAL RETURNS
                                                        6 Months Ended   1 Year Ended   Inception (11/17/21)   Inception (11/17/21)
                                                           4/30/23         4/30/23           to 4/30/23             to 4/30/23
FUND PERFORMANCE
NAV*                                                        4.43%           2.44%              -1.47%                 -2.13%
Market Price                                                4.43%           2.54%              -1.37%                 -1.97%

INDEX PERFORMANCE
Bloomberg US Corporate Bond 1-5 Year Index                  4.71%           1.81%              -2.34%                 -3.37%
------------------------------------------------------------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the period indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the period indicated. The total returns would have been lower if certain fees had not been waived by the Advisor.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Since shares of the
Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the
Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

-----------------------------
*     On January 3, 2023, the fair value methodology used to value the senior loan investments held by the Fund was changed. Prior to that date, the senior loans were valued using the bid side price provided by a pricing service. After such date, the senior loans were valued using the midpoint between the bid and ask price provided by a pricing service. The change in the Fund's fair value methodology on January 3, 2023, resulted in a one-time increase in the Fund's net asset value of approximately $0.003 per share on that date, which represented a positive impact on the Fund's performance of 0.01%. Without the change to the pricing methodology, the performance of the Fund on a NAV basis would have been 4.38%, 2.38%,
      -1.51% and -2.18%, in the six-months, one-year, since inception average annual, and since inception cumulative periods ended April 30, 2023, respectively.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LIMITED DURATION INVESTMENT GRADE CORPORATE ETF (FSIG)

---------------------------------------------------------------
                                            % OF TOTAL
                                             LONG-TERM
INDUSTRY CLASSIFICATION                   INVESTMENTS(1)
---------------------------------------------------------------
Banking                                         20.7%
Technology                                      12.2
Healthcare                                      12.1
Pharmaceuticals                                  8.8
Food and Beverage                                7.8
Health Insurance                                 7.1
Wireless                                         5.9
Environmental                                    4.3
Cable Satellite                                  4.1
Property & Casualty Insurance                    3.6
Electric                                         2.9
Brokerage Assetmanagers Exchanges                1.9
Aerospace/Defense                                1.7
Wirelines                                        1.6
Construction Machinery                           1.5
Packaging                                        1.2
Other Utility                                    0.9
Gaming                                           0.4
Restaurants                                      0.3
Midstream                                        0.2
Consumer Products                                0.2
Railroads                                        0.2
Paper                                            0.2
Lodging                                          0.1
Consumer Cyclical Services                       0.1
Retailers                                        0.0*
                                               -------
   Total                                       100.0%
                                               =======

---------------------------------------------------------------
                                            % OF TOTAL
                                             LONG-TERM
ASSET CLASSIFICATION                      INVESTMENTS(1)
---------------------------------------------------------------
Corporate Bonds and Notes                       87.9%
Foreign Corporate Bonds and Notes                6.2
Senior Floating-Rate Loan Interests              5.9
                                              -------
   Total                                       100.0%
                                              =======

* Amount is less than 0.1%.

---------------------------------------------------------------
                                         % OF SENIOR LOANS
                                          AND OTHER DEBT
CREDIT QUALITY(2)                          SECURITIES(1)
---------------------------------------------------------------
AA                                               1.3%
AA-                                             13.5
A+                                               9.2
A                                               10.0
A-                                              19.8
BBB+                                            17.7
BBB                                             13.8
BBB-                                            13.2
BB+                                              1.2
BB-                                              0.3
                                              -------
   Total                                       100.0%
                                              =======

---------------------------------------------------------------
                                            % OF TOTAL
                                             LONG-TERM
TOP 10 ISSUERS                            INVESTMENTS(1)
---------------------------------------------------------------
Bank of America Corp.                            3.9%
JPMorgan Chase & Co.                             3.6
Elevance Health, Inc.                            2.6
Crown Castle, Inc.                               2.4
T-Mobile USA, Inc.                               2.3
Morgan Stanley                                   2.3
Waste Management, Inc.                           2.2
Zoetis, Inc.                                     2.1
Republic Services, Inc.                          2.1
Comcast Corp.                                    2.1
                                              -------
      Total                                     25.6%
                                              =======

-----------------------------

(1)   Percentages are based on long-term positions. Commercial paper is excluded.

(2)   The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody's Investors
      Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1 to C for short-term ratings. Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares.
      Credit ratings are subject to change.

                                                                          Page 3


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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LIMITED DURATION INVESTMENT GRADE CORPORATE ETF (FSIG)


         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
             NOVEMBER 17, 2021 - APRIL 30, 2023

            First Trust Limited      Bloomberg U.S.
            Duration Investment      Corporate Bond
            Grade Corporate ETF      1-5 Year Index
11/17/21          $10,000               $10,000
4/30/22             9,554                 9,491
10/31/22            9,372                 9,228
4/30/23             9,787                 9,663


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


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PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

       FIRST TRUST LIMITED DURATION INVESTMENT GRADE CORPORATE ETF (FSIG)
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2023 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust") is the investment advisor to the First
Trust Limited Duration Investment Grade Corporate ETF (the "Fund" or "FSIG"). In
this capacity, First Trust is responsible for the selection and ongoing monitoring of the investments in the Fund's portfolio and certain other services necessary for the management of the portfolio.

                           PORTFOLIO MANAGEMENT TEAM

WILLIAM HOUSEY, CFA - MANAGING DIRECTOR OF FIXED INCOME AND SENIOR PORTFOLIO
   MANAGER OF FIRST TRUST

TODD LARSON, CFA - SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER OF FIRST TRUST

ERIC R. MAISEL, CFA - SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER OF FIRST TRUST

JEFFREY SCOTT, CFA - SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER OF FIRST TRUST

NATHAN SIMONS, CFA - VICE PRESIDENT AND PORTFOLIO MANAGER OF FIRST TRUST

SCOTT SKOWRONSKI, CFA - SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER OF FIRST
   TRUST

The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. William Housey, Todd Larson, Eric R. Maisel, Jeffrey
Scott, and Nathan Simons have served as a part of the portfolio management team of the Fund since November, 2021. Scott Skowronski has served as part of the portfolio management team of the Fund since November, 2022.

                                                                          Page 5


FIRST TRUST LIMITED DURATION INVESTMENT GRADE CORPORATE ETF (FSIG)

UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2023 (UNAUDITED)

As a shareholder of First Trust Limited Duration Investment Grade Corporate ETF
(the "Fund"), you incur two types of costs: (1) transaction costs; and (2)
ongoing costs, including management fees, distribution and/or service (12b-1)
fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2023.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


----------------------------------------------------------------------------------------------------------------------------
                                                                                            ANNUALIZED
                                                                                           EXPENSE RATIO       EXPENSES PAID
                                                    BEGINNING             ENDING           BASED ON THE         DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE       NUMBER OF DAYS         SIX-MONTH
                                                 NOVEMBER 1, 2022     APRIL 30, 2023     IN THE PERIOD (a)      PERIOD (b)
----------------------------------------------------------------------------------------------------------------------------
FIRST TRUST LIMITED DURATION INVESTMENT GRADE CORPORATE ETF (FSIG)
Actual                                              $1,000.00           $1,044.30              0.45%               $2.28
Hypothetical (5% return before expenses)            $1,000.00           $1,022.56              0.45%               $2.26


(a)   These expense ratios reflect expense waivers. See Note 3 in the Notes to
      Financial Statements.

(b)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (November 1,
      2022 through April 30, 2023), multiplied by 181/365 (to reflect the six-month period).


FIRST TRUST LIMITED DURATION INVESTMENT GRADE CORPORATE ETF (FSIG)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
CORPORATE BONDS AND NOTES -- 78.4%
                  AEROSPACE/DEFENSE -- 1.5%
$         50,000  L3Harris Technologies, Inc......................................      3.85%       06/15/23    $         49,911
          40,000  L3Harris Technologies, Inc......................................      3.85%       12/15/26              38,885
       1,300,000  Lockheed Martin Corp............................................      5.10%       11/15/27           1,353,152
       8,310,000  Northrop Grumman Corp...........................................      2.93%       01/15/25           8,062,768
                                                                                                                ----------------
                                                                                                                       9,504,716
                                                                                                                ----------------
                  BANKING -- 16.2%
       6,750,000  Bank of America Corp. (a).......................................      5.08%       01/20/27           6,741,728
       1,895,000  Bank of America Corp. (a).......................................      5.20%       04/25/29           1,908,724
       5,250,000  Bank of America Corp., Global Medium-Term Note..................      3.50%       04/19/26           5,105,664
         145,000  Bank of America Corp., Medium-Term Note.........................      4.13%       01/22/24             143,805
       2,750,000  Bank of America Corp., Medium-Term Note.........................      3.88%       08/01/25           2,691,557
       5,250,000  Bank of America Corp., Medium-Term Note (a).....................      4.95%       07/22/28           5,235,107
       5,150,000  Bank of New York Mellon (The) Corp. (a).........................      4.41%       07/24/26           5,091,744
       1,000,000  Bank of New York Mellon (The) Corp. (a).........................      4.95%       04/26/27           1,007,798
         125,000  Bank of New York Mellon (The) Corp., Medium-Term Note (a).......      3.43%       06/13/25             122,444
       2,500,000  Bank of New York Mellon (The) Corp., Medium-Term Note (a).......      5.22%       11/21/25           2,505,245
       5,000,000  Goldman Sachs Group (The), Inc..................................      3.00%       03/15/24           4,895,388
       3,000,000  Goldman Sachs Group (The), Inc..................................      5.70%       11/01/24           3,027,922
       1,000,000  Goldman Sachs Group (The), Inc. (a).............................      3.27%       09/29/25             967,947
       7,800,000  JPMorgan Chase & Co.............................................      3.90%       07/15/25           7,688,875
       5,750,000  JPMorgan Chase & Co.............................................      3.30%       04/01/26           5,572,355
       7,000,000  JPMorgan Chase & Co. (a)........................................      4.85%       07/25/28           7,023,674
       7,500,000  Morgan Stanley (a)..............................................      5.05%       01/28/27           7,524,505
       3,250,000  Morgan Stanley, Global Medium-Term Note.........................      4.00%       07/23/25           3,204,904
       2,000,000  Morgan Stanley Bank NA..........................................      4.75%       04/21/26           2,011,217
       5,000,000  PNC Financial Services Group (The), Inc. (a)....................      4.76%       01/26/27           4,947,226
       1,000,000  PNC Financial Services Group (The), Inc.........................      3.15%       05/19/27             941,455
       5,234,000  State Street Corp. (a)..........................................      4.86%       01/26/26           5,228,614
       4,250,000  State Street Corp. (a)..........................................      5.82%       11/04/28           4,443,818
       4,000,000  Truist Financial Corp., Medium-Term Note (a)....................      4.87%       01/26/29           3,918,783
       3,000,000  US Bancorp (a)..................................................      5.73%       10/21/26           3,022,759
       4,000,000  Wells Fargo & Co................................................      3.00%       10/23/26           3,767,486
       2,750,000  Wells Fargo & Co., Medium-Term Note.............................      3.55%       09/29/25           2,675,816
       1,250,000  Wells Fargo & Co., Medium-Term Note (a).........................      2.41%       10/30/25           1,196,395
                                                                                                                ----------------
                                                                                                                     102,612,955
                                                                                                                ----------------
                  BROKERAGE ASSETMANAGERS EXCHANGES -- 1.7%
       7,000,000  Intercontinental Exchange, Inc..................................      4.00%       09/15/27           6,929,671
       3,790,000  LPL Holdings, Inc. (b)..........................................      4.63%       11/15/27           3,584,658
                                                                                                                ----------------
                                                                                                                      10,514,329
                                                                                                                ----------------
                  CABLE SATELLITE -- 2.0%
       1,000,000  Charter Communications Operating LLC / Charter
                     Communications Operating Capital.............................      4.91%       07/23/25             990,940
         150,000  Comcast Corp....................................................      3.95%       10/15/25             148,288
      10,000,000  Comcast Corp....................................................      5.25%       11/07/25          10,210,823
       1,250,000  Comcast Corp....................................................      5.35%       11/15/27           1,301,874
                                                                                                                ----------------
                                                                                                                      12,651,925
                                                                                                                ----------------
                  CONSTRUCTION MACHINERY -- 1.3%
       4,000,000  Caterpillar Financial Services Corp.............................      4.80%       01/06/26           4,064,837
         100,000  John Deere Capital Corp., Medium-Term Note......................      4.05%       09/08/25              99,417


                        See Notes to Financial Statements                 Page 7


FIRST TRUST LIMITED DURATION INVESTMENT GRADE CORPORATE ETF (FSIG)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
CORPORATE BONDS AND NOTES (CONTINUED)
                  CONSTRUCTION MACHINERY (CONTINUED)
$      4,000,000  John Deere Capital Corp., Medium-Term Note......................      4.80%       01/09/26    $      4,062,474
                                                                                                                ----------------
                                                                                                                       8,226,728
                                                                                                                ----------------
                  CONSUMER CYCLICAL SERVICES -- 0.0%
         300,000  Expedia Group, Inc. (b).........................................      6.25%       05/01/25             303,690
                                                                                                                ----------------
                  CONSUMER PRODUCTS -- 0.2%
       1,000,000  Kenvue, Inc. (b)................................................      5.35%       03/22/26           1,027,089
                                                                                                                ----------------
                  ELECTRIC -- 2.6%
       3,800,000  AEP Transmission Co. LLC........................................      3.10%       12/01/26           3,637,982
       2,189,000  Duke Energy Carolinas LLC.......................................      2.95%       12/01/26           2,084,451
         425,000  FirstEnergy Transmission LLC (b)................................      4.35%       01/15/25             418,801
       2,250,000  Florida Power & Light Co........................................      5.05%       04/01/28           2,331,176
         125,000  Pacific Gas and Electric Co.....................................      3.25%       02/16/24             122,395
          25,000  Pacific Gas and Electric Co.....................................      4.95%       06/08/25              24,751
          25,000  Pacific Gas and Electric Co.....................................      5.45%       06/15/27              24,854
       5,000,000  Trans-Allegheny Interstate Line Co. (b).........................      3.85%       06/01/25           4,874,389
       1,550,000  Virginia Electric and Power Co., Series A.......................      3.10%       05/15/25           1,497,485
       1,550,000  Virginia Electric and Power Co., Series B.......................      3.75%       05/15/27           1,518,912
         150,000  WEC Energy Group, Inc...........................................      5.00%       09/27/25             150,882
                                                                                                                ----------------
                                                                                                                      16,686,078
                                                                                                                ----------------
                  ENVIRONMENTAL -- 3.8%
       8,250,000  Republic Services, Inc..........................................      3.20%       03/15/25           8,030,849
       1,550,000  Republic Services, Inc..........................................      2.90%       07/01/26           1,481,549
       2,350,000  Republic Services, Inc..........................................      4.88%       04/01/29           2,399,540
       4,937,000  Waste Management, Inc...........................................      3.50%       05/15/24           4,862,624
       5,621,000  Waste Management, Inc...........................................      3.13%       03/01/25           5,483,869
       2,000,000  Waste Management, Inc...........................................      3.15%       11/15/27           1,914,407
                                                                                                                ----------------
                                                                                                                      24,172,838
                                                                                                                ----------------
                  FOOD AND BEVERAGE -- 5.9%
       7,000,000  Anheuser-Busch Cos. LLC / Anheuser-Busch InBev
                     Worldwide, Inc...............................................      3.65%       02/01/26           6,884,167
       3,000,000  Conagra Brands, Inc.............................................      4.30%       05/01/24           2,970,825
       6,500,000  Constellation Brands, Inc.......................................      4.75%       12/01/25           6,524,623
         421,000  Constellation Brands, Inc.......................................      5.00%       02/02/26             419,822
       1,000,000  Constellation Brands, Inc.......................................      4.35%       05/09/27             992,548
       2,975,000  Keurig Dr Pepper, Inc...........................................      2.55%       09/15/26           2,775,688
       2,000,000  Keurig Dr Pepper, Inc...........................................      3.43%       06/15/27           1,926,494
       3,000,000  McCormick & Co., Inc............................................      3.40%       08/15/27           2,863,456
       2,825,000  Molson Coors Beverage Co........................................      3.00%       07/15/26           2,683,400
       2,500,000  Nestle Holdings, Inc. (b).......................................      5.25%       03/13/26           2,572,490
       2,500,000  Nestle Holdings, Inc. (b).......................................      5.00%       03/14/28           2,601,333
       4,000,000  PepsiCo, Inc....................................................      4.55%       02/13/26           4,060,106
                                                                                                                ----------------
                                                                                                                      37,274,952
                                                                                                                ----------------
                  GAMING -- 0.3%
         100,000  VICI Properties, L.P. / VICI Note Co., Inc. (b).................      3.50%       02/15/25              96,206
       2,050,000  VICI Properties, L.P. / VICI Note Co., Inc. (b).................      4.63%       06/15/25           1,993,291
          75,000  VICI Properties, L.P. / VICI Note Co., Inc. (b).................      4.25%       12/01/26              71,557
                                                                                                                ----------------
                                                                                                                       2,161,054
                                                                                                                ----------------


Page 8                  See Notes to Financial Statements


FIRST TRUST LIMITED DURATION INVESTMENT GRADE CORPORATE ETF (FSIG)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
CORPORATE BONDS AND NOTES (CONTINUED)
                  HEALTH INSURANCE -- 6.3%
$      3,549,000  Aetna, Inc......................................................      3.50%       11/15/24    $      3,463,953
       5,325,000  Centene Corp....................................................      4.25%       12/15/27           5,093,469
       3,550,000  Elevance Health, Inc............................................      3.35%       12/01/24           3,464,876
       5,000,000  Elevance Health, Inc............................................      5.35%       10/15/25           5,070,192
         333,000  Elevance Health, Inc............................................      4.90%       02/08/26             332,556
       6,000,000  Elevance Health, Inc............................................      4.10%       03/01/28           5,915,843
       4,500,000  Humana, Inc.....................................................      4.50%       04/01/25           4,475,295
       2,000,000  Humana, Inc.....................................................      3.95%       03/15/27           1,945,457
         625,000  UnitedHealth Group, Inc.........................................      5.00%       10/15/24             628,566
       3,750,000  UnitedHealth Group, Inc.........................................      3.75%       07/15/25           3,699,042
       5,550,000  UnitedHealth Group, Inc.........................................      5.25%       02/15/28           5,802,575
                                                                                                                ----------------
                                                                                                                      39,891,824
                                                                                                                ----------------
                  HEALTHCARE -- 9.3%
         125,000  Abbott Laboratories.............................................      3.75%       11/30/26             124,659
       6,500,000  Alcon Finance Corp. (b).........................................      2.75%       09/23/26           6,124,462
         100,000  AmerisourceBergen Corp..........................................      3.40%       05/15/24              98,180
       1,550,000  Baxter International, Inc.......................................      1.32%       11/29/24           1,460,390
       3,500,000  Becton Dickinson & Co...........................................      3.73%       12/15/24           3,432,545
       3,000,000  Becton Dickinson & Co...........................................      3.70%       06/06/27           2,908,677
       1,250,000  Boston Scientific Corp..........................................      3.45%       03/01/24           1,231,710
       5,250,000  Cigna Group (The)...............................................      4.13%       11/15/25           5,185,034
       2,500,000  Cigna Group (The)...............................................      4.50%       02/25/26           2,495,386
       1,550,000  CVS Health Corp.................................................      3.88%       07/20/25           1,525,524
       2,000,000  CVS Health Corp.................................................      5.00%       02/20/26           2,024,199
       4,835,000  Danaher Corp....................................................      3.35%       09/15/25           4,724,194
       4,170,000  HCA, Inc........................................................      5.88%       02/15/26           4,236,445
       2,000,000  HCA, Inc........................................................      4.50%       02/15/27           1,965,453
       1,550,000  McKesson Corp...................................................      3.80%       03/15/24           1,529,885
       1,000,000  McKesson Corp...................................................      5.25%       02/15/26           1,000,630
       5,800,000  Stryker Corp....................................................      3.38%       11/01/25           5,622,915
       7,121,000  Thermo Fisher Scientific, Inc...................................      4.80%       11/21/27           7,320,824
       3,400,000  Zimmer Biomet Holdings, Inc.....................................      1.45%       11/22/24           3,220,654
       2,500,000  Zimmer Biomet Holdings, Inc.....................................      3.55%       04/01/25           2,434,224
                                                                                                                ----------------
                                                                                                                      58,665,990
                                                                                                                ----------------
                  LODGING -- 0.1%
          50,000  Hilton Domestic Operating Co., Inc. (b).........................      5.38%       05/01/25              49,972
         435,000  Hyatt Hotels Corp...............................................      5.38%       04/23/25             436,838
                                                                                                                ----------------
                                                                                                                         486,810
                                                                                                                ----------------
                  MIDSTREAM -- 0.2%
          50,000  Energy Transfer, L.P............................................      5.88%       01/15/24              49,994
          75,000  Energy Transfer, L.P............................................      2.90%       05/15/25              71,622
       1,250,000  Enterprise Products Operating LLC...............................      5.05%       01/10/26           1,271,116
                                                                                                                ----------------
                                                                                                                       1,392,732
                                                                                                                ----------------
                  OTHER UTILITY -- 0.8%
       5,000,000  American Water Capital Corp.....................................      3.85%       03/01/24           4,956,453
                                                                                                                ----------------
                  PACKAGING -- 1.1%
       7,000,000  Berry Global, Inc. (b)..........................................      5.50%       04/15/28           7,008,058
                                                                                                                ----------------
                  PAPER -- 0.2%
       1,000,000  Packaging Corp. of America......................................      3.40%       12/15/27             960,474
                                                                                                                ----------------


                        See Notes to Financial Statements                 Page 9


FIRST TRUST LIMITED DURATION INVESTMENT GRADE CORPORATE ETF (FSIG)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
CORPORATE BONDS AND NOTES (CONTINUED)
                  PHARMACEUTICALS -- 6.4%
$      2,700,000  AbbVie, Inc.....................................................      2.60%       11/21/24    $      2,607,420
       2,000,000  AbbVie, Inc.....................................................      3.80%       03/15/25           1,966,900
       1,550,000  AbbVie, Inc.....................................................      3.20%       05/14/26           1,493,801
       1,580,000  Amgen, Inc......................................................      3.63%       05/22/24           1,558,262
       2,250,000  Amgen, Inc......................................................      5.25%       03/02/25           2,270,381
       2,250,000  Amgen, Inc......................................................      5.15%       03/02/28           2,303,741
       2,250,000  Astrazeneca Finance LLC.........................................      4.88%       03/03/28           2,324,016
       1,500,000  Bayer US Finance II LLC (b).....................................      3.88%       12/15/23           1,484,758
       2,650,000  Gilead Sciences, Inc............................................      3.70%       04/01/24           2,613,373
       2,500,000  Gilead Sciences, Inc............................................      3.65%       03/01/26           2,445,803
       5,750,000  Merck & Co., Inc................................................      2.75%       02/10/25           5,595,828
       2,250,000  Roche Holdings, Inc. (b)........................................      2.63%       05/15/26           2,147,897
      10,500,000  Zoetis, Inc.....................................................      4.50%       11/13/25          10,451,094
         600,000  Zoetis, Inc.....................................................      5.40%       11/14/25             611,739
       1,000,000  Zoetis, Inc.....................................................      3.00%       09/12/27             952,101
                                                                                                                ----------------
                                                                                                                      40,827,114
                                                                                                                ----------------
                  PROPERTY & CASUALTY INSURANCE -- 3.2%
       3,000,000  Aon Corp. / Aon Global Holdings PLC.............................      2.85%       05/28/27           2,794,461
       5,250,000  Brown & Brown, Inc..............................................      4.20%       09/15/24           5,190,828
       2,323,000  Brown & Brown, Inc..............................................      4.50%       03/15/29           2,233,523
       8,685,000  Marsh & McLennan Cos., Inc......................................      3.88%       03/15/24           8,577,913
       1,650,000  Marsh & McLennan Cos., Inc......................................      3.75%       03/14/26           1,621,164
                                                                                                                ----------------
                                                                                                                      20,417,889
                                                                                                                ----------------
                  RAILROADS -- 0.2%
       1,000,000  Union Pacific Corp..............................................      4.75%       02/21/26           1,011,297
                                                                                                                ----------------
                  RESTAURANTS -- 0.3%
       2,000,000  McDonald's Corp., Medium-Term Note..............................      3.50%       03/01/27           1,950,667
                                                                                                                ----------------
                  RETAILERS -- 0.0%
         109,000  Nordstrom, Inc..................................................      2.30%       04/08/24             103,955
                                                                                                                ----------------
                  TECHNOLOGY -- 9.2%
       5,000,000  Autodesk, Inc...................................................      4.38%       06/15/25           4,958,895
       2,000,000  Autodesk, Inc...................................................      3.50%       06/15/27           1,937,525
       2,000,000  Black Knight InfoServ LLC (b)...................................      3.63%       09/01/28           1,810,000
         500,000  Cadence Design Systems, Inc.....................................      4.38%       10/15/24             494,749
       3,500,000  FactSet Research Systems, Inc...................................      2.90%       03/01/27           3,275,683
       3,550,000  Fidelity National Information Services, Inc.....................      4.50%       07/15/25           3,517,110
          50,000  Global Payments, Inc............................................      4.00%       06/01/23              49,928
       3,074,000  Global Payments, Inc............................................      1.50%       11/15/24           2,902,887
       5,000,000  Infor, Inc. (b).................................................      1.75%       07/15/25           4,581,153
       8,000,000  MSCI, Inc. (b)..................................................      4.00%       11/15/29           7,217,720
       6,000,000  Oracle Corp.....................................................      5.80%       11/10/25           6,152,534
         775,000  Oracle Corp.....................................................      3.25%       11/15/27             730,896
       2,250,000  Oracle Corp.....................................................      2.30%       03/25/28           2,013,629
       1,000,000  Oracle Corp.....................................................      4.50%       05/06/28             990,122
       3,000,000  Roper Technologies, Inc.........................................      3.80%       12/15/26           2,922,686
       2,000,000  VMware, Inc.....................................................      1.00%       08/15/24           1,894,133
       1,550,000  VMware, Inc.....................................................      4.50%       05/15/25           1,535,018
       2,500,000  VMware, Inc.....................................................      4.65%       05/15/27           2,481,323
       9,275,000  Workday, Inc....................................................      3.50%       04/01/27           8,907,750
                                                                                                                ----------------
                                                                                                                      58,373,741
                                                                                                                ----------------


Page 10                 See Notes to Financial Statements


FIRST TRUST LIMITED DURATION INVESTMENT GRADE CORPORATE ETF (FSIG)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
CORPORATE BONDS AND NOTES (CONTINUED)
                  WIRELESS -- 4.2%
$      8,991,000  Crown Castle, Inc...............................................      3.15%       07/15/23    $      8,950,236
       4,583,000  Crown Castle, Inc...............................................      4.45%       02/15/26           4,539,552
       5,000,000  T-Mobile USA, Inc...............................................      5.38%       04/15/27           5,051,560
       8,000,000  T-Mobile USA, Inc...............................................      4.75%       02/01/28           7,967,637
                                                                                                                ----------------
                                                                                                                      26,508,985
                                                                                                                ----------------
                  WIRELINES -- 1.4%
       2,000,000  AT&T, Inc.......................................................      5.54%       02/20/26           2,002,719
       1,550,000  Verizon Communications, Inc.....................................      3.50%       11/01/24           1,523,491
       5,550,000  Verizon Communications, Inc.....................................      4.13%       03/16/27           5,501,116
                                                                                                                ----------------
                                                                                                                       9,027,326
                                                                                                                ----------------
                  TOTAL CORPORATE BONDS AND NOTES.............................................................       496,719,669
                  (Cost $494,324,151)                                                                           ----------------



                                                                                     ANNUALIZED
                                                                                      YIELD ON
   PRINCIPAL                                                                          DATE OF        STATED
     VALUE                                  DESCRIPTION                               PURCHASE      MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
COMMERCIAL PAPER -- 10.6%
                  CHEMICALS -- 1.9%
      12,000,000  FMC Corp........................................................      5.58%       05/01/23          12,000,000
                                                                                                                ----------------
                  FOOD AND BEVERAGE -- 3.0%
      12,000,000  Conagra Brands, Inc.............................................      5.38%       05/01/23          12,000,000
       6,900,000  Constellation Brands, Inc.......................................      5.36%       05/01/23           6,900,000
                                                                                                                ----------------
                                                                                                                      18,900,000
                                                                                                                ----------------
                  MIDSTREAM -- 1.9%
      12,000,000  Energy Transfer, L.P............................................      5.58%       05/01/23          12,000,000
                                                                                                                ----------------
                  TECHNOLOGY -- 3.8%
      12,000,000  Global Payments, Inc............................................      5.71%       05/01/23          12,000,000
      12,000,000  Jabil, Inc......................................................      5.65%       05/01/23          12,000,000
                                                                                                                ----------------
                                                                                                                      24,000,000
                                                                                                                ----------------
                  TOTAL COMMERCIAL PAPER......................................................................        66,900,000
                  (Cost $66,900,000)                                                                            ----------------



   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
FOREIGN CORPORATE BONDS AND NOTES -- 5.6%
                  BANKING -- 2.3%
         755,000  Royal Bank of Canada............................................      3.38%       04/14/25             734,329
       1,300,000  Royal Bank of Canada, Global Medium-Term Note...................      4.95%       04/25/25           1,301,270
       6,500,000  Royal Bank of Canada, Global Medium-Term Note...................      4.88%       01/12/26           6,537,884
       4,500,000  Toronto-Dominion Bank (The).....................................      3.77%       06/06/25           4,395,879
       1,550,000  Toronto-Dominion Bank (The), Medium-Term Note...................      4.29%       09/13/24           1,533,013
                                                                                                                ----------------
                                                                                                                      14,502,375
                                                                                                                ----------------
                  FOOD AND BEVERAGE -- 1.1%
       2,000,000  Diageo Capital PLC..............................................      5.20%       10/24/25           2,031,249
       5,000,000  Mondelez International Holdings Netherlands BV (b)..............      4.25%       09/15/25           4,937,024
                                                                                                                ----------------
                                                                                                                       6,968,273
                                                                                                                ----------------


                        See Notes to Financial Statements                Page 11


FIRST TRUST LIMITED DURATION INVESTMENT GRADE CORPORATE ETF (FSIG)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)
                  HEALTHCARE -- 0.5%
$      2,900,000  DH Europe Finance II Sarl.......................................      2.20%       11/15/24    $      2,789,395
                                                                                                                ----------------
                  PHARMACEUTICALS -- 1.4%
       5,250,000  AstraZeneca PLC.................................................      3.38%       11/16/25           5,133,735
       3,881,000  CSL Finance PLC (b).............................................      3.85%       04/27/27           3,798,672
                                                                                                                ----------------
                                                                                                                       8,932,407
                                                                                                                ----------------
                  TECHNOLOGY -- 0.3%
       2,000,000  Open Text Corp. (b).............................................      6.90%       12/01/27           2,067,826
                                                                                                                ----------------
                  TOTAL FOREIGN CORPORATE BONDS AND NOTES.....................................................        35,260,276
                  (Cost $35,135,344)                                                                            ----------------



   PRINCIPAL                                                                                         STATED
     VALUE                                  DESCRIPTION                               RATE (c)    MATURITY (d)       VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
SENIOR FLOATING-RATE LOAN INTERESTS -- 5.2%
                  CABLE SATELLITE -- 1.6%
          27,501  Charter Communications Operating LLC, Term Loan B1, 1 Mo.
                     SOFR + 1.75%, 0.00% Floor....................................      6.80%       04/30/25              27,493
      10,489,822  Charter Communications Operating LLC, Term Loan B1, 3 Mo.
                     SOFR + 1.75%, 0.00% Floor....................................      6.73%       04/30/25          10,486,938
                                                                                                                ----------------
                                                                                                                      10,514,431
                                                                                                                ----------------
                  HEALTHCARE -- 1.1%
       2,000,000  IQVIA, Inc. (Quintiles), Term Loan B2, 1 Mo. LIBOR + 1.75%,
                     0.00% Floor..................................................      6.77%       01/01/25           2,000,630
       5,146,796  IQVIA, Inc. (Quintiles), Term Loan B3, 3 Mo. LIBOR + 1.75%,
                     0.00% Floor..................................................      6.77%       06/11/25           5,144,505
                                                                                                                ----------------
                                                                                                                       7,145,135
                                                                                                                ----------------
                  TECHNOLOGY -- 1.4%
       1,994,751  Open Text Corp. (GXS), Term Loan B, 1 Mo. LIBOR + 1.75%,
                     0.00% Floor..................................................      6.77%       05/30/25           1,997,244
       2,476,763  SS&C Technologies Holdings, Inc., Term Loan B-3, 1 Mo.
                     LIBOR + 1.75%, 0.00% Floor...................................      6.77%       04/16/25           2,474,869
       2,195,722  SS&C Technologies Holdings, Inc., Term Loan B-4, 1 Mo.
                     LIBOR + 1.75%, 0.00% Floor...................................      6.77%       04/16/25           2,194,042
       2,108,647  SS&C Technologies Holdings, Inc., Term Loan B-5, 1 Mo.
                     LIBOR + 1.75%, 0.00% Floor...................................      6.77%       04/16/25           2,106,812
                                                                                                                ----------------
                                                                                                                       8,772,967
                                                                                                                ----------------
                  WIRELESS -- 1.1%
       6,738,230  SBA Senior Finance II LLC, Term Loan B, 1 Mo. LIBOR +
                     1.75%, 0.00% Floor...........................................      6.78%       04/11/25           6,740,151
                                                                                                                ----------------
                  TOTAL SENIOR FLOATING-RATE LOAN INTERESTS...................................................        33,172,684
                  (Cost $33,119,709)                                                                            ----------------

                  TOTAL INVESTMENTS -- 99.8%..................................................................       632,052,629
                  (Cost $629,479,204)
                  NET OTHER ASSETS AND LIABILITIES -- 0.2%....................................................         1,130,945
                                                                                                                ----------------
                  NET ASSETS -- 100.0%........................................................................  $    633,183,574
                                                                                                                ================


Page 12                 See Notes to Financial Statements


FIRST TRUST LIMITED DURATION INVESTMENT GRADE CORPORATE ETF (FSIG)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)

(a)   Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at April 30, 2023. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(b)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2023, securities noted as such amounted to $58,771,046 or 9.3% of net assets.

(c)   Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the SOFR obtained from the U.S. Department of the Treasury's Office of Financial Research, (iii)
      the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR or SOFR floor that establishes a minimum LIBOR or SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR or SOFR period, spread and floor, but different LIBOR or SOFR reset dates.

(d)   Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

LIBOR - London Interbank Offered Rate
SOFR  - Secured Overnight Financing Rate

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                                  LEVEL 2            LEVEL 3
                                                             TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                                                           VALUE AT            QUOTED           OBSERVABLE        UNOBSERVABLE
                                                           4/30/2023           PRICES             INPUTS             INPUTS
                                                        ---------------    ---------------    ---------------    ---------------
Corporate Bonds and Notes*............................  $   496,719,669    $            --    $   496,719,669    $            --
Commercial Paper*.....................................       66,900,000                 --         66,900,000                 --
Foreign Corporate Bonds and Notes*....................       35,260,276                 --         35,260,276                 --
Senior Floating-Rate Loan Interests*..................       33,172,684                 --         33,172,684                 --
                                                        ---------------    ---------------    ---------------    ---------------
Total Investments.....................................  $   632,052,629    $            --    $   632,052,629    $            --
                                                        ===============    ===============    ===============    ===============


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 13


FIRST TRUST LIMITED DURATION INVESTMENT GRADE CORPORATE ETF (FSIG)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2023 (UNAUDITED)


ASSETS:
Investments, at value..................................................     $  632,052,629
Cash...................................................................         10,449,747
Interest Receivable....................................................          5,898,225
                                                                            --------------
   Total Assets........................................................        648,400,601
                                                                            --------------
LIABILITIES:
Payables:
   Investment securities purchased.....................................         14,999,078
   Investment advisory fees............................................            217,949
                                                                            --------------
   Total Liabilities...................................................         15,217,027
                                                                            --------------
NET ASSETS.............................................................     $  633,183,574
                                                                            ==============
NET ASSETS CONSIST OF:
Paid-in capital........................................................     $  631,066,337
Par value..............................................................            336,500
Accumulated distributable earnings (loss)..............................          1,780,737
                                                                            --------------
NET ASSETS.............................................................     $  633,183,574
                                                                            ==============
NET ASSET VALUE, per share.............................................     $        18.82
                                                                            ==============
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share)..........................................         33,650,002
                                                                            ==============
Investments, at cost...................................................     $  629,479,204
                                                                            ==============


Page 14                 See Notes to Financial Statements


FIRST TRUST LIMITED DURATION INVESTMENT GRADE CORPORATE ETF (FSIG)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2023 (UNAUDITED)


INVESTMENT INCOME:
Interest...............................................................     $    7,469,371
Dividends..............................................................             76,066
                                                                            --------------
   Total investment income.............................................          7,545,437
                                                                            --------------
EXPENSES:
Investment advisory fees...............................................            839,171
                                                                            --------------
   Total expenses......................................................            839,171
   Less fees waived by the investment advisor..........................           (152,577)
                                                                            --------------
   Net expenses........................................................            686,594
                                                                            --------------
NET INVESTMENT INCOME (LOSS)...........................................          6,858,843
                                                                            --------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments................................           (362,987)
Net change in unrealized appreciation (depreciation) on investments....          3,156,433
                                                                            --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................          2,793,446
                                                                            --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................     $    9,652,289
                                                                            ==============


                        See Notes to Financial Statements                Page 15


FIRST TRUST LIMITED DURATION INVESTMENT GRADE CORPORATE ETF (FSIG)

STATEMENTS OF CHANGES IN NET ASSETS


                                                                              SIX MONTHS
                                                                                ENDED            PERIOD
                                                                              4/30/2023          ENDED
                                                                             (UNAUDITED)     10/31/2022 (a)
                                                                            --------------   --------------
OPERATIONS:
Net investment income (loss)...........................................     $    6,858,843   $      248,834
Net realized gain (loss)...............................................           (362,987)        (434,326)
Net change in unrealized appreciation (depreciation)...................          3,156,433         (583,008)
                                                                            --------------   --------------
Net increase (decrease) in net assets resulting from operations........          9,652,289         (768,500)
                                                                            --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations..................................................         (6,869,501)        (233,551)
                                                                            --------------   --------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold..............................................        623,135,329       24,179,235
Cost of shares redeemed................................................         (9,276,173)      (6,635,554)
                                                                            --------------   --------------
Net increase (decrease) in net assets resulting from shareholder
   transactions........................................................        613,859,156       17,543,681
                                                                            --------------   --------------
Total increase (decrease) in net assets................................        616,641,944       16,541,630

NET ASSETS:
Beginning of period....................................................         16,541,630               --
                                                                            --------------   --------------
End of period..........................................................     $  633,183,574   $   16,541,630
                                                                            ==============   ==============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period................................            900,002               --
Shares sold............................................................         33,250,000        1,250,002
Shares redeemed........................................................           (500,000)        (350,000)
                                                                            --------------   --------------
Shares outstanding, end of period......................................         33,650,002          900,002
                                                                            ==============   ==============


(a)   Inception date is November 17, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

Page 16                 See Notes to Financial Statements


FIRST TRUST LIMITED DURATION INVESTMENT GRADE CORPORATE ETF (FSIG)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                               SIX MONTHS
                                                 ENDED            PERIOD
                                               4/30/2023          ENDED
                                              (UNAUDITED)     10/31/2022 (a)
                                             --------------   --------------
Net asset value, beginning of period.......    $    18.38       $    20.00
                                               ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...............          0.42 (b)         0.39
Net realized and unrealized gain (loss)....          0.39            (1.64)
                                               ----------       ----------
Total from investment operations...........          0.81            (1.25)
                                               ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income......................         (0.37)           (0.37)
                                               ----------       ----------
Net asset value, end of period.............    $    18.82       $    18.38
                                               ==========       ==========
TOTAL RETURN (c)...........................          4.43%           (6.28)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).......    $  633,184       $   16,542
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets..................................          0.55% (d)        0.55% (d)
Ratio of net expenses to average net assets          0.45% (d)        0.45% (d)
Ratio of net investment income (loss) to
   average net assets......................          4.50% (d)        2.33% (d)
Portfolio turnover rate (e)................            16%             113%


(a)   Inception date is November 17, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Based on average shares outstanding.

(c)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total return would have been lower if certain fees had not been waived by the investment advisor.

(d)   Annualized.

(e)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 17


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

       FIRST TRUST LIMITED DURATION INVESTMENT GRADE CORPORATE ETF (FSIG)
                           APRIL 30, 2023 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of fourteen funds that are offering shares. This report covers the First Trust Limited Duration Investment Grade Corporate ETF
(the "Fund"), a non-diversified series of the Trust, which trades under the ticker "FSIG" on The NYSE Arca, Inc. ("NYSE Arca"). The Fund represents a separate series of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units."

The primary investment objective of the Fund is to deliver current income. Under normal market conditions, the Fund seeks to achieve its objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade corporate debt securities. Corporate debt securities are debt obligations issued by businesses to finance their operations. Notes, bonds, loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary differences being their maturities and secured or unsecured status. At least 80% of the Fund's net assets will be invested in corporate debt securities that are, at the time of purchase, investment grade
(i.e. rated Baa3/BBB- or above) by at least one nationally recognized statistical rating organization ("NRSRO") rating such securities, or if unrated, debt securities determined by the Fund's investment advisor, First Trust
Advisors L.P. ("First Trust" or the "Advisor") to be of comparable quality. In the case of a split rating between one or more of the NRSROs, the Fund will consider the highest rating. For an unrated security to be considered investment grade, the Advisor will consider, at the time of purchase, whether such security is of comparable quality based on fundamental credit analysis of the unrated security and comparable securities that are rated by an NRSRO.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor's
Pricing Committee, in accordance with valuation procedures approved by the
Trust's Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The
Fund's investments are valued as follows:

      Corporate bonds, corporate notes and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the Advisor's Pricing Committee, which may use the following valuation inputs when available:

            1)    benchmark yields;
            2)    reported trades;
            3)    broker/dealer quotes;
            4)    issuer spreads;
            5)    benchmark securities;
            6)    bids and offers; and
            7)    reference data including market research publications.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

       FIRST TRUST LIMITED DURATION INVESTMENT GRADE CORPORATE ETF (FSIG)
                           APRIL 30, 2023 (UNAUDITED)

      Shares of open-end funds are valued based on NAV per share.

      Securities traded in an over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their last trade price.

      Senior Floating-Rate Loan Interests ("Senior Loans")(1) are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific
      Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically,
      Senior Loans are fair valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination.
      Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1)    the credit conditions in the relevant market and changes
                  thereto;
            2)    the liquidity conditions in the relevant market and changes thereto;
            3)    the interest rate conditions in the relevant market and
                  changes thereto (such as significant changes in interest
                  rates);
            4)    issuer-specific conditions (such as significant credit
                  deterioration); and
            5)    any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing
                  Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor's Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the most recent price provided by a pricing service;
            2)    the fundamental business data relating to the borrower/issuer;
            3)    an evaluation of the forces which influence the market in
                  which these securities are purchased and sold;
            4)    the type, size and cost of a security;
            5)    the financial statements of the borrower/issuer, or the
                  financial condition of the country of issue;
            6)    the credit quality and cash flow of the borrower/issuer, or country of issue, based on the Pricing Committee's,
                  sub-advisor's or portfolio manager's analysis, as applicable, or external analysis;
            7)    the information as to any transactions in or offers for the security;
            8)    the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;
            9)    the coupon payments;
           10)    the quality, value and salability of collateral, if any,
                  securing the security;
           11)    the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or
                  affiliate and an assessment of the issuer's management;

-----------------------------

(1)   The terms "security" and "securities" used throughout the Notes to
      Financial Statements include Senior Loans.

                                                                         Page 19


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

       FIRST TRUST LIMITED DURATION INVESTMENT GRADE CORPORATE ETF (FSIG)
                           APRIL 30, 2023 (UNAUDITED)

           12)    the prospects for the borrower's/issuer's industry, and
                  multiples (of earnings and/or cash flows) being paid for
                  similar businesses in that industry;
           13)    borrower's/issuer's competitive position within the industry;
           14)    borrower's/issuer's ability to access additional liquidity through public and/or private markets; and
           15)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2023, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

The United Kingdom's Financial Conduct Authority (the "FCA"), which regulates the London Interbank Offered Rates ("LIBOR") announced on March 5, 2021 that it intended to phase-out all LIBOR reference rates, beginning December 31, 2021.
Since that announcement, the FCA has ceased publication of all non-USD LIBOR reference rates and the 1-week and 2-month USD LIBOR reference rates as of
December 31, 2021. The remaining USD LIBOR settings will cease to be published or no longer be representative immediately after June 30, 2023. The
International Swaps and Derivatives Association, Inc. ("ISDA") confirmed that the FCA's March 5, 2021 announcement of its intention to cease providing LIBOR reference rates, constituted an index cessation event under the Interbank
Offered Rates ("IBOR") Fallbacks Supplement and the ISDA 2020 IBOR Fallbacks
Protocol for all 35 LIBOR settings and confirmed that the spread adjustment to be used in ISDA fallbacks was fixed as of the date of the announcement.

In the United States, the Alternative Reference Rates Committee (the "ARRC"), a
group of market participants convened by the Board of Governors of the Federal
Reserve System and the Federal Reserve Bank of New York in cooperation with other federal and state government agencies, has since 2014 undertaken efforts to identify U.S. dollar reference interest rates as alternatives to LIBOR and to facilitate the mitigation of LIBOR-related risks. In June 2017, the ARRC identified the Secured Overnight Financing Rate ("SOFR"), a broad measure of the cost of cash overnight borrowing collateralized by U.S. Treasury securities, as the preferred alternative for U.S. dollar LIBOR. The Federal Reserve Bank of New
York began daily publishing of SOFR in April 2018. There is no assurance that any alternative reference rate, including SOFR, will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity.

At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on the Fund or its investments.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans.
Interest income on such Senior Loans is not accrued until settlement date. The
Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments. The Fund had no when-issued, delayed-delivery, or forward purchase commitments as of
April 30, 2023.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

       FIRST TRUST LIMITED DURATION INVESTMENT GRADE CORPORATE ETF (FSIG)
                           APRIL 30, 2023 (UNAUDITED)

C. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund had no unfunded loan commitments as of April 30,
2023.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal period ended October
31, 2022 was as follows:

Distributions paid from:
Ordinary income.................................      $   233,551
Capital gains...................................               --
Return of capital...............................               --

As of October 31, 2022, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income...................      $    11,477
Accumulated capital and other gain (loss).......         (380,508)
Net unrealized appreciation (depreciation)......         (633,020)

E. INCOME TAXES

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable year ended October
31, 2022 remains open to federal and state audit. As of April 30, 2023, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. As of October 31, 2022, the
Fund had non-expiring capital loss carryforwards available for federal income tax purposes of $380,508.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal period ended October 31, 2022, the Fund had no net late year ordinary or capital losses.

                                                                         Page 21


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

       FIRST TRUST LIMITED DURATION INVESTMENT GRADE CORPORATE ETF (FSIG)
                           APRIL 30, 2023 (UNAUDITED)

As of April 30, 2023, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:


                                   Gross               Gross          Net Unrealized
                                Unrealized          Unrealized         Appreciation
             Tax Cost          Appreciation       (Depreciation)      (Depreciation)
         -----------------   -----------------   -----------------   -----------------
         $     629,479,204   $       3,150,390   $        (576,965)  $       2,573,425


F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and the
Advisor, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
Effective November 1, 2022, the annual unitary management fee payable by the
Fund to First Trust for these services will be reduced at a certain levels of the Fund's net assets ("breakpoints") and calculated pursuant to the schedule below:


                               Breakpoints
-------------------------------------------------------------------------
Fund net assets up to and including $2.5 billion                              0.55000%
Fund net assets greater than $2.5 billion up to and including $5 billion      0.53625%
Fund net assets greater than $5 billion up to and including $7.5 billion      0.52250%
Fund net assets greater than $7.5 billion up to and including $10 billion     0.50875%
Fund net assets greater than $10 billion                                      0.49500%


Prior to November 1, 2022, the Fund paid First Trust an annual unitary management fee equal to 0.55% of its average daily net assets.

Pursuant to a contractual agreement, First Trust has agreed to waive management fees of 0.10% of average daily net assets until November 12, 2023. The waiver agreement may be terminated by action of the Board at any time upon 60 days'
written notice by the Trust, on behalf of the Fund, or by First Trust only after
November 12, 2023. During any period in which the waiver agreement is in effect, the Fund will not be eligible for any breakpoints described above. During the six months ended April 30, 2023, the Advisor waived fees of $152,577.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

       FIRST TRUST LIMITED DURATION INVESTMENT GRADE CORPORATE ETF (FSIG)
                           APRIL 30, 2023 (UNAUDITED)

Additionally, the Lead Independent Trustee and the Chairs of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2023, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $570,000,302 and $42,341,680, respectively.

For the six months ended April 30, 2023, there were no in-kind transactions.

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with the Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, the Fund publishes through the National Securities
Clearing Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An
Authorized Participant that wishes to effectuate a creation of the Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the
Fund's shares in return for those assets. After purchasing a Creation Unit, the
Authorized Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund's shares at or close to the
NAV per share of the Fund.

The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

The Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an
Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2024.

                                                                         Page 23


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

       FIRST TRUST LIMITED DURATION INVESTMENT GRADE CORPORATE ETF (FSIG)
                           APRIL 30, 2023 (UNAUDITED)

                               7. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there was the following subsequent event:

On May 23, 2023, the Advisor's Pricing Committee approved changes to the
Advisor's Valuation Procedures for the First Trust Funds, including clarifications to certain pricing methodologies. These changes will be reflected in future reports' Notes to Financial Statements.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

       FIRST TRUST LIMITED DURATION INVESTMENT GRADE CORPORATE ETF (FSIG)
                           APRIL 30, 2023 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

                                                                         Page 25


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

       FIRST TRUST LIMITED DURATION INVESTMENT GRADE CORPORATE ETF (FSIG)
                           APRIL 30, 2023 (UNAUDITED)

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight
Financing Rate ("SOFR") will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

       FIRST TRUST LIMITED DURATION INVESTMENT GRADE CORPORATE ETF (FSIG)
                           APRIL 30, 2023 (UNAUDITED)

costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February
2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia,
Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the
U.S. has resumed "reasonably" normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a Fund's portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a
Fund's shares and result in increased market volatility. During any such events, a Fund's shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a Fund's shares may widen.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

PREFERRED SECURITIES RISK. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company's capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date.
Preferred securities may also be substantially less liquid than other securities, including common stock.

VALUATION RISK. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions

                                                                         Page 27


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

       FIRST TRUST LIMITED DURATION INVESTMENT GRADE CORPORATE ETF (FSIG)
                           APRIL 30, 2023 (UNAUDITED)

(sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots.
If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.

            NOT FDIC INSURED   NOT BANK GUARANTEED   MAY LOSE VALUE

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund and each other fund in the First Trust Fund
Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First
Trust Funds has appointed First Trust Advisors L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First
Trust Liquidity Committee (the "Liquidity Committee").

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity
Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

At the April 17, 2023 meeting of the Board of Trustees, as required by Rule
22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 17, 2022 through the Liquidity Committee's annual meeting held on March 23, 2023 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted any highly liquid investment minimum.

As stated in the written report, during the review period, two funds breached the 15% limitation on illiquid investments for one day each, as a result of an unscheduled week-long closure of the stock exchange in Istanbul following devastating earthquakes in February, causing all Turkish equities to be re-classified as "illiquid" for one day. Each fund filed a Form N-RN on the day after the breach occurred, and one day later after the breach was cured. No fund with a highly liquid investment minimum breached that minimum during the reporting period. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.


FIRST TRUST

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund IV

--------------------------------------------------------------------------------

FT Cboe Vest Rising Dividend Achievers Target Income ETF (RDVI)

----------------------------
     Semi-Annual Report
     For the Six Months
           Ended
       April 30, 2023
----------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

        FT CBOE VEST RISING DIVIDEND ACHIEVERS TARGET INCOME ETF (RDVI)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2023

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and/or Cboe Vest(SM) Financial LLC ("Cboe Vest" or the
"Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (FT Cboe Vest Rising Dividend Achievers Target Income ETF;
hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

        FT CBOE VEST RISING DIVIDEND ACHIEVERS TARGET INCOME ETF (RDVI)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2023

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the FT
Cboe Vest Rising Dividend Achievers Target Income ETF (the "Fund"), which contains detailed information about the Fund for the six months ended April 30,
2023.

It pleases me to write that on May 5, 2023, the World Health Organization officially declared that the coronavirus ("COVID-19") pandemic no longer qualified as a global health emergency. While the virus officially no longer poses an immediate threat, its full impact on the world economy remains to be seen, in my opinion. Recall, if you will, those early days of the pandemic;
companies sent workers home, consumers were afraid or unwilling to leave their homes, supply chains dried up, and grocery shelves were left bare. Hoping to provide relief to their constituents and to bolster economic activity, governments across the globe funneled trillions of dollars in stimulus directly into the hands of their citizens. Unfortunately, economist Milton Friedman's age-old economic adage "there's no such thing as a free lunch" still holds. As a result of the U.S. government stimulus, gross domestic product rebounded quickly, but so did inflation.

As many investors are aware, the Federal Reserve (the "Fed") has been locked in a battle with stubbornly high inflation for several years now. Inflation, as measured by the trailing 12-month rate of change in the Consumer Price Index
("CPI"), surged from 1.4% on December 31, 2020, to 9.1% as of June 30, 2022.
Since then, the trailing rate on the CPI has come down, but remains elevated. On
April 30, 2023, the CPI stood at 4.9%, well above the Fed's goal of 2.0%.
Surging prices have not been restricted to the U.S. Headline inflation rates in each of the countries that make up the so-called Group of Ten (G-10) stand above the targets set by their central banks, according to data from Bloomberg.

From the Fed's perspective, monetary policy is the most efficient means to combat rising prices. From December 31, 2020 through May 3, 2023, the Fed increased the Federal Funds target rate (upper bound) a total of ten times, raising the rate from 0.25% to 5.25%. As mentioned, tighter monetary policy resulted in a decrease in the CPI, but there have been casualties in the Fed's battle with rising prices. The most recent banking turmoil is one example.
Another is the spike in mortgage rates. According to Bankrate, the national average for a 30-year mortgage stood at just 2.87% on December 31, 2020. As of
May 1, 2023, the average 30-year mortgage rate had surged to 6.88%. Not all the news is negative, however. Driven by a strong U.S. labor market, consumer spending remained robust in April 2023. Notably, American corporations added
253,000 jobs during the month, and the unemployment rate stood at a 53-year low.
Bob Carey, Chief Market Strategist at First Trust, recently summed up the current situation, noting that "we're not out of the woods yet." That said, even the most difficult situations don't last forever. In my opinion, like the
COVID-19 pandemic, inflation, and the tighter monetary policy it ushered in, will pass with time.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FT CBOE VEST RISING DIVIDEND ACHIEVERS TARGET INCOME ETF (RDVI)

The FT Cboe Vest Rising Dividend Achievers Target Income ETF (the "Fund") seeks to provide investors with current income with a secondary objective of providing capital appreciation. The shares of the Fund are listed on Cboe BZX Exchange,
Inc. under the ticker symbol "RDVI." Under normal market conditions, the Fund will pursue its investment objectives by investing primarily in U.S.
exchange-traded equity securities contained in the Nasdaq US Rising Dividend
Achievers(TM) Index (the "Index") and by utilizing an "option strategy"
consisting of writing (selling) U.S. exchange-traded call options on the S&P
500(R) Index or exchange-traded funds that track the S&P 500(R) Index
("Underlying ETFs"). Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in dividend-paying securities and/or investments that provide exposure to dividend-paying securities.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 CUMULATIVE
                                                                                                               TOTAL RETURNS
                                                                                           6 Months Ended   Inception (10/19/22)
                                                                                              4/30/23            to 4/30/23
FUND PERFORMANCE
NAV                                                                                            5.83%               13.42%
Market Price                                                                                   5.87%               13.52%

INDEX PERFORMANCE
Nasdaq US Rising Dividend Achievers(TM) Index                                                  5.80%               13.69%
------------------------------------------------------------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of the Fund. "Cumulative Total Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Since shares of the
Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the
Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST RISING DIVIDEND ACHIEVERS TARGET INCOME ETF (RDVI) (CONTINUED)

---------------------------------------------------------------
                                             % OF TOTAL
SECTOR CLASSIFICATION                        INVESTMENTS
---------------------------------------------------------------
Financials                                       40.5%
Information Technology                           15.6
Energy                                           12.6
Materials                                        11.6
Health Care                                       7.8
Industrials                                       4.0
Communication Services                            3.9
Consumer Discretionary                            2.0
Consumer Staples                                  2.0
                                               -------
   Total                                        100.0%
                                               =======

---------------------------------------------------------------
                                                % OF
FUND ALLOCATION                              NET ASSETS
---------------------------------------------------------------
Common Stocks                                   100.0%
Call Options Written                             (0.2)
Net Other Assets and Liabilities                  0.2
                                               -------
   Total                                        100.0%
                                               =======

---------------------------------------------------------------
                                             % OF TOTAL
TOP TEN HOLDINGS                             INVESTMENTS
---------------------------------------------------------------
MGIC Investment Corp.                             2.2%
Exxon Mobil Corp.                                 2.2
Popular, Inc.                                     2.2
Chord Energy Corp.                                2.2
Aflac, Inc.                                       2.1
Abbott Laboratories                               2.1
Micron Technology, Inc.                           2.1
Goldman Sachs Group (The), Inc.                   2.1
Discover Financial Services                       2.1
Accenture PLC, Class A                            2.1
                                               -------
      Total                                      21.4%
                                               =======


               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                    OCTOBER 19, 2022 - APRIL 30, 2023

                  FT Cboe Vest                  Nasdaq US
            Rising Dividend Achievers        Rising Dividend
                Target Income ETF          Achievers(TM) Index
10/29/22             $10,000                     $10,000
10/31/22              10,718                      10,746
4/30/23               11,342                      11,369


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 3


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

        FT CBOE VEST RISING DIVIDEND ACHIEVERS TARGET INCOME ETF (RDVI)
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2023 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to the FT Cboe Vest Rising Dividend Achievers Target Income ETF ("RDVI"
or the "Fund"). First Trust is responsible for the ongoing monitoring of the
Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

                                  SUB-ADVISOR

Cboe Vest(SM) Financial LLC ("Cboe Vest" or the "Sub-Advisor") serves as the investment sub-advisor to the Fund. In this capacity, Cboe Vest is responsible for the selection and ongoing monitoring of the securities in the Fund's investment portfolio. Cboe Vest, with principal offices at 8350 Broad Street,
Suite 240, McLean, VA 22102, was founded in 2012. Cboe Vest had approximately
$12.1 billion under management or committed to management as of April 30, 2023.

                           PORTFOLIO MANAGEMENT TEAM

KARAN SOOD, MANAGING DIRECTOR OF CBOE VEST
HOWARD RUBIN, MANAGING DIRECTOR OF CBOE VEST

The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. Each portfolio manager has served as a part of the portfolio management team of the Fund since October 2022.


FT CBOE VEST RISING DIVIDEND ACHIEVERS TARGET INCOME ETF (RDVI)

UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2023 (UNAUDITED)

As a shareholder of FT Cboe Vest Rising Dividend Achievers Target Income ETF
(the "Fund"), you incur two types of costs: (1) transaction costs; and (2)
ongoing costs, including management fees, distribution and/or service (12b-1)
fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2023.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING             ENDING         BASED ON THE       DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH         SIX-MONTH
                                                 NOVEMBER 1, 2022     APRIL 30, 2023        PERIOD          PERIOD (a)
------------------------------------------------------------------------------------------------------------------------
FT CBOE VEST RISING DIVIDEND ACHIEVERS TARGET INCOME ETF (RDVI)
Actual                                              $1,000.00           $1,058.30            0.75%             $3.83
Hypothetical (5% return before expenses)            $1,000.00           $1,021.08            0.75%             $3.76


(a)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (November 1,
      2022 through April 30, 2023), multiplied by 181/365 (to reflect the six-month period).

                                                                          Page 5


FT CBOE VEST RISING DIVIDEND ACHIEVERS TARGET INCOME ETF (RDVI)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2023 (UNAUDITED)


     SHARES                                               DESCRIPTION                                                VALUE
----------------  --------------------------------------------------------------------------------------------  ----------------
COMMON STOCKS -- 100.0%
                  BANKS -- 15.9%
          77,128  Bank of America Corp. (a)...................................................................  $      2,258,308
          69,531  Citizens Financial Group, Inc. (a)..........................................................         2,151,289
          49,224  Comerica, Inc. (a)..........................................................................         2,134,845
         207,508  Huntington Bancshares, Inc. (a).............................................................         2,324,090
          17,052  JPMorgan Chase & Co. (a)....................................................................         2,357,268
          17,340  PNC Financial Services Group (The), Inc. (a)................................................         2,258,535
          42,192  Popular, Inc. (a)...........................................................................         2,531,942
         119,932  Regions Financial Corp. (a).................................................................         2,189,958
                                                                                                                ----------------
                                                                                                                      18,206,235
                                                                                                                ----------------
                  CAPITAL MARKETS -- 4.1%
           7,067  Goldman Sachs Group (The), Inc. (a).........................................................         2,427,091
          25,489  Morgan Stanley (a)..........................................................................         2,293,245
                                                                                                                ----------------
                                                                                                                       4,720,336
                                                                                                                ----------------
                  CHEMICALS -- 1.9%
          30,252  CF Industries Holdings, Inc. (a)............................................................         2,165,438
                                                                                                                ----------------
                  COMMUNICATIONS EQUIPMENT -- 1.8%
          42,750  Cisco Systems, Inc. (a).....................................................................         2,019,938
                                                                                                                ----------------
                  CONSUMER FINANCE -- 8.0%
          13,705  American Express Co. (a)....................................................................         2,211,165
          23,923  Capital One Financial Corp. (a).............................................................         2,327,708
          23,259  Discover Financial Services (a).............................................................         2,406,609
          75,313  Synchrony Financial (a).....................................................................         2,222,486
                                                                                                                ----------------
                                                                                                                       9,167,968
                                                                                                                ----------------
                  FINANCIAL SERVICES -- 8.3%
          91,461  Equitable Holdings, Inc. (a)................................................................         2,377,071
           6,130  Mastercard, Inc., Class A (a)...............................................................         2,329,584
         173,176  MGIC Investment Corp. (a)...................................................................         2,575,127
           9,865  Visa, Inc., Class A (a).....................................................................         2,295,882
                                                                                                                ----------------
                                                                                                                       9,577,664
                                                                                                                ----------------
                  FOOD PRODUCTS -- 2.0%
          28,890  Archer-Daniels-Midland Co. (a)..............................................................         2,255,731
                                                                                                                ----------------
                  HEALTH CARE EQUIPMENT & SUPPLIES -- 2.1%
          22,121  Abbott Laboratories (a).....................................................................         2,443,707
                                                                                                                ----------------
                  HEALTH CARE PROVIDERS & SERVICES -- 3.9%
           4,627  Elevance Health, Inc. (a)...................................................................         2,168,444
           4,327  Humana, Inc. (a)............................................................................         2,295,430
                                                                                                                ----------------
                                                                                                                       4,463,874
                                                                                                                ----------------
                  HOUSEHOLD DURABLES -- 2.0%
          20,733  Lennar Corp., Class A (a)...................................................................         2,338,890
                                                                                                                ----------------
                  INSURANCE -- 4.1%
          35,008  Aflac, Inc. (a).............................................................................         2,445,309
          30,658  Principal Financial Group, Inc. (a).........................................................         2,289,846
                                                                                                                ----------------
                                                                                                                       4,735,155
                                                                                                                ----------------


Page 6                  See Notes to Financial Statements


FT CBOE VEST RISING DIVIDEND ACHIEVERS TARGET INCOME ETF (RDVI)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


     SHARES                                               DESCRIPTION                                                VALUE
----------------  --------------------------------------------------------------------------------------------  ----------------
COMMON STOCKS (CONTINUED)
                  IT SERVICES -- 4.0%
           8,578  Accenture PLC, Class A (a)..................................................................  $      2,404,327
          37,125  Cognizant Technology Solutions Corp., Class A (a)...........................................         2,216,734
                                                                                                                ----------------
                                                                                                                       4,621,061
                                                                                                                ----------------
                  MACHINERY -- 4.0%
          30,444  Mueller Industries, Inc. (a)................................................................         2,187,401
           9,266  Snap-on, Inc. (a)...........................................................................         2,403,693
                                                                                                                ----------------
                                                                                                                       4,591,094
                                                                                                                ----------------
                  MEDIA -- 3.9%
          63,609  Interpublic Group of (The) Cos., Inc. (a)...................................................         2,272,749
          24,903  Omnicom Group, Inc. (a).....................................................................         2,255,465
                                                                                                                ----------------
                                                                                                                       4,528,214
                                                                                                                ----------------
                  METALS & MINING -- 7.7%
          59,221  Freeport-McMoRan, Inc. (a)..................................................................         2,245,068
          14,884  Nucor Corp. (a).............................................................................         2,205,511
           8,915  Reliance Steel & Aluminum Co. (a)...........................................................         2,209,137
          20,647  Steel Dynamics, Inc. (a)....................................................................         2,146,256
                                                                                                                ----------------
                                                                                                                       8,805,972
                                                                                                                ----------------
                  OIL, GAS & CONSUMABLE FUELS -- 12.6%
          14,089  Chevron Corp. (a)...........................................................................         2,375,124
          17,656  Chord Energy Corp. (a)......................................................................         2,512,978
          34,792  Civitas Resources, Inc. (a).................................................................         2,402,388
          22,729  ConocoPhillips (a)..........................................................................         2,338,587
          21,491  Exxon Mobil Corp. (a).......................................................................         2,543,245
         109,244  Magnolia Oil & Gas Corp., Class A (a).......................................................         2,307,233
                                                                                                                ----------------
                                                                                                                      14,479,555
                                                                                                                ----------------
                  PAPER & FOREST PRODUCTS -- 2.1%
          39,457  Louisiana-Pacific Corp. (a).................................................................         2,357,161
                                                                                                                ----------------
                  PHARMACEUTICALS -- 1.8%
          53,507  Pfizer, Inc. (a)............................................................................         2,080,887
                                                                                                                ----------------
                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 5.8%
           4,213  Lam Research Corp. (a)......................................................................         2,207,949
          37,866  Micron Technology, Inc. (a).................................................................         2,437,056
          12,208  Texas Instruments, Inc. (a).................................................................         2,041,177
                                                                                                                ----------------
                                                                                                                       6,686,182
                                                                                                                ----------------
                  SOFTWARE -- 2.1%
           7,682  Microsoft Corp. (a).........................................................................         2,360,371
                                                                                                                ----------------
                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS -- 1.9%
          34,904  NetApp, Inc. (a)............................................................................         2,195,113
                                                                                                                ----------------
                  TOTAL INVESTMENTS -- 100.0%.................................................................       114,800,546
                  (Cost $111,974,380)                                                                           ----------------


                        See Notes to Financial Statements                 Page 7


FT CBOE VEST RISING DIVIDEND ACHIEVERS TARGET INCOME ETF (RDVI)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   NUMBER OF                                                            NOTIONAL      EXERCISE     EXPIRATION
   CONTRACTS                         DESCRIPTION                         AMOUNT        PRICE          DATE           VALUE
----------------  --------------------------------------------------  ------------  ------------  ------------  ----------------
CALL OPTIONS WRITTEN -- (0.2)%
             (47) S&P 500 Weeklys...................................  $(19,596,556) $   4,160.00    05/05/23    $       (201,630)
                  (Premiums received $168,597)                                                                  ----------------

                  NET OTHER ASSETS AND LIABILITIES -- 0.2%...................................................            221,153
                                                                                                                ----------------
                  NET ASSETS -- 100.0%.......................................................................   $    114,820,069
                                                                                                                ================


(a)   All or a portion of this security is pledged as collateral for the options written. At April 30, 2023, the value of these securities amounts to
      $8,092,511.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                          ASSETS TABLE
                                                                                                  LEVEL 2            LEVEL 3
                                                             TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                                                           VALUE AT            QUOTED           OBSERVABLE        UNOBSERVABLE
                                                           4/30/2023           PRICES             INPUTS             INPUTS
                                                        ---------------    ---------------    ---------------    ---------------
Common Stocks*........................................  $   114,800,546    $   114,800,546    $            --    $            --
                                                        ===============    ===============    ===============    ===============

                                                       LIABILITIES TABLE
                                                                                                  LEVEL 2            LEVEL 3
                                                             TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                                                           VALUE AT            QUOTED           OBSERVABLE        UNOBSERVABLE
                                                           4/30/2023           PRICES             INPUTS             INPUTS
                                                        ---------------    ---------------    ---------------    ---------------
Call Options Written..................................  $      (201,630)   $      (201,630)   $            --    $            --
                                                        ===============    ===============    ===============    ===============


* See Portfolio of Investments for industry breakout.

Page 8                  See Notes to Financial Statements


FT CBOE VEST RISING DIVIDEND ACHIEVERS TARGET INCOME ETF (RDVI)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2023 (UNAUDITED)


ASSETS:
Investments, at value..................................................     $  114,800,546
Cash segregated as collateral for open options contracts...............            246,826
Receivables:
   Capital shares sold.................................................          1,073,194
   Investment securities sold..........................................            168,597
   Dividends...........................................................             87,092
                                                                            --------------
   Total Assets........................................................        116,376,255
                                                                            --------------
LIABILITIES:
Options contracts written, at value....................................            201,630
Due to custodian.......................................................             45,984
Payables:
   Investment securities purchased.....................................          1,254,315
   Investment advisory fees............................................             54,257
                                                                            --------------
   Total Liabilities...................................................          1,556,186
                                                                            --------------
NET ASSETS.............................................................     $  114,820,069
                                                                            ==============
NET ASSETS CONSIST OF:
Paid-in capital........................................................     $  115,497,972
Par value..............................................................             53,500
Accumulated distributable earnings (loss)..............................           (731,403)
                                                                            --------------
NET ASSETS.............................................................     $  114,820,069
                                                                            ==============
NET ASSET VALUE, per share.............................................     $        21.46
                                                                            ==============
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share)..........................................          5,350,002
                                                                            ==============
Investments, at cost...................................................     $  111,974,380
                                                                            ==============
Premiums received on options contracts written.........................     $      168,597
                                                                            ==============


                        See Notes to Financial Statements                 Page 9


FT CBOE VEST RISING DIVIDEND ACHIEVERS TARGET INCOME ETF (RDVI)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2023 (UNAUDITED)


INVESTMENT INCOME:
Dividends..............................................................     $      432,520
                                                                            --------------
   Total investment income.............................................            432,520
                                                                            --------------
EXPENSES:
Investment advisory fees...............................................            136,574
                                                                            --------------
   Total expenses......................................................            136,574
                                                                            --------------
NET INVESTMENT INCOME (LOSS)...........................................            295,946
                                                                            --------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments ........................................................         (2,125,163)
   In-kind redemptions.................................................            132,966
   Written options contracts...........................................            110,916
                                                                            --------------
Net realized gain (loss)...............................................         (1,881,281)
                                                                            --------------
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................          2,758,979
   Written options contracts...........................................            (34,263)
                                                                            --------------
Net change in unrealized appreciation (depreciation)...................          2,724,716
                                                                            --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................            843,435
                                                                            --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................     $    1,139,381
                                                                            ==============


Page 10                 See Notes to Financial Statements


FT CBOE VEST RISING DIVIDEND ACHIEVERS TARGET INCOME ETF (RDVI)

STATEMENTS OF CHANGES IN NET ASSETS


                                                                              SIX MONTHS
                                                                                ENDED            PERIOD
                                                                              4/30/2023          ENDED
                                                                             (UNAUDITED)     10/31/2022 (a)
                                                                            --------------   --------------
OPERATIONS:
Net investment income (loss)...........................................     $      295,946   $          495
Net realized gain (loss)...............................................         (1,881,281)          (2,919)
Net change in unrealized appreciation (depreciation)...................          2,724,716           68,417
                                                                            --------------   --------------
Net increase (decrease) in net assets resulting from operations........          1,139,381           65,993
                                                                            --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations .................................................         (1,936,777)              --
                                                                            --------------   --------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold..............................................        114,560,273        2,055,338
Cost of shares redeemed................................................         (1,064,139)              --
                                                                            --------------   --------------
Net increase (decrease) in net assets resulting from
   shareholder transactions............................................        113,496,134        2,055,338
                                                                            --------------   --------------
Total increase (decrease) in net assets................................        112,698,738        2,121,331

NET ASSETS:
Beginning of period....................................................          2,121,331               --
                                                                            --------------   --------------
End of period..........................................................     $  114,820,069   $    2,121,331
                                                                            ==============   ==============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period................................            100,002               --
Shares sold............................................................          5,300,000          100,002
Shares redeemed........................................................            (50,000)              --
                                                                            --------------   --------------
Shares outstanding, end of period......................................          5,350,002          100,002
                                                                            ==============   ==============


(a)   Inception date is October 19, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

                        See Notes to Financial Statements                Page 11


FT CBOE VEST RISING DIVIDEND ACHIEVERS TARGET INCOME ETF (RDVI)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                               SIX MONTHS
                                                 ENDED            PERIOD
                                               4/30/2023          ENDED
                                              (UNAUDITED)     10/31/2022 (a)
                                             --------------   --------------
Net asset value, beginning of period           $    21.21       $    19.79
                                               ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.16 (b)         0.00 (c)
Net realized and unrealized gain (loss)              1.08             1.42
                                               ----------       ----------
Total from investment operations                     1.24             1.42
                                               ----------       ----------
DISTRIBUTION PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.99)              --
                                               ----------       ----------
Net asset value, end of period                 $    21.46       $    21.21
                                               ==========       ==========
TOTAL RETURN (d)                                     5.83%            7.18%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $  114,820       $    2,121
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets        0.75% (e)        0.75% (e)
Ratio of net investment income (loss) to
   average net assets                                1.63% (e)        1.47% (e)
Portfolio turnover rate (f)                            69%               0%


(a)   Inception dates is October 19, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Based on average shares outstanding.

(c)   Amount is less than $0.01.

(d)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)   Annualized.

(f)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 12                 See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

        FT CBOE VEST RISING DIVIDEND ACHIEVERS TARGET INCOME ETF (RDVI)
                           APRIL 30, 2023 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of fourteen funds that are offering shares. This report covers the FT Cboe Vest Rising Dividend Achievers Target Income ETF (the
"Fund"), which trades under the ticker "RDVI" on the Cboe BZX Exchange, Inc.
("Cboe BZX"). The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units."

The Fund is an actively managed exchange-traded fund. The Fund's investment objective seeks to provide investors with current income with a secondary objective of providing capital appreciation. Under normal market conditions, the
Fund will pursue its investment objectives by investing primarily in U.S.
exchange-traded equity securities contained in the Nasdaq US Rising Dividend
AchieversTM Index (the "Index") and by utilizing an "option strategy" consisting of writing (selling) U.S. exchange-traded call options on the S&P 500(R) Index or exchange-traded funds that track the S&P 500(R) Index ("Underlying ETFs").
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in dividend-paying securities and/or investments that provide exposure to dividend-paying securities.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing
Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First
Trust" or the "Advisor"), in accordance with valuation procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The
Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the
      London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.

      Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. Over-the-counter options contracts are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Securities traded in an over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their last trade price.

                                                                         Page 13


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

        FT CBOE VEST RISING DIVIDEND ACHIEVERS TARGET INCOME ETF (RDVI)
                           APRIL 30, 2023 (UNAUDITED)

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor's Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;

      2)    the type of security;

      3)    the size of the holding;

      4)    the initial cost of the security;

      5)    transactions in comparable securities;

      6)    price quotes from dealers and/or third-party pricing services;

      7)    relationships among various securities;

      8)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      9)    an analysis of the issuer's financial statements;

     10)    the existence of merger proposals or tender offers that might affect the value of the security; and

     11)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2023, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date.

C. OPTIONS CONTRACTS

The Fund will utilize an "option strategy" consisting of writing (selling) U.S.
exchanged-traded call options on the S&P 500(R) Index or exchange-traded funds that track the S&P 500(R) Index. A written (sold) call option gives the seller the obligation to sell shares of the underlying asset at a specified price
("strike price") at a specified date ("expiration date"). The writer (seller) of the call option receives an amount (premium) for writing (selling) the option.
In the event the underlying asset appreciates above the strike price as of the


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

        FT CBOE VEST RISING DIVIDEND ACHIEVERS TARGET INCOME ETF (RDVI)
                           APRIL 30, 2023 (UNAUDITED)

expiration date, the writer (seller) of the call option will have to pay the difference between the value of the underlying asset and the strike price (which loss is offset by the premium initially received), and in the event the underlying asset declines in value, the call option may end up worthless and the writer (seller) of the call option retains the premium.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in "Options contracts written, at value" on the
Statement of Assets and Liabilities. Options are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities, and the remaining time to the option's expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes.
Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. Any gain or loss on written options would be included in "Net realized gain (loss) on written options contracts" on the Statement of Operations. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The Fund did not pay a distribution during its fiscal period ended October 31,
2022.

As of October 31, 2022, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income...................      $         495
Accumulated capital and other gain (loss).......             (1,689)
Net unrealized appreciation (depreciation)......             67,187

E. INCOME TAXES

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable period ended 2022 remains open to federal and state audit. As of April 30, 2023, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2022, the
Fund had non-expiring capital loss carryforwards available for federal income tax purposes of $1,689.

                                                                         Page 15


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

        FT CBOE VEST RISING DIVIDEND ACHIEVERS TARGET INCOME ETF (RDVI)
                           APRIL 30, 2023 (UNAUDITED)

Certain losses realized during the current fiscal period may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal period ended October 31, 2022, the Fund had no net late year ordinary or capital losses.

As of April 30, 2023, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:


                                   Gross               Gross          Net Unrealized
                                Unrealized          Unrealized         Appreciation
             Tax Cost          Appreciation       (Depreciation)      (Depreciation)
         -----------------   -----------------   -----------------   -----------------
         $      11,805,783   $       4,166,698   $      (1,373,565)  $       2,793,133


F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

First Trust is responsible for the expenses of the Fund including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees (if any), but excluding fee payments under the
Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. Effective
November 1, 2022, the annual unitary management fee payable by the Fund to First
Trust for these services will be reduced at certain levels of the Fund's net assets ("breakpoints") and calculated pursuant to the schedule below:


                               Breakpoints
-------------------------------------------------------------------------
Fund net assets up to and including $2.5 billion                              0.75000%
Fund net assets greater than $2.5 billion up to and including $5 billion      0.73125%
Fund net assets greater than $5 billion up to and including $7.5 billion      0.71250%
Fund net assets greater than $7.5 billion up to and including $10 billion     0.69375%
Fund net assets greater than $10 billion                                      0.67500%


Prior to November 1, 2022, the Fund paid First Trust an annual unitary management fee equal to 0.75% of its average daily net assets.

Cboe Vest(SM) Financial LLC ("Cboe Vest"), an affiliate of First Trust, serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First
Trust's supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Fund, and the Advisor, and the Investment
Sub-Advisory Agreement among the Trust, on behalf of the Fund, the Advisor and
Cboe Vest, First Trust will supervise Cboe Vest and its management of the investment of the Fund's assets and will pay Cboe Vest for its services as the
Fund's sub-advisor. Cboe Vest receives a sub-advisory fee equal to 0.20% of the average daily net assets of the Fund. Cboe Vest's fee is paid by the Advisor out of its management fee.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, target outcome fund or an index fund.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

        FT CBOE VEST RISING DIVIDEND ACHIEVERS TARGET INCOME ETF (RDVI)
                           APRIL 30, 2023 (UNAUDITED)

Additionally, the Lead Independent Trustee and the Chairs of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2023, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $28,398,460 and $29,857,857, respectively.

For the six months ended April 30, 2023, the cost of in-kind purchases and proceeds from in-kind sales were $114,392,490 and $1,021,680, respectively.

                           5. DERIVATIVE TRANSACTIONS

The following table presents the types of derivatives held by the Fund at April
30, 2023, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.


                                            ASSET DERIVATIVES                                 LIABILITY DERIVATIVES
                            -------------------------------------------------   -------------------------------------------------
DERIVATIVE    RISK                STATEMENT OF ASSETS AND                             STATEMENT OF ASSETS AND
INSTRUMENTS   EXPOSURE             LIABILITIES LOCATION             VALUE              LIABILITIES LOCATION              VALUE
-----------   -----------   -----------------------------------   -----------   -----------------------------------   -----------
Options       Equity Risk                   --                    $        --   Options contracts written, at value   $   201,630


The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2023, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.


STATEMENT OF OPERATIONS LOCATION
--------------------------------------------------------------------------------
EQUITY RISK EXPOSURE
Net realized gain (loss) on written options contracts                $   110,916
Net change in unrealized appreciation (depreciation) on written
   options contracts                                                     (34,263)


During the six months ended April 30, 2023, the premiums for written options contracts opened were $1,428,855 and the premiums for written options contracts closed, exercised and expired were $1,263,834.

The Fund does not have the right to offset financial assets and financial liabilities related to options contracts on the Statement of Assets and
Liabilities.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with the Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, the Fund publishes through the National Securities
Clearing Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An
Authorized Participant that wishes to effectuate a creation of the Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the
Fund's shares in return for those assets. After purchasing a Creation Unit, the
Authorized Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund's shares at or close to the
NAV per share of the Fund.

                                                                         Page 17


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

        FT CBOE VEST RISING DIVIDEND ACHIEVERS TARGET INCOME ETF (RDVI)
                           APRIL 30, 2023 (UNAUDITED)

The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

The Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an
Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before October 18, 2024.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there was the following subsequent event:

On May 23, 2023, the Advisor's Pricing Committee approved changes to the
Advisor's Valuation Procedures for the First Trust Funds, including clarifications to certain pricing methodologies. These changes will be reflected in future reports' Notes to Financial Statements.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

        FT CBOE VEST RISING DIVIDEND ACHIEVERS TARGET INCOME ETF (RDVI)
                           APRIL 30, 2023 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

                                                                         Page 19


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

        FT CBOE VEST RISING DIVIDEND ACHIEVERS TARGET INCOME ETF (RDVI)
                           APRIL 30, 2023 (UNAUDITED)

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight
Financing Rate ("SOFR") will be similar to or produce the same value or economic


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

        FT CBOE VEST RISING DIVIDEND ACHIEVERS TARGET INCOME ETF (RDVI)
                           APRIL 30, 2023 (UNAUDITED)

equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February
2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia,
Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the
U.S. has resumed "reasonably" normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund's portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund's shares and result in increased market volatility. During any such events, a fund's shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund's shares may widen.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

PREFERRED SECURITIES RISK. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company's capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date.
Preferred securities may also be substantially less liquid than other securities, including common stock.

                                                                         Page 21


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

        FT CBOE VEST RISING DIVIDEND ACHIEVERS TARGET INCOME ETF (RDVI)
                           APRIL 30, 2023 (UNAUDITED)

VALUATION RISK. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions
(sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots.
If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.

            NOT FDIC INSURED   NOT BANK GUARANTEED   MAY LOSE VALUE

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund and each other fund in the First Trust Fund
Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First
Trust Funds has appointed First Trust Advisors L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First
Trust Liquidity Committee (the "Liquidity Committee").

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity
Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

At the April 17, 2023 meeting of the Board of Trustees, as required by Rule
22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 17, 2022 through the Liquidity Committee's annual meeting held on March 23, 2023 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted any highly liquid investment minimum.

As stated in the written report, during the review period, two funds breached the 15% limitation on illiquid investments for one day each, as a result of an unscheduled week-long closure of the stock exchange in Istanbul following devastating earthquakes in February, causing all Turkish equities to be re-classified as "illiquid" for one day. Each fund filed a Form N-RN on the day after the breach occurred, and one day later after the breach was cured. No fund with a highly liquid investment minimum breached that minimum during the reporting period. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.


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

                      This page intentionally left blank.


FIRST TRUST

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
Cboe Vest(SM) Financial LLC
8350 Broad Street, Suite 240
McLean, VA 22102

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund IV

--------------------------------------------------------------------------------

FT Cboe Vest DJIA(R) Dogs 10 Target Income ETF (DOGG)

----------------------------
     Semi-Annual Report
       For the Period
       April 26, 2023
(Commencement of Operations)
          through
       April 30, 2023
----------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

             FT CBOE VEST DJIA(R) DOGS 10 TARGET INCOME ETF (DOGG)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2023

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and/or Cboe Vest(SM) Financial LLC ("Cboe Vest" or the
"Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (FT Cboe Vest DJIA(R) Dogs 10 Target Income ETF; hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of a relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

             FT CBOE VEST DJIA(R) DOGS 10 TARGET INCOME ETF (DOGG)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2023

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the FT
Cboe Vest DJIA(R) Dogs 10 Target Income ETF (the "Fund"), which contains detailed information about the Fund since its inception on April 26, 2023 through April 30, 2023. Please note that the information contained in this letter and the report prior to the Fund's inception date does not apply to the
Fund.

It pleases me to write that on May 5, 2023, the World Health Organization officially declared that the coronavirus ("COVID-19") pandemic no longer qualified as a global health emergency. While the virus officially no longer poses an immediate threat, its full impact on the world economy remains to be seen, in my opinion. Recall, if you will, those early days of the pandemic;
companies sent workers home, consumers were afraid or unwilling to leave their homes, supply chains dried up, and grocery shelves were left bare. Hoping to provide relief to their constituents and to bolster economic activity, governments across the globe funneled trillions of dollars in stimulus directly into the hands of their citizens. Unfortunately, economist Milton Friedman's age-old economic adage "there's no such thing as a free lunch" still holds. As a result of the U.S. government stimulus, gross domestic product rebounded quickly, but so did inflation.

As many investors are aware, the Federal Reserve (the "Fed") has been locked in a battle with stubbornly high inflation for several years now. Inflation, as measured by the trailing 12-month rate of change in the Consumer Price Index
("CPI"), surged from 1.4% on December 31, 2020, to 9.1% as of June 30, 2022.
Since then, the trailing rate on the CPI has come down, but remains elevated. On
April 30, 2023, the CPI stood at 4.9%, well above the Fed's goal of 2.0%.
Surging prices have not been restricted to the U.S. Headline inflation rates in each of the countries that make up the so-called Group of Ten (G-10) stand above the targets set by their central banks, according to data from Bloomberg.

From the Fed's perspective, monetary policy is the most efficient means to combat rising prices. From December 31, 2020 through May 3, 2023, the Fed increased the Federal Funds target rate (upper bound) a total of ten times, raising the rate from 0.25% to 5.25%. As mentioned, tighter monetary policy resulted in a decrease in the CPI, but there have been casualties in the Fed's battle with rising prices. The most recent banking turmoil is one example.
Another is the spike in mortgage rates. According to Bankrate, the national average for a 30-year mortgage stood at just 2.87% on December 31, 2020. As of
May 1, 2023, the average 30-year mortgage rate had surged to 6.88%. Not all the news is negative, however. Driven by a strong U.S. labor market, consumer spending remained robust in April 2023. Notably, American corporations added
253,000 jobs during the month, and the unemployment rate stood at a 53-year low.
Bob Carey, Chief Market Strategist at First Trust, recently summed up the current situation, noting that "we're not out of the woods yet." That said, even the most difficult situations don't last forever. In my opinion, like the
COVID-19 pandemic, inflation, and the tighter monetary policy it ushered in, will pass with time.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FT CBOE VEST DJIA(R) DOGS 10 TARGET INCOME ETF (DOGG)

FT Cboe Vest DJIA(R) Dogs 10 Target Income ETF (the "Fund") seeks to provide current income with a secondary objective of providing capital appreciation.
Under normal market conditions, the Fund will pursue its objective by investing primarily in common stocks, exchange-traded options (including FLexible EXchange options ("FLEX Options")) and short-term U.S. Treasury securities. The Fund seeks to provide exposure to the "Dogs of the Dow," the ten highest dividend-yielding stocks in the Dow Jones Industrial Average ("DJIA") on an annual basis. The Fund will purchase securities comprising the Dogs of the Dow and gain synthetic exposure to the price movements of the securities comprising the Dogs of the Dow through the use of a combination of puts, calls and U.S.
Treasury securities. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities comprising the Dogs of the
Dow or in options contracts that utilize Dogs of the Dow constituents as the reference asset. Through its investments in securities comprising the Dogs of the Dow and portfolio of investments that reference the Dogs of the Dow, the
Fund seeks to provide exposure to a concentrated portfolio of large-capitalization U.S. equity securities while providing a consistent level of income that, when annualized, is approximately 8% (before fees and expenses)
above the annualized yield of the DJIA.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 CUMULATIVE
                                                                                                                TOTAL RETURNS
                                                                                                             Inception (4/26/23)
                                                                                                                 to 4/30/23
FUND PERFORMANCE
NAV                                                                                                                 2.56%
Market Price                                                                                                        2.76%

INDEX PERFORMANCE
Dow Jones Industrial Average(R) - Price Return                                                                      2.39%
S&P 500(R) Index - Price Return                                                                                     2.80%
------------------------------------------------------------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of the Fund. "Cumulative total returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Since shares of the
Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the
Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

-----------------------------
The "Dow Jones Industrial Average" is a product of S&P Dow Jones Indices LLC
("SPDJI"), and has been licensed for use by First Trust. S&P(R) is a registered trademark of Standard & Poor's Financial Services LLC ("S&P"); "Dow Jones(R)"
and "DJIA" are trademarks of Dow Jones Trademark Holdings LLC ("Dow Jones"); and
these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST DJIA(R) DOGS 10 TARGET INCOME ETF (DOGG)

---------------------------------------------------------------
                                               % OF NET
FUND ALLOCATION                                 ASSETS
---------------------------------------------------------------
U.S. Treasury Bills                               70.3%
Common Stocks                                     49.6
Call Options Purchased                             0.2
Call Options Written                              (0.1)
Put Options Written                              (22.5)
Net Other Assets and Liabilities                   2.5
                                                -------
   Total                                         100.0%
                                                =======

---------------------------------------------------------------

                                              % OF TOTAL
SECTOR CLASSIFICATION                        COMMON STOCKS
---------------------------------------------------------------
Information Technology                            30.3%
Financials                                        10.3
Communication Services                            10.2
Materials                                         10.2
Consumer Staples                                   9.9
Health Care                                        9.8
Energy                                             9.7
Industrials                                        9.6
                                                -------
   Total                                         100.0%
                                                =======

---------------------------------------------------------------
                                              % OF TOTAL
TOP TEN HOLDINGS                              INVESTMENTS
---------------------------------------------------------------
U.S. Treasury Bill                                58.6%
Intel Corp.                                        4.3
JPMorgan Chase & Co.                               4.3
Dow, Inc.                                          4.2
Verizon Communications, Inc.                       4.2
Cisco Systems, Inc.                                4.1
Walgreens Boots Alliance, Inc.                     4.1
Amgen, Inc.                                        4.1
International Business Machines Corp.              4.1
Chevron Corp.                                      4.0
                                                -------
   Total                                          96.0%
                                                =======


                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                    APRIL 26, 2023 - APRIL 30, 2023

              FT Cboe Vest DJIA(R)           Dow Jones Industrial         S&P 500(R) Index -
            Dogs 10 Target Income ETF      Average(R) - Price Return         Price Return
4/26/23              $10,000                        $10,000                    $10,000
4/30/23               10,256                         10,239                     10,280


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 3


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

             FT CBOE VEST DJIA(R) DOGS 10 TARGET INCOME ETF (DOGG)
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2023 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to the FT Cboe Vest DJIA(R) Dogs 10 Target Income ETF ("DOGG" or the
"Fund"). First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

                                  SUB-ADVISOR

Cboe Vest(SM) Financial LLC ("Cboe Vest" or the "Sub-Advisor") serves as the investment sub-advisor to the Fund. In this capacity, Cboe Vest is responsible for the selection and ongoing monitoring of the securities in the Fund's investment portfolio. Cboe Vest, with principal offices at 8350 Broad Street,
Suite 240, McLean, VA 22102, was founded in 2012. Cboe Vest had approximately
$12.1 billion under management or committed to management as of April 30, 2023.

                           PORTFOLIO MANAGEMENT TEAM

KARAN SOOD, MANAGING DIRECTOR OF CBOE VEST
HOWARD RUBIN, MANAGING DIRECTOR OF CBOE VEST

The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. Each portfolio manager has served as a part of the portfolio management team of the Fund since April 2023.


FT CBOE VEST DJIA(R) DOGS 10 TARGET INCOME ETF (DOGG)

UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2023 (UNAUDITED)

As a shareholder of FT Cboe Vest DJIA(R) Dogs 10 Target Income ETF (the "Fund"),
you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the six-month period (or shorter)
ended April 30, 2023.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period"
to estimate the expenses you paid on your account during this six-month (or shorter) period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


-------------------------------------------------------------------------------------------------------------------------------
                                                                                            ANNUALIZED         EXPENSES PAID
                                                                                          EXPENSE RATIO      DURING THE PERIOD
                                                    BEGINNING              ENDING          BASED ON THE      APRIL 26, 2023 (a)
                                                  ACCOUNT VALUE        ACCOUNT VALUE      NUMBER OF DAYS             TO
                                                APRIL 26, 2023 (a)     APRIL 30, 2023     IN THE PERIOD      APRIL 30, 2023 (b)
-------------------------------------------------------------------------------------------------------------------------------
FT CBOE VEST DJIA(R) DOGS 10 TARGET INCOME ETF (DOGG)
Actual                                              $1,000.00            $1,025.60            0.75%                $0.10
Hypothetical (5% return before expenses)            $1,000.00            $1,021.08            0.75%                $3.76


(a)   Inception date.

(b)   Actual expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (April
      26, 2023 through April 30, 2023), multiplied by 5/365. Hypothetical expenses are assumed for the most recent six-month period.

                                                                          Page 5


FT CBOE VEST DJIA(R) DOGS 10 TARGET INCOME ETF (DOGG)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2023 (UNAUDITED)


     SHARES                                               DESCRIPTION                                                VALUE
----------------  --------------------------------------------------------------------------------------------  ----------------
COMMON STOCKS -- 49.6%
                  BANKS -- 5.1%
             752  JPMorgan Chase & Co.........................................................................  $        103,956
                                                                                                                ----------------
                  BIOTECHNOLOGY -- 4.9%
             416  Amgen, Inc..................................................................................            99,732
                                                                                                                ----------------
                  CHEMICALS -- 5.1%
           1,908  Dow, Inc....................................................................................           103,795
                                                                                                                ----------------
                  COMMUNICATIONS EQUIPMENT -- 5.0%
           2,146  Cisco Systems, Inc..........................................................................           101,399
                                                                                                                ----------------
                  CONSUMER STAPLES DISTRIBUTION & RETAIL -- 4.9%
           2,832  Walgreens Boots Alliance, Inc...............................................................            99,828
                                                                                                                ----------------
                  DIVERSIFIED TELECOMMUNICATION SERVICES -- 5.0%
           2,660  Verizon Communications, Inc.................................................................           103,288
                                                                                                                ----------------
                  INDUSTRIAL CONGLOMERATES -- 4.7%
             916  3M Co.......................................................................................            97,298
                                                                                                                ----------------
                  IT SERVICES -- 4.9%
             788  International Business Machines Corp........................................................            99,611
                                                                                                                ----------------
                  OIL, GAS & CONSUMABLE FUELS -- 4.8%
             582  Chevron Corp................................................................................            98,113
                                                                                                                ----------------
                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 5.2%
           3,424  Intel Corp..................................................................................           106,349
                                                                                                                ----------------
                  TOTAL COMMON STOCKS.........................................................................         1,013,369
                  (Cost $987,532)                                                                               ----------------



   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. TREASURY BILLS -- 70.3%
$      1,485,000  U.S. Treasury Bill (a)..........................................      (b)         01/25/24           1,435,668
                  (Cost $1,436,492)                                                                             ----------------

                  TOTAL INVESTMENTS -- 119.9%.................................................................         2,449,037
                  (Cost $2,424,024)                                                                             ----------------



   NUMBER OF                                                            NOTIONAL      EXERCISE     EXPIRATION
   CONTRACTS                         DESCRIPTION                         AMOUNT        PRICE          DATE           VALUE
----------------  --------------------------------------------------  ------------  ------------  ------------  ----------------
PURCHASED OPTIONS -- 0.2%
CALL OPTIONS PURCHASED -- 0.2%
              10  3M Co.............................................  $    106,220  $     156.44    01/22/24                 327
               4  Amgen, Inc........................................        95,896        358.05    01/22/24                  57
               6  Chevron Corp......................................       101,148        251.93    01/22/24                 186
              21  Cisco Systems, Inc................................        99,225         69.98    01/22/24                 122
              19  Dow, Inc..........................................       103,360         79.26    01/22/24                 341
              35  Intel Corp........................................       108,710         44.36    01/22/24               1,992
               8  International Business Machines Corp..............       101,128        188.47    01/22/24                  32
               7  JPMorgan Chase & Co...............................        96,768        203.31    01/22/24                 112
              27  Verizon Communications, Inc.......................       104,841         55.82    01/22/24                 107
              29  Walgreens Boots Alliance, Inc.....................       102,225         52.19    01/22/24                 321
                                                                                                                ----------------
                  TOTAL CALL OPTIONS PURCHASED................................................................             3,597
                  (Cost $3,315)                                                                                 ----------------

                  TOTAL PURCHASED OPTIONS.....................................................................             3,597
                  (Cost $3,315)                                                                                 ----------------


Page 6                  See Notes to Financial Statements


FT CBOE VEST DJIA(R) DOGS 10 TARGET INCOME ETF (DOGG)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)


   NUMBER OF                                                            NOTIONAL      EXERCISE     EXPIRATION
   CONTRACTS                         DESCRIPTION                         AMOUNT        PRICE          DATE           VALUE
----------------  --------------------------------------------------  ------------  ------------  ------------  ----------------
WRITTEN OPTIONS -- (22.6)%
CALL OPTIONS WRITTEN -- (0.1)%
              (2) 3M Co.............................................  $    (21,244) $     106.00    05/05/23    $           (282)
              (1) Amgen, Inc........................................       (23,974)       240.00    05/05/23                (227)
              (2) Chevron Corp......................................       (33,716)       170.00    05/05/23                (250)
              (4) Cisco Systems, Inc................................       (18,900)        47.00    05/05/23                (232)
              (2) Dow, Inc..........................................       (10,880)        54.00    05/05/23                (200)
              (4) Intel Corp........................................       (12,424)        31.00    05/05/23                (212)
              (2) International Business Machines Corp..............       (25,282)       126.00    05/05/23                (272)
              (2) JPMorgan Chase & Co...............................       (27,648)       138.00    05/05/23                (314)
              (8) Verizon Communications, Inc.......................       (31,064)        39.00    05/05/23                (232)
              (5) Walgreens Boots Alliance, Inc.....................       (17,625)        35.00    05/05/23                (270)
                                                                                                                ----------------
                  TOTAL CALL OPTIONS WRITTEN..................................................................            (2,491)
                  (Premiums received $2,282)                                                                    ----------------

PUT OPTIONS WRITTEN -- (22.5)%
             (10) 3M Co.............................................      (106,220)       156.44    01/22/24             (48,936)
              (4) Amgen, Inc........................................       (95,896)       358.05    01/22/24             (44,489)
              (6) Chevron Corp......................................      (101,148)       251.93    01/22/24             (47,205)
             (21) Cisco Systems, Inc................................       (99,225)        69.98    01/22/24             (44,784)
             (19) Dow, Inc..........................................      (103,360)        79.26    01/22/24             (45,944)
             (35) Intel Corp........................................      (108,710)        44.36    01/22/24             (43,845)
              (8) International Business Machines Corp..............      (101,128)       188.47    01/22/24             (47,840)
              (7) JPMorgan Chase & Co...............................       (96,768)       203.31    01/22/24             (42,442)
             (27) Verizon Communications, Inc.......................      (104,841)        55.82    01/22/24             (45,463)
             (29) Walgreens Boots Alliance, Inc.....................      (102,225)        52.19    01/22/24             (48,128)
                                                                                                                ----------------
                  TOTAL PUT OPTIONS WRITTEN...................................................................          (459,076)
                  (Premiums received $484,418)                                                                  ----------------

                  TOTAL WRITTEN OPTIONS.......................................................................          (461,567)
                  (Premiums received $486,700)
                  NET OTHER ASSETS AND LIABILITIES -- 2.5%....................................................            51,039
                                                                                                                ----------------
                  NET ASSETS -- 100.0%........................................................................  $      2,042,106
                                                                                                                ================


(a)   All or a portion of this security is pledged as collateral for the options written. At April 30, 2023, the value of this security amounts to
      $1,435,668.

(b)   Zero coupon security.

                        See Notes to Financial Statements                 Page 7


FT CBOE VEST DJIA(R) DOGS 10 TARGET INCOME ETF (DOGG)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2023 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                          ASSETS TABLE
                                                                                                  LEVEL 2            LEVEL 3
                                                             TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                                                           VALUE AT            QUOTED           OBSERVABLE        UNOBSERVABLE
                                                           4/30/2023           PRICES             INPUTS             INPUTS
                                                        ---------------    ---------------    ---------------    ---------------
Common Stocks*........................................  $     1,013,369    $     1,013,369    $            --    $            --
U.S. Treasury Bills...................................        1,435,668                 --          1,435,668                 --
                                                        ---------------    ---------------    ---------------    ---------------
Total Investments.....................................        2,449,037          1,013,369          1,435,668                 --
Call Options Purchased................................            3,597                 --              3,597                 --
                                                        ---------------    ---------------    ---------------    ---------------
Total.................................................  $     2,452,634    $     1,013,369    $     1,439,265    $            --
                                                        ===============    ===============    ===============    ===============

                                                       LIABILITIES TABLE
                                                                                                  LEVEL 2            LEVEL 3
                                                             TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                                                           VALUE AT            QUOTED           OBSERVABLE        UNOBSERVABLE
                                                           4/30/2023           PRICES             INPUTS             INPUTS
                                                        ---------------    ---------------    ---------------    ---------------
Call Options Written..................................  $        (2,491)   $        (2,491)   $            --    $            --
Put Options Written...................................         (459,076)                --           (459,076)                --
                                                        ---------------    ---------------    ---------------    ---------------
Total.................................................  $      (461,567)   $        (2,491)   $      (459,076)   $            --
                                                        ===============    ===============    ===============    ===============


* See Portfolio of Investments for industry breakout.

Page 8                  See Notes to Financial Statements


FT CBOE VEST DJIA(R) DOGS 10 TARGET INCOME ETF (DOGG)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2023 (UNAUDITED)


ASSETS:
Investments, at value..................................................    $    2,449,037
Options contracts purchased, at value..................................             3,597
Cash...................................................................         1,483,739
Cash segregated as collateral for open options contracts...............             1,152
Investment securities sold receivable..................................             2,282
                                                                           --------------
   Total Assets........................................................         3,939,807
                                                                           --------------
LIABILITIES:
Options contracts written, at value....................................           461,567
Payables:
   Investment securities purchased.....................................         1,435,969
   Investment advisory fees............................................               165
                                                                           --------------
   Total Liabilities...................................................         1,897,701
                                                                           --------------
NET ASSETS.............................................................    $    2,042,106
                                                                           ==============
NET ASSETS CONSIST OF:
Paid-in capital........................................................    $    1,990,321
Par value..............................................................             1,000
Accumulated distributable earnings (loss)..............................            50,785
                                                                           --------------
NET ASSETS.............................................................    $    2,042,106
                                                                           ==============
NET ASSET VALUE, per share.............................................    $        20.42
                                                                           ==============
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share)..........................................           100,002
                                                                           ==============
Investments, at cost...................................................    $    2,424,024
                                                                           ==============
Premiums paid on options contracts purchased...........................    $        3,315
                                                                           ==============
Premiums received on options contracts written.........................    $      486,700
                                                                           ==============


                        See Notes to Financial Statements                 Page 9


FT CBOE VEST DJIA(R) DOGS 10 TARGET INCOME ETF (DOGG)

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED APRIL 30, 2023 (UNAUDITED) (a)


INVESTMENT INCOME:
Dividends..............................................................    $          523
                                                                           --------------
   Total investment income.............................................               523
                                                                           --------------
EXPENSES:
Investment advisory fees...............................................               166
                                                                           --------------
   Total expenses......................................................               166
                                                                           --------------
NET INVESTMENT INCOME (LOSS)...........................................               357
                                                                           --------------
UNREALIZED GAIN (LOSS):
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................            25,013
   Purchased options contracts.........................................               282
   Written options contracts...........................................            25,133
                                                                           --------------
Net change in unrealized appreciation (depreciation)...................            50,428
                                                                           --------------
UNREALIZED GAIN (LOSS).................................................            50,428
                                                                           --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................    $       50,785
                                                                           ==============


(a)   Inception date is April 26, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

Page 10                 See Notes to Financial Statements


FT CBOE VEST DJIA(R) DOGS 10 TARGET INCOME ETF (DOGG)

STATEMENT OF CHANGES IN NET ASSETS


                                                                               PERIOD
                                                                                ENDED
                                                                              4/30/2023
                                                                           (UNAUDITED) (a)
                                                                           ---------------
OPERATIONS:
Net investment income (loss)...........................................    $           357
Net change in unrealized appreciation (depreciation)...................             50,428
                                                                           ---------------
Net increase (decrease) in net assets resulting from operations........             50,785
                                                                           ---------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold..............................................          1,991,321
Cost of shares redeemed................................................                 --
                                                                           ---------------
Net increase (decrease) in net assets resulting from
   shareholder transactions............................................          1,991,321
                                                                           ---------------
Total increase (decrease) in net assets................................          2,042,106

NET ASSETS:
Beginning of period....................................................                 --
                                                                           ---------------
End of period..........................................................    $     2,042,106
                                                                           ===============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period................................                 --
Shares sold............................................................            100,002
Shares redeemed........................................................                 --
                                                                           ---------------
Shares outstanding, end of period......................................            100,002
                                                                           ===============


(a)   Inception date is April 26, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

                        See Notes to Financial Statements                Page 11


FT CBOE VEST DJIA(R) DOGS 10 TARGET INCOME ETF (DOGG)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                    PERIOD
                                                    ENDED
                                                4/30/2023 (a)
                                                 (UNAUDITED)
                                                --------------
Net asset value, beginning of period              $    19.91
                                                  ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.00 (b)
Net realized and unrealized gain (loss)                 0.51
                                                  ----------
Total from investment operations                        0.51
                                                  ----------
Net asset value, end of period                    $    20.42
                                                  ==========
TOTAL RETURN (c)                                        2.56%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)              $    2,042
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.75% (d)
Ratio of net investment income (loss) to
   average net assets                                   1.62% (d)
Portfolio turnover rate (e)                                0%


(a)   Inception date is April 26, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Amount is less than $0.01

(c)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)   Annualized.

(e)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 12                 See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

             FT CBOE VEST DJIA(R) DOGS 10 TARGET INCOME ETF (DOGG)
                           APRIL 30, 2023 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of fourteen funds that are offering shares. This report covers the FT Cboe Vest DJIA(R) Dogs 10 Target Income ETF (the "Fund"),
which trades under the ticker "DOGG" on the Cboe BZX Exchange, Inc. ("Cboe
BZX"). The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units."

The Fund is an actively managed exchange-traded fund. The Fund's investment objective seeks to provide current income with a secondary objective of providing capital appreciation. Under normal market conditions, the Fund will pursue its investment objectives by investing primarily in common stocks, exchange-traded options (including FLexible EXchange options ("FLEX Options"))
and short-term U.S. Treasury securities. The Fund seeks to provide exposure to the "Dogs of the Dow," the ten highest dividend-yielding stocks in the Dow Jones
Industrial Average ("DJIA") on an annual basis. The Fund will purchase securities comprising the Dogs of the Dow and gain synthetic exposure to the price movements of the securities comprising the Dogs of the Dow through the use of a combination of puts, calls and U.S. Treasury securities (the "Synthetic
Replication"), as described in greater detail below. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities comprising the Dogs of the Dow or in options contracts that utilize
Dogs of the Dow constituents as the reference asset.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing
Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First
Trust" or the "Advisor"), in accordance with valuation procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The
Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the
      London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.

      Exchange-traded options contracts (other than FLEX Option contracts) are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
      Over-the-counter options contracts are valued at the mean of their most recent bid and asked price, if available, and otherwise at their last trade price. FLEX Option contracts are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a
      FLEX Option contract occurs, the trade price will be used to value such
      FLEX Option contracts in lieu of the model price.

                                                                         Page 13


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FT CBOE VEST DJIA(R) DOGS 10 TARGET INCOME ETF (DOGG)
                           APRIL 30, 2023 (UNAUDITED)

      Securities traded in an over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their last trade price.

      U.S. Treasuries are valued on the basis of valuations provided by a third-party pricing service approved by the Trust's Board of Trustees.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor's Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the last sale price on the exchange on which they are
                  principally traded or, for Nasdaq and AIM securities, the
                  official closing price;

            2)    the type of security;

            3)    the size of the holding;

            4)    the initial cost of the security;

            5)    transactions in comparable securities;

            6)    price quotes from dealers and/or third-party pricing services;

            7)    relationships among various securities;

            8)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

            9)    an analysis of the issuer's financial statements;

           10)    the existence of merger proposals or tender offers that might affect the value of the security; and

           11)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2023, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FT CBOE VEST DJIA(R) DOGS 10 TARGET INCOME ETF (DOGG)
                           APRIL 30, 2023 (UNAUDITED)

C. OPTIONS CONTRACTS AND FLEX OPTIONS

When the Fund sells call options as a means to generate income to achieve the
Target Income Level, the Fund will employ a covered call strategy that seeks to sell call options having a strike price roughly equal to the value of each equity security held by the Fund (such options are said to be "at-the-money") on some or all of the equity securities purchased by the Fund.

When utilizing Synthetic Replication, the Fund may utilize FLEX Options. FLEX
Options are customized equity or index option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates that are otherwise standardized in typical listed options contract. The Synthetic Replication is achieved through the combination of a purchasing a call and selling a put generally at the same strike price which synthetically creates the upside and downside participation in the price returns of the Dogs of the Dow.

When the Fund purchases a call or put option, the premium paid represents the cost of the call or put option, which is included in "Options contracts purchased, at value" on the Statement of Assets and Liabilities. When the Fund
writes (sells) an option, an amount equal to the premium received by the Fund is included in "Options contracts written, at value" on the Statement of Assets and
Liabilities. Options are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities, and the remaining time to the option's expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes. Gain or loss on purchased options, if any, is included in "Net realized gain (loss) on purchased options contracts" on the Statement of Operations. Gain or loss on written options, if any, is presented separately as "Net realized gain (loss) on written options contracts" on the Statement of Operations.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

E. INCOME TAXES

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. As of April 30, 2023, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

Certain losses realized during the current fiscal period may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes.

                                                                         Page 15


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FT CBOE VEST DJIA(R) DOGS 10 TARGET INCOME ETF (DOGG)
                           APRIL 30, 2023 (UNAUDITED)

As of April 30, 2023, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:


                                   Gross               Gross          Net Unrealized
                                Unrealized          Unrealized         Appreciation
             Tax Cost          Appreciation       (Depreciation)      (Depreciation)
         -----------------   -----------------   -----------------   -----------------
         $       1,940,639   $          51,632   $          (1,204)  $          50,428


F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

First Trust is responsible for the expenses of the Fund including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees (if any), but excluding fee payments under the
Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund's net assets ("breakpoints") and calculated pursuant to the schedule below:


                               Breakpoints
-------------------------------------------------------------------------
Fund net assets up to and including $2.5 billion                              0.75000%
Fund net assets greater than $2.5 billion up to and including $5 billion      0.73125%
Fund net assets greater than $5 billion up to and including $7.5 billion      0.71250%
Fund net assets greater than $7.5 billion up to and including $10 billion     0.69375%
Fund net assets greater than $10 billion                                      0.67500%


Cboe Vest(SM) Financial LLC ("Cboe Vest"), an affiliate of First Trust, serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First
Trust's supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Fund, and the Advisor, and the Investment
Sub-Advisory Agreement among the Trust, on behalf of the Fund, the Advisor and
Cboe Vest, First Trust will supervise Cboe Vest and its management of the investment of the Fund's assets and will pay Cboe Vest for its services as the
Fund sub-advisor. Cboe Vest receives a sub-advisory fee equal to 0.20% of the average daily net assets of the Fund. Cboe Vest's fee is paid by the Advisor out of its management fee.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, target outcome fund or an index fund.

Additionally, the Lead Independent Trustee and the Chairs of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FT CBOE VEST DJIA(R) DOGS 10 TARGET INCOME ETF (DOGG)
                           APRIL 30, 2023 (UNAUDITED)

                      4. PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2023, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $0 and $0, respectively.

For the period ended April 30, 2023, the cost of in-kind purchases and proceeds from in-kind sales were $987,532 and $0, respectively.

                           5. DERIVATIVE TRANSACTIONS

The following table presents the types of derivatives held by the Fund at April
30, 2023, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.


                                            ASSET DERIVATIVES                                  LIABILITY DERIVATIVES
                            --------------------------------------------------   --------------------------------------------------
DERIVATIVE    RISK                 STATEMENT OF ASSETS AND                              STATEMENT OF ASSETS AND
INSTRUMENTS   EXPOSURE              LIABILITIES LOCATION              VALUE              LIABILITIES LOCATION              VALUE
-----------   -----------   -------------------------------------   ----------   -------------------------------------  ----------
Options       Equity Risk   Options contracts purchased, at value   $    3,597   Options contracts written, at value     $  461,567


The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the period ended
April 30, 2023, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.


STATEMENT OF OPERATIONS LOCATION
--------------------------------------------------------------------------------
EQUITY RISK EXPOSURE
Net change in unrealized appreciation (depreciation) on
   Purchased options contracts                                      $     282
   Written options contracts                                           25,133


During the period ended April 30, 2023, the premiums for purchased options contracts opened were $3,315 and the premiums for purchased options contracts closed, exercised and expired were $0.

During the period ended April 30, 2023, the premiums for written options contracts opened were $486,700 and the premiums for written options contracts closed, exercised and expired were $0.

The Fund does not have the right to offset financial assets and financial liabilities related to options contracts on the Statement of Assets and
Liabilities.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with the Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, the Fund publishes through the National Securities
Clearing Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An
Authorized Participant that wishes to effectuate a creation of the Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the
Fund's shares in return for those assets. After purchasing a Creation Unit, the
Authorized Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund's shares at or close to the
NAV per share of the Fund.

The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

                                                                         Page 17


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FT CBOE VEST DJIA(R) DOGS 10 TARGET INCOME ETF (DOGG)
                           APRIL 30, 2023 (UNAUDITED)

The Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an
Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 24, 2025.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there was the following subsequent event:

On May 23, 2023, the Advisor's Pricing Committee approved changes to the
Advisor's Valuation Procedures for the First Trust Funds, including clarifications to certain pricing methodologies. These changes will be reflected in future reports' Notes to Financial Statements.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

             FT CBOE VEST DJIA(R) DOGS 10 TARGET INCOME ETF (DOGG)
                           APRIL 30, 2023 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

                                                                         Page 19


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

             FT CBOE VEST DJIA(R) DOGS 10 TARGET INCOME ETF (DOGG)
                           APRIL 30, 2023 (UNAUDITED)

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

             FT CBOE VEST DJIA(R) DOGS 10 TARGET INCOME ETF (DOGG)
                           APRIL 30, 2023 (UNAUDITED)

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight
Financing Rate ("SOFR") will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February
2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia,
Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the
U.S. has resumed "reasonably" normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund's portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund's shares and result in increased market volatility. During any such events, a fund's shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund's shares may widen.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

PREFERRED SECURITIES RISK. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company's capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred

                                                                         Page 21

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             FT CBOE VEST DJIA(R) DOGS 10 TARGET INCOME ETF (DOGG)
                           APRIL 30, 2023 (UNAUDITED)

securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date.
Preferred securities may also be substantially less liquid than other securities, including common stock.

VALUATION RISK. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions
(sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots.
If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.

            NOT FDIC INSURED   NOT BANK GUARANTEED   MAY LOSE VALUE

                      ADVISORY AND SUB-ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AND
SUB-ADVISORY AGREEMENTS

The Board of Trustees of First Trust Exchange-Traded Fund IV (the "Trust"),
including the Independent Trustees, approved the Investment Management Agreement
(the "Advisory Agreement") with First Trust Advisors L.P. (the "Advisor"), on behalf of FT Cboe Vest DJIA(R) Dogs 10 Target Income ETF (the "Fund"), and the
Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement" and together with the Advisory Agreement, the "Agreements") among the Trust, on behalf of the
Fund, the Advisor and Cboe Vest Financial LLC (the "Sub-Advisor"), for an
initial two-year term at a meeting held on March 6, 2023. The Board determined that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

To reach this determination, the Board considered its duties under the
Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for the Fund, the Independent Trustees received a separate report from each of the
Advisor and the Sub-Advisor in advance of the Board meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and the Sub-Advisor to the Fund
(including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate schedule payable by the Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense Universe"), each assembled by
Broadridge Financial Solutions, Inc. ("Broadridge"), an independent source, and as compared to fees charged to other exchange-traded funds ("ETFs") managed by the Advisor; the proposed sub-advisory fee as compared to fees charged to other clients of the Sub-Advisor; the estimated expense ratio of the Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe;
the nature of expenses to be incurred in providing services to the Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any indirect benefits to the Advisor and its affiliates, First
Trust Portfolios L.P. ("FTP") and First Trust Capital Partners, LLC ("FTCP"),
and the Sub-Advisor; and information on the Advisor's and the Sub-Advisor's compliance programs. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the
Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund's perspective. In evaluating whether to approve the Agreements for the Fund, the
Board considered the nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the
Advisory Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Advisor to the Fund, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board considered that the Fund will be an

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             FT CBOE VEST DJIA(R) DOGS 10 TARGET INCOME ETF (DOGG)
                           APRIL 30, 2023 (UNAUDITED)

actively-managed ETF and will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. The Board noted that the Advisor will oversee the
Sub-Advisor's day-to-day management of the Fund's investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the
Advisor's, the Sub-Advisor's and the Fund's compliance with the 1940 Act, as well as the Fund's compliance with its investment objectives, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. With respect to the Sub-Advisory Agreement, in addition to the written materials provided by the Sub-Advisor, at the March 6, 2023 meeting, the Board also received a presentation from representatives of the Sub-Advisor, who discussed the services that the Sub-Advisor will provide to the Fund, and the Trustees were able to ask questions about the proposed investment strategy for the Fund. The Board noted the background and experience of the Sub-Advisor's portfolio management team and the Sub-Advisor's investment style. Because the
Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.

The Board considered the proposed unitary fee rate schedule payable by the Fund under the Advisory Agreement for the services to be provided. The Board noted
that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee starting at an annual rate of 0.75% of its average daily net assets, subject to a breakpoint schedule pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that, from the unitary fee for the Fund, the Advisor would pay the Sub-Advisor a sub-advisory fee equal to an annual rate of 0.20% of the Fund's average daily net assets. The Board noted that the Advisor would be responsible for the Fund's expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund (including ETF) and non-fund clients, as applicable. Because the Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee rate for the Fund was below the median total (net)
expense ratio of the peer funds in the Expense Group. With respect to the
Expense Group, the Board discussed with representatives of the Advisor how the
Expense Group was assembled and how the Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other clients, the Board considered the
Advisor's statement that the Fund will be unique to the market and the First
Trust Fund Complex, but will be most similar to two other ETFs in the First
Trust Fund Complex that are managed by the Advisor and sub-advised by the
Sub-Advisor and employ options-based strategies, each of which has a unitary fee rate schedule starting at an annual rate of 0.75% of its average daily net assets. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the
Agreements, the Board determined that the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.

The Board considered whether there are any potential economies of scale to be achieved in connection with the Advisor providing investment advisory services to the Fund and whether the Fund may benefit from any economies of scale. The
Board noted that the proposed unitary fee rate schedule for the Fund includes breakpoints pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that the Advisor has continued to build infrastructure and add new staff to improve the services to the funds in the First Trust Fund Complex. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Fund generally would benefit the Advisor and the
Sub-Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Fund. The Board concluded that the proposed unitary fee rate schedule for the Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at reasonably foreseeable future asset levels. The Board considered that the
Sub-Advisor would be paid by the Advisor from the Fund's unitary fee and its understanding that the sub-advisory fee for the Fund was the product of an arm's length negotiation. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for the
Fund under the Advisory Agreement. The Board considered the Advisor's estimate of the asset level for the Fund at which the Advisor expects the Advisory
Agreement to be profitable to the Advisor and the Advisor's estimate of the profitability of the Advisory Agreement if the Fund's assets reach $100 million.
The Board noted the inherent limitations in the profitability analysis and

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             FT CBOE VEST DJIA(R) DOGS 10 TARGET INCOME ETF (DOGG)
                           APRIL 30, 2023 (UNAUDITED)

concluded that, based on the information provided, the Advisor's estimated profitability level for the Fund was not unreasonable. The Board reviewed financial information provided by the Sub-Advisor, but did not review any potential profitability of the Sub-Advisory Agreement to the Sub-Advisor. The
Board concluded that the profitability analysis for the Advisor was more relevant. The Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Fund. The Board noted that FTCP has a controlling ownership interest in the Sub-Advisor's parent company and considered potential indirect benefits to the Advisor from such ownership interest. The Board also considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the
Advisor or FTP. The Board also considered the potential indirect benefits to the
Sub-Advisor from FTCP's controlling ownership interest in the Sub-Advisor's parent company. The Board noted the Sub-Advisor's statements that it does not foresee any indirect benefits from its relationship with the Fund and that, as a policy, it does not enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions. The Board concluded that the character and amount of potential indirect benefits to the
Advisor and the Sub-Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the
Board, including the Independent Trustees, determined that the terms of the
Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of the Fund. No single factor was determinative in the
Board's analysis.

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund and each other fund in the First Trust Fund
Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First
Trust Funds has appointed First Trust Advisors L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First
Trust Liquidity Committee (the "Liquidity Committee").

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity
Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

At the April 17, 2023 meeting of the Board of Trustees, as required by Rule
22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 17, 2022 through the Liquidity Committee's annual meeting held on March 23, 2023 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted any highly liquid investment minimum.

As stated in the written report, during the review period, two funds breached the 15% limitation on illiquid investments for one day each, as a result of an unscheduled week-long closure of the stock exchange in Istanbul following devastating earthquakes in February, causing all Turkish equities to be re-classified as "illiquid" for one day. Each fund filed a Form N-RN on the day after the breach occurred, and one day later after the breach was cured. No fund with a highly liquid investment minimum breached that minimum during the reporting period. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.


FIRST TRUST

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
Cboe Vest(SM) Financial LLC
8350 Broad Street, Suite 240
McLean, VA 22102

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

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(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Items 6. Investments.

(a)	Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the reports to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).
(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.
(b)	Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund IV
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	July 10, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	July 10, 2023
By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	July 10, 2023

* Print the name and title of each signing officer under his or her signature.